Schedule of Investments Core Bond Fund^ (Unaudited)
January 31, 2024

Principal Amount		Value
U.S. Treasury Obligations 18.4%
	U.S. Treasury Bonds
$4,385,000	3.75%, due 8/15/2041 - 11/15/2043	$4,068,592
7,960,000	2.38%, due 2/15/2042 - 5/15/2051	5,871,003
2,500,000	4.00%, due 11/15/2042	2,399,902
3,445,000	4.75%, due 11/15/2043 - 11/15/2053	3,745,701
6,005,000	3.38%, due 5/15/2044 - 11/15/2048	5,156,748
5,925,000	3.13%, due 8/15/2044 - 5/15/2048	4,847,620
1,730,000	3.00%, due 11/15/2044	1,411,234
2,850,000	1.88%, due 2/15/2051	1,749,187
1,525,000	2.00%, due 8/15/2051	963,490
2,070,000	3.63%, due 5/15/2053	1,860,089
8,715,000	4.13%, due 8/15/2053	8,569,296
	U.S. Treasury Notes
25,015,000	3.63%, due 5/15/2026	24,741,398
12,470,000	4.13%, due 9/30/2027 - 11/15/2032	12,550,869
6,835,000	3.88%, due 11/30/2027 - 8/15/2033	6,812,919
2,845,000	0.75%, due 1/31/2028	2,514,269
5,925,000	4.88%, due 10/31/2028	6,174,961
1,780,000	3.13%, due 11/15/2028	1,721,316
735,000	3.75%, due 12/31/2028	730,808
11,400,000	3.50%, due 1/31/2030	11,147,508
7,530,000	4.00%, due 2/28/2030	7,562,650
5,245,000	4.38%, due 11/30/2030	5,384,320
1,660,000	4.50%, due 11/15/2033	1,733,403
Total U.S. Treasury Obligations (Cost $120,443,248)		121,717,283
U.S. Government Agency Securities 0.7%
	Federal Home Loan Banks
1,160,000	5.50%, due 7/15/2036	1,282,819
1,585,000	4.00%, due 6/30/2028	1,592,156
1,985,000	Federal National Mortgage Association Principal Strips, 0.00%, due 7/15/2037	1,068,113 (a)
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	740,975
Total U.S. Government Agency Securities (Cost $5,131,822)		4,684,063

Mortgage-Backed Securities 39.7%
Collateralized Mortgage Obligations 5.6%
	Angel Oak Mortgage Trust
108,292	Series 2019-6, Class A1, 2.62%, due 11/25/2059	104,754 (b)(c)
838,378	Series 2021-3, Class A1, 1.07%, due 5/25/2066	708,366 (b)(c)
119,784	Series 2022-5, Class A1, 4.50%, due 5/25/2067	117,249 (b)(d)
358,251	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	307,960 (b)(c)
	Federal Home Loan Mortgage Corp. REMICS
1,332,252	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 0.99%, due 3/15/2042	177,603 (e)(f)
697,003	Series 4120, Class SV, (6.04% - 30 day USD SOFR Average), 0.69%, due 10/15/2042	83,311 (e)(f)
874,293	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 0.69%, due 1/15/2043	115,074 (e)(f)
539,756	Series 4385, Class IA, 4.50%, due 9/15/2044	108,206 (f)
1,162,514	Series 4572, Class SA, (5.94% - 30 day USD SOFR Average), 0.59%, due 4/15/2046	137,731 (e)(f)
1,018,232	Series 4623, Class MS, (5.89% - 30 day USD SOFR Average), 0.54%, due 10/15/2046	116,645 (e)(f)
3,889,923	Series 5013, Class ID, 3.00%, due 9/25/2050	487,580 (f)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Federal Home Loan Mortgage Corp. STACR REMICS Trust
$579,828	Series 2021-DNA7, Class M1, (30 day USD SOFR Average + 0.85%), 6.19%, due 11/25/2041	$579,468 (b)(e)
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 7.14%, due 11/25/2041	1,106,873 (b)(e)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 7.84%, due 1/25/2042	555,106 (b)(e)
1,478,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.74%, due 2/25/2042	1,509,400 (b)(e)
1,448,000	Series 2022-HQA1, Class M1B, (30 day USD SOFR Average + 3.50%), 8.84%, due 3/25/2042	1,515,133 (b)(e)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 8.24%, due 4/25/2042	1,374,687 (b)(e)
1,145,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 8.69%, due 5/25/2042	1,204,315 (b)(e)
Federal Home Loan Mortgage Corp. STACR Trust
463,543	Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.71%, due 7/25/2029	480,059 (e)
607,602	Series 2017-HQA3, Class M2, (30 day USD SOFR Average + 2.46%), 7.81%, due 4/25/2030	622,774 (e)
604,927	Federal Home Loan Mortgage Corp. Strips, Series 312, Class S1, (5.84% - 30 day USD SOFR Average), 0.49%, due 9/15/2043	71,407 (e)(f)
Federal National Mortgage Association Connecticut Avenue Securities
702,000	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.89%, due 10/25/2041	705,952 (b)(e)
1,575,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.24%, due 12/25/2041	1,589,239 (b)(e)
710,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.44%, due 3/25/2042	739,271 (b)(e)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.84%, due 3/25/2042	1,620,756 (b)(e)
612,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.99%, due 6/25/2042	664,405 (b)(e)
1,010,242	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.74%, due 12/25/2042	1,036,761 (b)(e)
958,313	Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.64%, due 1/25/2043	982,469 (b)(e)
1,685,525	Federal National Mortgage Association Interest Strip, Series 418, Class C24, 4.00%, due 8/25/2043	309,539 (f)
Federal National Mortgage Association REMICS
1,600,518	Series 2012-15, Class S, (5.84% - 30 day USD SOFR Average), 0.49%, due 3/25/2042	186,905 (e)(f)
1,354,879	Series 2012-70, Class HS, (5.89% - 30 day USD SOFR Average), 0.54%, due 7/25/2042	176,790 (e)(f)
765,575	Series 2017-100, Class S, (6.04% - 30 day USD SOFR Average), 0.69%, due 12/25/2042	98,419 (e)(f)
681,576	Series 2012-140, Class PI, 3.50%, due 12/25/2042	105,183 (f)
1,476,401	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 0.64%, due 2/25/2043	194,293 (e)(f)
1,255,513	Series 2013-18, Class PS, (5.99% - 30 day USD SOFR Average), 0.64%, due 3/25/2043	146,404 (e)(f)
1,302,787	Series 2015-32, Class SA, (6.09% - 30 day USD SOFR Average), 0.74%, due 5/25/2045	164,241 (e)(f)
821,781	Series 2016-32, Class LI, 3.50%, due 6/25/2046	143,822 (f)
368,038	Series 2016-40, Class SA, (5.74% - 30 day USD SOFR Average), 0.39%, due 7/25/2046	40,895 (e)(f)
1,233,237	Series 2016-95, Class US, (5.89% - 30 day USD SOFR Average), 0.54%, due 12/25/2046	163,458 (e)(f)
1,650,578	Series 2018-7, Class CI, 4.00%, due 2/25/2048	308,869 (f)
908,981	Series 2020-52, Class GI, 4.50%, due 8/25/2050	184,685 (f)
GCAT Trust
276,662	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	262,968 (b)(c)
1,179,787	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	949,464 (b)(c)
Government National Mortgage Association REMICS
1,518,283	Series 2013-5, Class BI, 3.50%, due 1/20/2043	250,931 (f)
1,748,223	Series 2013-23, Class IT, 3.50%, due 2/20/2043	254,322 (f)
681,002	Series 2018-124, Class DS, (5.99% - 1 mo. USD Term SOFR), 0.65%, due 12/16/2043	76,049 (e)(f)
754,225	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 0.70%, due 12/20/2044	79,652 (e)(f)
1,690,860	Series 2019-22, Class SA, (5.49% - 1 mo. USD Term SOFR), 0.15%, due 2/20/2045	184,280 (e)(f)
1,146,450	Series 2018-7, Class SA, (6.09% - 1 mo. USD Term SOFR), 0.75%, due 1/20/2048	136,271 (e)(f)
1,992,503	Series 2020-107, Class AB, 1.00%, due 7/20/2050	1,522,470
1,654,429	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,262,291
3,488,554	Series 2020-173, Class MI, 2.50%, due 11/20/2050	469,712 (f)
3,412,099	Series 2021-26, Class AI, 2.00%, due 2/20/2051	403,796 (f)
1,406,986	Series 2021-103, Class HE, 2.00%, due 6/20/2051	1,172,452
2,902,197	Series 2021-116, Class IA, 2.50%, due 6/20/2051	393,069 (f)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$1,435,931	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.05%, due 3/25/2054	$1,443,111 (b)(e)
143,269	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	132,057 (b)(c)
Starwood Mortgage Residential Trust
804,352	Series 2021-3, Class A1, 1.13%, due 6/25/2056	661,206 (b)(c)
1,326,824	Series 2021-6, Class A1, 1.92%, due 11/25/2066	1,115,488 (b)(c)
Towd Point Mortgage Trust
159,177	Series 2017-5, Class A1, (1 mo. USD Term SOFR + 0.71%), 5.89%, due 2/25/2057	161,158 (b)(e)
422,576	Series 2017-2, Class A2, 3.25%, due 4/25/2057	413,124 (b)(c)
2,540,129	Series 2022-4, Class A1, 3.75%, due 9/25/2062	2,382,510 (b)
Verus Securitization Trust
98,773	Series 2019-4, Class A1, 3.64%, due 11/25/2059	95,628 (b)(d)
981,578	Series 2021-3, Class A1, 1.05%, due 6/25/2066	821,477 (b)(c)
1,475,364	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,251,836 (b)(c)
36,941,379
Commercial Mortgage-Backed 4.9%
BANK
1,273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	1,114,093 (c)
841,500	Series 2023-BNK45, Class B, 6.15%, due 2/15/2056	876,526 (c)
709,779	BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, due 11/15/2056	815,131 (c)
1,834,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	1,702,457 (b)
Benchmark Mortgage Trust
11,126,295	Series 2021-B26, Class XA, 1.00%, due 6/15/2054	487,179 (c)(f)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	376,207
601,000	Series 2021-B31, Class C, 3.20%, due 12/15/2054	442,593 (c)
691,655	Series 2023-B40, Class A5, 6.05%, due 12/15/2056	751,950
778,000	Series 2023-B40, Class AS, 6.59%, due 12/15/2056	849,558
545,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, due 12/15/2056	596,553
BX Commercial Mortgage Trust
1,600,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.10%, due 9/15/2036	1,569,859 (b)(e)
426,000	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 6.44%, due 2/15/2039	426,427 (b)(e)(g)
835,000	Series 2024-XL4, Class B, (1 mo. USD Term SOFR + 1.79%), 6.79%, due 2/15/2039	834,823 (b)(e)(g)
1,927,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/9/2041	1,735,814 (b)
1,416,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, (1 mo. USD Term SOFR + 1.55%), 6.88%, due 12/15/2037	1,412,460 (b)(e)
Citigroup Commercial Mortgage Trust
745,000	Series 2014-GC23, Class B, 4.18%, due 7/10/2047	718,084 (c)
3,893,186	Series 2014-GC25, Class XA, 1.09%, due 10/10/2047	9,295 (c)(f)
1,910,053	Series 2015-GC27, Class XA, 1.45%, due 2/10/2048	15,234 (c)(f)
583,049	Series 2022-GC48, Class A5, 4.74%, due 5/15/2054	575,564 (c)
COMM Mortgage Trust
1,060,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	915,840
352,278	Series 2014-LC15, Class XA, 0.58%, due 4/10/2047	4 (c)(f)
3,357,214	Series 2014-CR16, Class XA, 1.07%, due 4/10/2047	872 (c)(f)
854,784	Series 2014-LC15, Class AM, 4.20%, due 4/10/2047	841,194
3,491,697	Series 2014-CR17, Class XA, 1.03%, due 5/10/2047	35 (c)(f)
2,612,521	Series 2014-UBS3, Class XA, 1.19%, due 6/10/2047	26 (c)(f)
12,332,004	Series 2014-CR18, Class XA, 1.07%, due 7/15/2047	11,442 (c)(f)
3,314,018	Series 2014-UBS6, Class XA, 0.97%, due 12/10/2047	10,554 (c)(f)
485,000	Series 2014-CR21, Class AM, 3.99%, due 12/10/2047	464,949
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
	CSAIL Commercial Mortgage Trust
$19,516,184	Series 2016-C5, Class XA, 1.05%, due 11/15/2048	$236,866 (c)(f)
841,000	Series 2015-C1, Class B, 4.04%, due 4/15/2050	797,657 (c)
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
22,241,697	Series KW03, Class X1, 0.97%, due 6/25/2027	424,981 (c)(f)
63,186,000	Series K088, Class XAM, 0.57%, due 1/25/2029	1,270,310 (c)(f)
22,798,277	Series K090, Class X1, 0.86%, due 2/25/2029	710,073 (c)(f)
10,000,000	Series K098, Class XAM, 1.52%, due 8/25/2029	657,506 (c)(f)
1,236,000	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.62%, due 2/10/2056	1,246,326 (c)
	GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	852,970
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,081,255
1,775,000	Hilton USA Trust, Series 2016-HHV, Class A, 3.72%, due 11/5/2038	1,697,715 (b)
	JP Morgan Chase Commercial Mortgage Securities Trust
743,000	Series 2016-NINE, Class A, 2.95%, due 9/6/2038	695,861 (b)(c)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	629,133 (b)
765,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class AS, 4.02%, due 12/15/2048	731,025
1,541,311	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class XA, 1.01%, due 6/15/2047	233 (c)(f)
772,761	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	841,683 (c)
1,359,000	ORL Trust, Series 2023-GLKS, Class A, (1 mo. USD Term SOFR + 2.35%), 7.68%, due 10/19/2036	1,361,973 (b)(e)
400,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. USD Term SOFR + 2.19%), 7.52%, due 5/15/2037	398,996 (b)(e)
670,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, 4.84%, due 12/15/2048	636,945 (c)
	WF-RBS Commercial Mortgage Trust
4,956,851	Series 2014-C25, Class XA, 0.93%, due 11/15/2047	14,970 (c)(f)
10,776,101	Series 2014-C22, Class XA, 0.91%, due 9/15/2057	24,402 (c)(f)
560,000	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	506,803 (c)
		32,372,406
Federal Home Loan Mortgage Corp. 10.4%
	Pass-Through Certificates
4,286,895	2.00%, due 12/1/2050 - 12/1/2051	3,475,695
16,414,880	2.50%, due 7/1/2050 - 4/1/2052	13,873,615
8,221,181	3.00%, due 8/1/2046 - 6/1/2052	7,276,887
6,723,201	3.50%, due 7/1/2042 - 6/1/2052	6,203,656
8,609,569	4.00%, due 3/1/2045 - 11/1/2052	8,160,600
3,298,961	4.50%, due 6/1/2039 - 11/1/2052	3,205,888
7,737,085	5.00%, due 3/1/2038 - 6/1/2053	7,644,556
11,849,662	5.50%, due 9/1/2052 - 7/1/2053	11,899,190
4,992,771	6.00%, due 12/1/2052 - 10/1/2053	5,062,955
1,835,273	6.50%, due 7/1/2053 - 1/1/2054	1,878,592 (h)
		68,681,634
Federal National Mortgage Association 14.9%
	Pass-Through Certificates
12,713,759	2.00%, due 1/1/2051 - 3/1/2052	10,316,648
29,205,086	2.50%, due 8/1/2050 - 9/1/2052	24,678,804
13,988,493	3.00%, due 10/1/2041 - 6/1/2052	12,380,121
9,946,067	3.50%, due 12/1/2041 - 5/1/2052	9,206,072
7,515,024	4.00%, due 10/1/2045 - 10/1/2052	7,131,000
5,330,423	4.50%, due 4/1/2034 - 11/1/2052	5,188,464
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal National Mortgage Association – cont'd
$12,477,839	5.00%, due 6/1/2033 - 6/1/2053	$12,330,723 (h)
11,066,048	5.50%, due 11/1/2052 - 9/1/2053	11,104,978
5,239,433	6.00%, due 4/1/2053 - 8/1/2053	5,312,870
618,019	6.50%, due 12/1/2053	632,606
98,282,286
Government National Mortgage Association 3.9%
Pass-Through Certificates
2,601,170	2.00%, due 2/20/2051 - 3/20/2052	2,167,598
5,632,427	2.50%, due 2/20/2051 - 3/20/2052	4,873,908
1,348,246	3.50%, due 1/20/2043 - 6/20/2052	1,256,882
4,692,651	4.50%, due 3/20/2052 - 10/20/2052	4,571,584
4,180,147	5.00%, due 9/20/2052 - 11/20/2053	4,153,346
4,058,789	5.50%, due 11/20/2052 - 7/20/2053	4,085,570
4,789,413	6.00%, due 12/20/2052 - 1/20/2054	4,863,800
25,972,688
Total Mortgage-Backed Securities (Cost $285,106,266)		262,250,393
Asset-Backed Securities 8.4%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 6.64%, due 4/15/2035	799,485 (b)(e)
228,606	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	228,198 (b)
1,204,680	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, due 12/20/2029	1,216,484 (b)
555,439	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	498,270 (b)
Avis Budget Rental Car Funding AESOP LLC
186,667	Series 2018-2A, Class B, 4.27%, due 3/20/2025	186,368 (b)
579,000	Series 2019-3A, Class A, 2.36%, due 3/20/2026	562,769 (b)
548,000	Series 2020-2A, Class A, 2.02%, due 2/20/2027	516,606 (b)
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,079,345 (b)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	652,125 (b)
1,393,450	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	1,241,330 (b)
2,140,953	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	2,158,557 (b)
649,000	Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, due 5/15/2028	655,139
804,875	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	810,282 (b)
9,781	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 5.91%, due 12/25/2033	9,461 (e)
2,500,000	Clover CLO LLC, Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.43%), 6.75%, due 7/20/2034	2,501,891 (b)(e)
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2028	601,176 (b)
1,522,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	1,455,615 (b)
895,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93%, due 4/23/2029	911,303 (b)
1,047,000	DLLAA LLC, Series 2023-1A, Class A3, 5.64%, due 2/22/2028	1,068,424 (b)
1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, (3 mo. USD Term SOFR + 1.51%), 6.83%, due 1/15/2034	998,962 (b)(e)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.42%), 6.74%, due 10/20/2034	1,899,877 (b)(e)
1,000,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 6.79%, due 1/30/2035	1,000,300 (b)(e)
628,087	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 6.95%, due 5/25/2054	630,474 (b)(e)
454,162	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	439,482 (b)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 6.72%, due 1/25/2035	1,001,833 (b)(e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 6.62%, due 4/15/2035	$899,502 (b)(e)
1,233,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	1,259,174 (b)
MVW LLC
752,743	Series 2021-2A, Class A, 1.43%, due 5/20/2039	699,211 (b)
613,471	Series 2021-2A, Class B, 1.83%, due 5/20/2039	566,237 (b)
Navient Private Education Refi Loan Trust
223,296	Series 2021-BA, Class A, 0.94%, due 7/15/2069	195,700 (b)
1,039,367	Series 2021-CA, Class A, 1.06%, due 10/15/2069	911,217 (b)
2,268,472	Series 2021-EA, Class A, 0.97%, due 12/16/2069	1,969,322 (b)
890,291	Series 2021-GA, Class A, 1.58%, due 4/15/2070	775,356 (b)
1,000,000	Oaktree CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.44%), 6.76%, due 1/15/2035	1,000,295 (b)(e)
1,616,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,647,236 (b)
PFS Financing Corp.
1,593,000	Series 2021-B, Class A, 0.77%, due 8/15/2026	1,551,497 (b)
1,808,000	Series 2022-C, Class A, 3.89%, due 5/15/2027	1,778,290 (b)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 6.67%, due 4/17/2034	996,742 (b)(e)
51,192	Residential Asset Securities Corporation Trust, Series 2005-KS12, Class M2, (1 mo. USD Term SOFR + 0.57%), 6.14%, due 1/25/2036	51,044 (e)
6,483	Saxon Asset Securities Trust, Series 2004-1, Class A, (1 mo. USD Term SOFR + 0.65%), 1.99%, due 3/25/2035	5,796 (e)
SBA Tower Trust
719,000	1.88%, due 1/15/2026	668,516 (b)
201,000	2.33%, due 1/15/2028	178,304 (b)
Sierra Timeshare Receivables Funding LLC
275,562	Series 2019-2A, Class A, 2.59%, due 5/20/2036	271,423 (b)
364,717	Series 2020-2A, Class A, 1.33%, due 7/20/2037	348,809 (b)
331,042	Series 2020-2A, Class C, 3.51%, due 7/20/2037	320,959 (b)
249,047	Series 2021-2A, Class A, 1.35%, due 9/20/2038	233,992 (b)
1,318,192	Series 2022-1A, Class B, 3.55%, due 10/20/2038	1,270,626 (b)
1,130,406	Series 2023-2A, Class A, 5.80%, due 4/20/2040	1,148,558 (b)
914,711	Series 2023-3A, Class A, 6.10%, due 9/20/2040	936,678 (b)
218,091	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	217,893 (b)
539,116	SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.95%, due 2/25/2042	525,945 (b)
1,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	1,236,350 (b)
Taco Bell Funding LLC
1,116,562	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	1,099,743 (b)
643,538	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	583,321 (b)
2,000,000	TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, (3 mo. USD Term SOFR + 1.32%), 6.64%, due 1/29/2032	2,004,471 (b)(e)
500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 6.62%, due 4/20/2034	501,414 (b)(e)
700,000	TRESTLES CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.25%), 6.58%, due 4/25/2032	700,510 (b)(e)
1,000,000	TRESTLES CLO V Ltd., Series 2021-5A, Class A1, (3 mo. USD Term SOFR + 1.43%), 6.75%, due 10/20/2034	998,941 (b)(e)
602,000	USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, due 5/15/2028	609,520 (b)
3,050,000	Voya CLO Ltd., Series 2019-2A, Class A, (3 mo. USD Term SOFR + 1.53%), 6.85%, due 7/20/2032	3,057,630 (b)(e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,000,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.80%, due 10/15/2034	$999,848 (b)(e)
Total Asset-Backed Securities (Cost $55,930,018)		55,343,826

Corporate Bonds 27.4%
Aerospace & Defense 1.8%
Boeing Co.
5,009,000	5.04%, due 5/1/2027	5,015,848 (d)
560,000	5.71%, due 5/1/2040	564,107 (d)
3,829,000	5.81%, due 5/1/2050	3,834,532 (d)
1,990,000	RTX Corp., 6.40%, due 3/15/2054	2,291,747
11,706,234
Agriculture 0.7%
Philip Morris International, Inc.
2,750,000	5.13%, due 2/15/2030	2,795,312
1,975,000	5.75%, due 11/17/2032	2,067,121
4,862,433
Airlines 0.3%
2,039,496	United Airlines Pass-Through Trust, 5.88%, due 10/15/2027	2,057,118
Banks 8.0%
2,800,000	Banco Santander SA, 6.92%, due 8/8/2033	2,957,511
1,975,000	Barclays PLC, 7.12%, due 6/27/2034	2,086,261 (i)
1,345,000	Citigroup, Inc., 3.89%, due 1/10/2028	1,306,132 (i)
1,065,000	Citizens Financial Group, Inc., 5.84%, due 1/23/2030	1,072,399 (i)
Fifth Third Bancorp
1,885,000	5.63%, due 1/29/2032	1,902,728 (i)
2,295,000	4.34%, due 4/25/2033	2,122,159 (i)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,270,798 (i)(j)
JPMorgan Chase & Co.
1,690,000	6.25%, due 10/23/2034	1,831,503 (i)
1,225,000	5.34%, due 1/23/2035	1,244,917 (i)
Kreditanstalt fuer Wiederaufbau
1,225,000	4.00%, due 3/15/2029	1,225,388
1,040,000	4.75%, due 10/29/2030	1,083,318
Lloyds Banking Group PLC
2,450,000	4.98%, due 8/11/2033	2,377,893 (i)
2,945,000	5.68%, due 1/5/2035	2,984,668 (i)
Morgan Stanley
1,605,000	2.72%, due 7/22/2025	1,582,845 (i)
1,670,000	3.63%, due 1/20/2027	1,623,987
2,530,000	5.25%, due 4/21/2034	2,531,387 (i)
1,890,000	5.42%, due 7/21/2034	1,914,481 (i)
1,530,000	5.95%, due 1/19/2038	1,562,209 (i)
PNC Financial Services Group, Inc.
1,765,000	6.88%, due 10/20/2034	1,961,584 (i)
1,200,000	5.68%, due 1/22/2035	1,231,441 (i)
Societe Generale SA
2,810,000	1.49%, due 12/14/2026	2,599,078 (b)(i)
1,785,000	7.13%, due 1/19/2055	1,777,354 (b)(i)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$1,610,000	Truist Financial Corp., 5.71%, due 1/24/2035	$1,637,142 (i)
	U.S. Bancorp
550,000	5.38%, due 1/23/2030	556,518 (i)
1,085,000	5.68%, due 1/23/2035	1,110,169 (i)
1,715,000	UBS AG, 5.65%, due 9/11/2028	1,772,665
5,204,000	UBS Group AG, 6.54%, due 8/12/2033	5,541,225 (b)(i)
1,990,000	Wells Fargo & Co., 5.50%, due 1/23/2035	2,029,555 (i)
		52,897,315
Beverages 0.7%
3,030,000	Constellation Brands, Inc., 4.90%, due 5/1/2033	3,009,302
2,045,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	1,734,540
		4,743,842
Building Materials 0.3%
2,012,000	Carrier Global Corp., 5.90%, due 3/15/2034	2,150,016 (b)
Diversified Financial Services 1.1%
1,145,000	American Express Co., 6.49%, due 10/30/2031	1,240,459 (i)
	Capital One Financial Corp.
830,000	7.62%, due 10/30/2031	916,827 (i)
1,750,000	6.05%, due 2/1/2035	1,778,360 (g)(i)
2,950,000	Charles Schwab Corp., 6.14%, due 8/24/2034	3,117,737 (i)
		7,053,383
Electric 2.7%
912,000	Duke Energy Corp., 5.00%, due 8/15/2052	843,285
1,185,000	Enel Finance International NV, 7.75%, due 10/14/2052	1,459,449 (b)(d)
1,015,000	Eversource Energy, 5.50%, due 1/1/2034	1,026,632
875,000	Interstate Power & Light Co., 2.30%, due 6/1/2030	748,101
1,360,000	National Grid PLC, 5.42%, due 1/11/2034	1,362,086
	NextEra Energy Capital Holdings, Inc.
1,100,000	4.90%, due 2/28/2028	1,105,041
1,230,000	5.25%, due 2/28/2053	1,184,017
	Pacific Gas & Electric Co.
1,325,000	6.95%, due 3/15/2034	1,459,445
1,035,000	4.95%, due 7/1/2050	901,978
1,143,000	PacifiCorp, 5.80%, due 1/15/2055	1,145,111
540,000	PPL Electric Utilities Corp., 4.85%, due 2/15/2034	541,641
4,830,000	Southern Co., 5.20%, due 6/15/2033	4,887,714
1,177,000	Tampa Electric Co., 4.90%, due 3/1/2029	1,189,338
		17,853,838
Food 0.3%
2,060,000	Pilgrim's Pride Corp., 6.88%, due 5/15/2034	2,195,515
Gas 0.2%
1,395,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,130,742
Hand - Machine Tools 0.6%
	Regal Rexnord Corp.
380,000	6.05%, due 4/15/2028	385,566 (b)(d)
3,270,000	6.40%, due 4/15/2033	3,398,275 (b)(d)
		3,783,841
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance 0.6%
$1,290,000	American International Group, Inc., 5.13%, due 3/27/2033	$1,305,575
1,795,000	Corebridge Financial, Inc., 5.75%, due 1/15/2034	1,841,180
680,000	Travelers Cos., Inc., 5.45%, due 5/25/2053	723,777
		3,870,532
Media 0.2%
1,315,000	Comcast Corp., 5.35%, due 5/15/2053	1,340,336
Multi-National 2.4%
	Asian Development Bank
2,340,000	4.50%, due 8/25/2028	2,387,523
1,625,000	4.13%, due 1/12/2034	1,632,700
2,030,000	Asian Infrastructure Investment Bank, 4.13%, due 1/18/2029	2,029,493
1,490,000	Corp. Andina de Fomento, 5.00%, due 1/24/2029	1,495,089
1,645,000	Council of Europe Development Bank, 4.13%, due 1/24/2029	1,655,304
1,370,000	European Investment Bank, 4.00%, due 2/15/2029	1,371,518
	Inter-American Development Bank
1,250,000	4.13%, due 2/15/2029	1,256,611
1,285,000	4.50%, due 9/13/2033	1,320,391
2,290,000	International Bank for Reconstruction & Development, 4.00%, due 1/10/2031	2,279,180
		15,427,809
Office - Business Equipment 0.3%
	CDW LLC/CDW Finance Corp.
588,000	2.67%, due 12/1/2026	549,876
1,750,000	4.25%, due 4/1/2028	1,676,920
		2,226,796
Oil & Gas 2.0%
1,295,000	BP Capital Markets America, Inc., 4.81%, due 2/13/2033	1,293,712
1,365,000	Diamondback Energy, Inc., 6.25%, due 3/15/2053	1,450,223
1,320,000	Exxon Mobil Corp., 3.10%, due 8/16/2049	956,250
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,693,184
	Occidental Petroleum Corp.
1,028,000	6.13%, due 1/1/2031	1,067,115
890,000	6.45%, due 9/15/2036	949,408
470,000	4.30%, due 8/15/2039	388,645
1,995,000	6.60%, due 3/15/2046	2,154,720
3,265,000	Phillips 66, 1.30%, due 2/15/2026	3,040,355
		12,993,612
Pharmaceuticals 0.6%
567,000	AbbVie, Inc., 4.05%, due 11/21/2039	512,952
3,675,000	Pfizer Investment Enterprises Pte. Ltd., 5.34%, due 5/19/2063	3,671,949
		4,184,901
Pipelines 0.9%
995,000	Enbridge, Inc., 5.70%, due 3/8/2033	1,026,482 (d)
	Energy Transfer LP
1,355,000	5.55%, due 5/15/2034	1,362,755
1,345,000	5.95%, due 5/15/2054	1,348,824
1,680,000	Enterprise Products Operating LLC, 4.85%, due 1/31/2034	1,681,011
380,000	Northern Natural Gas Co., 5.63%, due 2/1/2054	387,864 (b)
		5,806,936
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts 0.4%
$1,449,000	American Tower Trust 1, 5.49%, due 3/15/2028	$1,468,590 (b)
1,110,000	Simon Property Group LP, 6.25%, due 1/15/2034	1,201,168
		2,669,758
Semiconductors 1.2%
	Intel Corp.
1,560,000	5.70%, due 2/10/2053	1,641,050
1,215,000	5.90%, due 2/10/2063	1,318,570
	Marvell Technology, Inc.
960,000	2.95%, due 4/15/2031	836,934
2,295,000	5.95%, due 9/15/2033	2,429,924
1,480,000	Micron Technology, Inc., 5.30%, due 1/15/2031	1,495,409
		7,721,887
Software 0.1%
497,000	Oracle Corp., 6.90%, due 11/9/2052	583,637
Telecommunications 2.0%
1,410,000	AT&T, Inc., 3.50%, due 9/15/2053	1,006,998
3,710,000	Sprint Capital Corp., 8.75%, due 3/15/2032	4,547,583
	T-Mobile USA, Inc.
2,045,000	3.38%, due 4/15/2029	1,897,174
1,825,000	2.55%, due 2/15/2031	1,564,723
1,570,000	6.00%, due 6/15/2054	1,715,815
1,280,000	Verizon Communications, Inc., 5.05%, due 5/9/2033	1,293,100
1,625,000	Vodafone Group PLC, 4.38%, due 2/19/2043	1,419,024
		13,444,417
Total Corporate Bonds (Cost $175,988,624)		180,704,898
Foreign Government Securities 2.6%
2,680,000	Chile Government International Bonds, 4.85%, due 1/22/2029	2,701,780
1,280,000	Japan Bank for International Cooperation, 4.88%, due 10/18/2028	1,312,813
990,000	Mexico Government International Bonds, 6.00%, due 5/7/2036	1,008,280
2,355,000	Province of Alberta, 4.50%, due 1/24/2034	2,370,971
1,835,000	Province of British Columbia, 4.80%, due 11/15/2028	1,880,518
1,345,000	Province of Manitoba, 4.30%, due 7/27/2033	1,334,588
3,440,000	Province of Ontario, 4.20%, due 1/18/2029	3,437,826
2,940,000	Province of Quebec, 4.50%, due 9/8/2033	2,967,511
Total Foreign Government Securities (Cost $16,810,343)		17,014,287
Number of Shares

Short-Term Investments 1.0%
Investment Companies 1.0%
6,613,207	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(k) (Cost $6,613,207)	6,613,207
Total Investments 98.2% (Cost $666,023,528)		648,327,957
Other Assets Less Liabilities 1.8%		11,563,311 (l)
Net Assets 100.0%		$659,891,268

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $112,367,512, which represents 17.0% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2024.

(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(g)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $3,039,610, which represents 0.5% of net assets of the Fund.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(k)	Represents 7-day effective yield as of January 31, 2024.
(l)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$562,770,543	85.3%
Supranational	15,427,809	2.3%
Cayman Islands	14,562,169	2.2%
Canada	13,017,896	2.0%
United Kingdom	12,497,472	1.9%
Switzerland	7,313,890	1.1%
France	4,376,432	0.7%
Spain	2,957,511	0.4%
Chile	2,701,780	0.4%
Germany	2,308,706	0.3%
Italy	1,459,449	0.2%
Japan	1,312,813	0.2%
Mexico	1,008,280	0.2%
Short-Term Investments and Other Assets—Net	18,176,518	2.8%
	$659,891,268	100.0%
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	23	U.S. Treasury Long Bond	$2,813,906	$171,541
3/2024	372	U.S. Treasury Note, 2 Year	76,504,125	703,385
3/2024	62	U.S. Treasury Note, 5 Year	6,720,219	129,567
3/2024	55	U.S. Treasury Ultra Bond	7,107,031	316,987
Total Long Positions			$93,145,281	$1,321,480

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	12	U.S. Treasury Note, 10 Year	$(1,347,937)	$(38,033)
3/2024	223	U.S. Treasury Note, Ultra 10 Year	(26,063,125)	(508,416)
Total Short Positions			$(27,411,062)	$(546,449)
Total Futures				$775,031
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$121,717,283	$—	$121,717,283
U.S. Government Agency Securities	—	4,684,063	—	4,684,063
Mortgage-Backed Securities#	—	262,250,393	—	262,250,393
Asset-Backed Securities	—	55,343,826	—	55,343,826
Corporate Bonds#	—	180,704,898	—	180,704,898
Foreign Government Securities	—	17,014,287	—	17,014,287
Short-Term Investments	—	6,613,207	—	6,613,207
Total Investments	$—	$648,327,957	$—	$648,327,957

#	The Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,321,480	$—	$—	$1,321,480
Liabilities	(546,449)	—	—	(546,449)
Total	$775,031	$—	$—	$775,031

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)
January 31, 2024

Principal Amount(a)		Value
Corporate Bonds 28.3%
Argentina 0.5%
$150,000	Transportadora de Gas del Sur SA, 6.75%, due 5/2/2025	$143,474 (b)
YPF SA
100,000	8.50%, due 7/28/2025	96,399 (b)
150,000	6.95%, due 7/21/2027	133,606 (b)
292,000	9.50%, due 1/17/2031	291,664 (c)
225,000	7.00%, due 12/15/2047	166,055 (b)
831,198
Azerbaijan 0.5%
Southern Gas Corridor CJSC
500,000	6.88%, due 3/24/2026	506,100 (b)
200,000	6.88%, due 3/24/2026	202,440 (b)
708,540
Bahrain 0.1%
200,000	Bapco Energies BSCC, 8.38%, due 11/7/2028	217,182 (b)
Brazil 2.3%
200,000	3R Lux SARL, 9.75%, due 2/5/2031	199,400 (c)(d)
200,000	Aegea Finance SARL, 9.00%, due 1/20/2031	210,350 (b)
200,000	Braskem Netherlands Finance BV, 4.50%, due 1/31/2030	158,246 (b)
200,000	BRF SA, 4.88%, due 1/24/2030	177,094 (b)
200,000	Cosan Luxembourg SA, 7.25%, due 6/27/2031	201,850 (c)
300,000	CSN Resources SA, 4.63%, due 6/10/2031	244,202 (b)
FS Luxembourg SARL
260,000	10.00%, due 12/15/2025	272,265 (c)
233,000	8.88%, due 2/12/2031	229,948 (c)(d)
171,358	Guara Norte SARL, 5.20%, due 6/15/2034	156,253 (b)
201,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	167,521 (c)
200,000	MARB BondCo PLC, 3.95%, due 1/29/2031	160,044 (b)
237,632	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	182,697 (b)
200,000	Minerva Luxembourg SA, 4.38%, due 3/18/2031	165,167 (b)
252,391	MV24 Capital BV, 6.75%, due 6/1/2034	237,021 (c)
190,000	Petrobras Global Finance BV, 5.50%, due 6/10/2051	157,697
164,000	Rede D'or Finance SARL, 4.50%, due 1/22/2030	145,072 (b)
135,000	Samarco Mineracao SA, 9.00% Cash/0.50% PIK, due 6/30/2031	112,260 (c)(e)
200,000	Suzano Austria GmbH, 3.75%, due 1/15/2031	174,407
165,000	Vale Overseas Ltd., 6.88%, due 11/21/2036	178,610
3,530,104
Chile 1.3%
150,000	Agrosuper SA, 4.60%, due 1/20/2032	128,128 (c)
200,000	Antofagasta PLC, 5.63%, due 5/13/2032	199,968 (b)
200,000	Banco de Chile, 2.99%, due 12/9/2031	170,965 (b)
200,000	Banco de Credito e Inversiones SA, 2.88%, due 10/14/2031	170,082 (b)
250,000	Banco Santander Chile, 3.18%, due 10/26/2031	217,941 (b)
200,000	Celulosa Arauco y Constitucion SA, 5.15%, due 1/29/2050	162,170 (b)
200,000	Cencosud SA, 4.38%, due 7/17/2027	192,679 (b)
200,000	Corp. Nacional del Cobre de Chile, 3.70%, due 1/30/2050	136,580 (c)
200,000	Empresa Nacional del Petroleo, 3.45%, due 9/16/2031	168,241 (c)
200,000	Falabella SA, 3.38%, due 1/15/2032	148,917 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
	$200,000	Inversiones CMPC SA, 6.13%, due 6/23/2033	$202,860 (c)
	200,000	VTR Finance NV, 6.38%, due 7/15/2028	76,917 (c)
1,975,448
China 2.0%
	200,000	Alibaba Group Holding Ltd., 4.00%, due 12/6/2037	174,311
BOC Aviation Ltd.
	200,000	4.50%, due 5/23/2028	196,506 (b)
	400,000	3.00%, due 9/11/2029	359,103 (b)
	200,000	CDBL Funding 2, 2.00%, due 3/4/2026	188,480 (b)
	200,000	China Hongqiao Group Ltd., 6.25%, due 6/8/2024	198,441 (b)
	200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	199,996 (b)
	200,000	ENN Clean Energy International Investment Ltd., 3.38%, due 5/12/2026	188,931 (b)
	200,000	ENN Energy Holdings Ltd., 2.63%, due 9/17/2030	173,402 (b)
	200,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	135,140 (b)
	200,000	Huarong Finance II Co. Ltd., 5.50%, due 1/16/2025	197,000 (b)
	200,000	Lenovo Group Ltd., 3.42%, due 11/2/2030	177,109 (b)
Prosus NV
	200,000	3.68%, due 1/21/2030	174,205 (b)
	200,000	4.19%, due 1/19/2032	172,490 (b)
	200,000	3.83%, due 2/8/2051	123,654 (b)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	202,095 (b)
	200,000	Tencent Holdings Ltd., 3.68%, due 4/22/2041	158,069 (b)
3,018,932
Colombia 1.5%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	140,040 (b)(f)(g)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	197,453 (b)
	200,000	Bancolombia SA, 4.63%, due 12/18/2029	188,316 (f)
Ecopetrol SA
	250,000	8.88%, due 1/13/2033	263,981
	200,000	8.38%, due 1/19/2036	202,540
	200,000	5.88%, due 5/28/2045	148,679
Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	199,381 (c)
COP	1,600,000,000	8.38%, due 11/8/2027	356,273 (c)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	108,015 (c)
	$200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	165,741 (b)
	200,000	Grupo de Inversiones Suramericana SA, 5.50%, due 4/29/2026	195,298 (b)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	186,084 (c)
2,351,801
Ghana 0.2%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	191,750 (c)
	189,000	Tullow Oil PLC, 10.25%, due 5/15/2026	174,043 (c)
365,793
Guatemala 0.5%
	200,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	186,826 (c)
	200,000	CT Trust, 5.13%, due 2/3/2032	176,013 (c)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	190,194 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Guatemala – cont'd
	$270,000	Millicom International Cellular SA, 6.25%, due 3/25/2029	$257,697 (b)
810,730
Hong Kong 0.9%
AIA Group Ltd.
	200,000	3.60%, due 4/9/2029	189,810 (b)
	200,000	3.20%, due 9/16/2040	150,448 (b)
	600,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	559,031 (b)
	200,000	NWD Finance BVI Ltd., 5.25%, due 3/22/2026	131,200 (b)(f)(g)
	200,000	Prudential Funding Asia PLC, 2.95%, due 11/3/2033	176,672 (b)(f)
	200,000	Sun Hung Kai Properties Capital Market Ltd., 2.88%, due 1/21/2030	177,256 (b)
1,384,417
India 1.7%
	200,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, due 12/10/2024	198,210 (b)
	200,000	Axis Bank Ltd./Gandhinagar, 4.10%, due 9/8/2026	183,593 (b)(f)(g)
	370,000	Greenko Dutch BV, 3.85%, due 3/29/2026	347,800 (c)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	254,034 (b)(f)(g)
	200,000	JSW Steel Ltd., 5.05%, due 4/5/2032	177,445 (b)
	200,000	Network i2i Ltd., 5.65%, due 1/15/2025	197,250 (b)(f)(g)
	200,000	Periama Holdings LLC, 5.95%, due 4/19/2026	197,298 (b)
	200,000	Power Finance Corp. Ltd., 3.95%, due 4/23/2030	184,352 (b)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	267,245 (c)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	182,583 (b)
Vedanta Resources Finance II PLC
	200,000	13.88%, due 12/9/2028	173,000 (b)
	200,000	13.88%, due 12/9/2028	173,000 (b)
2,535,810
Indonesia 1.1%
Bank Negara Indonesia Persero Tbk. PT
	200,000	3.75%, due 3/30/2026	190,870 (b)
	200,000	4.30%, due 3/24/2027	180,390 (b)(f)(g)
	200,000	Indofood CBP Sukses Makmur Tbk. PT, 3.54%, due 4/27/2032	172,323 (b)
	400,000	Medco Oak Tree Pte. Ltd., 7.38%, due 5/14/2026	398,000 (b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	200,000	1.88%, due 11/5/2031	175,074 (b)
EUR	200,000	1.88%, due 11/5/2031	175,073 (c)
	$200,000	5.25%, due 5/15/2047	180,835 (b)
	200,000	6.15%, due 5/21/2048	199,933 (c)
1,672,498
Israel 0.5%
	250,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	226,875 (b)(f)
	150,000	Energian Israel Finance Ltd., 4.88%, due 3/30/2026	138,000 (b)
Teva Pharmaceutical Finance Netherlands III BV
	350,000	3.15%, due 10/1/2026	325,602
	200,000	4.10%, due 10/1/2046	136,971
827,448
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Kazakhstan 0.6%
KazMunayGas National Co. JSC
	$200,000	4.75%, due 4/19/2027	$194,672 (b)
	250,000	5.38%, due 4/24/2030	245,038 (b)
	360,000	5.75%, due 4/19/2047	312,253 (b)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	164,610 (c)
916,573
Korea 0.8%
	200,000	Hanwha Life Insurance Co. Ltd., 3.38%, due 2/4/2032	185,224 (b)(f)
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	166,323 (b)
	200,000	Kyobo Life Insurance Co. Ltd., 5.90%, due 6/15/2052	196,696 (b)(f)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	184,208 (c)
SK Hynix, Inc.
	200,000	6.38%, due 1/17/2028	207,829 (c)
	200,000	6.50%, due 1/17/2033	213,768 (c)
1,154,048
Kuwait 0.4%
	200,000	MEGlobal BV, 2.63%, due 4/28/2028	178,682 (b)
	200,000	MEGlobal Canada ULC, 5.88%, due 5/18/2030	202,616 (b)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	191,250 (c)(f)(g)
572,548
Luxembourg 0.1%
	200,000	Altice Financing SA, 5.75%, due 8/15/2029	174,295 (b)
Macau 0.8%
	650,000	Sands China Ltd., 5.65%, due 8/8/2028	637,997 (h)
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	278,250 (b)
	400,000	Wynn Macau Ltd., 5.63%, due 8/26/2028	372,281 (b)
1,288,528
Malaysia 0.2%
	200,000	Axiata Spv5 Labuan Ltd., 3.06%, due 8/19/2050	135,152 (b)
	200,000	TNB Global Ventures Capital Bhd., 4.85%, due 11/1/2028	199,778 (b)
334,930
Mexico 2.7%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	199,074 (b)
	200,000	Alsea SAB de CV, 7.75%, due 12/14/2026	202,328 (b)
	200,000	America Movil SAB de CV, 3.63%, due 4/22/2029	189,232
Banco Mercantil del Norte SA
	200,000	7.63%, due 1/10/2028	195,250 (b)(f)(g)
	200,000	6.63%, due 1/24/2032	169,151 (c)(f)(g)
	208,000	BBVA Bancomer SA, 8.13%, due 1/8/2039	211,614 (c)(f)
	200,000	Bimbo Bakeries USA, Inc., 5.38%, due 1/9/2036	201,672 (c)
	200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 2/15/2039	206,780 (c)
Cemex SAB de CV
	200,000	5.13%, due 6/8/2026	190,497 (b)(f)(g)
	222,000	9.13%, due 3/14/2028	236,368 (c)(f)(g)
	200,000	Cibanco SA Ibm/PLA Administradora Industrial S de Real de CV, 4.96%, due 7/18/2029	192,014 (c)
Comision Federal de Electricidad
MXN	6,480,000	7.35%, due 11/25/2025	350,138
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Mexico – cont'd
	$400,000	4.69%, due 5/15/2029	$377,415 (c)
	200,000	3.35%, due 2/9/2031	166,141 (c)
	200,000	Nemak SAB de CV, 3.63%, due 6/28/2031	160,596 (b)
	200,000	Orbia Advance Corp. SAB de CV, 5.88%, due 9/17/2044	178,173 (b)
Petroleos Mexicanos
	904,000	7.69%, due 1/23/2050	631,993
	69,000	6.95%, due 1/28/2060	44,245
4,102,681
Nigeria 0.4%
	400,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	368,016 (b)
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	185,500 (c)
553,516
Oman 0.3%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	195,914 (b)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	249,962 (c)
445,876
Panama 0.2%
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	143,500 (b)
	200,000	Telecomunicaciones Digitales SA, 4.50%, due 1/30/2030	175,626 (b)
319,126
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	193,919 (c)
Peru 0.8%
	125,000	Banco de Credito del Peru SA, 3.13%, due 7/1/2030	119,171 (b)(f)
	200,000	Cia de Minas Buenaventura SAA, 5.50%, due 7/23/2026	191,163 (b)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	220,420 (c)
	$200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, due 9/18/2033	213,004 (c)
	200,000	Minsur SA, 4.50%, due 10/28/2031	174,395 (b)
Petroleos del Peru SA
	247,000	5.63%, due 6/19/2047	157,582 (c)
	200,000	5.63%, due 6/19/2047	127,597 (b)
1,203,332
Philippines 0.2%
	240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	228,876 (b)(f)(g)
Qatar 0.8%
CBQ Finance Ltd.
	200,000	2.00%, due 9/15/2025	188,600 (b)
	200,000	2.00%, due 5/12/2026	184,628 (b)
	200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	183,426 (b)(f)(g)
	200,000	Ooredoo International Finance Ltd., 2.63%, due 4/8/2031	172,769 (c)
QatarEnergy
	200,000	3.13%, due 7/12/2041	147,984 (c)
	200,000	3.30%, due 7/12/2051	138,980 (c)
	250,000	QNB Finance Ltd., 2.63%, due 5/12/2025	240,342 (b)
1,256,729
Russia 0.0%(i)
	300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	19,812 (b)(j)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Saudi Arabia 0.6%
	$200,000	BSF Finance, 5.50%, due 11/23/2027	$202,421 (b)
	200,000	EIG Pearl Holdings SARL, 4.39%, due 11/30/2046	152,960 (b)
Saudi Arabian Oil Co.
	400,000	4.25%, due 4/16/2039	345,497 (b)
	200,000	4.38%, due 4/16/2049	164,266 (b)
865,144
Singapore 0.1%
	240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	219,808 (c)(f)
South Africa 0.5%
	200,000	Anglo American Capital PLC, 3.88%, due 3/16/2029	188,065 (b)
	200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	185,790 (b)
Sasol Financing USA LLC
	200,000	6.50%, due 9/27/2028	189,327
	260,000	8.75%, due 5/3/2029	264,353 (c)
827,535
Supranational 1.0%
	200,000	Africa Finance Corp., 2.88%, due 4/28/2028	174,000 (b)
Asian Development Bank
COP	704,000,000	11.20%, due 1/31/2025	180,331
COP	1,257,000,000	12.75%, due 3/3/2025	328,778
COP	771,000,000	13.00%, due 3/7/2025	201,091
MXN	4,800,000	Asian Infrastructure Investment Bank, 0.00%, due 2/8/2038	74,490 (b)
Banque Ouest Africaine de Developpement
	$205,000	5.00%, due 7/27/2027	191,868 (c)
	200,000	4.70%, due 10/22/2031	169,436 (c)
COP	990,000,000	International Finance Corp., 0.00%, due 8/16/2028	169,666
1,489,660
Taiwan 0.1%
	$209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	205,409
Thailand 0.7%
Bangkok Bank PCL
	200,000	5.00%, due 9/23/2025	194,798 (b)(f)(g)
	200,000	4.30%, due 6/15/2027	195,745 (c)
	200,000	3.73%, due 9/25/2034	177,591 (b)(f)
	200,000	GC Treasury Center Co. Ltd., 4.40%, due 3/30/2032	182,449 (c)
	200,000	Kasikornbank PCL, 3.34%, due 10/2/2031	185,539 (b)(f)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	207,944 (b)
1,144,066
Turkey 1.1%
	200,000	KOC Holding AS, 6.50%, due 3/11/2025	199,769 (b)
Turk Telekomunikasyon AS
	200,000	4.88%, due 6/19/2024	198,380 (b)
	200,000	6.88%, due 2/28/2025	198,498 (b)
	200,000	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	189,786 (b)
	200,000	Turkiye Petrol Rafinerileri AS, 4.50%, due 10/18/2024	196,750 (b)
	280,000	Turkiye Vakiflar Bankasi TAO, 9.00%, due 10/12/2028	292,337 (c)
	240,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	245,352 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Turkey – cont'd
	$200,000	Yapi ve Kredi Bankasi AS, 9.25%, due 10/16/2028	$210,560 (c)
1,731,432
Ukraine 0.1%
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	146,600 (b)(j)
United Arab Emirates 1.4%
	$200,000	Abu Dhabi Commercial Bank PJSC, 4.50%, due 9/14/2027	196,183 (b)
	400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	356,516 (b)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	178,348 (c)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	191,290 (b)
	400,000	DP World Ltd., 6.85%, due 7/2/2037	431,026 (b)
	200,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	198,750 (b)(f)(g)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	162,423 (c)
	186,624	2.94%, due 9/30/2040	149,400 (c)
	300,000	Shelf Drilling Holdings Ltd., 9.63%, due 4/15/2029	291,018 (c)
2,154,954
United Kingdom 0.4%
CK Hutchison International 23 Ltd.
	200,000	4.75%, due 4/21/2028	199,954 (c)
	200,000	4.88%, due 4/21/2033	199,747 (c)
	200,000	Standard Chartered PLC, 6.30%, due 7/6/2034	209,446 (c)(f)
609,147
United States 0.4%
	200,000	GCC SAB de CV, 3.61%, due 4/20/2032	170,750 (b)
	200,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 4/1/2033	198,012
	200,000	Sagicor Financial Co. Ltd., 5.30%, due 5/13/2028	190,340 (b)
559,102
Venezuela 0.3%
Petroleos de Venezuela SA
	1,347,609	6.00%, due 5/16/2024	143,434 (b)(j)
	1,631,452	6.00%, due 11/15/2026	173,865 (b)(j)
	650,000	5.38%, due 4/12/2027	65,402 (b)(j)
	784,800	5.38%, due 4/12/2027	79,066 (b)(j)
461,767
Zambia 0.1%
	200,000	First Quantum Minerals Ltd., 6.88%, due 10/15/2027	181,098 (c)

Total Corporate Bonds (Cost $47,660,528)			43,590,412
Foreign Government Securities 65.7%
Angola 0.6%
Angolan Government International Bonds
	400,000	8.75%, due 4/14/2032	343,261 (b)
	458,000	9.38%, due 5/8/2048	367,343 (b)
	200,000	9.13%, due 11/26/2049	158,061 (b)
868,665
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Argentina 1.0%
		Argentine Republic Government International Bonds
	$150,000	1.00%, due 7/9/2029	$60,795
	1,244,000	0.75%, due 7/9/2030	502,657 (h)
EUR	106,327	0.13%, due 7/9/2030	41,792
	$1,891,969	3.63%, due 7/9/2035	631,327 (h)
	550,000	3.63%, due 7/9/2046	187,004 (h)
		Provincia de Buenos Aires/Government Bonds
EUR	139,590	4.50%, due 9/1/2037	48,415 (c)(h)
	$180,000	6.38%, due 9/1/2037	70,005 (b)(h)
			1,541,995
Armenia 0.1%
	200,000	Republic of Armenia International Bonds, 3.60%, due 2/2/2031	161,640 (b)
Azerbaijan 0.7%
		Republic of Azerbaijan International Bonds
	400,000	5.13%, due 9/1/2029	388,098 (b)
	200,000	3.50%, due 9/1/2032	171,240 (b)
		State Oil Co. of the Azerbaijan Republic
	310,000	6.95%, due 3/18/2030	319,133 (b)
	200,000	6.95%, due 3/18/2030	205,892 (b)
			1,084,363
Bahamas 0.1%
	200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	178,721 (b)
Benin 0.1%
EUR	200,000	Benin Government International Bonds, 4.95%, due 1/22/2035	169,216 (b)
Bermuda 0.3%
		Bermuda Government International Bonds
	$200,000	3.72%, due 1/25/2027	191,700 (b)
	290,000	4.75%, due 2/15/2029	283,462 (b)
			475,162
Brazil 3.0%
		Brazil Government International Bonds
	300,000	6.25%, due 3/18/2031	308,000
	420,000	6.00%, due 10/20/2033	414,504
	470,000	5.00%, due 1/27/2045	372,992
BRL	2,194,000	Brazil Letras do Tesouro Nacional, 9.59%, due 7/1/2025	388,237 (k)
	$200,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	196,750 (b)
		Brazil Notas do Tesouro Nacional
BRL	7,000,000	10.00%, due 1/1/2027	1,415,374
BRL	5,000,000	10.00%, due 1/1/2029	999,560
BRL	1,000,000	10.00%, due 1/1/2031	197,102
BRL	1,824,000	10.00%, due 1/1/2033	357,011
			4,649,530
Cameroon, Republic of 0.1%
EUR	181,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	143,145 (b)
Chile 1.0%
CLP	165,298,680	Bonos de la Tesoreria de la Republica, 1.90%, due 9/1/2030	172,863 (l)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
		Bonos de la Tesoreria de la Republica en pesos
CLP	360,000,000	4.70%, due 9/1/2030	$375,358 (b)
CLP	140,000,000	6.00%, due 4/1/2033	160,516 (b)
CLP	110,000,000	2.80%, due 10/1/2033	96,182 (b)
CLP	155,000,000	7.00%, due 5/1/2034	190,931 (b)
CLP	120,000,000	5.00%, due 3/1/2035	126,956
CLP	30,000,000	5.10%, due 7/15/2050	31,639
		Chile Government International Bonds
EUR	273,841	4.13%, due 7/5/2034	298,408
	$200,000	3.25%, due 9/21/2071	128,025
			1,580,878
China 3.0%
		China Government Bonds
CNY	200,000	1.99%, due 4/9/2025	27,789
CNY	1,200,000	3.12%, due 12/5/2026	171,403
CNY	1,000,000	2.64%, due 1/15/2028	140,955
CNY	500,000	3.01%, due 5/13/2028	71,681
CNY	2,300,000	2.80%, due 3/24/2029	327,046
CNY	900,000	2.75%, due 6/15/2029	127,806
CNY	1,100,000	2.62%, due 9/25/2029	155,092
CNY	1,500,000	3.13%, due 11/21/2029	217,669
CNY	1,700,000	2.79%, due 12/15/2029	241,926
CNY	200,000	2.79%, due 12/15/2029	28,462
CNY	2,150,000	2.80%, due 3/25/2030	305,782
CNY	2,800,000	2.62%, due 6/25/2030	394,279
CNY	3,800,000	2.60%, due 9/15/2030	534,500
CNY	200,000	3.02%, due 5/27/2031	28,952
CNY	900,000	2.89%, due 11/18/2031	129,155
CNY	400,000	2.75%, due 2/17/2032	56,804
CNY	900,000	2.60%, due 9/1/2032	126,508
CNY	900,000	2.80%, due 11/15/2032	128,597
CNY	2,800,000	2.67%, due 5/25/2033	396,410
CNY	600,000	2.52%, due 8/25/2033	83,915
CNY	250,000	3.39%, due 3/16/2050	39,110
CNY	1,700,000	3.81%, due 9/14/2050	285,361
CNY	1,130,000	3.12%, due 10/25/2052	170,053
CNY	900,000	3.19%, due 4/15/2053	138,273
CNY	2,300,000	3.00%, due 10/15/2053	343,122
			4,670,650
Colombia 4.4%
		Colombia Government International Bonds
	$270,000	3.00%, due 1/30/2030	224,352
	650,000	7.50%, due 2/2/2034	664,455
	360,000	6.13%, due 1/18/2041	313,420
	310,000	5.63%, due 2/26/2044	246,520
	470,000	5.20%, due 5/15/2049	346,862
		Colombian TES
COP	1,149,000,000	5.75%, due 11/3/2027	266,490
COP	6,245,200,000	6.00%, due 4/28/2028	1,446,107
COP	3,638,800,000	7.75%, due 9/18/2030	875,086
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Colombia – cont'd
COP	518,200,000	7.00%, due 3/26/2031	$117,854
COP	3,657,300,000	7.00%, due 6/30/2032	810,376
COP	2,541,800,000	13.25%, due 2/9/2033	794,079
COP	1,818,400,000	7.25%, due 10/18/2034	395,712
COP	1,139,100,000	9.25%, due 5/28/2042	272,988
			6,774,301
Costa Rica 0.3%
		Costa Rica Government International Bonds
	$200,000	6.55%, due 4/3/2034	204,601 (b)
	200,000	7.30%, due 11/13/2054	209,280 (c)
			413,881
Cote D'Ivoire 1.1%
		Ivory Coast Government International Bonds
EUR	730,000	5.25%, due 3/22/2030	714,911 (b)
EUR	200,000	5.88%, due 10/17/2031	194,038 (b)
EUR	260,000	4.88%, due 1/30/2032	235,210 (b)
EUR	407,000	6.88%, due 10/17/2040	366,402 (b)
EUR	140,000	6.63%, due 3/22/2048	118,469 (b)
			1,629,030
Czech Republic 2.6%
		Czech Republic Government Bonds
CZK	6,100,000	6.00%, due 2/26/2026	276,868
CZK	13,950,000	2.50%, due 8/25/2028	577,943 (b)
CZK	14,590,000	2.75%, due 7/23/2029	606,593
CZK	3,750,000	0.05%, due 11/29/2029	132,741
CZK	20,940,000	0.95%, due 5/15/2030	773,101 (b)
CZK	10,420,000	1.20%, due 3/13/2031	382,992
CZK	5,580,000	6.20%, due 6/16/2031	281,442
CZK	5,010,000	1.75%, due 6/23/2032	187,145
CZK	13,160,000	2.00%, due 10/13/2033	489,178
CZK	4,030,000	4.20%, due 12/4/2036	180,124 (b)
CZK	1,980,000	1.95%, due 7/30/2037	68,369
CZK	2,200,000	1.50%, due 4/24/2040	67,578
			4,024,074
Dominican Republic 1.2%
		Dominican Republic International Bonds
DOP	8,000,000	9.75%, due 6/5/2026	136,405 (b)
	$150,000	5.95%, due 1/25/2027	150,300 (b)
	270,000	6.00%, due 7/19/2028	270,891 (b)
	467,000	6.00%, due 2/22/2033	450,876 (b)
DOP	16,000,000	11.25%, due 9/15/2035	291,110 (c)
	$150,000	6.40%, due 6/5/2049	138,162 (b)
	475,000	5.88%, due 1/30/2060	402,241 (b)
			1,839,985
Ecuador 0.5%
		Ecuador Government International Bonds
	159,901	6.00%, due 7/31/2030	83,614 (b)(h)
	71,437	0.00%, due 7/31/2030	23,934 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ecuador – cont'd
	$10,483	0.00%, due 7/31/2030	$3,512 (b)
	453,326	3.50%, due 7/31/2035	185,701 (c)(h)
	1,089,456	3.50%, due 7/31/2035	446,287 (b)(h)
	25,160	2.50%, due 7/31/2040	9,278 (b)(h)
			752,326
Egypt 0.7%
		Egypt Government International Bonds
EUR	541,000	6.38%, due 4/11/2031	372,966 (b)
	$200,000	8.50%, due 1/31/2047	121,872 (b)
	200,000	8.70%, due 3/1/2049	123,079 (b)
	410,000	8.70%, due 3/1/2049	252,312 (b)
	200,000	8.88%, due 5/29/2050	125,135 (b)
			995,364
El Salvador 0.4%
		El Salvador Government International Bonds
	224,000	7.65%, due 6/15/2035	174,944 (b)
	596,000	9.50%, due 7/15/2052	506,600 (b)
			681,544
Ethiopia 0.1%
	200,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	136,152 (b)(j)
Ghana 0.5%
		Ghana Government International Bonds
	200,000	7.75%, due 4/7/2029	88,400 (b)(j)
	200,000	7.63%, due 5/16/2029	88,256 (b)(j)
	400,000	10.75%, due 10/14/2030	256,519 (b)
	200,000	10.75%, due 10/14/2030	128,260 (b)
	200,000	8.63%, due 4/7/2034	88,250 (b)(j)
	200,000	7.88%, due 2/11/2035	88,321 (b)(j)
		Republic of Ghana Government Bonds
GHS	312,272	5.00% Cash/3.35% PIK, due 2/16/2027	16,325 (e)
GHS	312,503	5.00% Cash/3.50% PIK, due 2/15/2028	14,567 (e)
GHS	291,883	5.00% Cash/3.65% PIK, due 2/13/2029	12,347 (e)
GHS	292,098	5.00% Cash/3.80% PIK, due 2/12/2030	11,419 (e)
GHS	292,314	5.00% Cash/3.95% PIK, due 2/11/2031	10,700 (e)
GHS	292,529	5.00% Cash/4.10% PIK, due 2/10/2032	10,193 (e)
GHS	292,744	5.00% Cash/4.25% PIK, due 2/8/2033	9,818 (e)
			823,375
Guatemala 0.6%
		Guatemala Government Bonds
	$320,000	7.05%, due 10/4/2032	335,473 (b)
	200,000	3.70%, due 10/7/2033	163,694 (b)
	440,000	6.60%, due 6/13/2036	444,469 (b)
			943,636
Hungary 2.4%
		Hungary Government Bonds
HUF	73,760,000	5.50%, due 6/24/2025	206,670
HUF	126,660,000	9.50%, due 10/21/2026	385,135
HUF	81,230,000	3.00%, due 10/27/2027	207,564
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Hungary – cont'd
HUF	325,180,000	4.50%, due 3/23/2028	$871,992
HUF	238,190,000	6.75%, due 10/22/2028	694,366
HUF	42,420,000	3.00%, due 8/21/2030	101,180
HUF	56,600,000	3.25%, due 10/22/2031	133,980
HUF	353,410,000	4.75%, due 11/24/2032	912,393
HUF	68,820,000	2.25%, due 4/20/2033	144,241
			3,657,521
Indonesia 6.2%
		Indonesia Government International Bonds
EUR	650,000	1.40%, due 10/30/2031	591,464
EUR	380,000	1.10%, due 3/12/2033	323,153
EUR	150,000	1.30%, due 3/23/2034	126,734
		Indonesia Treasury Bonds
IDR	2,300,000,000	7.00%, due 5/15/2027	148,426
IDR	3,304,000,000	6.13%, due 5/15/2028	207,652
IDR	14,434,000,000	6.38%, due 8/15/2028	913,010
IDR	4,375,000,000	9.00%, due 3/15/2029	306,791
IDR	22,773,000,000	6.88%, due 4/15/2029	1,465,580
IDR	1,306,000,000	6.50%, due 2/15/2031	81,964
IDR	3,604,000,000	8.75%, due 5/15/2031	255,833
IDR	1,000,000,000	6.38%, due 4/15/2032	62,402
IDR	3,500,000,000	7.50%, due 8/15/2032	233,838
IDR	18,299,000,000	7.00%, due 2/15/2033	1,190,040
IDR	7,977,000,000	6.63%, due 5/15/2033	505,434
IDR	12,800,000,000	6.63%, due 2/15/2034	811,157
IDR	344,000,000	8.38%, due 3/15/2034	24,507
IDR	5,600,000,000	7.50%, due 6/15/2035	376,694
IDR	1,783,000,000	8.25%, due 5/15/2036	126,997
IDR	400,000,000	6.38%, due 7/15/2037	24,867
IDR	1,205,000,000	7.50%, due 5/15/2038	81,087
IDR	12,666,000,000	7.13%, due 6/15/2038	827,648
IDR	3,000,000,000	7.50%, due 4/15/2040	201,567
IDR	4,250,000,000	7.13%, due 6/15/2042	274,318
IDR	6,869,000,000	7.13%, due 6/15/2043	446,353
			9,607,516
Kazakhstan 0.2%
EUR	400,000	Kazakhstan Government International Bonds, 1.50%, due 9/30/2034	343,119 (b)
Lebanon 0.1%
		Lebanon Government International Bonds
	$622,000	6.38%, due 3/9/2020	34,334 (j)
	469,000	6.60%, due 11/27/2026	25,570 (b)(j)
	121,000	6.85%, due 5/25/2029	6,806 (j)
	601,000	6.65%, due 2/26/2030	33,957 (b)(j)
	1,400,000	8.25%, due 5/17/2034	80,500 (j)
			181,167
Malaysia 4.7%
		Malaysia Government Bonds
MYR	700,000	3.91%, due 7/15/2026	149,697
MYR	900,000	3.90%, due 11/30/2026	192,529
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Malaysia – cont'd
MYR	1,350,000	3.50%, due 5/31/2027	$285,274
MYR	4,225,000	3.90%, due 11/16/2027	904,211
MYR	1,680,000	3.73%, due 6/15/2028	357,002
MYR	2,400,000	4.50%, due 4/30/2029	527,906
MYR	3,800,000	4.50%, due 4/15/2030	837,297
MYR	135,000	4.23%, due 6/30/2031	29,425
MYR	1,400,000	3.58%, due 7/15/2032	290,222
MYR	1,437,000	4.64%, due 11/7/2033	324,361
MYR	1,265,000	3.83%, due 7/5/2034	266,569
MYR	300,000	4.25%, due 5/31/2035	65,246
MYR	700,000	4.76%, due 4/7/2037	159,449
MYR	3,350,000	4.89%, due 6/8/2038	778,376
MYR	1,050,000	3.76%, due 5/22/2040	213,408
MYR	5,511,000	4.70%, due 10/15/2042	1,256,718
MYR	350,000	4.94%, due 9/30/2043	81,745
MYR	1,350,000	4.07%, due 6/15/2050	279,597
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	85,760
MYR	500,000	4.37%, due 10/31/2028	109,032
			7,193,824
Mexico 5.5%
		Mexico Bonos
MXN	16,210,000	5.50%, due 3/4/2027	842,828
MXN	16,480,000	7.50%, due 6/3/2027	906,273
MXN	37,127,500	8.50%, due 5/31/2029	2,101,911
MXN	3,740,000	8.50%, due 5/31/2029	211,734
MXN	36,826,100	7.75%, due 5/29/2031	1,977,759
MXN	14,020,000	7.50%, due 5/26/2033	727,324
MXN	2,570,000	10.00%, due 11/20/2036	158,227
MXN	7,093,500	7.75%, due 11/13/2042	354,100
MXN	5,397,100	8.00%, due 11/7/2047	274,410
		Mexico Government International Bonds
EUR	100,000	2.38%, due 2/11/2030	98,613
	$280,000	6.00%, due 5/7/2036	285,170
	620,000	5.75%, due 10/12/2110	545,672
			8,484,021
Mongolia 0.3%
	600,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	532,786 (b)
Morocco 0.2%
	314,000	Morocco Government International Bonds, 3.00%, due 12/15/2032	251,985 (b)
Nigeria 0.5%
		Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	369,208 (b)
	200,000	7.88%, due 2/16/2032	173,384 (b)
	200,000	9.25%, due 1/21/2049	175,404 (b)
			717,996
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Oman 0.4%
		Oman Government International Bonds
	$215,000	6.75%, due 1/17/2048	$215,998 (b)
	400,000	7.00%, due 1/25/2051	413,500 (b)
			629,498
Panama 0.5%
		Panama Government International Bonds
	200,000	6.40%, due 2/14/2035	188,683
	253,000	6.70%, due 1/26/2036	242,908
	240,000	6.85%, due 3/28/2054	214,517
	266,000	3.87%, due 7/23/2060	149,410
			795,518
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	186,069 (b)
Paraguay 0.3%
	430,000	Paraguay Government International Bonds, 6.10%, due 8/11/2044	410,106 (b)
Peru 1.6%
		Peru Government Bonds
PEN	911,000	5.94%, due 2/12/2029	244,069
PEN	510,000	6.15%, due 8/12/2032	131,841
PEN	100,000	7.30%, due 8/12/2033	27,715 (b)
PEN	1,999,000	5.40%, due 8/12/2034	477,625
PEN	207,000	5.35%, due 8/12/2040	46,782
		Peruvian Government International Bonds
EUR	684,000	1.25%, due 3/11/2033	579,112
PEN	427,000	5.40%, due 8/12/2034	102,024 (b)
EUR	274,000	1.95%, due 11/17/2036	223,520
PEN	2,451,000	6.90%, due 8/12/2037	650,271 (b)
			2,482,959
Philippines 0.6%
EUR	326,000	Philippine Government International Bonds, 1.75%, due 4/28/2041	245,092
		Philippines Government Bonds
PHP	17,410,000	6.75%, due 9/15/2032	322,161
PHP	4,140,000	6.63%, due 8/17/2033	76,325
PHP	12,230,000	6.25%, due 1/25/2034	218,928
			862,506
Poland 3.8%
EUR	276,000	Bank Gospodarstwa Krajowego, 5.13%, due 2/22/2033	321,558 (b)
		Republic of Poland Government Bonds
PLN	2,408,000	2.50%, due 7/25/2026	568,370
PLN	345,000	0.25%, due 10/25/2026	76,239
PLN	1,328,000	3.75%, due 5/25/2027	320,334
PLN	1,963,000	2.50%, due 7/25/2027	453,390
PLN	5,748,000	7.50%, due 7/25/2028	1,577,183
PLN	3,954,000	2.75%, due 10/25/2029	881,782
PLN	1,957,000	1.25%, due 10/25/2030	386,046
PLN	3,352,000	1.75%, due 4/25/2032	650,886
PLN	1,525,000	6.00%, due 10/25/2033	403,039
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Poland – cont'd
		Republic of Poland Government International Bonds
EUR	90,000	3.63%, due 1/11/2034	$97,689 (b)
	$117,000	5.50%, due 4/4/2053	118,068
			5,854,584
Qatar 0.2%
	346,000	Qatar Government International Bonds, 4.82%, due 3/14/2049	321,780 (b)
Romania 2.5%
		Romania Government Bonds
RON	695,000	3.25%, due 6/24/2026	141,957
RON	4,795,000	2.50%, due 10/25/2027	918,203
RON	1,010,000	8.75%, due 10/30/2028	241,534
RON	35,000	5.00%, due 2/12/2029	7,202
RON	325,000	8.00%, due 4/29/2030	76,481
RON	725,000	4.15%, due 10/24/2030	139,687
RON	445,000	7.35%, due 4/28/2031	102,133
RON	710,000	6.70%, due 2/25/2032	158,091
RON	940,000	4.75%, due 10/11/2034	179,466
RON	255,000	7.90%, due 2/24/2038	62,862
		Romania Government International Bonds
EUR	1,000,000	2.00%, due 1/28/2032	854,979 (b)
EUR	104,000	2.00%, due 4/14/2033	85,137 (b)
EUR	42,000	6.38%, due 9/18/2033	48,127 (b)
EUR	176,000	3.75%, due 2/7/2034	164,526 (b)
EUR	314,000	3.88%, due 10/29/2035	289,260 (b)
EUR	62,000	2.88%, due 4/13/2042	44,906 (b)
EUR	342,000	3.38%, due 1/28/2050	252,677 (b)
			3,767,228
Serbia 0.7%
		Serbia International Bonds
EUR	391,000	1.50%, due 6/26/2029	354,201 (b)
	$205,000	6.50%, due 9/26/2033	208,980 (b)
EUR	334,000	2.05%, due 9/23/2036	249,961 (b)
		Serbia Treasury Bonds
RSD	16,660,000	4.50%, due 1/11/2026	151,535
RSD	9,970,000	5.88%, due 2/8/2028	94,132
RSD	5,360,000	4.50%, due 8/20/2032	44,057
			1,102,866
South Africa 5.3%
		Republic of South Africa Government Bonds
ZAR	15,262,788	10.50%, due 12/21/2026	852,385
ZAR	25,234,760	7.00%, due 2/28/2031	1,130,965
ZAR	14,463,719	8.88%, due 2/28/2035	650,703
ZAR	37,335,335	6.25%, due 3/31/2036	1,310,152
ZAR	15,347,360	8.50%, due 1/31/2037	638,322
ZAR	25,640,076	9.00%, due 1/31/2040	1,065,318
ZAR	8,644,008	6.50%, due 2/28/2041	278,261
ZAR	23,779,659	8.75%, due 1/31/2044	934,802
ZAR	16,466,783	8.75%, due 2/28/2048	645,830
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
South Africa – cont'd
		Republic of South Africa Government International Bonds
	$200,000	5.88%, due 4/20/2032	$183,500
	273,000	5.65%, due 9/27/2047	202,702
	200,000	5.75%, due 9/30/2049	147,920
	200,000	7.30%, due 4/20/2052	176,480
			8,217,340
Sri Lanka 0.7%
		Sri Lanka Government International Bonds
	200,000	6.85%, due 11/3/2025	103,306 (b)(j)
	200,000	6.20%, due 5/11/2027	101,722 (b)(j)
	564,000	6.75%, due 4/18/2028	287,873 (b)(j)
	203,000	7.85%, due 3/14/2029	102,538 (b)(j)
	830,000	7.55%, due 3/28/2030	418,991 (b)(j)
			1,014,430
Thailand 3.1%
		Thailand Government Bonds
THB	5,300,000	2.65%, due 6/17/2028	151,169
THB	40,693,000	2.40%, due 3/17/2029	1,147,179
THB	8,000,000	4.88%, due 6/22/2029	253,200
THB	7,000,000	1.60%, due 12/17/2029	188,127
THB	2,000,000	3.78%, due 6/25/2032	61,280
THB	28,226,000	3.35%, due 6/17/2033	841,045
THB	5,000,000	1.60%, due 6/17/2035	125,506
THB	6,571,000	1.59%, due 12/17/2035	163,645
THB	7,350,000	3.40%, due 6/17/2036	218,789
THB	19,900,000	3.39%, due 6/17/2037	593,237
THB	10,116,000	3.30%, due 6/17/2038	297,944
THB	12,900,000	2.00%, due 6/17/2042	311,839
THB	12,000,000	3.45%, due 6/17/2043	355,796
THB	1,248,000	2.88%, due 6/17/2046	32,875
			4,741,631
Tunisia 0.1%
EUR	104,000	Tunisian Republic, 6.38%, due 7/15/2026	84,598 (b)
Turkey 1.3%
	$300,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 1/14/2029	310,812 (c)
		Turkiye Government Bonds
TRY	23,005,611	1.50%, due 6/18/2025	821,061 (l)
TRY	3,817,855	17.80%, due 7/13/2033	93,606
TRY	14,345,919	26.20%, due 10/5/2033	474,888
	$300,000	Turkiye Government International Bonds, 9.13%, due 7/13/2030	319,500
			2,019,867
Uganda 0.2%
		Republic of Uganda Government Bonds
UGX	363,300,000	14.38%, due 2/3/2033	89,814
UGX	1,158,500,000	14.25%, due 6/22/2034	282,148
			371,962
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ukraine 0.3%
		Ukraine Government International Bonds
	$128,000	7.75%, due 9/1/2027	$32,480 (b)(j)
	470,000	6.88%, due 5/21/2031	101,025 (b)
	490,000	7.75%, due 8/1/2041	225,400 (b)(m)
	286,000	7.75%, due 8/1/2041	131,560 (c)(m)
			490,465
Uruguay 0.6%
		Uruguay Government International Bonds
UYU	23,465,000	8.50%, due 3/15/2028	582,808 (b)
UYU	5,332,501	8.25%, due 5/21/2031	128,282
UYU	5,508,288	9.75%, due 7/20/2033	145,018
			856,108
Uzbekistan 0.1%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	166,546 (c)
Venezuela 0.1%
	916,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	128,551 (b)(j)
Zambia 0.7%
ZMW	24,620,000	Zambia Government Bonds, 13.00%, due 1/25/2031	574,241
		Zambia Government International Bonds
	$210,000	5.38%, due 9/20/2022	118,780 (b)(j)
	400,000	8.50%, due 4/14/2024	252,422 (b)(j)
	210,000	8.97%, due 7/30/2027	131,710 (b)(j)
			1,077,153
Total Foreign Government Securities (Cost $105,085,048)			101,089,333
Number of Shares

Short-Term Investments 3.3%
Investment Companies 3.3%
	5,145,156	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(n) (Cost $5,145,156)	5,145,156
Total Investments 97.3% (Cost $157,890,732)			149,824,901
Other Assets Less Liabilities 2.7%			4,089,665 (o)
Net Assets 100.0%			$153,914,566

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $48,182,314, which represents 31.3% of net assets of the
Fund.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $14,496,925, which represents 9.4% of net assets of the Fund.

(d)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $429,348, which represents 0.3% of net assets of the Fund.
(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(i)	Represents less than 0.05% of net assets of the Fund.
(j)	Defaulted security.
(k)	Rate shown was the discount rate at the date of purchase.
(l)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(m)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(n)	Represents 7-day effective yield as of January 31, 2024.
(o)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$100,076,204	65.0%
Oil & Gas	8,853,984	5.8%
Banks	7,440,030	4.8%
Electric	3,281,446	2.1%
Telecommunications	2,387,534	1.6%
Mining	1,861,062	1.2%
Lodging	1,847,559	1.2%
Pipelines	1,673,313	1.1%
Multi-National	1,489,660	1.0%
Food	1,395,119	0.9%
Chemicals	1,353,846	0.9%
Diversified Financial Services	1,148,861	0.7%
Insurance	1,089,190	0.7%
Energy - Alternate Sources	1,048,223	0.7%
Iron - Steel	909,815	0.6%
Internet	802,729	0.5%
Retail	750,946	0.5%
Real Estate	643,592	0.4%
Semiconductors	627,006	0.4%
Commercial Services	616,816	0.4%
Building Materials	597,615	0.4%
Forest Products & Paper	539,437	0.4%
Pharmaceuticals	462,573	0.3%
Transportation	439,116	0.3%
Media	426,838	0.3%
Holding Companies - Diversified	398,843	0.3%
Investment Companies	392,298	0.3%
Engineering & Construction	368,016	0.2%
Gas	362,333	0.2%
Water	210,350	0.1%
Real Estate Investment Trusts	192,014	0.1%
Beverages	186,826	0.1%
Computers	177,109	0.1%
Packaging & Containers	167,521	0.1%
Auto Parts & Equipment	160,596	0.1%
Oil & Gas Services	156,253	0.1%
Healthcare - Services	145,072	0.1%
Short-Term Investments and Other Assets—Net	9,234,821	6.0%
	$153,914,566	100.0%

*	Foreign Governments do not constitute an industry.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	33	Euro-Bobl	$4,227,148	$72,644
3/2024	6	Korea Bond, 10 Year	511,145	(113)
3/2024	55	Korea Bond, 3 Year	4,324,917	(3,792)
3/2024	10	U.S. Treasury Long Bond	1,223,438	66,796
3/2024	15	U.S. Treasury Note, 10 Year	1,684,922	46,820
3/2024	13	U.S. Treasury Note, 2 Year	2,673,531	25,981
3/2024	49	U.S. Treasury Note, 5 Year	5,311,141	95,160
3/2024	8	U.S. Treasury Ultra Bond	1,033,750	64,697
Total Long Positions			$20,989,992	$368,193

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	10	Euro-Bobl	$(1,280,954)	$4,136
3/2024	37	Euro-Bund	(5,432,085)	(78,720)
3/2024	5	Euro-Buxl Bond, 30 Year	(743,306)	(25,772)
3/2024	1	Euro-Schatz	(114,760)	(109)
3/2024	13	U.S. Treasury Note, 10 Year	(1,460,266)	(12,380)
3/2024	54	U.S. Treasury Note, 5 Year	(5,853,094)	(45,021)
3/2024	4	U.S. Treasury Ultra Bond	(516,875)	(34,290)
Total Short Positions			$(15,401,340)	$(192,156)
Total Futures				$176,037
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	788,514	BRL	3,894,029	GSI	2/20/2024	$3,809
USD	790,903	BRL	3,931,656	SCB	3/19/2024	702
USD	266,757	BRL	1,328,868	GSI	4/3/2024	142
USD	388,050	BRL	1,917,563	JPM	4/3/2024	3,324
CLP	52,097,693	USD	55,755	BCB	3/20/2024	77
USD	79,784	CLP	72,342,212	MS	3/20/2024	2,256
USD	403,004	CLP	367,178,005	SSB	3/20/2024	9,508
CNH	7,386,299	USD	1,028,540	BNP	3/20/2024	1,922
USD	2,352,774	CNH	16,768,338	SCB	2/20/2024	17,750
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	79,495	CNH	568,583	JPM	3/20/2024	$172
COP	6,624,436,061	USD	1,687,496	GSI	2/1/2024	13,705
COP	6,624,436,061	USD	1,696,099	MS	2/1/2024	5,103
COP	2,157,020,119	USD	545,115	MS	3/20/2024	4,107
COP	435,854,035	USD	109,700	BCB	5/2/2024	324
CZK	9,146,593	EUR	367,215	CITI	3/20/2024	19
CZK	9,146,593	EUR	367,112	GSI	3/20/2024	130
USD	316,158	EGP	12,330,159	CITI	4/2/2024	56,848
EUR	1,064,711	CZK	26,107,174	BCB	3/20/2024	17,886
EUR	196,606	CZK	4,888,907	SSB	3/20/2024	345
EUR	858,105	HUF	325,848,292	BNP	2/6/2024	10,251
EUR	89,061	HUF	34,080,627	BNP	2/6/2024	327
EUR	752,950	HUF	286,454,090	GSI	2/6/2024	7,485
EUR	378,294	HUF	144,328,751	HSBC	2/6/2024	2,608
EUR	537,336	HUF	204,236,563	JPM	2/6/2024	5,874
EUR	472,502	HUF	179,381,545	JPM	2/6/2024	5,762
EUR	267,201	HUF	102,433,099	JPM	2/6/2024	465
EUR	2,207,662	HUF	849,775,877	BNP	3/20/2024	8,926
USD	8,871,441	EUR	8,016,763	CITI	2/2/2024	207,723
USD	106,418	EUR	97,194	CITI	2/2/2024	1,380
USD	526,862	EUR	479,618	CITI	2/5/2024	8,474
USD	238,035	EUR	216,963	CITI	2/5/2024	3,534
USD	247,020	EUR	226,784	CITI	2/5/2024	1,904
USD	81,853	EUR	74,708	DB	2/5/2024	1,106
USD	206,872	EUR	188,557	GSI	2/5/2024	3,074
USD	591,364	EUR	539,683	JPM	2/5/2024	8,056
USD	253,324	EUR	227,803	JPM	2/5/2024	7,107
USD	124,047	EUR	113,825	JPM	2/5/2024	1,021
USD	520,731	EUR	474,108	MS	2/5/2024	8,298
USD	166,944	EUR	152,242	MS	2/5/2024	2,396
USD	182,453	EUR	166,886	MS	2/5/2024	2,078
USD	348,356	EUR	319,648	CITI	2/6/2024	2,856
USD	212,341	EUR	195,000	JPM	3/4/2024	1,332
USD	8,804,171	EUR	8,113,957	SCB	3/4/2024	24,089
USD	563,939	EUR	516,411	JPM	3/5/2024	5,108
USD	403,476	EUR	368,688	JPM	3/5/2024	4,503
USD	514,520	EUR	471,903	JPM	3/5/2024	3,853
USD	792,322	EUR	726,350	JPM	3/19/2024	5,830
HUF	52,379,028	EUR	135,864	GSI	2/6/2024	593
HUF	50,343,357	EUR	130,645	JPM	2/6/2024	504
HUF	142,026,652	EUR	365,379	BNP	3/20/2024	2,403
HUF	285,226,040	EUR	735,052	HSBC	3/20/2024	3,443
IDR	5,941,892,161	USD	376,558	DB	2/7/2024	71
IDR	1,588,103,958	USD	100,354	SCB	3/20/2024	251
USD	299,218	IDR	4,634,113,500	BNP	3/20/2024	5,651
USD	474,703	IDR	7,392,077,550	JPM	3/20/2024	6,421
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	678,609	IDR	10,620,435,491	SCB	3/20/2024	$5,813
ILS	348,999	USD	92,611	JPM	2/22/2024	3,125
INR	31,905,023	USD	382,453	SCB	2/8/2024	1,539
INR	66,138,105	USD	793,478	SCB	3/19/2024	1,119
USD	384,060	INR	31,905,023	JPM	2/8/2024	68
USD	43,604	KRW	55,785,766	CITI	3/20/2024	1,693
USD	27,907	KRW	36,431,019	CITI	3/20/2024	537
USD	18,324	KRW	23,922,107	HSBC	3/20/2024	351
USD	6,139	KRW	8,011,123	HSBC	3/20/2024	120
MXN	13,755,826	USD	787,746	SCB	2/20/2024	9,086
MXN	19,294,722	USD	1,095,454	CITI	3/20/2024	16,856
MXN	4,472,547	USD	253,378	CITI	3/20/2024	4,457
USD	801,425	MXN	13,755,826	GSI	2/20/2024	4,592
USD	2,288	MXN	39,309	CITI	3/20/2024	22
USD	264,791	MXN	4,569,366	DB	3/20/2024	1,374
USD	105,393	MXN	1,814,099	MS	3/20/2024	813
USD	167,331	MYR	766,241	HSBC	3/20/2024	4,461
USD	122,986	MYR	570,483	HSBC	3/20/2024	1,726
USD	163,392	MYR	757,242	JPM	3/20/2024	2,436
USD	163,873	PEN	606,698	GSI	4/18/2024	4,645
PHP	2,136,898	USD	37,821	CITI	2/6/2024	161
USD	416,437	PHP	23,272,572	JPM	2/6/2024	2,774
USD	243,217	PHP	13,444,086	CITI	3/20/2024	4,228
PLN	1,654,264	EUR	375,645	CITI	3/20/2024	6,136
PLN	1,718,397	EUR	393,787	CITI	3/20/2024	2,498
PLN	1,657,935	EUR	380,381	CITI	3/20/2024	1,924
PLN	2,307,665	EUR	528,580	GSI	3/20/2024	3,619
PLN	5,606,170	EUR	1,287,177	HSBC	3/20/2024	5,476
PLN	898,090	EUR	203,785	JPM	3/20/2024	3,493
PLN	667,387	EUR	151,330	JPM	3/20/2024	2,712
PLN	601,783	EUR	137,284	JPM	3/20/2024	1,547
PLN	623,934	EUR	142,821	JPM	3/20/2024	1,080
PLN	859,241	EUR	197,065	JPM	3/20/2024	1,074
RON	689,515	EUR	137,952	BCB	4/18/2024	60
RON	1,644,001	EUR	328,819	CITI	4/18/2024	249
RON	1,785,460	EUR	357,216	CITI	4/18/2024	159
RON	570,743	EUR	114,206	CITI	4/18/2024	31
THB	21,002,020	USD	593,308	SCB	3/20/2024	844
THB	14,287,171	USD	402,626	DB	4/11/2024	2,282
USD	2,740	THB	94,511	CITI	4/5/2024	63
USD	831,687	THB	28,838,734	MS	4/5/2024	14,783
USD	825,647	THB	28,679,686	JPM	4/11/2024	12,846
USD	412,845	THB	14,440,816	SCB	4/18/2024	3,346
UYU	8,232,061	USD	204,574	CITI	2/9/2024	5,508
UYU	2,659,077	USD	65,656	GSI	2/9/2024	2,203
UYU	7,697,943	USD	190,073	JPM	2/9/2024	6,379
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UYU	2,491,925	USD	61,773	JPM	2/9/2024	$1,821
UYU	16,158,936	USD	403,469	CITI	3/27/2024	6,969
USD	828,413	ZAR	15,450,425	CITI	2/5/2024	3,390
USD	431,042	ZAR	7,915,003	CITI	3/20/2024	9,949
USD	804,548	ZAR	15,073,483	MS	3/20/2024	2,610
ZAR	13,789,724	USD	727,528	MS	2/22/2024	7,779
ZAR	3,504,105	USD	181,948	HSBC	3/20/2024	4,477
ZAR	8,365,523	USD	439,706	MS	3/20/2024	5,356
ZAR	6,376,641	USD	335,811	MS	3/20/2024	3,438
Total unrealized appreciation						$698,983
BRL	3,894,029	USD	791,325	MS	2/20/2024	(6,620)
BRL	3,931,656	USD	790,786	JPM	3/19/2024	(586)
BRL	834,966	USD	168,343	CITI	4/3/2024	(821)
BRL	2,476,066	USD	499,938	GSI	4/3/2024	(3,157)
BRL	27,267,056	USD	5,488,980	MS	4/3/2024	(18,307)
USD	198,910	BRL	991,851	GSI	4/3/2024	(88)
USD	230,207	BRL	1,149,266	HSBC	4/3/2024	(374)
CLP	342,240,637	USD	390,583	CITI	3/20/2024	(23,813)
CLP	380,746,146	USD	430,056	MS	3/20/2024	(22,020)
CNH	1,498,017	USD	211,053	GSI	2/20/2024	(2,451)
CNH	16,768,338	USD	2,347,187	GSI	2/20/2024	(12,163)
CNH	6,125,397	USD	862,565	BCB	3/20/2024	(8,011)
CNH	6,125,396	USD	862,606	HSBC	3/20/2024	(8,052)
CNH	1,341,999	USD	188,154	MS	3/20/2024	(931)
USD	811,164	CNH	5,838,481	SCB	2/20/2024	(1,856)
USD	1,633,570	COP	6,624,436,061	GSI	2/1/2024	(67,632)
USD	1,687,496	COP	6,624,436,061	MS	2/1/2024	(13,705)
USD	407,921	COP	1,610,471,087	BNP	2/5/2024	(5,417)
USD	425,595	COP	1,676,204,600	SSB	2/5/2024	(4,614)
USD	1,381,886	COP	5,632,704,516	GSI	3/20/2024	(52,318)
USD	320,738	COP	1,272,044,959	MS	3/20/2024	(3,152)
USD	138,142	COP	545,119,337	SSB	3/20/2024	(657)
USD	1,665,398	COP	6,624,436,061	MS	5/2/2024	(6,827)
CZK	9,052,140	EUR	366,616	BCB	2/5/2024	(2,330)
CZK	9,421,616	EUR	381,317	CITI	2/5/2024	(2,140)
CZK	19,227,787	EUR	778,450	GSI	2/5/2024	(4,640)
CZK	3,577,749	EUR	143,796	BNP	3/20/2024	(163)
CZK	9,269,199	EUR	373,841	BNP	3/20/2024	(1,826)
CZK	9,400,051	EUR	377,740	JPM	3/20/2024	(358)
CZK	9,647,533	EUR	388,888	MS	3/20/2024	(1,671)
EGP	10,480,635	USD	238,739	CITI	4/2/2024	(18,326)
EGP	1,849,524	USD	42,420	JPM	4/2/2024	(3,524)
EUR	216,040	PLN	940,259	CITI	3/20/2024	(749)
EUR	744,132	PLN	3,240,361	CITI	3/20/2024	(3,008)
EUR	495,023	PLN	2,153,451	JPM	3/20/2024	(1,464)
EUR	250,588	PLN	1,094,832	SSB	3/20/2024	(1,920)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	9,640	RON	48,184	JPM	4/18/2024	$(4)
EUR	8,113,957	USD	8,793,257	SCB	2/2/2024	(24,503)
EUR	226,619	USD	248,084	BCB	2/5/2024	(3,147)
EUR	349,910	USD	381,424	BCB	2/5/2024	(3,229)
EUR	542,436	USD	593,526	BCB	2/5/2024	(7,243)
EUR	138,550	USD	151,043	JPM	2/5/2024	(1,294)
EUR	151,811	USD	165,383	JPM	2/5/2024	(1,301)
EUR	95,226	USD	104,399	JPM	2/5/2024	(1,475)
EUR	200,041	USD	217,857	JPM	2/5/2024	(1,645)
EUR	204,889	USD	223,332	JPM	2/5/2024	(1,881)
EUR	358,797	USD	391,202	JPM	2/5/2024	(3,401)
EUR	395,056	USD	433,487	JPM	2/5/2024	(6,496)
EUR	197,841	USD	217,929	MS	2/5/2024	(4,095)
EUR	319,648	USD	350,115	JPM	2/6/2024	(4,615)
EUR	226,784	USD	247,306	CITI	3/5/2024	(1,893)
EUR	319,648	USD	348,746	CITI	3/5/2024	(2,842)
EUR	73,739	USD	80,586	JPM	3/5/2024	(789)
HUF	849,775,877	EUR	2,220,662	BNP	2/6/2024	(8,165)
HUF	290,184,078	EUR	757,272	GSI	2/6/2024	(1,657)
IDR	1,940,171,417	USD	123,990	BNP	2/7/2024	(1,011)
IDR	1,527,602,948	USD	97,086	BCB	3/20/2024	(314)
IDR	2,473,205,189	USD	158,038	BNP	3/20/2024	(1,362)
IDR	630,933,763	USD	40,686	HSBC	3/20/2024	(717)
IDR	2,621,808,372	USD	169,598	JPM	3/20/2024	(3,508)
USD	397,488	IDR	6,293,959,620	HSBC	2/7/2024	(1,457)
USD	100,433	IDR	1,588,103,958	SCB	2/7/2024	(229)
INR	34,525,926	USD	414,666	GSI	4/16/2024	(421)
INR	31,905,023	USD	382,614	JPM	5/2/2024	(60)
KRW	543,546,052	USD	408,994	BNP	2/20/2024	(606)
KRW	518,247,907	USD	399,491	JPM	3/20/2024	(10,140)
KRW	526,618,960	USD	405,706	SSB	3/20/2024	(10,066)
MXN	13,783,587	USD	796,260	MS	3/19/2024	(1,526)
MXN	1,557,964	USD	90,009	JPM	3/20/2024	(195)
MXN	5,197,158	USD	302,270	MS	3/20/2024	(2,662)
USD	786,669	MXN	13,783,587	SCB	3/19/2024	(8,065)
USD	258,569	MXN	4,550,005	CITI	3/20/2024	(3,732)
MYR	1,862,693	USD	402,040	JPM	2/13/2024	(7,853)
MYR	3,612,595	USD	779,165	SCB	3/7/2024	(11,832)
MYR	5,005,914	USD	1,079,210	JPM	3/20/2024	(15,169)
NGN	236,229,535	USD	190,508	CITI	7/26/2024	(44,275)
NGN	265,532,544	USD	212,937	CITI	7/26/2024	(48,565)
PHP	21,135,674	USD	377,205	HSBC	2/6/2024	(1,525)
USD	80,577	PHP	4,542,148	BNP	3/20/2024	(167)
USD	201,499	PHP	11,335,958	CITI	3/20/2024	(14)
USD	37,790	PHP	2,136,898	CITI	3/20/2024	(196)
THB	308,451	USD	8,910	BNP	3/20/2024	(184)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
THB	2,846,615	USD	83,845	GSI	3/20/2024	$(3,313)
THB	22,720,747	USD	652,895	GSI	3/20/2024	(10,120)
THB	36,867,388	USD	1,057,675	GSI	3/20/2024	(14,688)
THB	36,867,389	USD	1,058,936	SCB	3/20/2024	(15,949)
THB	28,110,958	USD	827,408	BNP	4/5/2024	(31,120)
THB	4,305,308	USD	123,756	SCB	4/5/2024	(1,801)
THB	3,964,625	USD	113,017	JPM	4/18/2024	(592)
USD	678,289	THB	24,030,337	JPM	3/20/2024	(1,535)
TRY	12,661,062	USD	301,813	GSI	1/9/2025	(3,546)
USD	508,487	UYU	20,697,967	HSBC	2/9/2024	(19,724)
USD	729,206	ZAR	13,789,724	MS	2/22/2024	(6,101)
USD	263,533	ZAR	5,080,296	DB	3/20/2024	(6,749)
ZAR	15,787,423	USD	843,306	CITI	3/20/2024	(3,385)
ZAR	807,583	USD	43,247	JPM	3/20/2024	(282)
Total unrealized depreciation						$(680,122)
Total net unrealized appreciation						$18,861
Credit default swap contracts ("credit default swaps")
At January 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 40 V.1	2,281,390	1.00%	3M	12/20/2028	$79,093	$719	$(2,688)	$77,124

Interest rate swap contracts ("interest rate swaps")
At January 31, 2024, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	947,033	Pay	1D CETIP	6.23%	T/T	1/4/2027	$(22,092)	$(21,465)	$(43,557)
CME	BRL	738,928	Pay	1D CETIP	11.33%	T/T	1/4/2027	7,671	(4,125)	3,546
CME	BRL	3,740,600	Receive	1D CETIP	12.23%	T/T	1/4/2027	(65,700)	12,996	(52,704)
CME	BRL	5,316,025	Pay	1D CETIP	12.67%	T/T	1/4/2027	99,747	(3,800)	95,947
CME	BRL	4,805,980	Pay	1D CETIP	12.76%	T/T	1/4/2027	92,775	(2,429)	90,346
LCH	BRL	7,686,882	Pay	1D CETIP	10.00%	T/T	1/2/2026	11,367	(18,883)	(7,516)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	BRL	4,796,573	Pay	1D CETIP	10.59%	T/T	1/2/2026	$17,578	$(2,753)	$14,825
LCH	BRL	4,990,785	Pay	1D CETIP	11.06%	T/T	1/2/2026	27,183	(2,904)	24,279
LCH	BRL	2,836,685	Pay	1D CETIP	9.69%	T/T	1/4/2027	(110)	(852)	(962)
LCH	BRL	2,679,778	Pay	1D CETIP	10.17%	T/T	1/4/2027	7,175	(4,669)	2,506
LCH	BRL	1,730,190	Receive	1D CETIP	10.30%	T/T	1/2/2029	(4,106)	3,726	(380)
LCH	BRL	2,047,654	Pay	1D CETIP	10.43%	T/T	1/2/2031	4,999	(5,037)	(38)
LCH	BRL	2,027,256	Pay	1D CETIP	10.49%	T/T	1/2/2031	6,731	(824)	5,907
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	6M/6M	6/5/2030	23,724	1,840	25,564
CME	CLP	163,946,219	Pay	1D CLICP	2.15%	6M/6M	8/24/2030	(24,338)	(5,481)	(29,819)
LCH	CLP	1,371,954,818	Pay	1D CLICP	4.68%	6M/6M	1/12/2027	9,449	(2,791)	6,658
LCH	CLP	463,419,109	Receive	1D CLICP	6.12%	6M/6M	10/24/2033	(52,152)	11,963	(40,189)
LCH	CNY	6,000,000	Pay	7D CNRR007	2.28%	3M/3M	8/16/2028	6,455	111	6,566
LCH	CNY	6,100,000	Pay	7D CNRR007	2.30%	3M/3M	8/29/2028	7,219	(1,636)	5,583
CME	COP	3,549,606,043	Receive	1D IBRCOL	8.37%	3M/3M	4/13/2024	6,199	1,503	7,702
CME	COP	692,526,304	Receive	1D IBRCOL	10.28%	3M/3M	6/2/2025	(2,669)	563	(2,106)
CME	COP	3,416,364,119	Receive	1D IBRCOL	10.27%	3M/3M	6/5/2025	(13,212)	2,738	(10,474)
CME	COP	547,071,621	Receive	1D IBRCOL	6.40%	3M/3M	1/6/2027	3,938	512	4,450
CME	COP	82,908,573	Receive	1D IBRCOL	6.45%	3M/3M	1/7/2027	567	77	644
CME	COP	2,364,126,444	Receive	1D IBRCOL	7.14%	3M/3M	1/31/2027	5,060	82	5,142
CME	COP	911,746,001	Receive	1D IBRCOL	9.02%	3M/3M	8/11/2032	(25,057)	1,688	(23,369)
LCH	CZK	2,519,795	Pay	6M PRIBOR	4.19%	1Y/6M	7/25/2028	2,751	2,302	5,053
LCH	CZK	360,146	Pay	6M PRIBOR	4.30%	1Y/6M	10/16/2028	477	(124)	353
LCH	CZK	10,033,098	Pay	6M PRIBOR	3.72%	1Y/6M	1/10/2029	3,208	(702)	2,506
LCH	CZK	12,444,024	Pay	6M PRIBOR	3.63%	1Y/6M	1/19/2029	1,989	(514)	1,475
LCH	INR	80,469,939	Receive	1D MIBOR	6.21%	6M/6M	12/19/2028	(929)	796	(133)
CME	MXN	15,558,987	Pay	28D TIIE	8.58%	28D/28D	2/3/2028	(8,116)	(1,541)	(9,657)
LCH	MXN	8,321,392	Pay	28D TIIE	8.91%	28D/28D	8/17/2028	2,925	(733)	2,192
LCH	MXN	8,870,529	Receive	28D TIIE	9.77%	28D/28D	10/8/2038	(47,333)	322	(47,011)
LCH	ZAR	19,387,385	Receive	3M JIBAR	8.11%	3M/3M	1/16/2029	(3,008)	134	(2,874)
Total								$80,365	$(39,910)	$40,455
Over-the-counter interest rate swaps
Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	MXN	9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	$(36,618)	$(1,712)	$(38,330)
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	(31,117)	(1,821)	(32,938)
GSI	MYR	5,055,987	Pay	3M KLIBOR	3.50%	3M/3M	12/20/2025	673	(336)	337
Total								$(67,062)	$(3,869)	$(70,931)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$43,590,412	$—	$43,590,412
Foreign Government Securities#	—	101,089,333	—	101,089,333
Short-Term Investments	—	5,145,156	—	5,145,156
Total Investments	$—	$149,824,901	$—	$149,824,901

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$376,234	$—	$—	$376,234
Liabilities	(200,197)	—	—	(200,197)
Forward FX Contracts@
Assets	—	698,983	—	698,983
Liabilities	—	(680,122)	—	(680,122)
Swaps
Assets	—	388,705	—	388,705
Liabilities	—	(342,057)	—	(342,057)
Total	$176,037	$65,509	$—	$241,546

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
January 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 0.2%
Commercial Mortgage-Backed 0.2%
$1,031,052	Med Trust, Series 2021-MDLN, Class F, (1 mo. USD Term SOFR + 4.11%), 9.45%, due 11/15/2038 (Cost $994,965)	$1,013,008 (a)(b)
Asset-Backed Securities 1.1%
1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 12.78%, due 10/15/2034	994,943 (a)(b)
1,000,000	Barings CLO Ltd., Series 2018-3A, Class E, (3 mo. USD Term SOFR + 6.01%), 11.33%, due 7/20/2029	975,814 (a)(b)
500,000	Flatiron CLO Ltd., Series 2017-1A, Class ER, (3 mo. USD Term SOFR + 6.16%), 11.54%, due 5/15/2030	501,561 (a)(b)
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 12.22%, due 10/15/2030	480,357 (a)(b)
1,400,000	Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, (3 mo. USD Term SOFR + 5.00%), 10.32%, due 4/15/2030	1,354,306 (a)(b)
800,000	Stratus CLO Ltd., Series 2021-3A, Class F, (3 mo. USD Term SOFR + 7.96%), 13.28%, due 12/29/2029	803,660 (a)(b)
Total Asset-Backed Securities (Cost $5,144,930)		5,110,641

Corporate Bonds 4.8%
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
375,000	5.50%, due 4/20/2026	370,879 (a)
360,000	5.50%, due 4/20/2026	356,044 (c)
726,923
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	371,432 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,268,575 (a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	659,797 (a)
2,299,804
Commercial Services 0.5%
240,000	APX Group, Inc., 6.75%, due 2/15/2027	239,993 (a)
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	661,500 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,077,747 (a)
510,000	3.38%, due 8/31/2027	469,787 (c)
2,449,027
Distribution - Wholesale 0.0%(d)
121,000	OPENLANE, Inc., 5.13%, due 6/1/2025	119,218 (a)
Engineering & Construction 0.1%
635,000	Artera Services LLC, 9.03%, due 12/4/2025	647,440 (a)
Entertainment 0.5%
915,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 7/1/2025	916,760 (a)
855,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	853,330 (a)
490,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	470,325 (a)
2,240,415
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Forest Products & Paper 0.1%
$545,000	Ahlstrom Holding 3 Oyj, 4.88%, due 2/4/2028	$488,661 (a)
Healthcare - Services 0.2%
1,000,000	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	980,000 (a)(e)(f)
Leisure Time 0.2%
700,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	689,637 (a)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	838,866 (a)
Media 0.1%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	292,056 (a)
289,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	185,500 (a)
477,556
Packaging & Containers 0.3%
450,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	434,365 (a)
780,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	761,475 (a)
1,195,840
Pharmaceuticals 0.0%(d)
245,000	Bausch Health Cos., Inc., 5.50%, due 11/1/2025	225,154 (a)
Pipelines 0.3%
650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	628,884
825,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	825,083 (a)(g)
1,453,967
Real Estate Investment Trusts 0.2%
770,000	XHR LP, 6.38%, due 8/15/2025	770,254 (a)
Software 0.1%
605,000	Rackspace Technology Global, Inc., 3.50%, due 2/15/2028	236,920 (a)
Telecommunications 1.3%
830,000	Altice France SA, 5.50%, due 1/15/2028	648,033 (a)
680,000	Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, due 10/1/2026	664,586 (a)
580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	474,872 (a)
Iliad Holding SASU
1,640,000	6.50%, due 10/15/2026	1,607,622 (a)
230,000	7.00%, due 10/15/2028	228,168 (a)
Level 3 Financing, Inc.
1,370,000	3.40%, due 3/1/2027	1,346,025 (c)
755,000	3.88%, due 11/15/2029	745,562 (c)
5,714,868
Total Corporate Bonds (Cost $22,295,909)		21,554,550

Loan Assignments(b) 92.0%
Aerospace & Defense 2.8%
2,061,585	Amentum Government Services Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.34%, due 2/15/2029	2,059,008
2,226,562	Brown Group Holding LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 8.33% – 8.38%, due 7/2/2029	2,217,656 (h)(i)(j)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Aerospace & Defense – cont'd
$1,254,204	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 9.36%, due 8/3/2029	$1,238,527
	Peraton Corp.
2,108,811	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 2/1/2028	2,103,834
1,099,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 13.22%, due 2/1/2029	1,095,283
1,603,800	Propulsion (BC) Finco SARL, Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.10%, due 9/14/2029	1,602,132
2,270,000	TransDigm, Inc., Term Loan J, (3 mo. USD Term SOFR + 3.25%), 8.60%, due 2/14/2031	2,271,861
		12,588,301
Air Transport 1.3%
1,941,378	Air Canada, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.14%, due 8/11/2028	1,941,067 (i)(j)
1,419,500	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.33%, due 4/20/2028	1,452,418
161,000	Mileage Plus Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.77%, due 6/21/2027	165,747
270,000	SkyMiles IP Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.07%, due 10/20/2027	275,921
1,943,158	United Airlines, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 4/21/2028	1,943,469
		5,778,622
Auto Parts & Equipment 0.5%
1,485,000	BBB Industries LLC, Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.68%, due 7/25/2029	1,389,797
855,000	Dealer Tire Financial LLC, Term Loan B3, (1 mo. USD Term SOFR + 3.75%), 9.08%, due 12/14/2027	853,931
		2,243,728
Automotive 1.6%
1,167,397	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 3/3/2028	1,138,329
	First Brands Group LLC
1,831,591	Term Loan, (6 mo. USD Term SOFR + 5.00%), 10.57%, due 3/30/2027	1,827,781
898,663	Second Lien Term Loan, (3 mo. USD Term SOFR + 8.50%), 14.07%, due 3/30/2028	871,703
	Safe Fleet Holdings LLC
488,848	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.75%), 12.18%, due 2/2/2026	478,054
891,507	Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 2/23/2029	891,507
1,820,000	Wand NewCo 3, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/30/2032	1,820,000 (i)(j)
		7,027,374
Building & Development 2.9%
2,021,811	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 4/12/2028	2,001,917
1,750,000	Cushman & Wakefield U.S. Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.33%, due 1/31/2030	1,736,875 (k)
1,541,138	GYP Holdings III Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.33%, due 5/12/2030	1,543,064
1,208,859	MI Windows & Doors LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 12/18/2027	1,206,599
	SRS Distribution, Inc.
1,484,700	Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 6/2/2028	1,474,960
660,897	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 6/2/2028	656,766
	Tecta America Corp.
512,681	Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.45%, due 4/10/2028	512,922
857,850	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.70%, due 4/10/2028	858,253
1,666,061	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.08%, due 10/19/2027	1,663,596
1,201,485	Wilsonart LLC, Term Loan E, (3 mo. USD Term SOFR + 3.25%), 8.70%, due 12/31/2026	1,198,817
		12,853,769
Building Materials 1.8%
	Chamberlain Group, Inc.
455,000	Term Loan B, (1 mo. USD Term SOFR), due 11/3/2028	452,156 (i)(j)(k)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
$1,848,285	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 11/3/2028	$1,825,958
1,690,534	Emrld Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.31%, due 5/31/2030	1,690,111
1,712,149	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.95%, due 4/29/2029	1,697,168
1,539,155	Solis IV BV, Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 8.88%, due 2/26/2029	1,511,389
857,500	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 10.34%, due 10/12/2028	855,356 (k)
		8,032,138
Business Equipment & Services 6.8%
2,542,478	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 5/12/2028	2,509,121
935,900	Anticimex International AB, Term Loan B1, (3 mo. USD Term SOFR + 3.15%), 8.50%, due 11/16/2028	928,881
	AppLovin Corp.
1,239,234	Term Loan B, (1 mo. USD Term SOFR + 3.10%), 8.43%, due 10/25/2028	1,236,916
970,125	Term Loan B, (1 mo. USD Term SOFR + 3.10%), 8.43%, due 8/16/2030	968,311
1,765,575	ASGN, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.58%, due 8/30/2030	1,770,430
1,054,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.31%, due 4/20/2029	1,053,670
656,798	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.59%, due 2/10/2028	640,654
	ConvergeOne Holdings, Inc.
2,554,689	Term Loan, (3 mo. USD Term LIBOR + 4.00%), 12.50%, due 1/4/2026	1,244,338
475,000	Second Lien Term Loan, (3 mo. USD Term LIBOR + 7.50%), 16.00%, due 1/4/2027	95,000
54,823	Cyxtera DC Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 10.50%, due 5/1/2024	54,823 (k)
	Deerfield Dakota Holding LLC
1,157,547	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.10%, due 4/9/2027	1,135,843 (i)(j)
475,000	Second Lien Term Loan, (3 mo. USD Term SOFR), due 4/7/2028	466,094 (i)(j)
	Element Materials Technology Group U.S. Holdings, Inc.
434,558	Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.70%, due 7/6/2029	431,190
941,542	Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.70%, due 7/6/2029	934,246
1,867,549	Endure Digital, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 9.42%, due 2/10/2028	1,811,186
	Garda World Security Corp.
797,354	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.72%, due 10/30/2026	797,482
1,355,000	Term Loan, (1 mo. USD Term SOFR), due 2/1/2029	1,353,943 (i)(j)
1,370,000	Iron Mountain, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.57%, due 1/31/2031	1,360,588
1,370,000	Legence Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 12/16/2027	1,361,684
	Loire Finco Luxembourg SARL
574,510	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 4/21/2027	560,865
573,976	Term Loan B2, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 4/21/2027	561,538
1,121,198	MX Holdings U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.20%, due 7/31/2028	1,119,796
1,350,000	Nuvei Technologies Corp., Term Loan, (3 mo. USD Term SOFR), due 12/19/2030	1,348,097 (i)(j)
665,000	Outfront Media Capital LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 7.08%, due 11/18/2026	659,600
1,903,994	Packaging Coordinators Midco, Inc., First Lien Term Loan, (2 mo. USD Term SOFR + 3.50%), 9.11%, due 11/30/2027	1,895,426 (i)(j)
1,726,325	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.08%, due 8/31/2028	1,725,099
1,395,000	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.35%, due 11/30/2030	1,363,613
1,127,175	Vertiv Group Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.97%, due 3/2/2027	1,127,806
		30,516,240
Business Services 0.2%
759,263	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 10.11%, due 11/6/2028	750,721
Cable & Satellite Television 1.5%
797,244	Altice Financing SA, First Lien Term Loan, (3 mo. USD LIBOR + 2.75%), 8.33%, due 1/31/2026	787,279 (k)
2,581,471	Altice France SA, Term Loan B13, (3 mo. USD LIBOR + 4.00%), 9.64%, due 8/14/2026	2,508,544
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Cable & Satellite Television – cont'd
	CSC Holdings LLC
$725,553	Term Loan B5, (1 mo. USD LIBOR + 2.50%), 7.95%, due 4/15/2027	$689,536
487,538	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 1/18/2028	475,754
1,758,638	McGraw-Hill Global Education Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.20%, due 7/28/2028	1,747,330
520,200	Radiate Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 9/25/2026	420,712
		6,629,155
Capital Markets 0.4%
810,000	AqGen Ascensus, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 12.09%, due 8/2/2029	780,637
1,032,032	AqGen Island Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 8/2/2028	1,026,872
		1,807,509
Chemicals 2.1%
930,000	INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.24%, due 7/8/2030	927,675
2,506,914	Nouryon Finance BV, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.47%, due 4/3/2028	2,501,173
2,280,465	Olympus Water U.S. Holding Corp., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.36%, due 11/9/2028	2,270,614
1,129,875	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.06%, due 2/26/2029	1,119,288
1,201,274	PMHC II, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.72%, due 4/23/2029	1,143,168 (i)(j)
1,105,000	Tronox Finance LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.85%, due 8/16/2028	1,101,961
525,000	Valcour Packaging LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 7.00%), 12.46%, due 10/4/2029	199,500
		9,263,379
Chemicals & Plastics 2.7%
875,340	Avient Corp., Term Loan B7, (3 mo. USD Term SOFR + 2.50%), 7.89%, due 8/29/2029	876,276
1,831,163	HB Fuller Co., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.58%, due 2/15/2030	1,829,441
	Illuminate Buyer LLC
1,155,628	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 6/30/2027	1,153,755
1,360,000	Term Loan B, (1 mo. USD Term SOFR), due 12/31/2029	1,346,400 (i)(j)
2,567,100	INEOS Quattro Holdings UK Ltd., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 3/14/2030	2,546,769
	Ineos U.S. Finance LLC
1,692,213	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 11/8/2027	1,673,598
686,550	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 2/18/2030	677,323
1,038,348	SCIH Salt Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 9.45%, due 3/16/2027	1,034,973 (h)
891,800	Sparta U.S. HoldCo LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.72%, due 8/2/2028	888,456
		12,026,991
Clothing - Textiles 0.3%
	S&S Holdings LLC
1,061,167	Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.42%, due 3/11/2028	1,037,556
225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 8.75%), 14.17%, due 3/9/2029	191,250 (k)
		1,228,806
Commercial Services 0.4%
330,000	Foundational Education Group, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 12.07%, due 8/31/2029	306,900 (k)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$1,479,470	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.42%, due 4/11/2029	$1,357,562 (i)(j)
		1,664,462
Commercial Services & Supplies 1.2%
1,000,000	Belfor Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.08%, due 11/1/2030	998,750 (k)
912,713	EnergySolutions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.31%, due 9/20/2030	911,572
3,435,000	GTCR W Merger Sub LLC, Term Loan B, (1 mo. USD Term SOFR), due 9/20/2030	3,431,427 (i)(j)
		5,341,749
Communication Services 0.2%
813,400	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.06%, due 8/31/2028	793,065 (k)
Conglomerate 0.0%(d)
99,887	Bright Bidco BV, Term Loan, (3 mo. USD Term SOFR + 1.00%), 6.32%, due 10/31/2027	28,656
Construction & Engineering 0.0%(d)
121,937	Brand Industrial Services, Inc., Term Loan B, (3 mo. USD Term SOFR), due 8/1/2030	121,497 (i)(j)
Containers & Glass Products 0.8%
783,342	Anchor Packaging, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 7/18/2026	779,229
1,017,275	Reynolds Consumer Products LLC, Term Loan, (1 mo. USD Term SOFR + 1.75%), 7.18%, due 2/4/2027	1,015,220
656,668	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.61%, due 2/4/2028	653,660
1,110,207	Trident TPI Holdings, Inc., Term Loan B3, (3 mo. USD Term SOFR + 4.00%), 9.61%, due 9/15/2028	1,105,700
		3,553,809
Diversified Capital Markets 0.4%
1,805,925	Belron Finance US LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 7.66%, due 4/18/2029	1,808,182 (k)
Diversified Financial Services 1.1%
1,579,425	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 6/22/2028	1,578,367 (i)(j)
1,117,145	Eisner Advisory Group LLC, Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.70%, due 7/28/2028	1,117,614
1,564,306	LSF11 Trinity Bidco, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.33%, due 6/14/2030	1,566,261 (k)
847,700	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 12/1/2028	848,548
		5,110,790
Diversified Insurance 0.5%
2,131,440	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.45%, due 10/1/2027	2,069,628
Drugs 0.3%
1,350,000	Catalent Pharma Solutions, Inc., Term Loan B4, (3 mo. USD Term SOFR + 3.00%), 8.33%, due 2/22/2028	1,346,625 (k)
Electric Utilities 0.4%
1,712,159	Generation Bridge Northeast LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.58%, due 8/22/2029	1,718,580
Electronic Components 0.3%
1,280,418	II-VI, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.20%, due 7/2/2029	1,272,416
Electronics - Electrical 9.7%
	Ahead DB Holdings LLC
994,500	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.20%, due 10/18/2027	986,156
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics - Electrical – cont'd
$1,045,000	Term Loan B, (1 mo. USD Term SOFR), due 1/24/2031	$1,039,775 (i)(j)(k)
1,797,198	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 10/8/2028	1,770,240 (k)
764,982	CommScope, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 4/6/2026	667,447
1,750,006	Epicor Software Corp., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 7/30/2027	1,750,006
	Flexera Software LLC
760,000	Term Loan B, (1 mo. USD Term SOFR), due 3/3/2028	755,964 (i)(j)
830,791	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 3/3/2028	826,379
1,807,709	Go Daddy Operating Co. LLC, Term Loan B5, (1 mo. USD Term SOFR + 2.50%), 7.33%, due 11/9/2029	1,806,317
2,192,388	Helios Software Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.07%, due 7/18/2030	2,180,066 (i)(j)
773,138	IGT Holding IV AB, Term Loan B2, (3 mo. USD Term SOFR + 3.40%), 8.97%, due 3/31/2028	771,205 (k)
1,300,000	Imagine Learning LLC, Term Loan, (1 mo. USD Term SOFR), due 12/21/2029	1,293,500 (i)(j)(k)
	Imprivata, Inc.
369,550	Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 12/1/2027	368,811
1,182,000	Term Loan, (1 mo. USD Term SOFR + 4.25%), 9.57%, due 12/1/2027	1,179,411
2,228,673	Ingram Micro, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.61%, due 6/30/2028	2,224,038
1,300,191	Ivanti Software, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.84%, due 12/1/2027	1,236,625
	Maverick Bidco, Inc.
1,597,839	Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.21%, due 5/18/2028	1,590,537 (i)(j)
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.07%, due 5/18/2029	231,525
2,990,061	McAfee LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 3/1/2029	2,957,918
1,394,377	MH Sub I LLC, Term Loan, (1 mo. USD Term SOFR + 4.25%), 9.58%, due 5/3/2028	1,364,091
1,207,460	Netsmart Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 10/1/2027	1,207,218
2,090,384	Polaris Newco LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.57%, due 6/2/2028	2,035,512
505,000	Proofpoint, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.70%, due 8/31/2029	504,495
596,852	Rackspace Technology Global, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.21%, due 2/15/2028	254,492
	Redstone Holdco 2 LP
1,033,490	Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.20%, due 4/27/2028	852,195
480,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 7.75%), 13.20%, due 4/27/2029	277,598
190,563	Riverbed Technology, Inc., Term Loan, (3 mo. USD Term SOFR + 2.50%), 7.85%, due 7/1/2028	129,345
1,907,941	S2P Acquisition Borrower, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.43%, due 8/14/2026	1,908,418
1,156,400	Storable, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 8.68% – 8.85%, due 4/17/2028	1,152,549 (h)
1,415,668	Uber Technologies, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.13%, due 3/3/2030	1,414,932
	Ultimate Software Group, Inc.
2,313,710	Term Loan, (3 mo. USD Term SOFR + 3.25%), 8.68%, due 5/4/2026	2,313,224
1,065,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 10.68%, due 5/3/2027	1,064,169
2,690,000	Term Loan B, due 1/30/2031	2,693,363 (k)
	Vision Solutions, Inc.
864,922	Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.59%, due 4/24/2028	850,331
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 12.84%, due 4/23/2029	759,332
1,331,575	ZoomInfo LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 7.58%, due 2/28/2030	1,330,750
		43,747,934
Entertainment 1.5%
989,130	888 Acquisitions Ltd., Term Loan B, (6 mo. USD Term SOFR + 5.25%), 10.82%, due 7/1/2028	962,810
2,270,000	Caesars Entertainment, Inc., Term Loan B1, (1 mo. USD Term SOFR), due 1/24/2031	2,264,325 (i)(j)
2,395,000	Delta 2 (LUX) SARL, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.60%, due 1/15/2030	2,391,407
980,075	Great Canadian Gaming Corp., Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.63%, due 11/1/2026	980,487
		6,599,029
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Financial Intermediaries 5.6%
$1,094,800	Apex Group Treasury LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.38%, due 7/27/2028	$1,090,695 (k)
708,221	Aretec Group, Inc., Term Loan, (1 mo. USD Term SOFR + 4.50%), 9.93%, due 8/9/2030	707,534
2,815,369	Blackstone Mortgage Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.70%, due 4/23/2026	2,780,177
1,590,000	Camelot U.S. Acquisition LLC, Term Loan B, (3 mo. USD Term SOFR), due 1/25/2031	1,588,012 (i)(j)(k)
1,589,235	Citadel Securities LP, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 7/29/2030	1,585,468 (i)(j)
2,019,388	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.67%, due 4/27/2028	2,023,810
	Edelman Financial Center LLC
360,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.75%), 12.20%, due 7/20/2026	360,000
1,396,372	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 4/7/2028	1,386,094
980,075	FinCo I LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.31%, due 6/27/2029	980,810
1,780,305	Focus Financial Partners LLC, Term Loan B7, (3 mo. USD Term SOFR + 2.75%), 8.07%, due 6/30/2028	1,771,404
1,382,500	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.06%, due 4/29/2029	1,188,950 (k)
1,428,700	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.60%, due 12/12/2029	1,428,929 (i)(j)
2,044,875	Harbourvest Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.84%, due 4/22/2030	2,044,875
1,476,313	OEG Borrower LLC, Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.48%, due 6/18/2029	1,476,313 (k)
1,142,022	Orion Advisor Solutions, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.32%, due 9/24/2027	1,120,289
2,218,238	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.08%, due 2/24/2028	2,217,971
1,616,800	Starwood Property Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.58%, due 11/18/2027	1,612,758 (i)(j)
		25,364,089
Food & Staples Retailing 0.5%
1,436,364	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.20%, due 8/1/2029	1,433,678
700,000	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 12.83%, due 12/13/2028	694,169
		2,127,847
Food Products 0.8%
875,464	Froneri International Ltd., Term Loan, (1 mo. USD Term SOFR + 2.25%), 7.68%, due 1/29/2027	873,643
1,576,800	Nomad Foods U.S. LLC, Term Loan B4, (6 mo. USD Term SOFR + 3.00%), 8.47%, due 11/13/2029	1,576,217 (i)(j)
1,393,851	WOOF Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.36%, due 12/21/2027	1,130,008
		3,579,868
Food Service 1.0%
2,940,000	1011778 B.C. Unlimited Liability Co., Term Loan B5, (1 mo. USD Term SOFR + 2.25%), 7.58%, due 9/20/2030	2,923,213
1,429,315	U.S. Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.95%, due 11/22/2028	1,433,160
		4,356,373
Health Care 6.6%
3,424,523	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.58%, due 2/15/2029	3,373,155
1,792,263	Auris Luxembourg III SARL, Term Loan B2, (3 mo. USD Term SOFR + 3.75%, 6 mo. USD Term SOFR + 3.75%), 9.60% – 9.62%, due 2/27/2026	1,781,061 (h)
	Aveanna Healthcare LLC
1,791,778	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.24%, due 7/17/2028	1,675,312
535,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.54%, due 12/10/2029	417,300
1,720,000	CHG Healthcare Services, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.08%, due 9/29/2028	1,715,270
797,711	Confluent Medical Technologies, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.10%, due 2/16/2029	795,716 (k)
1,820,000	Ensemble RCM LLC, Term Loan B, (1 mo. USD Term SOFR), due 8/3/2029	1,818,289 (i)(j)
1,680,000	Impala Bidco 0 Ltd., Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.91%, due 6/8/2028	1,694,700
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care – cont'd
$833,625	Insulet Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 5/4/2028	$834,042
1,355,000	IQVIA, Inc., Term Loan B4, (3 mo. USD Term SOFR + 2.00%), 7.35%, due 1/2/2031	1,356,355
22,448	MedAssets Software Intermediate Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.45%, due 12/18/2028	18,744
503,725	Medical Solutions Holdings, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 11/1/2028	452,410
3,157,832	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.45%, due 10/23/2028	3,150,916
	National Mentor Holdings, Inc.
1,630,132	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.18% – 9.20%, due 3/2/2028	1,481,187 (h)
49,273	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 9.20%, due 3/2/2028	44,771
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 12.70%, due 3/2/2029	303,605
1,775,000	Parexel International Corp., First Lien Term Loan, (1 mo. USD Term SOFR), due 11/15/2028	1,769,267 (i)(j)
424,125	Quantum Health, Inc., Term Loan, (3 mo. USD Term SOFR + 4.50%), 10.15%, due 12/22/2027	413,522 (k)
1,731,300	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 3/6/2027	1,728,062
215,000	Sound Inpatient Physicians, Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.32%, due 6/26/2026	10,965
1,430,529	Southern Veterinary Partners LLC, Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.45%, due 10/5/2027	1,426,509
1,126,749	Summit Behavioral Healthcare LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.40%, due 11/24/2028	1,123,932
621,550	Team Health Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%, 3 mo. USD Term SOFR + 5.25%), 10.56% – 10.58%, due 3/2/2027	515,265 (h)
	Team Services Group
1,323,819	Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.58%, due 12/20/2027	1,320,509
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 14.58%, due 12/18/2028	69,750 (e)(k)
	U.S. Anesthesia Partners, Inc.
128,246	Term Loan, (1 mo. USD Term SOFR + 4.25%), 9.72%, due 10/1/2028	120,985
345,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 7.50%), 12.97%, due 10/1/2029	294,975 (k)
		29,706,574
Health Care Equipment & Supplies 0.3%
1,600,988	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.33%, due 9/29/2028	1,568,968 (k)
Health Care Providers & Services 0.3%
1,420,300	AEA International Holdings (Lux) SARL, Term Loan B, (2 mo. USD Term SOFR + 3.50%), 8.82%, due 9/7/2028	1,420,300 (k)
Health Insurance 0.3%
1,366,200	AmWINS Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.20%, due 2/19/2028	1,360,339
Home Furnishings 0.2%
777,416	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 10/30/2027	701,338 (i)(j)
Household Durables 0.1%
703,202	Restoration Hardware, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.95%, due 10/20/2028	673,315
Independent Power & Renewable Electricity Producers 0.1%
	Parkway Generation LLC
406,179	Term Loan B, (3 mo. USD Term SOFR), due 2/18/2029	399,782 (i)(j)
53,821	Term Loan C, (3 mo. USD Term SOFR), due 2/18/2029	52,973 (i)(j)
		452,755
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Industrial Equipment 3.5%
$2,040,000	BCPE Empire Holdings, Inc., Term Loan, (1 mo. USD Term SOFR), due 12/11/2028	$2,037,879 (i)(j)
1,820,000	Brookfield WEC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 1/17/2031	1,809,189
883,938	Columbus McKinnon Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.39%, due 5/14/2028	882,833
	Crosby U.S. Acquisition Corp.
453,812	Term Loan B, (1 mo. USD Term SOFR + 4.75%), 10.19%, due 6/26/2026	453,435
1,134,143	Term Loan, (1 mo. USD Term SOFR + 5.00%), 10.34%, due 6/26/2026	1,133,077
1,380,412	Eagle Parent Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.60%, due 4/2/2029	1,372,530
	Engineered Machinery Holdings, Inc.
1,245,066	Term Loan, (3 mo. USD Term SOFR + 3.50%), 9.11%, due 5/19/2028	1,234,172
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 11.61%, due 5/21/2029	548,174 (k)
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 12.11%, due 5/21/2029	477,500 (k)
	Fluid-Flow Products, Inc.
1,108,077	Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 3/31/2028	1,106,349
550,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.75%), 12.20%, due 3/30/2029	517,919
1,204,977	Gates Global LLC, Term Loan B4, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 11/16/2029	1,204,977
1,375,654	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 10.09% – 10.36%, due 5/29/2028	1,325,539 (h)
710,758	Madison IAQ LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 6/21/2028	704,702
1,110,388	Star U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.68%, due 3/17/2027	1,109,833
		15,918,108
Insurance 0.2%
1,137,149	USI, Inc., Term Loan, (3 mo. USD Term SOFR + 3.25%), 8.60%, due 9/27/2030	1,134,545
Internet 0.5%
1,026,550	Gen Digital, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.43%, due 9/12/2029	1,022,844
1,288,688	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.58%, due 7/2/2029	1,249,228
		2,272,072
IT Consulting & Other Services 0.4%
1,843,806	World Wide Technology Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.69%, due 3/1/2030	1,841,501
Leisure Goods - Activities - Movies 1.3%
1,042,025	Carnival Corp., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 10/18/2028	1,041,046
1,792,599	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.83%, due 11/27/2028	1,792,097
1,590,000	Motion Finco SARL, Term Loan B, (1 mo. USD Term SOFR), due 11/12/2029	1,579,077 (i)(j)
1,359,080	Playtika Holding Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.20%, due 3/13/2028	1,354,119
		5,766,339
Life Sciences Tools & Services 0.5%
2,300,000	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.35%, due 9/27/2030	2,244,133
Lodging & Casinos 2.5%
	Alterra Mountain Co.
1,109,463	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 8/17/2028	1,108,076
661,675	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 5/31/2030	661,675
672,500	Aristocrat Technologies, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.70%, due 5/24/2029	671,828
905,000	Flutter Financing BV, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.70%, due 11/25/2030	900,475
1,658,250	Four Seasons Hotels Ltd., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.93%, due 11/30/2029	1,657,222
1,313,400	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.19%, due 5/28/2030	1,311,758
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Lodging & Casinos – cont'd
$1,440,351	GVC Holdings (Gibraltar) Ltd., Term Loan B2, (3 mo. USD Term SOFR + 3.50%), 8.95%, due 10/31/2029	$1,439,746
1,639,250	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.58%, due 4/4/2029	1,624,398
617,453	Stars Group Holdings BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.86%, due 7/22/2028	617,225
1,313,400	Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.68%, due 5/24/2030	1,312,809
		11,305,212
Machinery 0.2%
1,082,288	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 9/3/2030	1,081,389
Machinery Diversified 0.4%
1,722,167	Chart Industries, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 3/15/2030	1,722,598
Metals & Mining 0.3%
1,296,750	Arsenal AIC Parent LLC, Term Loan, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 8/18/2030	1,295,129
Nonferrous Metals - Minerals 0.9%
2,020,128	Covia Holdings Corp., Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.59%, due 7/31/2026	2,008,351
481,554	Ozark Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 12/16/2027	469,516 (k)
1,667,075	U.S. Silica Co., Term Loan B, (1 mo. USD Term SOFR + 4.75%), 10.18%, due 3/25/2030	1,669,758
		4,147,625
Oil & Gas 4.2%
1,894,498	AL GCX Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.94%, due 5/17/2029	1,890,955
1,139,199	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 4/13/2028	1,138,492
1,102,238	BANGL LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 2/1/2029	1,103,615
1,954,089	BCP Renaissance Parent LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.86%, due 10/31/2028	1,955,066
1,149,211	Brazos Delaware II LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.08%, due 2/11/2030	1,145,717
	Buckeye Partners LP
703,888	Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.68%, due 11/1/2026	702,712
885,000	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.83%, due 11/22/2030	884,142
2,704,798	CQP Holdco LP, Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.35%, due 12/31/2030	2,700,200 (i)(j)
1,234,071	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.08%, due 12/21/2028	1,218,805
1,356,630	GIP III Stetson I LP, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.68%, due 10/31/2028	1,361,297
1,842,002	Oryx Midstream Services Permian Basin LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.71%, due 10/5/2028	1,837,968
1,337,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.82%, due 2/16/2028	1,337,402
1,690,021	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.34%, due 6/22/2026	1,688,618
		18,964,989
Oil & Gas Storage & Transportation 0.3%
1,343,979	Whitewater Whistler Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.13%, due 2/15/2030	1,342,299
Oil, Gas & Consumable Fuels 0.6%
1,370,000	GIP Pilot Acquisition Partners LP, Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.33%, due 10/4/2030	1,369,424
1,360,000	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR), due 1/24/2031	1,357,457 (i)(j)
		2,726,881
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging 0.5%
$1,326,000	Reynolds Group Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 9/24/2028	$1,325,881
965,300	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 8/12/2028	963,794
		2,289,675
Packaging & Containers 0.4%
1,605,975	Berry Global, Inc., Term Loan AA, (1 mo. USD Term SOFR + 1.75%), 7.20%, due 7/1/2029	1,601,510
Pipelines 0.2%
1,030,000	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.32%, due 10/27/2028	1,029,485
Professional Services 1.6%
2,430,000	Dun & Bradstreet Corp., Term Loan B, (1 mo. USD Term SOFR), due 1/18/2029	2,427,570 (i)(j)
1,401,488	Genuine Financial Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.33%, due 9/27/2030	1,396,526
1,456,667	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 11/14/2030	1,456,215
1,093,497	Trans Union LLC, Term Loan B5, (1 mo. USD Term SOFR + 1.75%), 7.19%, due 11/16/2026	1,091,223
750,770	Vaco Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.43%, due 1/21/2029	744,823
		7,116,357
Property & Casualty Insurance 0.3%
1,368,500	Broadstreet Partners, Inc., Term Loan B2, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 1/27/2027	1,363,751
Publishing 0.5%
	Ascend Learning LLC
1,659,114	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 12/11/2028	1,624,091
725,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 11.18%, due 12/10/2029	668,363
		2,292,454
Radio & Television 0.2%
744,076	Sinclair Television Group, Inc., Term Loan B2B, (1 mo. USD Term SOFR + 2.50%), 7.95%, due 9/30/2026	724,730
Real Estate Investment Trusts 0.3%
1,404,388	RHP Hotel Properties LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.08%, due 5/18/2030	1,402,281
Real Estate Management & Development 0.4%
1,725,675	Greystar Real Estate Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.12%, due 8/21/2030	1,725,675 (k)
Retail 0.1%
540,000	LIDS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 5.50%), 11.03%, due 12/14/2026	530,550 (k)
Retailers (except food & drug) 3.0%
1,083,408	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 11/8/2027	1,080,699 (i)(j)
1,634,350	EG Group Ltd., Term Loan B, (3 mo. USD Term SOFR + 5.50%), 11.24%, due 2/7/2028	1,597,577 (i)(j)
2,715,838	Great Outdoors Group LLC, Term Loan B1, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 3/6/2028	2,706,088
1,963,515	Les Schwab Tire Centers, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.71%, due 11/2/2027	1,958,606
2,220,000	Peer Holding III BV, Term Loan B4, (3 mo. USD Term SOFR + 3.25%), 8.60%, due 10/28/2030	2,222,087
989,993	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.86%, due 3/3/2028	928,119
1,826,029	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 2/11/2028	1,815,384
1,272,869	Sally Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.58%, due 2/28/2030	1,276,051
		13,584,611
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software 1.0%
$2,386,963	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.35%, due 7/6/2029	$2,389,755
995,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 5.99%), 11.43%, due 10/8/2029	960,593
1,185,800	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.11%, due 9/29/2028	1,183,132
		4,533,480
Specialty Retail 0.0%(d)
159,737	Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 11/24/2028	158,739
Steel 0.2%
891,017	ChampionX Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 8.19%, due 6/7/2029	892,353
Surface Transport 1.4%
1,203,208	Avis Budget Car Rental LLC, Term Loan C, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 3/16/2029	1,203,208
	Hertz Corp.
808,246	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 6/30/2028	798,652 (i)(j)
156,229	Term Loan C, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 6/30/2028	154,375 (i)(j)
1,396,500	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 10/5/2030	1,392,143
1,820,000	Kenan Advantage Group, Inc., Term Loan B3, (3 mo. USD Term SOFR), due 1/25/2029	1,817,725 (i)(j)(k)
796,777	PAI Holdco, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.32%, due 10/28/2027	755,345
		6,121,448
Telecommunications 3.0%
1,265,631	CenturyLink, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.70%, due 3/15/2027	889,106
2,193,627	Ciena Corp., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 10/24/2030	2,198,651
1,441,292	Consolidated Communications, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 10/2/2027	1,357,222
2,296,404	Frontier Communications Corp., First Lien Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 10/8/2027	2,264,347 (i)(j)
	GTT Communications, Inc.
293,515	Term Loan, (1 mo. USD Term SOFR + 7.10%), 6.43%, due 12/30/2027	261,962
238,138	Term Loan, (3 mo. USD Term SOFR + 9.10%), 14.49%, due 6/30/2028	166,697
1,375,000	Iridium Satellite LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.83%, due 9/20/2030	1,371,067
1,390,000	Level 3 Financing, Inc., Term Loan B, (1 mo. USD Term SOFR + 1.75%), 7.20%, due 3/1/2027	1,330,925
77,573	Lumen Technologies, Inc., Term Loan A, due 6/1/2028	77,573 (e)(i)(j)
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 8.40%, due 12/7/2026	199,732
	ViaSat, Inc.
971,071	Term Loan, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 3/2/2029	953,621
493,763	Term Loan, (1 mo. USD Term SOFR + 4.50%), 9.96%, due 5/30/2030	484,593
909,075	Voyage Australia Pty. Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.08%, due 7/20/2028	907,939
	Zayo Group Holdings, Inc.
615,875	Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.45%, due 3/9/2027	520,365
795,825	Term Loan B, (1 mo. USD Term SOFR + 4.33%), 9.66%, due 3/9/2027	672,138
		13,655,938
Trading Companies & Distributors 0.6%
1,132,163	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 9/29/2028	1,130,748
1,810,000	Foundation Building Materials Holding Company LLC, Term Loan B2, (1 mo. USD Term SOFR), due 1/29/2031	1,799,538 (i)(j)
		2,930,286
Transportation 1.1%
884,250	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.43%, due 12/15/2028	882,039 (k)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Transportation – cont'd
	LaserShip, Inc.
$869,975	Term Loan, (3 mo. USD Term SOFR + 4.50%), 10.40%, due 5/7/2028	$791,060
918,028	Second Lien Term Loan, (2 mo. USD Term SOFR + 7.50%), 13.40%, due 5/7/2029	749,726
1,376,100	Latam Airlines Group SA, Term Loan B, (3 mo. USD Term SOFR + 9.50%), 14.98%, due 10/12/2027	1,405,342
	Worldwide Express Operations LLC
936,983	First Lien Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.61%, due 7/26/2028	919,518 (i)(j)
320,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.61%, due 7/26/2029	276,800
		5,024,485
Utilities 3.9%
1,490,687	APX Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 2.25%), 8.70% – 10.75%, due 7/10/2028	1,488,362 (h)
1,467,375	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.95%, due 3/6/2025	1,461,872
1,580,000	Calpine Corp., Term Loan B9, (1 mo. USD Term SOFR), due 4/5/2031	1,564,990 (i)(j)
398,460	Carroll County Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.95%, due 2/13/2026	391,387
1,128,388	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 10/2/2025	1,120,399
233,303	Edgewater Generation LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.20%, due 12/13/2025	230,062
1,815,131	Granite Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 11/9/2026	1,807,072
775,392	Kestrel Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.70%, due 6/2/2025	768,483
	Lightstone Holdco LLC
2,054,037	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.06%, due 1/29/2027	1,953,533
116,175	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.06%, due 1/29/2027	110,490
606,578	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.86%, due 11/16/2026	500,930 (k)
835,763	Osmose Utilities Services, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 6/23/2028	830,088
	Talen Energy Supply LLC
725,143	Term Loan C, (3 mo. USD Term SOFR + 4.50%), 9.87%, due 5/17/2030	725,846
890,383	Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.87%, due 5/17/2030	891,247
	USIC Holdings, Inc.
1,221,875	Term Loan, (3 mo. USD Term SOFR + 3.50%), 9.11%, due 5/12/2028	1,210,524
798,705	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 12.11%, due 5/14/2029	738,802 (i)(j)
1,830,000	Vistra Operations Company LLC, First Lien Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 7.33%, due 12/20/2030	1,813,695
		17,607,782
Total Loan Assignments (Cost $417,078,826)		413,583,331
Number of Shares

Common Stocks 0.5%
Business Equipment & Services 0.2%
73,328	Brock Holdings III, Inc.	884,336 *#(e)(k)
Commercial Services 0.1%
45,996	AmSurg LLC	459,960 *(e)(k)
Electrical Equipment 0.0%(d)
2,750	Lumileds Exit Private Equity	998 *
IT Services 0.0%(d)
4,020	Riverbed Technology, Inc.	40 *(e)(k)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Materials 0.2%
$39,703	Covia Holdings LLC	$555,842 *
Real Estate Management & Development 0.0%(d)
5,457	GTT Communications, Inc.	70,941 *
Total Common Stocks (Cost $1,989,209)		1,972,117

Short-Term Investments 8.0%
Investment Companies 8.0%
36,030,110	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(l) (Cost $36,030,110)	36,030,110
Total Investments 106.6% (Cost $483,533,949)		479,263,757
Liabilities Less Other Assets (6.6)%		(29,628,628)(m)
Net Assets 100.0%		$449,635,129

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $24,131,897, which represents 5.4% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $2,917,418, which represents 0.6% of net assets of the
Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $2,471,659, which represents
0.5% of net assets of the Fund.

(f)	Payment-in-kind (PIK) security.
(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(h)	The stated interest rates represent the range of rates at January 31, 2024 of the underlying contracts within the Loan Assignment.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	All or a portion of this security had not settled as of January 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	Value determined using significant unobservable inputs.
(l)	Represents 7-day effective yield as of January 31, 2024.
(m)	As of January 31, 2024, the value of unfunded loan commitments was $153,286 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $884,336, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets as of 1/31/2024
Brock Holdings III, Inc.	10/31/2017	$1,024,436	$884,336	0.2%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$384,539,705	85.5%
Canada	13,188,282	2.9%
United Kingdom	10,526,375	2.3%
Luxembourg	7,241,963	1.6%
Netherlands	5,643,893	1.3%
France	4,992,367	1.1%
Cayman Islands	4,609,080	1.0%
Ireland	3,096,067	0.7%
Denmark	1,781,061	0.4%
Sweden	1,700,086	0.4%
Spain	1,602,132	0.4%
Australia	1,579,767	0.4%
Chile	1,405,342	0.3%
Germany	838,866	0.2%
Finland	488,661	0.1%
Short-Term Investments and Other Liabilities—Net	6,401,482	1.4%
	$449,635,129	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$1,013,008	$—	$1,013,008
Asset-Backed Securities	—	5,110,641	—	5,110,641
Corporate Bonds#	—	21,554,550	—	21,554,550
Loan Assignments
Building & Development	—	11,116,894	1,736,875	12,853,769
Building Materials	—	6,724,626	1,307,512	8,032,138
Business Equipment & Services	—	30,461,417	54,823	30,516,240
Cable & Satellite Television	—	5,841,876	787,279	6,629,155
Clothing - Textiles	—	1,037,556	191,250	1,228,806
Commercial Services	—	1,357,562	306,900	1,664,462
Commercial Services & Supplies	—	4,342,999	998,750	5,341,749
Communication Services	—	—	793,065	793,065
Diversified Capital Markets	—	—	1,808,182	1,808,182
Diversified Financial Services	—	3,544,529	1,566,261	5,110,790
Drugs	—	—	1,346,625	1,346,625
Electronics - Electrical	—	36,179,851	7,568,083	43,747,934
Financial Intermediaries	—	20,020,119	5,343,970	25,364,089
Health Care	—	28,132,611	1,573,963	29,706,574
Health Care Equipment & Supplies	—	—	1,568,968	1,568,968
Health Care Providers & Services	—	—	1,420,300	1,420,300
Industrial Equipment	—	14,892,434	1,025,674	15,918,108
Nonferrous Metals - Minerals	—	3,678,109	469,516	4,147,625
Real Estate Management & Development	—	—	1,725,675	1,725,675
Retail	—	—	530,550	530,550
Surface Transport	—	4,303,723	1,817,725	6,121,448
Transportation	—	4,142,446	882,039	5,024,485
Utilities	—	17,106,852	500,930	17,607,782
Other Loan Assignments#	—	185,374,812	—	185,374,812
Total Loan Assignments	—	378,258,416	35,324,915	413,583,331
Common Stocks
Business Equipment & Services	—	—	884,336	884,336
Commercial Services	—	—	459,960	459,960
Electrical Equipment	—	998	—	998
IT Services	—	—	40	40
Materials	—	555,842	—	555,842
Real Estate Management & Development	—	70,941	—	70,941
Total Common Stocks	—	627,781	1,344,336	1,972,117
Short-Term Investments	—	36,030,110	—	36,030,110
Total Investments	$—	$442,594,506	$36,669,251	$479,263,757

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Loan Assignments(1)	$22,299	$35	$(439)	$910	$15,176	$(7,338)	$11,379	$(6,697)	$35,325	$924
Convertible Bonds	595	—	—	—	27	(622)	—	—	—	—
Common Stocks(1)(2)	196	—	—	155	993	—	—	—	1,344	155
Total	$23,090	$35	$(439)	$1,065	$16,196	$(7,960)	$11,379	$(6,697)	$36,669	$1,079
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$884,336	Market Approach	Transaction Price	$12.06	$12.06	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
January 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 0.1%
Commercial Mortgage-Backed 0.1%
$995,224	Med Trust, Series 2021-MDLN,Class F, (1 mo. USD Term SOFR + 4.11%), 9.45%, due 11/15/2038 (Cost $965,367)	$977,807 (a)(b)
Asset-Backed Securities 1.0%
1,000,000	Barings CLO Ltd., Series 2020-2A, Class ER, (3 mo. USD Term SOFR + 6.41%), 11.73%, due 10/15/2033	997,086 (a)(b)
2,000,000	KKR CLO Ltd., Series 23, Class D, (3 mo. USD Term SOFR + 3.36%), 8.68%, due 10/20/2031	1,979,999 (a)(b)
1,000,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 6.59%, due 4/20/2037	990,000 (a)(b)(c)
2,000,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class D, (3 mo. USD Term SOFR + 3.21%), 8.53%, due 10/20/2030	1,982,987 (a)(b)
875,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 12.38%, due 10/15/2034	869,257 (a)(b)
500,000	Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. USD Term SOFR + 6.86%), 12.18%, due 7/20/2032	493,344 (a)(b)
Total Asset-Backed Securities (Cost $6,989,207)		7,312,673

Corporate Bonds 92.7%
Advertising 0.4%
Clear Channel Outdoor Holdings, Inc.
1,115,000	5.13%, due 8/15/2027	1,050,098 (a)
415,000	7.75%, due 4/15/2028	359,783 (a)
1,000,000	9.00%, due 9/15/2028	1,039,568 (a)
465,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	448,176 (a)
2,897,625
Aerospace & Defense 1.6%
Bombardier, Inc.
1,036,000	7.88%, due 4/15/2027	1,034,674 (a)
640,000	6.00%, due 2/15/2028	623,523 (a)
595,000	8.75%, due 11/15/2030	624,428 (a)
TransDigm, Inc.
1,400,000	6.25%, due 3/15/2026	1,390,478 (a)
1,160,000	5.50%, due 11/15/2027	1,128,574
3,705,000	6.75%, due 8/15/2028	3,765,625 (a)
2,900,000	6.88%, due 12/15/2030	2,967,889 (a)
11,535,191
Agriculture 0.1%
440,000	Darling Ingredients, Inc., 6.00%, due 6/15/2030	437,286 (a)
Airlines 2.1%
1,150,000	Air Canada, 3.88%, due 8/15/2026	1,093,740 (a)
605,000	American Airlines, Inc., 7.25%, due 2/15/2028	613,204 (a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
2,293,500	5.50%, due 4/20/2026	2,268,297 (a)
1,880,000	5.75%, due 4/20/2029	1,846,216 (a)
Latam Airlines Group SA
890,000	13.38%, due 10/15/2027	996,791 (a)
1,055,000	13.38%, due 10/15/2029	1,213,800 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines – cont'd
	United Airlines, Inc.
$3,145,000	4.38%, due 4/15/2026	$3,033,795 (a)
1,750,000	4.63%, due 4/15/2029	1,618,807 (a)
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
650,000	9.50%, due 6/1/2028	550,790 (a)
2,635,000	6.38%, due 2/1/2030	1,907,213 (a)
		15,142,653
Apparel 0.2%
865,000	William Carter Co., 5.63%, due 3/15/2027	848,949 (a)
320,000	Wolverine World Wide, Inc., 4.00%, due 8/15/2029	257,856 (a)
		1,106,805
Auto Manufacturers 0.7%
	Ford Motor Co.
635,000	9.63%, due 4/22/2030	744,686
765,000	6.10%, due 8/19/2032	766,582
10,000	5.29%, due 12/8/2046	8,852
	Ford Motor Credit Co. LLC
545,000	6.80%, due 5/12/2028	566,315
440,000	3.63%, due 6/17/2031	378,626
	Jaguar Land Rover Automotive PLC
895,000	5.88%, due 1/15/2028	879,614 (a)
1,510,000	5.50%, due 7/15/2029	1,447,363 (a)
		4,792,038
Auto Parts & Equipment 1.9%
2,145,000	Adient Global Holdings Ltd., 8.25%, due 4/15/2031	2,265,324 (a)
	Dana, Inc.
1,095,000	5.38%, due 11/15/2027	1,068,610
245,000	5.63%, due 6/15/2028	237,121
80,000	4.25%, due 9/1/2030	69,950
2,605,000	4.50%, due 2/15/2032	2,239,675
785,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	712,559 (a)
	Goodyear Tire & Rubber Co.
1,415,000	5.00%, due 5/31/2026	1,387,509
1,295,000	5.25%, due 7/15/2031	1,178,748
	IHO Verwaltungs GmbH
411,000	4.75% Cash/5.50% PIK, due 9/15/2026	401,802 (a)(d)
1,205,000	6.38% Cash/7.13% PIK, due 5/15/2029	1,197,887 (a)(d)
	ZF North America Capital, Inc.
890,000	4.75%, due 4/29/2025	876,546 (a)
1,150,000	6.88%, due 4/14/2028	1,184,613 (a)
680,000	7.13%, due 4/14/2030	717,382 (a)
		13,537,726
Banks 0.6%
1,145,000	Bank of New York Mellon Corp., 3.70%, due 3/20/2026	1,079,131 (e)(f)
2,560,000	JPMorgan Chase & Co., 4.60%, due 2/1/2025	2,494,028 (e)(f)
1,210,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	1,041,577 (e)(f)
		4,614,736
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials 3.0%
Builders FirstSource, Inc.
$685,000	5.00%, due 3/1/2030	$657,541 (a)
1,395,000	6.38%, due 6/15/2032	1,422,745 (a)
3,470,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	3,557,327 (a)
895,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	795,521 (a)
2,270,000	Emerald Debt Merger Sub LLC, 6.63%, due 12/15/2030	2,292,859 (a)
2,210,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	2,095,558 (a)
1,860,000	Knife River Corp., 7.75%, due 5/1/2031	1,953,742 (a)
Masonite International Corp.
990,000	5.38%, due 2/1/2028	965,319 (a)
520,000	3.50%, due 2/15/2030	447,351 (a)
1,755,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,597,050 (a)
1,105,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	1,069,819 (a)
2,475,000	Standard Industries, Inc., 4.38%, due 7/15/2030	2,249,162 (a)
Summit Materials LLC/Summit Materials Finance Corp.
1,040,000	5.25%, due 1/15/2029	1,007,188 (a)
1,170,000	7.25%, due 1/15/2031	1,215,544 (a)
21,326,726
Chemicals 3.7%
1,647,000	Ashland, Inc., 3.38%, due 9/1/2031	1,389,897 (a)
2,410,000	Avient Corp., 7.13%, due 8/1/2030	2,472,004 (a)
2,045,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	2,130,072 (a)
845,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	825,908 (a)
INEOS Finance PLC
2,300,000	6.75%, due 5/15/2028	2,249,229 (a)
525,000	7.50%, due 4/15/2029	521,456 (c)
1,225,000	INEOS Quattro Finance 2 PLC, 9.63%, due 3/15/2029	1,286,397 (a)
NOVA Chemicals Corp.
1,500,000	5.25%, due 6/1/2027	1,394,931 (a)
535,000	8.50%, due 11/15/2028	559,867 (a)
Olympus Water U.S. Holding Corp.
810,000	7.13%, due 10/1/2027	812,912 (a)
1,230,000	4.25%, due 10/1/2028	1,122,621 (a)
1,360,000	9.75%, due 11/15/2028	1,438,845 (a)
1,750,000	6.25%, due 10/1/2029	1,601,865 (a)
2,400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	2,333,012 (a)
SNF Group SACA
415,000	3.13%, due 3/15/2027	383,219 (a)
240,000	3.38%, due 3/15/2030	206,128 (a)
1,590,000	Tronox, Inc., 4.63%, due 3/15/2029	1,403,821 (a)
2,205,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	1,830,150 (a)
WR Grace Holdings LLC
2,200,000	5.63%, due 8/15/2029	1,939,806 (a)
585,000	7.38%, due 3/1/2031	596,010 (a)
26,498,150
Commercial Services 4.6%
ADT Security Corp.
920,000	4.13%, due 8/1/2029	848,981 (a)
700,000	4.88%, due 7/15/2032	641,375 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
Allied Universal Holdco LLC/Allied Universal Finance Corp.
$1,190,000	6.63%, due 7/15/2026	$1,172,583 (a)
2,840,000	6.00%, due 6/1/2029	2,358,024 (a)
1,360,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, due 6/1/2028	1,224,082 (a)
965,000	APi Group DE, Inc., 4.13%, due 7/15/2029	883,033 (a)
APX Group, Inc.
205,000	6.75%, due 2/15/2027	204,994 (a)
3,355,000	5.75%, due 7/15/2029	3,186,224 (a)
1,230,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, due 2/15/2031	1,227,417 (a)
Garda World Security Corp.
505,000	7.75%, due 2/15/2028	513,910 (a)
1,225,000	6.00%, due 6/1/2029	1,075,736 (a)
3,215,000	GTCR W-2 Merger Sub LLC, 7.50%, due 1/15/2031	3,339,806 (a)
845,000	Herc Holdings, Inc., 5.50%, due 7/15/2027	829,731 (a)
2,655,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	2,536,083 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
2,310,000	5.75%, due 4/15/2026	2,308,917 (a)
2,935,000	6.25%, due 1/15/2028	2,908,554 (a)
United Rentals North America, Inc.
295,000	5.25%, due 1/15/2030	289,851
180,000	4.00%, due 7/15/2030	164,595
875,000	3.75%, due 1/15/2032	768,434
2,550,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,633,640 (a)(c)
Williams Scotsman, Inc.
75,000	4.63%, due 8/15/2028	70,993 (a)
1,590,000	7.38%, due 10/1/2031	1,665,450 (a)
1,730,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	1,540,950 (a)
32,393,363
Computers 1.0%
1,700,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,493,875 (a)
2,409,000	ASGN, Inc., 4.63%, due 5/15/2028	2,278,360 (a)
1,820,000	McAfee Corp., 7.38%, due 2/15/2030	1,649,306 (a)
1,850,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	1,834,518 (a)
7,256,059
Cosmetics - Personal Care 0.6%
2,175,000	Coty, Inc., 5.00%, due 4/15/2026	2,136,894 (a)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
370,000	4.75%, due 1/15/2029	352,684 (a)
2,035,000	6.63%, due 7/15/2030	2,072,790 (a)
4,562,368
Distribution - Wholesale 2.2%
2,575,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	2,459,846 (a)
2,290,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	2,268,611 (a)
540,000	H&E Equipment Services, Inc., 3.88%, due 12/15/2028	490,316 (a)
2,355,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	2,040,649 (a)
Ritchie Bros Holdings, Inc.
895,000	6.75%, due 3/15/2028	912,963 (a)
2,070,000	7.75%, due 3/15/2031	2,181,407 (a)
2,265,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	2,338,930 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Distribution - Wholesale – cont'd
$2,690,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	$2,769,367 (a)
15,462,089
Diversified Financial Services 0.8%
455,000	Ally Financial, Inc., 5.75%, due 11/20/2025	456,233
1,870,000	Avolon Holdings Funding Ltd., 6.38%, due 5/4/2028	1,912,295 (a)
OneMain Finance Corp.
715,000	6.88%, due 3/15/2025	717,681
600,000	7.13%, due 3/15/2026	608,180
375,000	3.50%, due 1/15/2027	343,098
820,000	3.88%, due 9/15/2028	719,628
95,000	9.00%, due 1/15/2029	100,060
670,000	5.38%, due 11/15/2029	619,922
5,477,097
Electric 2.7%
Calpine Corp.
650,000	5.25%, due 6/1/2026	639,321 (a)
95,000	5.13%, due 3/15/2028	90,651 (a)
1,050,000	4.63%, due 2/1/2029	970,760 (a)
1,674,000	5.00%, due 2/1/2031	1,518,678 (a)
365,000	Clearway Energy Operating LLC, 3.75%, due 1/15/2032	310,012 (a)
2,265,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	2,045,973 (a)
NRG Energy, Inc.
2,810,000	10.25%, due 3/15/2028	2,961,512 (a)(e)(f)
2,155,000	5.25%, due 6/15/2029	2,066,343 (a)
595,000	3.63%, due 2/15/2031	510,357 (a)
88,000	3.88%, due 2/15/2032	75,465 (a)
2,010,000	TransAlta Corp., 7.75%, due 11/15/2029	2,113,153
2,325,000	Vistra Corp., 7.00%, due 12/15/2026	2,255,250 (a)(e)(f)
Vistra Operations Co. LLC
1,565,000	4.38%, due 5/1/2029	1,436,996 (a)
2,205,000	7.75%, due 10/15/2031	2,290,543 (a)
19,285,014
Electrical Components & Equipment 0.5%
1,895,000	Energizer Holdings, Inc., 6.50%, due 12/31/2027	1,886,378 (a)
1,520,000	EnerSys, 6.63%, due 1/15/2032	1,537,665 (a)
3,424,043
Electronics 1.0%
3,745,000	Imola Merger Corp., 4.75%, due 5/15/2029	3,487,154 (a)
Sensata Technologies BV
1,890,000	4.00%, due 4/15/2029	1,730,412 (a)
450,000	5.88%, due 9/1/2030	444,723 (a)
1,395,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	1,257,439 (a)
6,919,728
Energy - Alternate Sources 0.0%(g)
190,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	157,700 (a)
Engineering & Construction 0.9%
1,165,000	Artera Services LLC, 9.03%, due 12/4/2025	1,187,823 (a)
1,035,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	1,093,219 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Engineering & Construction – cont'd
$1,688,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	$1,524,860 (a)
3,053,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	2,912,012 (a)
6,717,914
Entertainment 5.6%
1,805,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,852,833 (a)
1,760,000	Banijay Entertainment SASU, 8.13%, due 5/1/2029	1,819,835 (a)
Caesars Entertainment, Inc.
1,605,000	8.13%, due 7/1/2027	1,647,125 (a)
785,000	6.50%, due 2/15/2032	793,683 (a)(c)
525,000	Cedar Fair LP, 5.25%, due 7/15/2029	501,861
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
300,000	5.50%, due 5/1/2025	299,414 (a)
1,215,000	6.50%, due 10/1/2028	1,208,960
Churchill Downs, Inc.
445,000	5.50%, due 4/1/2027	439,617 (a)
855,000	4.75%, due 1/15/2028	814,333 (a)
3,020,000	6.75%, due 5/1/2031	3,054,353 (a)
2,060,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	1,893,161 (a)
International Game Technology PLC
1,075,000	4.13%, due 4/15/2026	1,041,148 (a)
210,000	6.25%, due 1/15/2027	211,241 (a)
Light & Wonder International, Inc.
745,000	7.00%, due 5/15/2028	744,121 (a)
1,505,000	7.25%, due 11/15/2029	1,545,469 (a)
1,400,000	7.50%, due 9/1/2031	1,456,773 (a)
Live Nation Entertainment, Inc.
915,000	6.50%, due 5/15/2027	924,396 (a)
335,000	3.75%, due 1/15/2028	309,456 (a)
715,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	715,971 (a)(c)
460,000	Merlin Entertainments Ltd., 5.75%, due 6/15/2026	454,250 (a)
3,130,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,887,586 (a)
1,675,000	Motion Bondco DAC, 6.63%, due 11/15/2027	1,600,799 (a)
Penn Entertainment, Inc.
1,170,000	5.63%, due 1/15/2027	1,129,401 (a)
1,485,000	4.13%, due 7/1/2029	1,269,652 (a)
2,330,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	2,236,442 (a)
2,700,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	2,538,000 (a)
2,335,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	2,174,632 (a)
Six Flags Entertainment Corp.
495,000	5.50%, due 4/15/2027	492,480 (a)
2,605,000	7.25%, due 5/15/2031	2,657,100 (a)
WMG Acquisition Corp.
505,000	3.75%, due 12/1/2029	455,030 (a)
485,000	3.88%, due 7/15/2030	432,256 (a)
39,601,378
Environmental Control 0.6%
GFL Environmental, Inc.
135,000	3.75%, due 8/1/2025	131,302 (a)
870,000	6.75%, due 1/15/2031	889,817 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Environmental Control – cont'd
Madison IAQ LLC
$245,000	4.13%, due 6/30/2028	$225,130 (a)
3,280,000	5.88%, due 6/30/2029	2,914,575 (a)
4,160,824
Food 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
130,000	3.25%, due 3/15/2026	123,486 (a)
2,820,000	6.50%, due 2/15/2028	2,850,612 (a)
1,355,000	4.88%, due 2/15/2030	1,295,022 (a)
Performance Food Group, Inc.
70,000	6.88%, due 5/1/2025	70,178 (a)
1,950,000	5.50%, due 10/15/2027	1,901,833 (a)
485,000	4.25%, due 8/1/2029	444,422 (a)
Pilgrim's Pride Corp.
3,015,000	4.25%, due 4/15/2031	2,715,065
1,320,000	3.50%, due 3/1/2032	1,113,829
920,000	6.25%, due 7/1/2033	939,164
1,510,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	1,346,920
U.S. Foods, Inc.
1,225,000	6.88%, due 9/15/2028	1,257,573 (a)
1,220,000	4.75%, due 2/15/2029	1,157,496 (a)
945,000	4.63%, due 6/1/2030	880,818 (a)
1,360,000	7.25%, due 1/15/2032	1,424,600 (a)
17,521,018
Forest Products & Paper 0.2%
1,740,000	Ahlstrom Holding 3 Oyj, 4.88%, due 2/4/2028	1,560,129 (a)
Hand - Machine Tools 0.3%
Regal Rexnord Corp.
1,175,000	6.30%, due 2/15/2030	1,207,771 (a)
760,000	6.40%, due 4/15/2033	789,813 (a)
1,997,584
Healthcare - Products 0.8%
1,120,000	Bausch & Lomb Escrow Corp., 8.38%, due 10/1/2028	1,162,078 (a)
Medline Borrower LP
1,745,000	3.88%, due 4/1/2029	1,579,929 (a)
3,020,000	5.25%, due 10/1/2029	2,815,876 (a)
5,557,883
Healthcare - Services 4.3%
Catalent Pharma Solutions, Inc.
1,210,000	3.13%, due 2/15/2029	1,063,899 (a)
470,000	3.50%, due 4/1/2030	413,041 (a)
CHS/Community Health Systems, Inc.
1,110,000	5.63%, due 3/15/2027	1,025,400 (a)
75,000	8.00%, due 12/15/2027	73,858 (a)
125,000	6.00%, due 1/15/2029	112,941 (a)
1,855,000	5.25%, due 5/15/2030	1,535,798 (a)
930,000	10.88%, due 1/15/2032	972,862 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services – cont'd
DaVita, Inc.
$625,000	4.63%, due 6/1/2030	$552,983 (a)
945,000	3.75%, due 2/15/2031	779,047 (a)
Encompass Health Corp.
455,000	4.50%, due 2/1/2028	434,615
805,000	4.63%, due 4/1/2031	739,576
535,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	543,731 (a)
1,005,000	HealthEquity, Inc., 4.50%, due 10/1/2029	938,318 (a)
910,000	IQVIA, Inc., 5.00%, due 5/15/2027	889,375 (a)
1,680,000	Legacy LifePoint Health LLC, 4.38%, due 2/15/2027	1,564,618 (a)
875,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	894,749 (a)
Molina Healthcare, Inc.
1,100,000	4.38%, due 6/15/2028	1,031,116 (a)
1,470,000	3.88%, due 5/15/2032	1,258,250 (a)
710,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, due 12/1/2026	708,766 (a)
1,410,000	Select Medical Corp., 6.25%, due 8/15/2026	1,409,623 (a)
1,620,000	Star Parent, Inc., 9.00%, due 10/1/2030	1,703,435 (a)
2,385,000	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	2,337,300 (a)(d)(h)
Tenet Healthcare Corp.
1,130,000	4.88%, due 1/1/2026	1,119,951
1,040,000	5.13%, due 11/1/2027	1,009,857
2,060,000	6.13%, due 10/1/2028	2,052,419
1,450,000	6.13%, due 6/15/2030	1,449,460
3,070,000	6.75%, due 5/15/2031	3,140,111 (a)
975,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	851,965 (a)
30,607,064
Holding Companies - Diversified 0.3%
1,775,000	Benteler International AG, 10.50%, due 5/15/2028	1,894,266 (a)
Home Builders 1.2%
2,205,000	KB Home, 7.25%, due 7/15/2030	2,266,122
Mattamy Group Corp.
570,000	5.25%, due 12/15/2027	549,978 (a)
870,000	4.63%, due 3/1/2030	793,177 (a)
Shea Homes LP/Shea Homes Funding Corp.
1,280,000	4.75%, due 2/15/2028	1,215,329
1,255,000	4.75%, due 4/1/2029	1,177,127
870,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	828,624 (a)
500,000	Thor Industries, Inc., 4.00%, due 10/15/2029	442,524 (a)
980,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	963,546
8,236,427
Housewares 0.2%
Newell Brands, Inc.
1,110,000	5.20%, due 4/1/2026	1,080,550 (i)
695,000	6.38%, due 4/1/2036	618,613 (i)
1,699,163
Insurance 2.3%
1,435,000	Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 2/1/2029	1,438,678 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
$2,638,000	6.75%, due 10/15/2027	$2,575,532 (a)
1,635,000	6.75%, due 4/15/2028	1,650,093 (a)
500,000	7.00%, due 1/15/2031	505,300 (a)
405,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	378,006 (a)
1,525,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	1,440,235 (a)
1,510,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,431,836 (a)
571,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	572,078 (a)
HUB International Ltd.
3,195,000	7.25%, due 6/15/2030	3,286,591 (a)
1,365,000	7.38%, due 1/31/2032	1,397,891 (a)
1,465,000	USI, Inc., 7.50%, due 1/15/2032	1,485,144 (a)
16,161,384
Internet 2.5%
3,520,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	3,571,744 (a)
Gen Digital, Inc.
1,105,000	6.75%, due 9/30/2027	1,121,767 (a)
1,020,000	7.13%, due 9/30/2030	1,058,137 (a)
1,565,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	1,536,517 (a)
Match Group Holdings II LLC
1,230,000	4.63%, due 6/1/2028	1,157,824 (a)
1,715,000	5.63%, due 2/15/2029	1,667,752 (a)
425,000	4.13%, due 8/1/2030	382,398 (a)
1,850,000	Newfold Digital Holdings Group, Inc., 6.00%, due 2/15/2029	1,399,062 (a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
2,245,000	4.75%, due 4/30/2027	2,159,999 (a)
945,000	6.00%, due 2/15/2028	900,112 (a)
2,805,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	2,568,521 (a)
17,523,833
Iron - Steel 0.7%
ATI, Inc.
885,000	5.88%, due 12/1/2027	862,937
385,000	4.88%, due 10/1/2029	355,717
1,130,000	7.25%, due 8/15/2030	1,162,850
1,440,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	1,489,392
1,535,000	TMS International Corp., 6.25%, due 4/15/2029	1,320,192 (a)
5,191,088
Leisure Time 2.8%
585,000	Acushnet Co., 7.38%, due 10/15/2028	608,441 (a)
Carnival Corp.
2,140,000	7.63%, due 3/1/2026	2,173,767 (a)
395,000	5.75%, due 3/1/2027	389,155 (a)
75,000	6.00%, due 5/1/2029	72,643 (a)
905,000	7.00%, due 8/15/2029	941,130 (a)
5,110,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	5,590,137 (a)
705,000	Carnival PLC, 7.88%, due 6/1/2027	741,565
995,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	1,034,120 (a)
130,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	128,872 (a)
1,965,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	1,935,910 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
$225,000	NCL Finance Ltd., 6.13%, due 3/15/2028	$215,185 (a)
Royal Caribbean Cruises Ltd.
1,580,000	5.50%, due 4/1/2028	1,559,894 (a)
1,680,000	9.25%, due 1/15/2029	1,804,528 (a)
Viking Cruises Ltd.
945,000	5.88%, due 9/15/2027	910,810 (a)
695,000	9.13%, due 7/15/2031	743,650 (a)
540,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	525,825 (a)
785,000	VOC Escrow Ltd., 5.00%, due 2/15/2028	749,596 (a)
20,125,228
Lodging 0.3%
Station Casinos LLC
1,260,000	4.50%, due 2/15/2028	1,184,433 (a)
520,000	4.63%, due 12/1/2031	466,700 (a)
890,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	830,952 (a)
2,482,085
Machinery - Construction & Mining 0.4%
1,565,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	1,563,640 (a)
1,525,000	Terex Corp., 5.00%, due 5/15/2029	1,441,127 (a)
3,004,767
Machinery - Diversified 1.4%
1,290,000	ATS Corp., 4.13%, due 12/15/2028	1,171,132 (a)
Chart Industries, Inc.
3,385,000	7.50%, due 1/1/2030	3,474,766 (a)
265,000	9.50%, due 1/1/2031	282,630 (a)
2,480,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	2,442,133 (a)
1,445,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	1,432,872 (a)
840,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	809,939 (a)
9,613,472
Media 4.9%
Altice Financing SA
715,000	5.00%, due 1/15/2028	642,523 (a)
1,425,000	5.75%, due 8/15/2029	1,241,854 (a)
1,885,000	Cable One, Inc., 4.00%, due 11/15/2030	1,517,425 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
395,000	5.13%, due 5/1/2027	380,984 (a)
3,190,000	5.00%, due 2/1/2028	2,998,072 (a)
1,665,000	6.38%, due 9/1/2029	1,621,147 (a)
1,825,000	4.75%, due 3/1/2030	1,621,708 (a)
1,310,000	4.25%, due 2/1/2031	1,107,666 (a)
735,000	7.38%, due 3/1/2031	742,809 (a)
880,000	4.75%, due 2/1/2032	754,829 (a)
1,840,000	4.50%, due 5/1/2032	1,535,038
1,150,000	4.25%, due 1/15/2034	914,368 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
CSC Holdings LLC
$1,200,000	5.50%, due 4/15/2027	$1,078,181 (a)
1,330,000	5.38%, due 2/1/2028	1,142,583 (a)
1,070,000	11.25%, due 5/15/2028	1,084,205 (a)
3,350,000	11.75%, due 1/31/2029	3,402,696 (a)
835,000	6.50%, due 2/1/2029	709,803 (a)
1,350,000	5.75%, due 1/15/2030	714,542 (a)
2,065,000	4.13%, due 12/1/2030	1,491,963 (a)
665,000	4.63%, due 12/1/2030	339,902 (a)
270,000	5.00%, due 11/15/2031	135,905 (a)
2,725,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 8/15/2026	180,531 (a)(j)
DISH DBS Corp.
605,000	7.75%, due 7/1/2026	356,481
950,000	5.25%, due 12/1/2026	748,130 (a)
765,000	5.13%, due 6/1/2029	293,032
1,150,000	DISH Network Corp., 11.75%, due 11/15/2027	1,200,262 (a)
McGraw-Hill Education, Inc.
760,000	5.75%, due 8/1/2028	719,203 (a)
1,770,000	8.00%, due 8/1/2029	1,641,675 (a)
685,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	663,628 (a)
1,085,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	467,038 (a)
Sirius XM Radio, Inc.
430,000	4.00%, due 7/15/2028	390,487 (a)
800,000	5.50%, due 7/1/2029	760,000 (a)
1,327,000	4.13%, due 7/1/2030	1,161,125 (a)
1,080,000	3.88%, due 9/1/2031	900,395 (a)
470,000	TEGNA, Inc., 4.75%, due 3/15/2026	457,240 (a)
35,117,430
Metal Fabricate - Hardware 0.2%
1,140,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	1,149,439 (a)
Mining 1.3%
1,405,000	Arsenal AIC Parent LLC, 8.00%, due 10/1/2030	1,465,507 (a)
First Quantum Minerals Ltd.
480,000	6.88%, due 3/1/2026	457,221 (a)
35,000	6.88%, due 10/15/2027	31,692 (a)
1,280,000	8.63%, due 6/1/2031	1,187,200 (a)
FMG Resources August 2006 Pty. Ltd.
1,035,000	4.38%, due 4/1/2031	931,493 (a)
370,000	6.13%, due 4/15/2032	366,017 (a)
Hudbay Minerals, Inc.
1,995,000	4.50%, due 4/1/2026	1,933,163 (a)
1,645,000	6.13%, due 4/1/2029	1,624,024 (a)
1,090,000	Novelis Corp., 4.75%, due 1/30/2030	1,010,970 (a)
9,007,287
Miscellaneous Manufacturer 0.1%
440,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	433,998 (a)
525,000	Calderys Financing LLC, 11.25%, due 6/1/2028	558,035 (a)
992,033
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 5.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
$570,000	8.25%, due 12/31/2028	$583,042 (a)
2,370,000	5.88%, due 6/30/2029	2,232,399 (a)
Borr IHC Ltd./Borr Finance LLC
1,285,000	10.00%, due 11/15/2028	1,329,605 (a)
1,170,000	10.38%, due 11/15/2030	1,210,950 (a)
585,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	591,771 (a)
Civitas Resources, Inc.
1,895,000	8.38%, due 7/1/2028	1,992,994 (a)
2,675,000	8.63%, due 11/1/2030	2,853,047 (a)
2,150,000	8.75%, due 7/1/2031	2,285,674 (a)
Comstock Resources, Inc.
2,635,000	6.75%, due 3/1/2029	2,419,586 (a)
2,755,000	5.88%, due 1/15/2030	2,387,357 (a)
1,250,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, due 10/1/2030	1,284,843 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
705,000	6.25%, due 11/1/2028	702,414 (a)
492,000	5.75%, due 2/1/2029	474,945 (a)
1,035,000	6.00%, due 4/15/2030	1,004,928 (a)
843,000	6.00%, due 2/1/2031	809,315 (a)
1,225,000	8.38%, due 11/1/2033	1,316,557 (a)
Nabors Industries Ltd.
490,000	7.25%, due 1/15/2026	477,784 (a)
565,000	7.50%, due 1/15/2028	516,975 (a)
Nabors Industries, Inc.
1,995,000	7.38%, due 5/15/2027	1,960,361 (a)
950,000	9.13%, due 1/31/2030	966,673 (a)
Northern Oil & Gas, Inc.
2,155,000	8.13%, due 3/1/2028	2,188,544 (a)
130,000	8.75%, due 6/15/2031	135,870 (a)
Permian Resources Operating LLC
725,000	5.38%, due 1/15/2026	715,520 (a)
1,810,000	5.88%, due 7/1/2029	1,770,324 (a)
1,080,000	7.00%, due 1/15/2032	1,114,995 (a)
2,865,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	2,667,415 (a)
35,993,888
Packaging & Containers 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
610,000	6.00%, due 6/15/2027	603,095 (a)
2,190,000	4.00%, due 9/1/2029	1,774,932 (a)
1,975,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 8/15/2027	1,476,276 (a)
140,000	Ball Corp., 6.88%, due 3/15/2028	144,574
1,305,000	Berry Global, Inc., 5.63%, due 7/15/2027	1,293,800 (a)
585,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/2026	572,819
860,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, due 9/15/2028	808,573 (a)
Mauser Packaging Solutions Holding Co.
1,730,000	7.88%, due 8/15/2026	1,748,083 (a)
3,520,000	9.25%, due 4/15/2027	3,397,698 (a)
935,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	872,355 (a)
180,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	167,850 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$1,385,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	$1,477,227 (a)
Trivium Packaging Finance BV
1,410,000	5.50%, due 8/15/2026	1,376,514 (a)
2,035,000	8.50%, due 8/15/2027	1,985,749 (a)
17,699,545
Pharmaceuticals 0.7%
1,500,000	180 Medical, Inc., 3.88%, due 10/15/2029	1,340,760 (a)
Bausch Health Cos., Inc.
1,065,000	5.50%, due 11/1/2025	978,730 (a)
560,000	9.00%, due 12/15/2025	528,535 (a)
585,000	6.13%, due 2/1/2027	370,165 (a)
345,000	5.75%, due 8/15/2027	206,079 (a)
1,465,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	1,580,171
5,004,440
Pipelines 7.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,285,000	5.75%, due 3/1/2027	1,275,450 (a)
875,000	5.38%, due 6/15/2029	840,081 (a)
1,300,000	6.63%, due 2/1/2032	1,292,044 (a)
1,310,000	Buckeye Partners LP, 4.50%, due 3/1/2028	1,230,123 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
3,870,000	5.50%, due 6/15/2031	3,610,512 (a)
1,170,000	7.50%, due 12/15/2033	1,199,331 (a)
2,685,000	DT Midstream, Inc., 4.13%, due 6/15/2029	2,466,838 (a)
780,000	EnLink Midstream LLC, 6.50%, due 9/1/2030	795,966 (a)
EQM Midstream Partners LP
360,000	4.13%, due 12/1/2026	346,661
925,000	7.50%, due 6/1/2027	951,729 (a)
520,000	6.50%, due 7/1/2027	526,345 (a)
855,000	4.50%, due 1/15/2029	804,374 (a)
650,000	7.50%, due 6/1/2030	697,143 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
635,000	6.25%, due 5/15/2026	632,064
1,040,000	7.75%, due 2/1/2028	1,042,777
1,355,000	8.25%, due 1/15/2029	1,392,960
235,000	8.88%, due 4/15/2030	245,862
2,265,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	2,287,888 (a)
505,000	Hess Midstream Operations LP, 5.50%, due 10/15/2030	493,638 (a)
Howard Midstream Energy Partners LLC
2,180,000	6.75%, due 1/15/2027	2,170,736 (a)
645,000	8.88%, due 7/15/2028	677,424 (a)
2,780,000	ITT Holdings LLC, 6.50%, due 8/1/2029	2,431,694 (a)
2,965,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	2,912,386 (a)
6,515,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	6,311,911 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
635,000	8.13%, due 2/15/2029	638,193 (a)(c)
680,000	8.38%, due 2/15/2032	685,011 (a)(c)
735,000	NuStar Logistics LP, 6.00%, due 6/1/2026	733,309
2,395,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	2,395,239 (a)(i)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
$570,000	6.00%, due 3/1/2027	$560,737 (a)
2,120,000	5.50%, due 1/15/2028	2,040,860 (a)
850,000	7.38%, due 2/15/2029	847,886 (a)
460,000	6.00%, due 12/31/2030	427,575 (a)
585,000	6.00%, due 9/1/2031	538,839 (a)
Venture Global Calcasieu Pass LLC
1,340,000	3.88%, due 8/15/2029	1,197,643 (a)
1,305,000	4.13%, due 8/15/2031	1,154,039 (a)
Venture Global LNG, Inc.
1,505,000	8.13%, due 6/1/2028	1,521,086 (a)
1,825,000	9.50%, due 2/1/2029	1,938,221 (a)
875,000	8.38%, due 6/1/2031	883,607 (a)
1,170,000	9.88%, due 2/1/2032	1,230,404 (a)
53,428,586
Real Estate 1.0%
2,325,000	Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 9/1/2031	2,426,882 (a)
2,110,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	2,217,758 (a)
Realogy Group LLC/Realogy Co.-Issuer Corp.
1,125,000	5.75%, due 1/15/2029	835,616 (a)
2,225,000	5.25%, due 4/15/2030	1,564,349 (a)
7,044,605
Real Estate Investment Trusts 3.7%
1,725,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	1,520,851 (a)
1,155,000	EPR Properties, 3.75%, due 8/15/2029	1,030,143
Iron Mountain, Inc.
1,159,000	5.25%, due 3/15/2028	1,124,006 (a)
850,000	5.00%, due 7/15/2028	813,182 (a)
675,000	4.88%, due 9/15/2029	630,758 (a)
400,000	5.25%, due 7/15/2030	377,282 (a)
430,000	5.63%, due 7/15/2032	403,820 (a)
MPT Operating Partnership LP/MPT Finance Corp.
1,810,000	5.25%, due 8/1/2026	1,531,212
1,530,000	5.00%, due 10/15/2027	1,158,039 (c)
1,420,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	1,201,580 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
1,455,000	5.88%, due 10/1/2028	1,414,987 (a)
895,000	4.88%, due 5/15/2029	820,044 (a)
RHP Hotel Properties LP/RHP Finance Corp.
1,305,000	7.25%, due 7/15/2028	1,345,200 (a)
1,130,000	4.50%, due 2/15/2029	1,050,459 (a)
2,205,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,951,494 (a)
Service Properties Trust
635,000	5.50%, due 12/15/2027	597,295
940,000	3.95%, due 1/15/2028	792,928
2,155,000	8.63%, due 11/15/2031	2,284,937 (a)
75,000	Starwood Property Trust, Inc., 4.38%, due 1/15/2027	69,433 (a)
1,995,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	2,030,812 (a)
1,310,000	VICI Properties LP, 5.13%, due 5/15/2032	1,251,873
1,095,000	VICI Properties LP/VICI Note Co., Inc., 4.13%, due 8/15/2030	996,516 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
XHR LP
$915,000	6.38%, due 8/15/2025	$915,301 (a)
1,060,000	4.88%, due 6/1/2029	977,649 (a)
26,289,801
Retail 3.5%
1011778 BC ULC/New Red Finance, Inc.
930,000	3.88%, due 1/15/2028	875,210 (a)
770,000	4.00%, due 10/15/2030	688,218 (a)
930,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/2029	856,796 (a)
2,050,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	2,076,958 (a)
1,545,000	Beacon Roofing Supply, Inc., 6.50%, due 8/1/2030	1,567,633 (a)
1,105,000	Carvana Co., 9.00% Cash/12.00% PIK, due 12/1/2028	981,638 (a)(d)
930,000	Foot Locker, Inc., 4.00%, due 10/1/2029	785,590 (a)
240,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	210,900 (a)
1,215,000	Gap, Inc., 3.63%, due 10/1/2029	1,040,592 (a)
1,815,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	1,681,253 (a)
Macy's Retail Holdings LLC
885,000	5.88%, due 4/1/2029	858,450 (a)
340,000	5.88%, due 3/15/2030	322,405 (a)
260,000	6.13%, due 3/15/2032	245,336 (a)
1,345,000	4.50%, due 12/15/2034	1,128,018
278,000	5.13%, due 1/15/2042	220,297
775,000	Murphy Oil USA, Inc., 4.75%, due 9/15/2029	734,080
1,275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 4/1/2026	1,243,144 (a)
PetSmart, Inc./PetSmart Finance Corp.
980,000	4.75%, due 2/15/2028	915,480 (a)
1,560,000	7.75%, due 2/15/2029	1,508,024 (a)
SRS Distribution, Inc.
1,400,000	6.13%, due 7/1/2029	1,324,848 (a)
785,000	6.00%, due 12/1/2029	733,975 (a)
1,195,000	Victoria's Secret & Co., 4.63%, due 7/15/2029	1,010,347 (a)
1,230,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,203,949 (a)
640,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	639,245 (a)(d)
Yum! Brands, Inc.
860,000	4.75%, due 1/15/2030	825,746 (a)
1,035,000	4.63%, due 1/31/2032	960,078
24,638,210
Semiconductors 0.2%
910,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	916,907 (a)
645,000	ON Semiconductor Corp., 3.88%, due 9/1/2028	589,407 (a)
1,506,314
Software 2.3%
3,955,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	3,532,856 (a)
395,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	405,396 (a)
360,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	366,796 (a)
Cloud Software Group, Inc.
1,770,000	6.50%, due 3/31/2029	1,652,708 (a)
1,515,000	9.00%, due 9/30/2029	1,433,882 (a)
715,000	Fair Isaac Corp., 5.25%, due 5/15/2026	706,063 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
Open Text Holdings, Inc.
$1,040,000	4.13%, due 2/15/2030	$941,305 (a)
1,045,000	4.13%, due 12/1/2031	928,035 (a)
Rackspace Technology Global, Inc.
4,395,000	3.50%, due 2/15/2028	1,721,099 (a)
1,140,000	5.38%, due 12/1/2028	354,735 (a)
3,150,000	UKG, Inc., 6.88%, due 2/1/2031	3,185,437 (a)(c)
1,230,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	1,092,869 (a)
16,321,181
Telecommunications 4.0%
2,435,000	Altice France Holding SA, 6.00%, due 2/15/2028	1,087,036 (a)
Altice France SA
2,800,000	5.50%, due 1/15/2028	2,186,135 (a)
1,375,000	5.50%, due 10/15/2029	1,013,051 (a)
770,000	Ciena Corp., 4.00%, due 1/31/2030	709,416 (a)
CommScope Technologies LLC
445,000	6.00%, due 6/15/2025	353,775 (a)
2,055,000	5.00%, due 3/15/2027	757,524 (a)
CommScope, Inc.
795,000	6.00%, due 3/1/2026	688,613 (a)
825,000	8.25%, due 3/1/2027	361,589 (a)
735,000	4.75%, due 9/1/2029	485,923 (a)
Frontier Communications Holdings LLC
735,000	5.88%, due 10/15/2027	706,945 (a)
940,000	5.00%, due 5/1/2028	867,504 (a)
3,030,000	5.88%, due 11/1/2029	2,567,577
1,850,000	8.75%, due 5/15/2030	1,895,125 (a)
Iliad Holding SASU
1,125,000	6.50%, due 10/15/2026	1,102,790 (a)
2,120,000	7.00%, due 10/15/2028	2,103,110 (a)
Level 3 Financing, Inc.
2,274,000	4.63%, due 9/15/2027	1,398,510 (a)
2,350,000	3.75%, due 7/15/2029	1,233,750 (a)
1,030,000	3.88%, due 11/15/2029	1,017,125 (a)
1,778,000	10.50%, due 5/15/2030	1,769,110 (a)
655,000	Lumen Technologies, Inc., 4.00%, due 2/15/2027	341,425 #
Telecom Italia Capital SA
880,000	6.38%, due 11/15/2033	852,934
720,000	7.20%, due 7/18/2036	722,902
355,000	7.72%, due 6/4/2038	366,389
315,000	U.S. Cellular Corp., 6.70%, due 12/15/2033	324,450
Viasat, Inc.
485,000	5.63%, due 4/15/2027	455,328 (a)
585,000	6.50%, due 7/15/2028	451,509 (a)
2,475,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	2,218,121 (a)
530,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	403,029 (a)
28,440,695
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Transportation 0.3%
	XPO, Inc.
$1,600,000	6.25%, due 6/1/2028	$1,601,912 (a)
850,000	7.13%, due 2/1/2032	866,475 (a)
		2,468,387
Trucking & Leasing 0.1%
762,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	757,232 (a)(e)
Water 0.3%
2,310,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	2,313,742 (a)
Total Corporate Bonds (Cost $662,250,554)		658,654,719

Loan Assignments(b)1.8%
Automotive 0.1%
377,775	First Brands Group LLC, Second Lien Term Loan, (3 mo. USD Term SOFR + 8.50%), due 3/30/2028	366,442 (k)(l)
Business Equipment & Services 0.0%(g)
51,431	Cyxtera DC Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 10.50%, due 5/1/2024	51,431 (h)(j)(m)
Containers & Glass Products 0.2%
1,422,850	Trident TPI Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.85%, due 9/15/2028	1,419,293
Health Care 0.3%
227,474	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), due 7/17/2028	212,688 (k)(l)
	National Mentor Holdings, Inc.
763,118	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), due 3/2/2028	693,392 (k)(l)
21,882	Term Loan C, (3 mo. USD Term SOFR + 3.75%), due 3/2/2028	19,883 (k)(l)
1,000,000	Parexel International Corp., First Lien Term Loan, (1 mo. USD Term SOFR), due 11/15/2028	996,770 (k)(l)
		1,922,733
Industrial Equipment 0.2%
1,763,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 11.61%, due 5/21/2029	1,724,077 (m)
Nonferrous Metals - Minerals 0.2%
1,690,437	U.S. Silica Co., Term Loan B, (1 mo. USD Term SOFR + 4.75%), 10.18%, due 3/25/2030	1,693,159
Oil & Gas 0.2%
1,141,763	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.34%, due 6/22/2026	1,140,815
Pipelines 0.2%
1,215,000	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.32%, due 10/27/2028	1,214,392
Telecommunications 0.0%(g)
115,714	Lumen Technologies, Inc., Term Loan A, due 6/1/2028	115,714 (h)(k)(l)
Trading Companies & Distributors 0.2%
1,086,402	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 9/29/2028	1,085,044
Utilities 0.2%
	Lightstone Holdco LLC
1,773,060	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.06%, due 1/29/2027	1,686,305
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Utilities – cont'd
$100,276	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.06%, due 1/29/2027	$95,369
		1,781,674
Total Loan Assignments (Cost $12,233,556)		12,514,774

Convertible Bonds 0.1%
Media 0.1%
1,480,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $1,403,672)	858,400
Number of Shares

Short-Term Investments 2.6%
Investment Companies 2.6%
18,307,620	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(n) (Cost $18,307,620)	18,307,620
Total Investments 98.3% (Cost $702,149,976)		698,625,993
Other Assets Less Liabilities 1.7%		12,079,107
Net Assets 100.0%		$710,705,100

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $595,112,111, which represents 83.7% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(c)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $11,321,430, which represents 1.6% of net assets of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $2,504,445, which represents
0.4% of net assets of the Fund.

(i)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(j)	Defaulted security.
(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	All or a portion of this security had not settled as of January 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Value determined using significant unobservable inputs.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
(n)	Represents 7-day effective yield as of January 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $341,425, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets as of 1/31/2024
Lumen Technologies, Inc.	4/27/2023-5/2/2023	$476,589	$341,425	0.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$592,820,531	83.4%
Canada	23,462,266	3.3%
United Kingdom	9,943,275	1.4%
France	9,372,303	1.3%
Cayman Islands	7,312,673	1.0%
Germany	6,621,041	0.9%
Luxembourg	5,742,098	0.8%
Netherlands	3,362,263	0.5%
Ireland	2,669,527	0.4%
Mexico	2,540,555	0.4%
Switzerland	2,458,003	0.3%
Chile	2,210,591	0.3%
Italy	1,942,225	0.3%
Austria	1,894,266	0.3%
Czech Republic	1,852,833	0.3%
Zambia	1,676,113	0.2%
Israel	1,580,171	0.2%
Finland	1,560,129	0.2%
Australia	1,297,510	0.2%
Short-Term Investments and Other Assets—Net	30,386,727	4.3%
	$710,705,100	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$977,807	$—	$977,807
Asset-Backed Securities	—	7,312,673	—	7,312,673
Corporate Bonds#	—	658,654,719	—	658,654,719
Loan Assignments
Business Equipment & Services	—	—	51,431	51,431
Industrial Equipment	—	—	1,724,077	1,724,077
Other Loan Assignments#	—	10,739,266	—	10,739,266
Total Loan Assignments	—	10,739,266	1,775,508	12,514,774
Convertible Bonds#	—	858,400	—	858,400
Short-Term Investments	—	18,307,620	—	18,307,620
Total Investments	$—	$696,850,485	$1,775,508	$698,625,993

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Loan Assignments(1)	$7,331	$7	$(343)	$783	$—	$(6,817)	$815	$—	$1,776	$783
Total	$7,331	$7	$(343)	$783	$—	$(6,817)	$815	$—	$1,776	$783
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
January 31, 2024

Principal Amount		Value
Loan Assignments(a)0.1%
Oil, Gas & Consumable Fuels 0.1%
	Rialto Bioenergy Facility LLC
$44,939	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 4/30/2024	$44,939 #(b)(c)(d)(e)
37,369	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 4/30/2024	34,073 #(c)(d)
		79,012

Total Loan Assignments (Cost $80,366)		79,012
Municipal Notes 99.2%
Alabama 1.4%
700,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 5), Series 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	701,462
200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	200,363
		901,825
American Samoa 1.2%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	757,802 (f)
Arizona 4.7%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	501,442 (f)
1,500,000	Maricopa County Industrial Development Authority Exempt Facility Revenue (Commercial Metals Co. Project), Series 2022, 4.00%, due 10/15/2047	1,331,135 (f)
170,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	172,202 (f)
500,000	Phoenix Industrial Development Authority Education Refunding Revenue (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	485,717
500,000	Pima County Industrial Development Authority Education Refunding Revenue (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	504,132 (f)
		2,994,628
Arkansas 1.5%
990,000	Batesville Public Facilities Board Hospital Revenue Refunding (White River Health System, Inc.), Series 2020, 3.00%, due 6/1/2028	946,841
California 8.7%
265,000	California County Tobacco Securitization Agency Refunding Revenue, Series 2020-B-1, 5.00%, due 6/1/2049	273,686
	California Housing Finance Agency Municipal Certificate
932,123	Series 2019-A, 4.25%, due 1/15/2035	933,614
478,776	Series 2021-1-A, 3.50%, due 11/20/2035	451,115
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	251,835 (f)
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
215,000	Series 2015-A, 4.50%, due 10/1/2025	213,595
400,000	Series 2019-A, 5.00%, due 10/1/2049	368,519 (f)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	504,614 (f)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	404,907 (f)
470,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	47,000 (f)(g)
250,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	3,375 (f)(g)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$213,725	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	$32,332 #(c)(d)(f)(g)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	489,466 (f)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	606,269 (f)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	401,893 (f)
55,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	55,613
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AGM Insured), 3.38%, due 8/1/2050	438,827
		5,476,660
Colorado 3.9%
307,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	305,001
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034	255,892
175,000	Series 2015-A, 5.00%, due 12/1/2035	178,906
500,000	Series 2015-A, 5.00%, due 12/1/2045	504,801
300,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	308,927 (f)
1,300,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	884,000 (f)
		2,437,527
Florida 3.8%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	2,000 (f)(g)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	395,043 (f)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	630,098
450,000	Florida State Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc. Project), Series 2015-A, 6.00%, due 6/15/2035	455,556 (f)
130,000	Florida State Housing Finance Corp. Revenue, Series 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	126,200
955,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	785,343
		2,394,240
Georgia 3.3%
1,400,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	1,351,455 (f)
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	743,700
		2,095,155
Guam 0.6%
350,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2034	385,598
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	232,259 (f)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois 3.8%
$700,000	Chicago General Obligation, Series 2023-A, 5.50%, due 1/1/2043	$739,316
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	200,838
155,000	Chicago Waterworks Revenue (Second Lien Project), Series 2014, 5.00%, due 11/1/2027	156,430
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	403,206 (f)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	428,150
500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	442,355 (f)
		2,370,295
Indiana 1.9%
500,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	399,380
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	810,560
		1,209,940
Kansas 0.2%
105,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2019, 3.60%, due 6/1/2030	103,095
Kentucky 3.1%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	402,434
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	506,029
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019, 4.00%, due 9/1/2045	822,349
200,000	Kentucky State Public Energy Authority Gas Supply Revenue, Series 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	200,264
		1,931,076
Louisiana 1.0%
270,354	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	240,275 (f)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	383,454 (f)
		623,729
Maine 1.4%
1,000,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	707,114 (f)
200,000	Maine State Finance Authority Solid Waste Disposal Revenue (Casella Waste System Project), Series 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	200,584 (f)
		907,698
Maryland 0.7%
	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	209,537 (f)
200,000	Series 2022, 5.00%, due 6/1/2051	200,451
		409,988
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Massachusetts 0.9%
	Massachusetts State Education Financing Authority Revenue
$250,000	Series 2023-B, 4.25%, due 7/1/2044	$249,298
350,000	Series 2023-C, 5.00%, due 7/1/2053	347,978
		597,276
Michigan 0.8%
500,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	494,753
Minnesota 1.1%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	427,705
300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	291,103
		718,808
Mississippi 0.4%
285,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	262,037 (f)
Missouri 1.1%
710,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2020, 4.00%, due 6/1/2053	681,075
Montana 1.2%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	747,132 (f)
Nevada 0.8%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	478,119 (f)
New Hampshire 0.9%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	594,006 (f)
New York 7.6%
1,100,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.80%, due 1/1/2034	1,100,000 (h)
975,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 4.50%, due 6/15/2033	975,000 (h)
500,000	New York General Obligation, Series 2012-2, 3.95%, due 4/1/2042	500,000 (h)
	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment)
325,000	Series 2018, 5.00%, due 1/1/2028	336,775
500,000	Series 2020, 4.38%, due 10/1/2045	487,152
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	183,330
500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	411,795 (f)
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	414,475
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	420,794
		4,829,321
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio 9.0%
$450,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035	$443,361
500,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	472,061
730,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	602,579 (f)
500,000	Ohio State Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	484,114
1,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	1,359,871 (f)
1,500,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,335,408
750,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	719,488
365,000	Southern Ohio Port Exempt Facility Authority Revenue (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	290,152 (f)
		5,707,034
Oregon 1.5%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	372,174
750,000	Yamhill County Hospital Authority Refunding Revenue (Friends View), Series 2021-A, 5.00%, due 11/15/2051	586,995
		959,169
Pennsylvania 1.4%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	759,955
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	152,500 (f)(g)
		912,455
Puerto Rico 4.1%
	Puerto Rico Commonwealth General Obligation (Restructured)
9,423	Series 2021-A, 0.00%, due 7/1/2024	9,261
74,376	Series 2021-A, 0.00%, due 7/1/2033	47,298
64,367	Series 2021-A1, 5.38%, due 7/1/2025	65,401
63,784	Series 2021-A1, 5.63%, due 7/1/2027	67,350
62,750	Series 2021-A1, 5.63%, due 7/1/2029	67,953
60,948	Series 2021-A1, 5.75%, due 7/1/2031	67,896
57,794	Series 2021-A1, 4.00%, due 7/1/2033	56,069
51,950	Series 2021-A1, 4.00%, due 7/1/2035	49,560
44,586	Series 2021-A1, 4.00%, due 7/1/2037	41,801
60,620	Series 2021-A1, 4.00%, due 7/1/2041	55,273
813,045	Series 2021-A1, 4.00%, due 7/1/2046	721,238
	Puerto Rico Electric Power Authority Revenue
650,000	Series 2010-XX, 5.25%, due 7/1/2035	199,875 (g)
1,500,000	Series 2012-A, 5.00%, due 7/1/2042	461,250 (g)
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
550,000	Series 2021, 5.00%, due 7/1/2030	598,886
100,000	Series 2021, 5.00%, due 7/1/2034	109,573
		2,618,684
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina 1.5%
$500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	$500,138
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	159,537
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	180,453 (f)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	87,450 #(c)(d)(f)(g)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	50,000 (f)(g)
		977,578
Tennessee 0.6%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	377,881
Texas 13.3%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	755,959
500,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD Insured), 2.75%, due 2/15/2052	362,306
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	95,026
750,000	Hale Center Education Facilities Corp. Revenue Refunding (Wayland Baptist University Project), Series 2022, 5.00%, due 3/1/2033	805,020
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AGM Insured), 4.00%, due 9/1/2036	505,533
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	694,821
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	908,617
	Houston Airport System Revenue (United Airlines, Inc. Terminal Improvement Project)
400,000	Series 2015-B-1, 5.00%, due 7/15/2030	400,655
750,000	Series 2021-B-1, 4.00%, due 7/15/2041	677,136
300,000	Lower Neches Valley Authority Industrial Development Corp. Revenue (Exxon Mobil Project), Series 2011, 3.25%, due 11/1/2051	300,000 (h)
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	457,592 (f)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	175,000 (g)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	453,750 (g)
300,000	Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding (Jefferson Gulf Coast Energy Project), Series 2020-A, 3.63%, due 1/1/2035	251,219 (f)
500,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Senior Lien-Blueridge Transportation Group LLC), Series 2016, 5.00%, due 12/31/2040	503,005
1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (Senior North Tarrant Express Managed Lanes Project), Series 2019-A, 5.00%, due 12/31/2030	1,079,595
		8,425,234
Utah 2.0%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	577,759
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	702,046
		1,279,805
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Vermont 1.1%
$500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	$497,071 (f)
180,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	179,746
		676,817
West Virginia 3.6%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,721,620
500,000	Series 2023-B, (AGM Insured), 5.38%, due 9/1/2053	546,029
		2,267,649
Wisconsin 4.7%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	301,179 (f)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	400,667 (f)
411,673	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	359,432
1,170,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-C, 4.30%, due 11/1/2030	1,145,774
500,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.00%, due 7/1/2041	388,604
200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	149,270 (f)
250,000	University of Wisconsin Hospitals & Clinics Revenue Refunding, (LOC: JP Morgan Chase Bank N.A.), Series 2018-B, 2.90%, due 4/1/2048	250,000 (h)
		2,994,926
Total Municipal Notes (Cost $70,023,993)		62,778,115
Total Investments 99.3% (Cost $70,104,359)		62,857,127
Other Assets Less Liabilities 0.7%		425,339
Net Assets 100.0%		$63,282,466

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $198,794, which represents
0.3% of net assets of the Fund.

(e)	All or a portion of this security had not settled as of January 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $19,865,780, which represents 31.4% of net assets of the Fund.

(g)	Defaulted security.
(h)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2024.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $198,794, which represents 0.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets as of 1/31/2024
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$203,694	$32,332	0.0%
Rialto Bioenergy Facility LLC	11/21/2023-12/31/2023	43,994	44,939	0.1%
Rialto Bioenergy Facility LLC	11/30/2023-1/31/2024	36,372	34,073	0.1%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	482,000	87,450	0.1%
Total		$766,060	$198,794	0.3%
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$79,012	$79,012
Municipal Notes
California	—	5,444,328	32,332	5,476,660
South Carolina	—	890,128	87,450	977,578
Other Municipal Notes#	—	56,323,877	—	56,323,877
Total Municipal Notes	—	62,658,333	119,782	62,778,115
Total Investments	$—	$62,658,333	$198,794	$62,857,127

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Loan Assignments(1)	$—	$1	$—	$(1)	$79	$—	$—	$—	$79	$(1)
Municipal Notes(1)	87	—	—	(66)	—	(34)	133	—	120	(66)
Total	$87	$1	$—	$(67)	$79	$(34)	$133	$—	$199	$(67)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$119,782	Market Approach	Recovery Value (of Par Value)	15.1% - 17.5%	16.9%	Increase
Loan Assignments	79,012	Market Approach	Transaction Price (of Par Value)	91.1% - 100.0%	96.3%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
January 31, 2024

Principal Amount		Value
Municipal Notes 100.3%
Alabama 0.8%
$565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$601,849
Arkansas 2.5%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM Insured), 4.00%, due 10/1/2033	576,202
1,000,000	Pulaski County Revenue (Arkansas Children's Hospital), Series 2023, 5.25%, due 3/1/2053	1,076,279
315,000	Russellville Water & Sewer Revenue, Series 2018, (AGM Insured), 4.00%, due 7/1/2028	320,008
		1,972,489
California 1.1%
1,000,000	Glendale Water Revenue Refunding, Series 2020, 2.00%, due 2/1/2033	884,509
Colorado 2.0%
200,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	136,000 (a)
1,500,000	University of Colorado Enterprise System Revenue Refunding (University Enterprise Green Bond), Series 2021-C-3A, 2.00%, due 6/1/2051 Putable 10/15/2026	1,437,634
		1,573,634
District of Columbia 1.0%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	812,556
Florida 1.7%
1,225,000	Miami-Dade County (Building Better Community Program), Series 2015-D, 5.00%, due 7/1/2026	1,290,393
Georgia 1.3%
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035	1,049,584
Illinois 7.0%
1,000,000	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building), Series 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,031,095
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	676,983
600,000	Series 2023-B, 5.00%, due 5/1/2028	644,672
1,000,000	Series 2023-B, 5.00%, due 5/1/2036	1,116,770
	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds)
650,000	Series 2023-A, 5.00%, due 1/1/2033	718,172
1,275,000	Series 2023-A, 4.00%, due 1/1/2042	1,286,862
		5,474,554
Indiana 2.6%
895,000	Anderson School Building Corp. (First Mortgage), Series 2018, 5.00%, due 1/15/2026	926,666
1,000,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	1,083,822
		2,010,488
Kentucky 7.5%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, 2.00%, due 4/1/2027	200,213
835,000	Series 2021, 2.00%, due 4/1/2029	772,354
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, 2.00%, due 12/1/2031	799,159
	Green County School District Finance Corp.
525,000	Series 2021, 2.00%, due 10/1/2024	517,167
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky – cont'd
$335,000	Series 2021, 2.00%, due 10/1/2025	$324,409
650,000	Series 2021, 2.00%, due 10/1/2026	626,769
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	506,029
	Lewis County School District Finance Corp. Revenue
460,000	Series 2021-B, 2.00%, due 8/1/2024	454,882
585,000	Series 2021-B, 2.00%, due 8/1/2025	569,644
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,048,271
		5,818,897
Louisiana 3.3%
1,220,000	Louisiana Public Facilities Authority Revenue Refunding (Hurricane Recovery Program), Series 2014, 5.00%, due 6/1/2024	1,227,212
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AGM Insured), 5.00%, due 3/1/2027	535,706
755,000	Series 2018, (AGM Insured), 5.00%, due 3/1/2028	815,651
		2,578,569
Maine 0.4%
400,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	282,845 (a)
Michigan 10.9%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,046,863
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	468,839
250,000	Series 2023-C, 6.00%, due 5/1/2043	280,231
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, 4.00%, due 5/1/2033	75,858
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	111,078
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,037,773
500,000	Livonia Public School District General Obligation, Series 2016, (AGM Insured), 5.00%, due 5/1/2028	522,968
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	720,169
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	285,577
1,000,000	Michigan State Housing Development Authority Single Family Mortgage Revenue (Non Ace), Series 2018-C, 2.90%, due 12/1/2024	989,572
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	989,505
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, 5.00%, due 5/1/2036	849,760
1,025,000	Series 2018-B, 5.00%, due 5/1/2039	1,095,332
		8,473,525
Minnesota 2.3%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	319,842
410,000	Series 2022-A, 5.00%, due 6/15/2028	427,260
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	291,970 (b)
500,000	Series 2024, 5.25%, due 1/1/2054	550,513 (b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Minnesota – cont'd
$210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	$203,091 (a)
		1,792,676
Missouri 2.8%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,034,378
1,000,000	Saint Louis School District General Obligation, Series 2023, (AGM Insured), 5.00%, due 4/1/2039	1,111,913
		2,146,291
New Jersey 1.9%
185,000	New Jersey State Economic Development Authority Revenue (Social Bonds), Series 2021-QQQ, 5.00%, due 6/15/2025	189,925
650,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue Refunding, Series 2017-A, 2.60%, due 11/1/2024	641,959
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	115,044
575,000	Newark Board of Education General Obligation (Sustainability Bonds), Series 2021, (BAM Insured), 3.00%, due 7/15/2038	498,304
		1,445,232
New York 21.4%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	189,725 (c)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	188,156 (a)
710,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E-1, 3.20%, due 11/15/2050	710,000 (d)
2,235,000	Metropolitan Transportation Authority Revenue Refunding, (LOC: Barclays Bank PLC), Series 2012-G-1, 3.20%, due 11/1/2032	2,235,000 (d)
2,850,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.80%, due 1/1/2034	2,850,000 (d)
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,822
	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds)
590,000	Series 2020-A, 1.13%, due 5/1/2060 Putable 11/1/2024	577,342
825,000	Series 2021-F-1, 1.05%, due 5/1/2028	717,359
1,090,000	Series 2021-F-1, 1.25%, due 5/1/2029	938,096
500,000	New York City Housing Development Corp. Revenue, Series 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	406,862
	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds)
800,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-2, 3.10%, due 6/15/2050	800,000 (d)
2,475,000	Series 2022-DD, 4.50%, due 6/15/2033	2,475,000 (d)
	New York General Obligation
900,000	(LOC: TD Bank N.A.), Series 2018-E5, 3.15%, due 3/1/2048	900,000 (d)
1,000,000	(LOC: TD Bank N.A.), Series 2022-A-4, 3.15%, due 9/1/2049	1,000,000 (d)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AGM Insured), 5.00%, due 10/1/2036	1,147,669
1,130,000	New York State Housing Finance Agency Revenue (Sustainability Bonds), Series 2021-G, (SONYMA Insured), 2.60%, due 11/1/2046	839,608
500,000	New York State Power Authority Revenue (Green Transmission Project-Green Bond), Series 2022-A, (AGM Insured), 5.00%, due 11/15/2024	508,163
		16,633,802
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
North Carolina 0.2%
$175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	$184,326
North Dakota 0.2%
190,000	Cass County Joint Water Resource District, Series 2021-A, 0.48%, due 5/1/2024	188,227
Ohio 2.8%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036	507,074
1,000,000	American Municipal Power Ohio, Inc. Revenue (Combined Hydroelectric Project), Series 2021-A-2, 1.00%, due 2/15/2048 Putable 8/15/2024	984,538
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), 2.00%, due 12/1/2031	341,014
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	226,645 (a)
125,000	Southern Ohio Port Exempt Facility Authority Revenue (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	99,367 (a)
		2,158,638
Oklahoma 2.6%
870,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	919,205
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	678,408
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	452,795
		2,050,408
Pennsylvania 3.3%
	Allegheny County Sanitary Authority Revenue
290,000	Series 2018, 5.00%, due 6/1/2030	319,750
565,000	Series 2018, 5.00%, due 6/1/2032	622,494
	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue
1,000,000	Series 2018-127B, 2.85%, due 4/1/2026	979,715
650,000	Series 2019-131A, 1.75%, due 4/1/2025	628,075
		2,550,034
Puerto Rico 0.6%
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
100,000	Series 2021, 5.00%, due 7/1/2035	109,182
200,000	Series 2021, 4.00%, due 7/1/2036	193,569
200,000	Series 2021, 4.00%, due 7/1/2038	190,908
		493,659
South Carolina 2.4%
	Dillon County School Facility Corp. Certificate of Participation Refunding
1,175,000	Series 2020, 5.00%, due 12/1/2026	1,237,620
445,000	Series 2020, 5.00%, due 12/1/2027	477,074
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	90,226 (a)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	30,608 #(a)(e)(f)(g)
		1,835,528
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Tennessee 1.8%
	Tennessee Housing Development Agency Residential Finance Program Revenue
$485,000	Series 2019, 3.25%, due 7/1/2032	$475,804
1,070,000	Series 2021, 1.80%, due 1/1/2031	911,057
		1,386,861
Texas 6.4%
780,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD Insured)), 4.13%, due 2/15/2053	773,019
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	985,402
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	579,346
500,000	New Caney Independent School District, Series 2018, (PSF-GTD Insured), 1.25%, due 2/15/2050 Putable 8/15/2024	494,302
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AGM Insured), 5.00%, due 8/15/2027	1,079,043
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,031,215
		4,942,327
Virginia 1.7%
1,510,000	Virginia State Housing Development Authority, Series 2019 E, 2.90%, due 12/1/2038	1,332,517
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,139,120
480,304	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	452,262
		1,591,382
West Virginia 5.8%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	516,210
650,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	705,571
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	573,873
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	738,303
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	611,982
275,000	West Virginia Housing Development Fund Revenue (Housing Finance), Series 2018-A, (HUD Section 8 Insured), 2.65%, due 11/1/2024	273,549
990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	1,066,341
		4,485,829
Total Investments 100.3% (Cost $80,448,328)		78,041,629
Liabilities Less Other Assets (0.3)%		(232,688)
Net Assets 100.0%		$77,808,941

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $1,256,938, which represents 1.6% of net assets of the Fund.

(b)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $842,483, which represents 1.1% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
(c)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2024.

(e)	Defaulted security.
(f)	Value determined using significant unobservable inputs.
(g)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $30,608, which represents
0.0% of net assets of the Fund.

#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $30,608, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets as of 1/31/2024
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	$171,061	$30,608	0.0%
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$1,804,920	$30,608	$1,835,528
Other Municipal Notes#	—	76,206,101	—	76,206,101
Total Municipal Notes	—	78,011,021	30,608	78,041,629
Total Investments	$—	$78,011,021	$30,608	$78,041,629

#	The Schedule of Investments provides information on the state/territory categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Municipal Notes(1)	$31	$—	$—	$—	$—	$—	$—	$—	$31	$—
Total	$31	$—	$—	$—	$—	$—	$—	$—	$31	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$30,608	Market Approach	Recovery Value (of Par Value)	17.5%	17.5%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
January 31, 2024

Principal Amount		Value
Municipal Notes 99.4%
Alabama 0.9%
$1,380,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 5), Series 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$1,382,882
295,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	295,457
		1,678,339
Arizona 0.3%
500,000	Maricopa County Industrial Development Authority Revenue (Banner Health Obligated Group), Series 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	505,736
Arkansas 0.7%
535,000	Hot Springs Waterworks Revenue Refunding, Series2023, (BAM Insured), 5.00%, due 10/1/2038	574,925
815,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	625,466
		1,200,391
California 5.0%
925,000	California Educational Facilities Authority Revenue (Stanford University), Series 2023-V, 5.00%, due 6/1/2033	1,149,893
	California Housing Finance Agency Municipal Certificate
1,586,858	Series 2019-2, 4.00%, due 3/20/2033	1,595,430
478,776	Series 2021-1-A, 3.50%, due 11/20/2035	451,115
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	303,579
100,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM Insured), 5.00%, due 10/1/2028 Pre-Refunded 10/1/2024	101,308
1,665,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM Insured), 5.00%, due 8/1/2032	1,790,905
1,450,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2021-A, (BAM Insured), 4.00%, due 1/15/2046	1,456,336
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AGM Insured), 5.00%, due 4/1/2027	123,742
430,000	Series 2017-A, (AGM Insured), 5.00%, due 4/1/2032	461,119
435,000	Palmdale Elementary School District General Obligation (Election 2022), Series 2023, (BAM Insured), 4.63%, due 8/1/2053	458,172
800,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AGM Insured), 5.25%, due 8/1/2042	923,018
165,000	San Marcos Unified School District General Obligation Capital Appreciation (Election 2010), Series 2012-B, 0.00%, due 8/1/2027	148,005
190,000	Santa Monica-Malibu Unified School District General Obligation, Series 2019-E, 3.00%, due 8/1/2034	186,890
		9,149,512
Colorado 1.3%
945,000	Colorado State Educational & Cultural Facility Authority Revenue Refunding (Alexander Dawson School Project), Series 2016, 5.00%, due 5/15/2025	962,757
400,000	Colorado State Health Facilities Authority Hospital Revenue Refunding (Commonspirit Health), Series 2019-A-2, 4.00%, due 8/1/2049	376,850
340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	326,498
590,000	Westminster Public Schools Certificate of Participation, Series 2019, (AGM Insured), 5.00%, due 12/1/2030	645,857
		2,311,962
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Connecticut 0.2%
$430,000	Meriden City General Obligation, Series 2020-B, 3.00%, due 7/1/2031	$429,709
Delaware 0.5%
	Delaware State Health Facility Authority Revenue (Beebe Medical Center)
610,000	Series 2018, 5.00%, due 6/1/2027	639,186
245,000	Series 2018, 5.00%, due 6/1/2028	259,001
		898,187
District of Columbia 0.7%
	Washington Convention & Sports Authority Revenue
785,000	Series 2021-A, 5.00%, due 10/1/2027	847,731
310,000	Series 2021-A, 5.00%, due 10/1/2028	341,847
		1,189,578
Florida 3.4%
700,000	Cape Coral Special Obligation Refunding Revenue, Series 2015, 4.00%, due 10/1/2030	714,204
770,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	783,489
825,000	Escambia County Florida Environmental Improvement Revenue Refunding (International Paper Co. Project), Series 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	813,008
2,000,000	Miami-Dade County General Obligation Refunding, Series 2015-B, 4.00%, due 7/1/2032	2,010,166
480,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	455,280
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2034	404,128
300,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2035	344,731
250,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2036	284,885
300,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2037	336,222
		6,146,113
Georgia 3.1%
1,000,000	Main Street Natural Gas, Inc. Revenue, Series 2023-B, 5.00%, due 7/1/2053 Putable 3/1/2030	1,060,251
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,265,900
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
500,000	Series 2019-A, 5.00%, due 1/1/2032	534,916
100,000	Series 2019-A, 5.00%, due 1/1/2033	106,971
800,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	849,943
850,000	Savannah Economic Development Authority Revenue Refunding (International Paper Co. Project), Series 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	837,645
		5,655,626
Illinois 14.8%
470,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM Insured), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	510,978
500,000	Chicago General Obligation, Series 2023-A, 5.50%, due 1/1/2043	528,083
	Chicago Refunding General Obligation
200,000	Series 2020-A, 5.00%, due 1/1/2026	205,202
955,000	Series 2021-A, 4.00%, due 1/1/2035	972,067
	Cook County Sales Tax Revenue Refunding
4,250,000	Series 2021-A, 5.00%, due 11/15/2031	4,773,342
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,582,448
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
	Illinois Finance Authority Revenue
$735,000	Series 2018 (Government Program-Brookfield Lagrange Park School District No. 95 Project), 4.00%, due 12/1/2038	$744,615
1,065,000	Series 2018, (BAM Insured) (Government Program-E Prairie School District No. 73 Project), 5.00%, due 12/1/2029	1,168,869
20,000	Series 2018, (BAM Insured) (Government Program-E Prairie School District No. 73 Project), 4.00%, due 12/1/2042	20,097
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
1,000,000	Series 2019, 4.00%, due 12/15/2030	1,057,810
1,000,000	Series 2019, 4.00%, due 12/15/2031	1,054,647
	Illinois State General Obligation
2,945,000	Series 2017-D, 5.00%, due 11/1/2027	3,139,389
2,090,000	Series 2017-D, 5.00%, due 11/1/2028	2,229,960
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,983,061
500,000	Series 2021-A, 4.00%, due 3/1/2039	499,425
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AGM Insured), 4.00%, due 12/1/2026	407,476
1,140,000	Series 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,179,663
955,000	Series 2020-A, (AGM Insured), 4.00%, due 12/1/2028	988,487
500,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	541,502
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	548,710
1,060,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	1,069,862
	Springfield General Obligation
950,000	Series 2014, 4.25%, due 12/1/2027	961,720
680,000	Series 2014, 5.00%, due 12/1/2028	690,020
		26,857,433
Indiana 2.5%
1,130,000	Fairfield School Building Corp. Revenue, Series 2021, 3.00%, due 7/15/2028	1,122,731
500,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	399,380
	Indiana State Housing & Community Development Authority Single Family Mortgage Revenue
795,000	Series 2019-B, (GNMA/FNMA/FHLMC Insured), 2.40%, due 7/1/2034	693,252
295,000	Series 2020-B-1, (GNMA Insured), 1.60%, due 1/1/2031	252,211
550,000	Series 2020-B-1, (GNMA Insured), 1.75%, due 7/1/2032	464,565
505,000	Indiana State Municipal Power Agency Refunding Revenue, Series 2016-C, 5.00%, due 1/1/2027	527,764
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,080,746
		4,540,649
Iowa 1.5%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,096,910
1,205,000	Iowa State Finance Authority Single Family Mortgage Revenue, Series 2021-B, (GNMA/FNMA/FHLMC Insured), 1.85%, due 7/1/2032	1,001,435
640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	619,874
		2,718,219
Kansas 0.8%
	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project)
305,000	Series 2018, 5.00%, due 9/1/2025	313,790
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kansas – cont'd
$1,075,000	Series 2018, 5.00%, due 9/1/2027	$1,157,713
		1,471,503
Kentucky 1.7%
	Kentucky State Property & Building Commission Revenue (Project No.128)
1,000,000	Series 2023-A, 5.00%, due 11/1/2035	1,166,220
375,000	Series 2023-A, 5.50%, due 11/1/2043	430,955
1,470,000	Laurel County Judicial Center Public Properties Corp. Refunding Revenue (Justice Center Project), Series 2015, 4.00%, due 3/1/2024	1,470,292
		3,067,467
Louisiana 2.1%
	Louisiana Stadium & Exposition District Revenue Refunding
545,000	Series 2023-A, 5.00%, due 7/1/2037	622,478
2,280,000	Series 2023-A, 5.25%, due 7/1/2053	2,513,813
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	714,078
		3,850,369
Maryland 0.9%
250,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2019-A, 3.63%, due 6/1/2046	209,537 (a)
1,825,000	Maryland State Housing & Community Development Administration Department Revenue, Series 2020-D, 1.95%, due 9/1/2035	1,477,799
		1,687,336
Massachusetts 0.9%
395,000	Massachusetts Commonwealth Transportation Fund Revenue (Rail Enhancement Program), Series 2023-A, 5.00%, due 6/1/2053	434,283
1,200,000	Massachusetts Development Finance Agency Revenue Refunding, Series 2021-G, 5.00%, due 7/1/2050	1,254,112
		1,688,395
Michigan 1.8%
1,000,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,005,882
730,000	Michigan State Housing Development Authority Revenue, Series 2016-B, 2.30%, due 6/1/2025	712,240
	Walled Lake Consolidated School District
650,000	Series 2020, 5.00%, due 5/1/2032	740,879
675,000	Series 2020, 5.00%, due 5/1/2033	769,145
		3,228,146
Minnesota 0.3%
500,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	465,984
Mississippi 0.7%
100,000	Mississippi Business Finance Corp. Revenue (Chevron USA), Series 2011-C, 3.20%, due 11/1/2035	100,000 (b)
750,000	Mississippi Development Bank Special Obligation (Meridian Public School District Project), Series 2023, (BAM Insured), 4.00%, due 4/1/2037	776,865
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	335,868
		1,212,733
Missouri 0.8%
900,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	1,042,852
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Missouri – cont'd
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
$215,000	Series 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	$214,989
255,000	Series 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	253,847
		1,511,688
Nebraska 1.5%
2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	2,662,849
Nevada 0.3%
500,000	Clark County School District General Obligation, Series 2020-A, (AGM Insured), 5.00%, due 6/15/2028	546,854
New Jersey 3.5%
1,025,000	New Jersey Economic Development Authority Revenue (Portal North Bridge Project), Series 2022-A, 5.00%, due 11/1/2029	1,146,627
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,613,299
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,190,257
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	657,294
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
645,000	Series 2018-A, 5.00%, due 12/15/2032	704,561
200,000	Series 2019-A, 5.00%, due 12/15/2028	220,360
750,000	Newark General Obligation, Series 2020-A, (AGM Insured), 5.00%, due 10/1/2027	801,277
		6,333,675
New York 16.9%
140,000	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	141,399
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	296,919
	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project)
100,000	Series 2021, 5.00%, due 7/1/2033	107,781
100,000	Series 2021, 4.00%, due 7/1/2036	98,673
100,000	Series 2021, 4.00%, due 7/1/2037	97,089
320,000	Series 2021, 4.00%, due 7/1/2039	301,027
100,000	Series 2021, 4.00%, due 7/1/2040	93,072
200,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E-1, 3.20%, due 11/15/2050	200,000 (b)
100,000	Metropolitan Transportation Authority Revenue (Green Bond), Series 2020-E, 4.00%, due 11/15/2045	96,742
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM Insured), 4.00%, due 6/1/2028	847,476
600,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.80%, due 1/1/2034	600,000 (b)
500,000	New Paltz Central School District General Obligation, Series 2019, 4.00%, due 2/15/2029	516,840
2,475,000	New York City Housing Development Corp. Revenue, Series 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	2,013,965
	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds)
2,000,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-2, 3.10%, due 6/15/2050	2,000,000 (b)
3,850,000	Series 2022-DD, 4.50%, due 6/15/2033	3,850,000 (b)
1,000,000	Series 2023-DD, 5.25%, due 6/15/2047	1,138,095
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$100,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), (LOC: TD Bank N.A.), Series 2008-BB-1, 4.70%, due 6/15/2036	$100,000 (b)
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
100,000	Series 2015-C, 5.00%, due 11/1/2027	102,420
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,871,580
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	176,764
765,000	Series 2019, 5.00%, due 12/1/2038	840,461
360,000	Series 2019, 5.00%, due 12/1/2039	393,428
	New York General Obligation
1,100,000	(LOC: Bank of NY Mellon), Series 2011-D, 3.13%, due 10/1/2039	1,100,000 (b)
600,000	(LOC: TD Bank N.A.), Series 2018-E5, 3.15%, due 3/1/2048	600,000 (b)
1,700,000	Series 2012-2, 3.95%, due 4/1/2042	1,700,000 (b)
65,000	Series 2018 E-1, 5.00%, due 3/1/2031	70,661
750,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	814,053
	New York Liberty Development Corp. Refunding Revenue Green Bonds (4 World Trade Center Project)
150,000	Series 2021-A, 2.50%, due 11/15/2036	128,927
1,850,000	Series 2021-A, 2.75%, due 11/15/2041	1,496,071
800,000	New York State Dormitory Authority Personal Income Tax Revenue, Series 2014-C, 5.00%, due 3/15/2025 Pre-Refunded 3/15/2024	801,811
2,000,000	New York State Power Authority Revenue (Green Transmission Project-Green Bond), Series 2023-A, (AGM Insured), 5.13%, due 11/15/2058	2,220,589
420,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	452,252
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	301,500
300,000	Series 2022, 4.00%, due 7/1/2036	298,324
450,000	Series 2022, 4.00%, due 7/1/2039	429,087
500,000	Series 2022, 4.00%, due 7/1/2042	462,455
375,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty), Series 2023-240, 5.00%, due 7/15/2053	411,462
2,500,000	Triborough Bridge & Tunnel Authority Revenue, Series 2021-A-2, 2.00%, due 5/15/2045 Putable 5/15/2024	2,482,750
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	508,452
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	428,707
		30,590,832
North Carolina 1.1%
2,000,000	North Carolina State Turnpike Authority, Series 2020-B, 5.00%, due 2/1/2024	2,000,000
Ohio 0.9%
500,000	Ohio State Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	484,114
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014, 2.40%, due 12/1/2038 Putable 10/1/2029	885,958
175,000	Ohio State Revenue (Cleveland Clinic Health System Obligated Group), (LOC: U.S. Bank N.A.), Series 2019-F, 3.40%, due 1/1/2052	175,000 (b)
		1,545,072
Oklahoma 0.9%
1,500,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,637,136
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania 11.7%
$2,615,000	Allegheny County Hospital Development Authority Revenue Refunding (University Pittsburgh Medical Center), Series 2019-A, 5.00%, due 7/15/2029	$2,897,213
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	999,306
565,000	Series 2017, 5.00%, due 11/1/2029	601,535
500,000	Series 2017, 5.00%, due 11/1/2030	533,317
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AGM Insured), 5.00%, due 12/15/2027	161,328
70,000	Series 2017-B, (AGM Insured), 5.00%, due 12/15/2026	73,950
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AGM Insured), 5.00%, due 12/15/2025	360,928
525,000	Series 2017, (AGM Insured), 5.00%, due 12/15/2026	542,746
250,000	Series 2017, (AGM Insured), 5.00%, due 12/15/2027	258,958
655,000	Pennsylvania Economic Development Financing Authority Revenue, Series 2023-A-1, 5.00%, due 5/15/2031	743,312
1,025,000	Pennsylvania State Commonwealth General Obligation, Series 2015, 5.00%, due 3/15/2029	1,042,927
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,695,756
2,065,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027	2,132,381
515,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	576,801
	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project)
770,000	Series 2023-A, 5.00%, due 11/1/2031	884,598
500,000	Series 2023-A, 5.00%, due 11/1/2034	584,548
440,000	Series 2023-A, 5.00%, due 11/1/2035	511,522
745,000	Philadelphia School District General Obligation, Series 2018-A, 5.00%, due 9/1/2028	805,050
3,800,000	Tender Option Bond Trust Receipts/Certificates Revenue (Putters), (LOC: JP Morgan Chase Bank N.A.), Series 2023-XF1595, 3.20%, due 6/1/2031	3,800,000 (a)(b)
		21,206,176
Puerto Rico 0.5%
800,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2029	860,696
South Carolina 2.0%
1,960,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,523,334
2,000,000	South Carolina State Public Service Authority Obligation Revenue Refunding, Series 2014-C, 5.00%, due 12/1/2028	2,012,590
		3,535,924
Tennessee 0.6%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,067,423
Texas 4.0%
590,000	Central Texas Regional Mobility Authority Senior Lien Refunding Revenue, Series 2020-A, 5.00%, due 1/1/2027	620,014
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	985,402
1,000,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	1,078,045
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AGM Insured), 4.00%, due 9/1/2036	919,151
495,000	Series 2023, (AGM Insured), 4.00%, due 9/1/2037	502,807
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$750,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	$675,278
655,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD Insured), 5.00%, due 2/15/2043	730,763
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	270,651
450,000	Lower Neches Valley Authority Industrial Development Corp. Revenue (Exxon Mobil Project), Series 2011, 3.25%, due 11/1/2051	450,000 (b)
290,000	Pampa Independent School District General Obligation Refunding, Series 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	298,725
710,000	Prosper Independent School District General Obligation (School Building), Series 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	786,080
		7,316,916
Utah 3.2%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	717,099
380,000	Series 2018, 5.00%, due 5/1/2034	411,229
	Utah Infrastructure Agency Telecommunication Revenue
200,000	Series 2019-A, 4.00%, due 10/15/2036	192,586
500,000	Series 2021-A, 4.00%, due 10/15/2038	466,434
100,000	Utah State General Obligation, Series 2020-B, 3.00%, due 7/1/2030	100,678
2,805,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NATL Insured), 5.00%, due 6/15/2031	3,233,254
765,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	766,364
		5,887,644
Virginia 0.5%
1,115,000	Virginia State Housing Development Authority, Series 2021-K, 1.05%, due 12/1/2027	993,975
Washington 2.5%
85,000	North Thurston Public Schools General Obligation, Series 2016, 4.00%, due 12/1/2028	87,221
	Washington State General Obligation
1,000,000	Series 2022-C, 5.00%, due 2/1/2037	1,152,847
2,225,000	Series 2023 C, 5.00%, due 6/1/2040	2,558,182
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, 4.00%, due 12/1/2029	822,066
		4,620,316
West Virginia 2.0%
1,200,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,302,593
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AGM Insured), 5.38%, due 9/1/2053	1,638,089
700,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	717,461
		3,658,143
Wisconsin 2.4%
1,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 3.43%, due 4/1/2055	1,500,000 (a)(b)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	400,667 (a)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	395,043 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$280,000	Wisconsin State Health & Education Facility Authority Revenue Refunding (Ascension Health Credit Group), Series 2016-A, 4.00%, due 11/15/2039	$280,704
	Wisconsin State Housing & Economic Development Authority Home Ownership Revenue
675,000	Series 2021-A, 1.25%, due 3/1/2028	602,048
720,000	Series 2021-A, 1.35%, due 9/1/2028	647,560
700,000	Series 2021-A, 1.45%, due 3/1/2029	611,832
		4,437,854
Total Investments 99.4% (Cost $185,229,599)		180,366,560
Other Assets Less Liabilities 0.6%		1,162,640
Net Assets 100.0%		$181,529,200

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $6,305,247, which represents 3.5% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2024.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$180,366,560	$—	$180,366,560
Total Investments	$—	$180,366,560	$—	$180,366,560

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)
January 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 27.3%
Collateralized Mortgage Obligations 9.9%
$875,778	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.73%, due 11/26/2066	$746,446 (a)(b)
704,149	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	605,301 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
137,000	Series 2021-HQA2, Class M2, (30 day USD SOFR Average + 2.05%), 7.39%, due 12/25/2033	138,795 (a)(c)
550,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 6.84%, due 10/25/2041	549,480 (a)(c)
785,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.74%, due 2/25/2042	801,677 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.09%, due 2/25/2042	424,564 (a)(c)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.59%, due 3/25/2042	504,921 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.89%, due 8/25/2042	350,470 (a)(c)
Federal Home Loan Mortgage Corp. STACR Trust
447,319	Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.71%, due 7/25/2029	463,257 (c)
556,224	Series 2017-HQA3, Class M2, (30 day USD SOFR Average + 2.46%), 7.81%, due 4/25/2030	570,113 (c)
Federal National Mortgage Association Connecticut Avenue Securities
323,458	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 12.41%, due 8/25/2028	337,205 (c)
451,857	Series 2017-C06, Class 2M2, (30 day USD SOFR Average + 2.91%), 8.26%, due 2/25/2030	465,977 (c)
567,025	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 7.66%, due 8/25/2030	578,723 (c)
251,868	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.89%, due 10/25/2041	253,286 (a)(c)
751,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.99%, due 12/25/2041	753,584 (a)(c)
1,700,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.24%, due 12/25/2041	1,715,370 (a)(c)
625,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.44%, due 3/25/2042	650,767 (a)(c)
725,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.84%, due 3/25/2042	763,018 (a)(c)
495,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.99%, due 6/25/2042	537,387 (a)(c)
1,334,836	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.89%, due 7/25/2042	1,373,301 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.94%, due 7/25/2042	83,475 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.94%, due 7/25/2042	474,150 (a)(c)
738,580	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.74%, due 12/25/2042	757,968 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.69%, due 1/25/2043	258,594 (a)(c)
384,289	GCAT Trust, Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	309,266 (a)(b)
27,175	Harborview Mortgage Loan Trust, Series 2004-4, Class 3A, (1 mo. USD Term SOFR + 1.24%), 6.59%, due 6/19/2034	25,035 (c)
364,472	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.05%, due 3/25/2054	366,294 (a)(c)
220,415	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	203,165 (a)(b)
406,469	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	332,053 (a)(b)
817,741	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	766,999 (a)
Verus Securitization Trust
327,345	Series 2021-3, Class A3, 1.44%, due 6/25/2066	272,160 (a)(b)
356,055	Series 2021-6, Class A3, 1.89%, due 10/25/2066	302,097 (a)(b)
310,425	Series 2022-7, Class A1, 5.15%, due 7/25/2067	311,354 (a)(d)
17,046,252
Commercial Mortgage-Backed 9.6%
534,869	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	509,676
BBCMS Mortgage Trust
221,948	Series 2020-C7, Class A1, 1.08%, due 4/15/2053	217,010
4,387,065	Series 2021-C11, Class XA, 1.49%, due 9/15/2054	303,859 (b)(e)
1,878,634	Series 2022-C17, Class XA, 1.33%, due 9/15/2055	143,849 (b)(e)
459,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	426,079 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
Benchmark Mortgage Trust
$137,447	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	$128,157
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	291,824
225,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	167,604 (b)
7,418,852	Series 2021-B30, Class XA, 0.92%, due 11/15/2054	352,540 (b)(e)
234,000	Series 2023-B40, Class B, 6.58%, due 12/15/2056	251,402 (b)
88,000	Series 2023-B40, Class C, 7.64%, due 12/15/2056	94,134 (b)
68,000	Series 2024-V5, Class B, 6.06%, due 1/10/2057	68,987
29,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	28,848 (b)
300,000	Series 2019-B10, Class B, 4.18%, due 3/15/2062	252,144 (b)
228,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 9.03%, due 4/15/2037	222,799 (a)(c)
BX Commercial Mortgage Trust
100,000	Series 2021-VOLT, Class A, (1 mo. USD Term SOFR + 0.81%), 6.15%, due 9/15/2036	98,656 (a)(c)
1,640,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.10%, due 9/15/2036	1,609,105 (a)(c)
233,750	Series 2019-XL, Class D, (1 mo. USD Term SOFR + 1.56%), 6.90%, due 10/15/2036	232,856 (a)(c)
BX Trust
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.94%, due 2/15/2041	335,370 (a)(c)(f)
471,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	415,444 (a)(b)
CAMB Commercial Mortgage Trust
1,429,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 7.38%, due 12/15/2037	1,424,079 (a)(c)
595,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 7.78%, due 12/15/2037	589,422 (a)(c)
140,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 8.18%, due 12/15/2037	138,425 (a)(c)
Citigroup Commercial Mortgage Trust
206,000	Series 2023-PRM3, Class C, 6.57%, due 7/10/2028	204,347 (a)(b)
170,000	Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	170,682 (a)(b)
182,599	Series 2015-GC27, Class AAB, 2.94%, due 2/10/2048	180,899
210,683	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	205,089
COMM Mortgage Trust
1,000,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	864,000
39,731	Series 2014-UBS2, Class A5, 3.96%, due 3/10/2047	39,662
1,203,777	Series 2014-UBS3, Class XA, 1.19%, due 6/10/2047	12 (b)(e)
110,037	Series 2014-CR19, Class ASB, 3.50%, due 8/10/2047	109,439
4,380,062	Series 2014-UBS6, Class XA, 0.97%, due 12/10/2047	13,950 (b)(e)
166,651	Series 2015-PC1, Class ASB, 3.61%, due 7/10/2050	164,934
CSAIL Commercial Mortgage Trust
6,190,183	Series 2016-C5, Class XA, 1.05%, due 11/15/2048	75,130 (b)(e)
344,426	Series 2016-C5, Class ASB, 3.53%, due 11/15/2048	338,337
640,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	607,950 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	81,684 (b)(e)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
5,184,575	Series KW03, Class X1, 0.97%, due 6/25/2027	99,064 (b)(e)
3,394,190	Series K095, Class X1, 1.08%, due 6/25/2029	139,463 (b)(e)
5,258,174	Series K096, Class X1, 1.26%, due 7/25/2029	260,100 (b)(e)
4,100,000	Series K098, Class XAM, 1.52%, due 8/25/2029	269,577 (b)(e)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.62%, due 2/10/2056	139,565 (b)
GS Mortgage Securities Trust
59,349	Series 2010-C1, Class B, 5.15%, due 8/10/2043	59,026 (a)
4,287,650	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	43 (b)(e)
14,476,901	Series 2015-GC30, Class XA, 0.85%, due 5/10/2050	92,014 (b)(e)
400,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.33%, due 11/5/2038	376,924 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$400,000	Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, due 8/10/2038	$375,944 (a)
403,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. USD Term SOFR + 2.49%), 7.82%, due 8/15/2039	404,768 (a)(c)
356,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	228,730 (a)(b)
246,815	Med Trust, Series 2021-MDLN, Class F, (1 mo. USD Term SOFR + 4.11%), 9.45%, due 11/15/2038	242,496 (a)(c)
152,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	138,421 (b)
137,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.22%, due 12/15/2051	120,921 (b)
MSWF Commercial Mortgage Trust
19,000	Series 2023-2, Class D, 4.00%, due 12/15/2056	12,930 (a)
57,000	Series 2023-2, Class C, 7.25%, due 12/15/2056	60,038 (b)
1,025,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class D, (1 mo. USD Term SOFR + 2.66%), 7.99%, due 11/15/2038	681,217 (a)(c)
285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 6.15%, due 3/15/2036	277,875 (a)(c)
237,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.63%, due 10/19/2036	237,370 (a)(c)
Taubman Centers Commercial Mortgage Trust
185,000	Series 2022-DPM, Class A, (1 mo. USD Term SOFR + 2.19%), 7.52%, due 5/15/2037	184,536 (a)(c)
216,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.27%, due 5/15/2037	215,593 (a)(c)
181,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 9.11%, due 5/15/2037	180,319 (a)(c)
Wells Fargo Commercial Mortgage Trust
270,000	Series 2014-LC18, Class A5, 3.41%, due 12/15/2047	263,654
3,783,623	Series 2019-C52, Class XA, 1.75%, due 8/15/2052	225,329 (b)(e)
16,644,301
Federal Home Loan Mortgage Corp. 4.3%
Pass-Through Certificates
62,530	4.50%, due 11/1/2039	62,315
3,970,883	5.50%, due 9/1/2052 - 4/1/2053	3,985,445
3,308,107	6.00%, due 10/1/2052 - 3/1/2053	3,355,548
7,403,308
Federal National Mortgage Association 3.5%
Pass-Through Certificates
85,153	4.50%, due 4/1/2039 - 5/1/2044	84,508
2,661,986	5.50%, due 11/1/2052 - 5/1/2053	2,672,064
3,161,559	6.00%, due 11/1/2052 - 10/1/2053	3,211,217
5,967,789
Total Mortgage-Backed Securities (Cost $50,058,216)		47,061,650
Asset-Backed Securities 17.1%
875,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, (3 mo. USD Term SOFR + 1.46%), 6.78%, due 10/15/2034	872,552 (a)(c)
681,252	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	611,134 (a)
367,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, due 12/15/2028	370,182 (a)
Avis Budget Rental Car Funding AESOP LLC
171,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	162,523 (a)
225,000	Series 2022-5A, Class CN, 9.27%, due 4/20/2027	225,849 (a)(f)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	437,456 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	246,819 (a)
226,300	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	201,595 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$591,013	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	$595,872 (a)
CCG Receivables Trust
246,197	Series 2023-1, Class A2, 5.82%, due 9/16/2030	247,851 (a)
418,000	Series 2023-2, Class A2, 6.28%, due 4/14/2032	425,046 (a)
1,140,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,115,898 (a)
CyrusOne Data Centers Issuer I LLC
186,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	170,060 (a)
244,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	233,357 (a)
279,547	Dell Equipment Finance Trust, Series 2023-1, Class A2, 5.65%, due 9/22/2028	279,610 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 8.21%, due 4/18/2031	974,851 (a)(c)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.80%, due 10/20/2034	435,711 (a)(c)
326,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	328,273 (a)
Hilton Grand Vacations Trust
161,898	Series 2018-AA, Class A, 3.54%, due 2/25/2032	157,823 (a)
114,320	Series 2022-2A, Class A, 4.30%, due 1/25/2037	111,562 (a)
237,381	Series 2022-2A, Class B, 4.74%, due 1/25/2037	231,247 (a)
135,000	JP Morgan Mortgage Trust, Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 7.45%, due 5/25/2054	135,513 (a)(c)
203,590	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	197,009 (a)
539,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	534,235 (a)
MVW LLC
285,291	Series 2021-2A, Class A, 1.43%, due 5/20/2039	265,002 (a)
202,402	Series 2021-2A, Class B, 1.83%, due 5/20/2039	186,818 (a)
80,206	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	73,951 (a)
Navient Private Education Refi Loan Trust
250,492	Series 2021-BA, Class A, 0.94%, due 7/15/2069	219,536 (a)
245,591	Series 2021-CA, Class A, 1.06%, due 10/15/2069	215,311 (a)
268,052	Series 2021-EA, Class A, 0.97%, due 12/16/2069	232,704 (a)
533,204	Series 2021-FA, Class A, 1.11%, due 2/18/2070	455,123 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A2, (3 mo. USD Term SOFR + 2.30%), 7.61%, due 7/15/2035	1,204,872 (a)(c)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 9.49%, due 10/25/2032	1,001,803 (a)(c)
422,000	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	419,234 (a)
1,000,000	Park Blue CLO Ltd., Series 2022-1A, Class A1, (3 mo. USD Term SOFR + 2.45%), 7.77%, due 10/20/2034	1,006,921 (a)(c)
PFS Financing Corp.
960,000	Series 2021-A, Class A, 0.71%, due 4/15/2026	950,163 (a)
300,000	Series 2021-B, Class A, 0.77%, due 8/15/2026	292,184 (a)
673,000	Series 2022-A, Class A, 2.47%, due 2/15/2027	653,584 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	532,236 (a)
3,100,000	RRX 3 Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.58%), 6.90%, due 4/15/2034	3,106,488 (a)(c)
87,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	87,661
410,000	SBA Tower Trust, Series 2014-2A, Class C, 3.87%, due 10/15/2049	403,722 (a)
103,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	103,757 (a)
Sierra Timeshare Receivables Funding LLC
127,358	Series 2019-1A, Class C, 3.77%, due 1/20/2036	126,529 (a)
43,793	Series 2019-2A, Class A, 2.59%, due 5/20/2036	43,135 (a)
52,700	Series 2020-2A, Class C, 3.51%, due 7/20/2037	51,095 (a)
139,599	Series 2022-1A, Class A, 3.05%, due 10/20/2038	134,466 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$186,495	Series 2022-1A, Class C, 3.94%, due 10/20/2038	$178,800 (a)
190,416	Series 2023-2A, Class C, 7.30%, due 4/20/2040	195,128 (a)
106,039	Series 2022-2A, Class B, 5.04%, due 6/20/2040	104,583 (a)
184,684	Series 2023-3A, Class B, 6.44%, due 9/20/2040	188,804 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. USD Term SOFR + 1.53%), 6.85%, due 4/20/2033	1,001,991 (a)(c)
66,729	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	66,669 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	451,114 (a)
344,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	339,158 (a)
Taco Bell Funding LLC
258,750	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	254,852 (a)
191,588	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	173,660 (a)
380,900	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	347,340 (a)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 8.78%, due 4/15/2033	488,373 (a)(c)
739,000	T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, due 5/22/2028	737,798 (a)
442,000	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	442,000 (a)(c)
302,301	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	304,270 (a)
1,000,000	Voya CLO Ltd., Series 2016-2A, Class CR, (3 mo. USD Term SOFR + 4.26%), 9.57%, due 7/19/2028	996,185 (a)(c)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 7.12%, due 10/20/2036	1,207,945 (a)(c)
875,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.80%, due 10/15/2034	874,867 (a)(c)
Total Asset-Backed Securities (Cost $29,657,933)		29,421,860

Corporate Bonds 43.9%
Aerospace & Defense 2.6%
1,025,000	Boeing Co., 2.70%, due 2/1/2027	959,584
2,975,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	3,034,049
TransDigm, Inc.
400,000	6.25%, due 3/15/2026	397,280 (a)
165,000	5.50%, due 11/15/2027	160,530
4,551,443
Airlines 1.0%
275,000	American Airlines, Inc., 7.25%, due 2/15/2028	278,729 (a)
555,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	545,027 (a)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	112,019 (a)
271,249	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	268,045 (a)
210,000	Latam Airlines Group SA, 13.38%, due 10/15/2027	235,198 (a)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
130,000	7.88%, due 5/1/2027	108,580 (a)
160,000	9.50%, due 6/1/2028	135,579 (a)
1,683,177
Auto Manufacturers 3.0%
Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	46,172
390,000	7.35%, due 11/4/2027	410,233
130,000	6.80%, due 5/12/2028	135,084
320,000	2.90%, due 2/10/2029	280,813
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers – cont'd
General Motors Financial Co., Inc.
$490,000	3.80%, due 4/7/2025	$481,797
1,945,000	5.40%, due 4/6/2026	1,957,382
Volkswagen Group of America Finance LLC
1,010,000	3.35%, due 5/13/2025	985,703 (a)
850,000	6.00%, due 11/16/2026	871,776 (a)
5,168,960
Auto Parts & Equipment 0.2%
260,000	IHO Verwaltungs GmbH, 6.00% Cash/6.75% PIK, due 5/15/2027	257,426 (a)(g)
Banks 13.9%
Banco Santander SA
450,000	2.75%, due 5/28/2025	434,759
1,440,000	5.15%, due 8/18/2025	1,433,517
Bank of America Corp.
425,000	3.95%, due 4/21/2025	418,174
1,000,000	3.84%, due 4/25/2025	995,493 (h)
1,980,000	3.38%, due 4/2/2026	1,935,414 (h)
Citigroup, Inc.
1,175,000	3.35%, due 4/24/2025	1,168,642 (h)
1,400,000	2.01%, due 1/25/2026	1,351,276 (h)
Goldman Sachs Group, Inc.
780,000	(Secured Overnight Financing Rate + 0.51%), 5.86%, due 9/10/2024	779,428 (c)
2,230,000	1.95%, due 10/21/2027	2,050,891 (h)
JPMorgan Chase & Co.
1,100,000	2.30%, due 10/15/2025	1,075,785 (h)
1,225,000	4.08%, due 4/26/2026	1,206,983 (h)
985,000	1.47%, due 9/22/2027	899,099 (h)
500,000	5.04%, due 1/23/2028	502,139 (h)
Morgan Stanley
385,000	3.62%, due 4/17/2025	383,343 (h)
1,560,000	0.79%, due 5/30/2025	1,530,651 (h)
2,265,000	1.59%, due 5/4/2027	2,097,596 (h)
400,000	Morgan Stanley Bank NA, 4.95%, due 1/14/2028	401,085 (h)
630,000	PNC Financial Services Group, Inc., 5.30%, due 1/21/2028	635,578 (h)
1,035,000	Royal Bank of Canada, 3.38%, due 4/14/2025	1,016,435
1,485,000	U.S. Bancorp, 5.73%, due 10/21/2026	1,499,687 (h)
2,115,000	Wells Fargo & Co., 3.91%, due 4/25/2026	2,079,170 (h)
23,895,145
Building Materials 0.3%
320,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	328,053 (a)
223,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	216,200 (a)
544,253
Chemicals 0.5%
120,000	INEOS Finance PLC, 7.50%, due 4/15/2029	119,190 (i)
330,000	Olympus Water U.S. Holding Corp., 7.13%, due 10/1/2027	331,186 (a)
415,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	403,417 (a)
853,793
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services 0.3%
$550,000	APX Group, Inc., 6.75%, due 2/15/2027	$549,985 (a)
Cosmetics - Personal Care 0.2%
400,000	Haleon U.S. Capital LLC, 3.02%, due 3/24/2024	398,435
Diversified Financial Services 1.3%
460,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 7/15/2025	466,473
1,040,000	Capital One Financial Corp., 4.17%, due 5/9/2025	1,035,348 (h)
175,000	GTP Acquisition Partners I LLC, 3.48%, due 6/16/2025	171,552 (a)
515,000	OneMain Finance Corp., 3.50%, due 1/15/2027	471,188
2,144,561
Electric 3.1%
2,135,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	2,023,044
495,000	Duke Energy Corp., 2.65%, due 9/1/2026	470,663
NextEra Energy Capital Holdings, Inc.
1,850,000	5.75%, due 9/1/2025	1,868,682
980,000	4.95%, due 1/29/2026	980,042
5,342,431
Electronics 0.2%
345,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	310,979 (a)
Engineering & Construction 0.1%
270,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	243,905 (a)
Entertainment 1.2%
1,990,000	Warnermedia Holdings, Inc., 6.41%, due 3/15/2026	1,990,301
Environmental Control 0.1%
170,000	Madison IAQ LLC, 4.13%, due 6/30/2028	156,213 (a)
Healthcare - Products 0.2%
340,000	Medline Borrower LP, 5.25%, due 10/1/2029	317,019 (a)
Holding Companies - Diversified 0.2%
310,000	Benteler International AG, 10.50%, due 5/15/2028	330,830 (a)
Insurance 0.8%
230,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 7.00%, due 1/15/2031	232,438 (a)
360,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	339,990 (a)
785,000	Jackson National Life Global Funding, 1.75%, due 1/12/2025	758,393 (a)
1,330,821
Internet 0.5%
775,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	786,393 (a)
Leisure Time 0.4%
290,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	287,483 (a)
230,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	221,313 (a)
250,000	VOC Escrow Ltd., 5.00%, due 2/15/2028	238,725 (a)
747,521
Machinery - Diversified 0.2%
320,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	317,314 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media 0.7%
$350,000	CSC Holdings LLC, 5.50%, due 4/15/2027	$314,470 (a)
940,000	Fox Corp., 3.05%, due 4/7/2025	917,148
1,231,618
Oil & Gas 1.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
460,000	7.00%, due 11/1/2026	459,731 (a)
170,000	5.88%, due 6/30/2029	160,130 (a)
465,000	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	481,141 (a)
Civitas Resources, Inc.
995,000	8.38%, due 7/1/2028	1,046,454 (a)
340,000	8.63%, due 11/1/2030	362,630 (a)
250,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	229,562 (a)
230,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	233,580 (a)
2,973,228
Packaging & Containers 0.1%
230,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	232,404 (a)
Pharmaceuticals 1.4%
605,000	Bayer U.S. Finance LLC, 6.13%, due 11/21/2026	614,113 (a)
1,885,000	CVS Health Corp., 3.63%, due 4/1/2027	1,824,650
2,438,763
Pipelines 3.0%
360,000	Enbridge, Inc., 5.90%, due 11/15/2026	369,970
980,000	Energy Transfer LP, 6.05%, due 12/1/2026	1,006,609
180,000	EQM Midstream Partners LP, 7.50%, due 6/1/2027	185,201 (a)
305,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	313,545
1,215,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	1,218,145 (f)
540,000	MPLX LP, 4.88%, due 6/1/2025	537,496
New Fortress Energy, Inc.
360,000	6.75%, due 9/15/2025	355,698 (a)
365,000	6.50%, due 9/30/2026	353,622 (a)
460,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	452,525 (a)
320,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	323,420 (a)
5,116,231
Real Estate Investment Trusts 2.0%
American Tower Corp.
870,000	1.60%, due 4/15/2026	809,287
1,635,000	1.45%, due 9/15/2026	1,494,438
432,000	American Tower Trust 1, 5.49%, due 3/15/2028	437,841 (a)
350,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%, due 5/15/2029	320,687 (a)
310,000	XHR LP, 6.38%, due 8/15/2025	310,102 (a)
3,372,355
Retail 0.1%
150,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 1/15/2028	141,163 (a)
Semiconductors 0.6%
1,145,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	1,069,198
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software 1.6%
$2,550,000	Oracle Corp., 1.65%, due 3/25/2026	$2,383,134
445,000	UKG, Inc., 6.88%, due 2/1/2031	450,006 (a)(f)
		2,833,140
Telecommunications 2.2%
1,675,000	AT&T, Inc., 1.70%, due 3/25/2026	1,569,486
410,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	215,250 (a)
	T-Mobile USA, Inc.
1,150,000	2.25%, due 2/15/2026	1,090,303
1,010,000	3.75%, due 4/15/2027	979,192
		3,854,231
Water 0.2%
330,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	330,535 (a)
Total Corporate Bonds (Cost $76,348,605)		75,513,771

Loan Assignments(c)1.9%
Aerospace & Defense 0.1%
187,972	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 2/1/2028	187,529
Air Transport 0.1%
153,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.33%, due 4/20/2028	156,548
Business Equipment & Services 0.2%
361,210	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.20%, due 5/18/2025	360,817
Diversified Financial Services 0.3%
498,750	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 6/22/2028	498,416
Diversified Insurance 0.2%
399,000	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.57%, due 6/20/2030	398,960
Health Care 0.3%
188,561	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.45%, due 10/23/2028	188,148
368,150	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 3/6/2027	367,461
		555,609
Industrial Equipment 0.1%
98,825	Gates Global LLC, Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.93%, due 3/31/2027	98,644
Internet 0.1%
160,185	Gen Digital, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.43%, due 9/12/2029	159,607
Leisure Goods - Activities - Movies 0.2%
318,400	Carnival Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 8/8/2027	318,161
Life Sciences Tools & Services 0.2%
430,000	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.35%, due 9/27/2030	419,555
Retailers (except food & drug) 0.1%
175,597	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.86%, due 3/3/2028	164,622
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications 0.0%(j)
$4,765	Lumen Technologies, Inc., Term Loan A, due 6/1/2028	$4,765 (i)(k)(l)
Total Loan Assignments (Cost $3,309,625)		3,323,233
Number of Shares

Short-Term Investments 4.5%
Investment Companies 4.5%
7,740,939	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(m) (Cost $7,740,939)	7,740,939
Total Investments 94.7% (Cost $167,115,318)		163,061,453
Other Assets Less Liabilities 5.3%		9,176,268 (n)
Net Assets 100.0%		$172,237,721

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $72,640,098, which represents 42.2% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2024.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $2,229,370, which represents 1.3% of net assets of the Fund.
(g)	Payment-in-kind (PIK) security.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	Represents less than 0.05% of net assets of the Fund.
(k)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $4,765, which represents 0.0%
of net assets of the Fund.

(l)	All or a portion of this security had not settled as of January 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Represents 7-day effective yield as of January 31, 2024.
(n)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$133,330,372	77.4%
Cayman Islands	11,964,614	6.9%
Germany	3,046,332	1.8%
Spain	1,868,276	1.1%
Canada	1,527,568	0.9%
Jersey	1,207,945	0.7%
Ireland	964,889	0.6%
Mexico	481,141	0.3%
Austria	330,830	0.2%
Switzerland	244,159	0.1%
Chile	235,198	0.1%
Luxembourg	119,190	0.1%
Short-Term Investments and Other Assets—Net	16,917,207	9.8%
	$172,237,721	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	497	U.S. Treasury Note, 2 Year	$102,211,156	$323,201
Total Long Positions			$102,211,156	$323,201

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	34	U.S. Treasury Note, 10 Year	$(3,819,156)	$(120,926)
3/2024	168	U.S. Treasury Note, 5 Year	(18,209,625)	(369,488)
3/2024	19	U.S. Treasury Note, Ultra 10 Year	(2,220,625)	(19,282)
3/2024	12	U.S. Treasury Ultra Bond	(1,550,625)	(14,756)
Total Short Positions			$(25,800,031)	$(524,452)
Total Futures				$(201,251)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$47,061,650	$—	$47,061,650
Asset-Backed Securities	—	29,421,860	—	29,421,860
Corporate Bonds#	—	75,513,771	—	75,513,771
Loan Assignments#	—	3,323,233	—	3,323,233
Short-Term Investments	—	7,740,939	—	7,740,939
Total Investments	$—	$163,061,453	$—	$163,061,453

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$323,201	$—	$—	$323,201
Liabilities	(524,452)	—	—	(524,452)
Total	$(201,251)	$—	$—	$(201,251)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
January 31, 2024

Principal Amount(a)		Value
U.S. Treasury Obligations 1.6%
U.S. Treasury Bonds
$19,180,000	2.25%, due 8/15/2046 - 2/15/2052	$12,954,393
10,825,000	2.38%, due 5/15/2051	7,492,084
46,380,000	U.S. Treasury Notes, 3.38%, due 5/15/2033	44,329,134
Total U.S. Treasury Obligations (Cost $64,769,850)		64,775,611
U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,629,398)	2,305,722

Mortgage-Backed Securities 61.1%
Collateralized Mortgage Obligations 7.9%
Federal Home Loan Mortgage Corp. REMICS
4,150,228	Series 4117, Class IO, 4.00%, due 10/15/2042	684,162 (b)
5,807,178	Series 4150, Class SP, (6.04% - 30 day USD SOFR Average), 0.69%, due 1/15/2043	571,356 (b)(c)
2,739,107	Series 4456, Class SA, (6.04% - 30 day USD SOFR Average), 0.69%, due 3/15/2045	337,402 (b)(c)
2,610,898	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 0.54%, due 10/15/2046	330,968 (b)(c)
4,877,887	Series 4994, Class LI, 4.00%, due 12/25/2048	897,473 (b)
3,354,811	Series 5146, Class EC, 1.50%, due 2/25/2049	2,679,213
3,675,398	Series 4953, Class BI, 4.50%, due 2/25/2050	724,988 (b)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
4,380,000	Series 2021-DNA5, Class B1, (30 day USD SOFR Average + 3.05%), 8.39%, due 1/25/2034	4,615,251 (c)(d)
7,644,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 8.74%, due 10/25/2041	7,858,825 (c)(d)
3,380,200	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 7.14%, due 11/25/2041	3,401,322 (c)(d)
4,833,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 8.99%, due 11/25/2041	5,002,003 (c)(d)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 9.09%, due 12/25/2041	2,526,440 (c)(d)
13,089,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 7.84%, due 1/25/2042	13,210,505 (c)(d)
4,200,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.74%, due 2/25/2042	4,289,228 (c)(d)
8,054,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.09%, due 2/25/2042	8,380,967 (c)(d)
10,100,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.59%, due 3/25/2042	10,873,570 (c)(d)
5,496,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 8.24%, due 4/25/2042	5,702,100 (c)(d)
5,000,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 9.84%, due 6/25/2042	5,410,563 (c)(d)
9,447,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 9.04%, due 9/25/2042	10,061,055 (c)(d)
5,000,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 11.09%, due 9/25/2042	5,543,128 (c)(d)
2,824,285	Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-DNA1, Class M2, (30 day USD SOFR Average + 1.91%), 7.26%, due 7/25/2030	2,854,307 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Federal National Mortgage Association Connecticut Avenue Securities
$4,055,416	Series 2017-C06, Class 2M2, (30 day USD SOFR Average + 2.91%), 8.26%, due 2/25/2030	$4,182,147 (c)
1,052,456	Series 2017-C07, Class 1M2, (30 day USD SOFR Average + 2.51%), 7.86%, due 5/25/2030	1,076,136 (c)
1,926,748	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 7.66%, due 8/25/2030	1,966,497 (c)
339,097	Series 2018-C04, Class 2M2, (30 day USD SOFR Average + 2.66%), 8.01%, due 12/25/2030	350,541 (c)
1,972,299	Series 2018-C05, Class 1M2, (30 day USD SOFR Average + 2.46%), 7.81%, due 1/25/2031	2,021,607 (c)
6,294,802	Series 2019-R04, Class 2B1, (30 day USD SOFR Average + 5.36%), 10.71%, due 6/25/2039	6,721,074 (c)(d)
4,227,345	Series 2019-R05, Class 1B1, (30 day USD SOFR Average + 4.21%), 9.56%, due 7/25/2039	4,426,285 (c)(d)
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 8.46%, due 1/25/2040	2,267,409 (c)(d)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 8.71%, due 1/25/2040	11,661,097 (c)(d)
9,074,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.99%, due 12/25/2041	9,105,215 (c)(d)
8,504,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.24%, due 12/25/2041	8,580,885 (c)(d)
5,182,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 9.84%, due 1/25/2042	5,470,205 (c)(d)
6,211,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.44%, due 3/25/2042	6,467,057 (c)(d)
11,745,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.84%, due 3/25/2042	12,360,896 (c)(d)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 11.59%, due 3/25/2042	5,565,209 (c)(d)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.94%, due 7/25/2042	4,233,604 (c)(d)
5,000,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.94%, due 7/25/2042	5,450,218 (c)(d)
6,108,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 9.09%, due 12/25/2042	6,534,244 (c)(d)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.69%, due 1/25/2043	6,828,376 (c)(d)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.50%), 10.89%, due 1/25/2043	1,900,094 (c)(d)
1,725,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 10.69%, due 5/25/2043	1,893,093 (c)(d)
1,725,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 10.09%, due 6/25/2043	1,859,301 (c)(d)
Federal National Mortgage Association Interest Strip
6,021,142	Series 413, Class C26, 4.00%, due 10/25/2041	1,058,149 (b)
7,732,554	Series 418, Class C24, 4.00%, due 8/25/2043	1,420,048 (b)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Federal National Mortgage Association REMICS
$20,795	Series 2012-96, Class PS, (6.59% - 30 day USD SOFR Average), 1.24%, due 7/25/2041	$18 (b)(c)
5,695,410	Series 2019-49, Class DS, (6.04% - 30 day USD SOFR Average), 0.69%, due 6/25/2043	736,757 (b)(c)
6,835,957	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 0.64%, due 12/25/2044	790,684 (b)(c)
3,604,924	Series 2016-8, Class SB, (5.99% - 30 day USD SOFR Average), 0.64%, due 3/25/2046	370,465 (b)(c)
3,224,880	Series 2016-31, Class HS, (5.89% - 30 day USD SOFR Average), 0.54%, due 6/25/2046	409,614 (b)(c)
3,654,207	Series 2016-67, Class KS, (5.89% - 30 day USD SOFR Average), 0.54%, due 9/25/2046	460,584 (b)(c)
6,166,570	Series 2016-62, Class SA, (5.89% - 30 day USD SOFR Average), 0.54%, due 9/25/2046	709,794 (b)(c)
7,213,300	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 0.64%, due 7/25/2049	828,447 (b)(c)
13,547,624	Series 2021-76, Class AI, 3.50%, due 11/25/2051	2,250,325 (b)
Government National Mortgage Association REMICS
1,640,456	Series 2013-186, Class SA, (5.99% - 1 mo. USD Term SOFR), 0.65%, due 12/16/2043	188,057 (b)(c)
9,612,943	Series 2015-144, Class HS, (6.09% - 1 mo. USD Term SOFR), 0.75%, due 10/20/2045	1,213,289 (b)(c)
4,639,491	Series 2015-187, Class AI, 4.50%, due 12/20/2045	860,233 (b)
6,334,616	Series 2017-112, Class KS, (6.09% - 1 mo. USD Term SOFR), 0.75%, due 7/20/2047	792,421 (b)(c)
7,575,427	Series 2020-86, Class WK, 1.00%, due 6/20/2050	5,779,990
9,423,998	Series 2020-107, Class AB, 1.00%, due 7/20/2050	7,200,871
7,862,631	Series 2020-112, Class KA, 1.00%, due 8/20/2050	5,999,006
8,612,749	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,154,416 (b)
14,447,867	Series 2021-30, Class DI, 2.50%, due 2/20/2051	1,961,499 (b)
6,986,795	Series 2021-103, Class HE, 2.00%, due 6/20/2051	5,822,151
7,143,165	Series 2021-119, Class NC, 1.50%, due 7/20/2051	5,868,823
19,454,603	Series 2022-140, Class NI, 3.00%, due 7/20/2051	2,899,076 (b)
5,986,845	Series 2021-139, Class IE, 3.50%, due 8/20/2051	997,745 (b)
10,154,859	Series 2021-196, Class IO, 2.50%, due 11/20/2051	1,382,067 (b)
191,052	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 1A1, (1 mo. USD Term SOFR + 0.43%), 5.77%, due 10/25/2036	167,215 (c)
7,743,111	Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	6,372,584 (d)(e)
11,042,265	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	9,020,672 (d)(e)
21,435,569	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	17,671,820 (d)(e)
5,946,005	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	5,577,044 (d)
Verus Securitization Trust
20,928,934	Series 2021-6, Class A1, 1.63%, due 10/25/2066	17,758,052 (d)(e)
5,382,262	Series 2021-6, Class A3, 1.89%, due 10/25/2066	4,566,607 (d)(e)
2,977,628	Series 2022-4, Class A3, 4.74%, due 4/25/2067	2,853,808 (d)(e)
322,018,347
Commercial Mortgage-Backed 6.1%
BANK
1,828,000	Series 2019-BN17, Class C, 4.66%, due 4/15/2052	1,549,664 (e)
1,376,000	Series 2021-BN38, Class C, 3.32%, due 12/15/2064	1,018,377 (e)
3,786,000	BANK5, Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	3,899,538 (e)(f)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,693,712
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
BBCMS Mortgage Trust
$93,325,917	Series 2021-C11, Class XA, 1.49%, due 9/15/2054	$6,463,986 (b)(e)
32,974,816	Series 2022-C17, Class XA, 1.33%, due 9/15/2055	2,524,911 (b)(e)
2,439,000	Series 2024-C24, Class B, 5.72%, due 2/15/2057	2,478,610 (f)
3,150,000	Series 2024-C24, Class C, 6.00%, due 2/15/2057	3,125,827 (f)
Benchmark Mortgage Trust
3,200,000	Series 2020-B16, Class C, 3.53%, due 2/15/2053	2,493,153 (e)
3,864,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	2,878,311 (e)
47,207,712	Series 2021-B30, Class XA, 0.92%, due 11/15/2054	2,243,287 (b)(e)
810,000	Series 2023-B40, Class D, 4.00%, due 12/15/2056	543,157 (d)
5,315,000	Series 2023-B40, Class B, 6.58%, due 12/15/2056	5,710,271 (e)
2,730,000	Series 2023-B40, Class C, 7.64%, due 12/15/2056	2,920,306 (e)
467,000	Series 2024-V5, Class D, 4.00%, due 1/10/2057	361,159 (d)
1,535,000	Series 2024-V5, Class B, 6.06%, due 1/10/2057	1,557,289
691,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	687,385 (e)
BMO Mortgage Trust
1,731,000	Series 2023-C5, Class C, 6.85%, due 6/15/2056	1,748,959 (e)
1,928,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	2,007,538 (e)(f)
8,573,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 9.03%, due 4/15/2037	8,377,428 (c)(d)
BX Commercial Mortgage Trust
760,000	Series 2021-VOLT, Class C, (1 mo. USD Term SOFR + 1.21%), 6.55%, due 9/15/2036	746,637 (c)(d)
8,865,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.10%, due 9/15/2036	8,697,999 (c)(d)
2,465,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 7.85%, due 9/15/2036	2,416,081 (c)(d)
606,900	Series 2019-XL, Class D, (1 mo. USD Term SOFR + 1.56%), 6.90%, due 10/15/2036	604,580 (c)(d)
2,718,000	Series 2024-XL4, Class B, (1 mo. USD Term SOFR + 1.79%), 6.79%, due 2/15/2039	2,717,425 (c)(d)(f)
2,542,000	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 7.19%, due 2/15/2039	2,541,929 (c)(d)(f)
2,500,000	Series 2023-XL3, Class B, (1 mo. USD Term SOFR + 2.19%), 7.52%, due 12/9/2040	2,520,326 (c)(d)
2,400,000	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 8.92%, due 12/9/2040	2,421,041 (c)(d)
BX Trust
8,224,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.94%, due 2/15/2041	8,208,580 (c)(d)(f)
1,105,000	Series 2019-OC11, Class B, 3.61%, due 12/9/2041	995,566 (d)
1,298,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,167,715 (d)
9,916,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	8,746,375 (d)(e)
CAMB Commercial Mortgage Trust
1,000,000	Series 2019-LIFE, Class C, (1 mo. USD Term SOFR + 1.75%), 7.08%, due 12/15/2037	996,875 (c)(d)
2,374,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 7.38%, due 12/15/2037	2,365,825 (c)(d)
1,620,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 7.78%, due 12/15/2037	1,604,813 (c)(d)
4,530,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 8.18%, due 12/15/2037	4,479,037 (c)(d)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.57%, due 7/10/2028	2,405,539 (d)(e)
2,011,332	Series 2013-375P, Class A, 3.25%, due 5/10/2035	1,935,419 (d)
2,776,000	Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	2,787,130 (d)(e)
44,397,115	Series 2014-GC25, Class XA, 1.09%, due 10/10/2047	106,003 (b)(e)
23,843,223	Series 2015-GC27, Class XA, 1.45%, due 2/10/2048	190,169 (b)(e)
1,843,000	Series 2017-P8, Class C, 4.40%, due 9/15/2050	1,622,828 (e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
COMM Mortgage Trust
$457	Series 2012-CR3, Class XA, 1.02%, due 10/15/2045	$— (b)(e)
6,200,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	5,356,800
2,248,000	Series 2013-CR8, Class D, 3.72%, due 6/10/2046	2,135,769 (d)(e)
19,911,752	Series 2014-CR16, Class XA, 1.07%, due 4/10/2047	5,171 (b)(e)
19,059,157	Series 2014-CR17, Class XA, 1.03%, due 5/10/2047	191 (b)(e)
34,113,074	Series 2014-UBS3, Class XA, 1.19%, due 6/10/2047	341 (b)(e)
37,339,188	Series 2014-UBS6, Class XA, 0.97%, due 12/10/2047	118,918 (b)(e)
Credit Suisse Mortgage Capital Certificates
2,432,947	Series 2019-ICE4, Class E, (1 mo. USD Term SOFR + 2.20%), 7.53%, due 5/15/2036	2,423,737 (c)(d)
3,635,954	Series 2019-ICE4, Class F, (1 mo. USD Term SOFR + 2.70%), 8.03%, due 5/15/2036	3,613,015 (c)(d)
CSAIL Commercial Mortgage Trust
2,644,000	Series 2018-C14, Class C, 5.07%, due 11/15/2051	2,215,907 (e)
30,234,172	Series 2015-C2, Class XA, 0.85%, due 6/15/2057	154,657 (b)(e)
2,887,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	2,742,423 (d)(e)
Extended Stay America Trust
1,841,301	Series 2021-ESH, Class C, (1 mo. USD Term SOFR + 1.81%), 7.15%, due 7/15/2038	1,822,888 (c)(d)
2,340,560	Series 2021-ESH, Class D, (1 mo. USD Term SOFR + 2.36%), 7.70%, due 7/15/2038	2,314,228 (c)(d)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	3,862,959 (b)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,889,096 (b)(e)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	5,402,252 (b)(e)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,002,291 (b)(e)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.19%, due 10/25/2028	290,871 (b)(e)
77,922,000	Series K085, Class XAM, 0.20%, due 10/25/2028	346,293 (b)(e)
2,597,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.62%, due 2/10/2056	2,465,653 (e)
GS Mortgage Securities Trust
29,400	Series 2011-GC5, Class XA, 0.09%, due 8/10/2044	— (b)(d)(e)
3,458,000	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	3,126,506 (e)
40,696,975	Series 2015-GC30, Class XA, 0.85%, due 5/10/2050	258,666 (b)(e)
3,284,000	Series 2019-GC42, Class C, 3.82%, due 9/10/2052	2,688,242 (e)
Hilton USA Trust
1,534,500	Series 2016-HHV, Class C, 4.33%, due 11/5/2038	1,462,519 (d)(e)
350,000	Series 2016-HHV, Class D, 4.33%, due 11/5/2038	329,809 (d)(e)
4,345,000	Series 2016-HHV, Class E, 4.33%, due 11/5/2038	4,048,142 (d)(e)
2,691,058	Hudson Yards Mortgage Trust, Series 2016-10HY, Class C, 3.08%, due 8/10/2038	2,469,747 (d)(e)
6,579,000	ILPT Trust, Series 2019-SURF, Class A, 4.15%, due 2/11/2041	6,233,467 (d)
6,840,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. USD Term SOFR + 2.49%), 7.82%, due 8/15/2039	6,870,014 (c)(d)
JP Morgan Chase Commercial Mortgage Securities Trust
5,615,000	Series 2016-NINE, Class A, 2.95%, due 9/6/2038	5,258,761 (d)(e)
6,838,000	Series 2022-OPO, Class D, 3.56%, due 1/5/2039	4,393,413 (d)(e)
KNDL Mortgage Trust
4,890,000	Series 2019-KNSQ, Class E, (1 mo. USD Term SOFR + 2.00%), 7.33%, due 5/15/2036	4,841,729 (c)(d)
3,320,000	Series 2019-KNSQ, Class F, (1 mo. USD Term SOFR + 2.20%), 7.53%, due 5/15/2036	3,278,784 (c)(d)
Manhattan West Mortgage Trust
1,409,000	Series 2020-1MW, Class D, 2.41%, due 9/10/2039	1,205,955 (d)(e)
1,693,000	Series 2020-1MW, Class C, 2.41%, due 9/10/2039	1,488,307 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Med Trust
$640,924	Series 2021-MDLN, Class D, (1 mo. USD Term SOFR + 2.11%), 7.45%, due 11/15/2038	$629,342 (c)(d)
6,089,624	Series 2021-MDLN, Class F, (1 mo. USD Term SOFR + 4.11%), 9.45%, due 11/15/2038	5,983,056 (c)(d)
2,614,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	2,380,484 (e)
Morgan Stanley Capital I Trust
1,847,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,676,228
3,591,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	3,185,355 (e)
2,136,000	Series 2018-H4, Class C, 5.22%, due 12/15/2051	1,885,309 (e)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.91%, due 5/15/2056	2,256,900 (e)
430,000	Series 2023-2, Class D, 4.00%, due 12/15/2056	292,635 (d)
1,272,000	Series 2023-2, Class C, 7.25%, due 12/15/2056	1,339,785 (e)
3,422,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class D, (1 mo. USD Term SOFR + 2.66%), 7.99%, due 11/15/2038	2,274,267 (c)(d)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 6.95%, due 3/15/2036	1,421,725 (c)(d)
5,470,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 7.20%, due 3/15/2036	5,021,213 (c)(d)
4,757,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.63%, due 10/19/2036	4,764,433 (c)(d)
Taubman Centers Commercial Mortgage Trust
5,764,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.27%, due 5/15/2037	5,753,145 (c)(d)
3,832,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 9.11%, due 5/15/2037	3,817,573 (c)(d)
Wells Fargo Commercial Mortgage Trust
1,410,000	Series 2015-NXS4, Class C, 4.84%, due 12/15/2048	1,340,437 (e)
1,730,000	Series 2016-NXS6, Class C, 4.54%, due 11/15/2049	1,564,026 (e)
WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.12%, due 6/15/2046	1,029 (b)(e)
25,701,854	Series 2014-C21, Class XA, 1.13%, due 8/15/2047	103,756 (b)(e)
48,499,709	Series 2014-C25, Class XA, 0.93%, due 11/15/2047	146,469 (b)(e)
13,262,473	Series 2014-C22, Class XA, 0.91%, due 9/15/2057	30,033 (b)(e)
247,545,481
Federal Home Loan Mortgage Corp. 13.6%
Pass-Through Certificates
59,631,500	2.50%, due 5/1/2051 - 7/1/2052	50,289,293
29,810,872	3.00%, due 11/1/2050 - 9/1/2053	26,127,469
31,874,197	3.50%, due 4/1/2052 - 12/1/2052	29,018,813
106,859,646	4.00%, due 4/1/2052 - 6/1/2053	100,621,033
108,367,641	4.50%, due 7/1/2052 - 5/1/2053	104,789,852
101,815,796	5.00%, due 10/1/2052 - 1/1/2054	100,527,021
83,383,782	5.50%, due 11/1/2052 - 9/1/2053	83,723,139 (g)
49,069,340	6.00%, due 12/1/2052 - 11/1/2053	49,799,462 (g)
7,818,902	6.50%, due 7/1/2053 - 2/1/2054	8,004,897
552,900,979
Federal National Mortgage Association 16.6%
Pass-Through Certificates
93,991,723	2.50%, due 8/1/2051 - 9/1/2052	79,297,723
57,784,034	3.00%, due 6/1/2050 - 3/1/2053	50,700,094
111,501,170	3.50%, due 5/1/2051 - 5/1/2053	101,599,598 (g)
91,509,282	4.00%, due 2/1/2052 - 7/1/2053	86,163,749
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Federal National Mortgage Association – cont'd
$73,501,675	4.50%, due 6/1/2052 - 4/1/2053	$71,077,148
124,097,404	5.00%, due 8/1/2052 - 9/1/2053	122,581,462
101,702,418	5.50%, due 12/1/2052 - 12/1/2053	102,046,272 (g)
56,140,302	6.00%, due 1/1/2053 - 2/1/2054	56,994,676 (g)
3,563,671	6.50%, due 11/1/2053 - 12/1/2053	3,647,804
674,108,526
Government National Mortgage Association 5.2%
Pass-Through Certificates
21,723,292	5.00%, due 11/20/2052 - 8/20/2053	21,580,432
16,072,788	5.50%, due 6/20/2053 - 9/20/2053	16,176,883
51,082,486	6.00%, due 12/20/2052 - 1/20/2054	51,875,879
276	7.00%, due 8/15/2032	293
45,120,000	5.00%, TBA, 30 Year Maturity	44,820,026 (h)
19,325,000	5.50%, TBA, 30 Year Maturity	19,448,607 (h)
58,940,000	6.00%, TBA, 30 Year Maturity	59,838,964 (h)
213,741,084
Uniform Mortgage-Backed Securities 11.7%
Pass-Through Certificates
83,675,000	2.50%, TBA, 30 Year Maturity	70,357,039 (h)
33,125,000	3.50%, TBA, 30 Year Maturity	30,146,210 (h)
61,270,000	4.00%, TBA, 30 Year Maturity	57,669,014 (h)
63,535,000	4.50%, TBA, 30 Year Maturity	61,425,414 (h)
28,890,000	5.00%, TBA, 30 Year Maturity	28,511,562 (h)
169,285,000	5.50%, TBA, 30 Year Maturity	169,766,851 (h)
56,360,000	6.00%, TBA, 30 Year Maturity	57,131,648 (h)
475,007,738
Total Mortgage-Backed Securities (Cost $2,537,566,651)		2,485,322,155
Asset-Backed Securities 8.6%
3,150,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 12.78%, due 10/15/2034	3,134,071 (c)(d)
2,300,000	37 Capital CLO II Ltd., Series 2022-1A, Class A1A, (3 mo. USD Term SOFR + 2.00%), 7.31%, due 7/15/2034	2,305,592 (c)(d)
626,886	AASET Trust, Series 2020-1A, Class A, 3.35%, due 1/16/2040	560,057 (d)
1,000,000	AGL CLO 17 Ltd., Series 2022-17A, Class E, (3 mo. USD Term SOFR + 6.35%), 11.67%, due 1/21/2035	985,582 (c)(d)
1,100,000	AIMCO CLO, Series 2018-AA, Class E, (3 mo. USD Term SOFR + 5.41%), 10.73%, due 4/17/2031	1,071,110 (c)(d)
550,000	Alinea CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.58%, due 7/20/2031	521,421 (c)(d)
1,000,000	ALM Ltd., Series 2020-1A, Class D, (3 mo. USD Term SOFR + 6.26%), 11.58%, due 10/15/2029	996,870 (c)(d)
1,366,007	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	1,363,569 (d)
Apidos CLO XXVIII Ltd.
500,000	Series 2017-28A, Class C, (3 mo. USD Term SOFR + 2.76%), 8.08%, due 1/20/2031	489,237 (c)(d)
500,000	Series 2017-28A, Class D, (3 mo. USD Term SOFR + 5.76%), 11.08%, due 1/20/2031	489,968 (c)(d)
Ares LIII CLO Ltd.
3,250,000	Series 2019-53A, Class D, (3 mo. USD Term SOFR + 4.01%), 9.33%, due 4/24/2031	3,251,849 (c)(d)
1,700,000	Series 2019-53A, Class E, (3 mo. USD Term SOFR + 7.11%), 12.43%, due 4/24/2031	1,687,326 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$2,000,000	Ares XLV CLO Ltd., Series 2017-45A, Class E, (3 mo. USD Term SOFR + 6.36%), 11.68%, due 10/15/2030	$1,941,811 (c)(d)
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class ER2, (3 mo. USD Term SOFR + 7.01%), 12.33%, due 10/28/2034	988,871 (c)(d)
Assurant CLO Ltd.
250,000	Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 8.43%, due 4/20/2031	246,640 (c)(d)
1,500,000	Series 2018-2A, Class E, (3 mo. USD Term SOFR + 5.86%), 11.18%, due 4/20/2031	1,398,730 (c)(d)
Avis Budget Rental Car Funding AESOP LLC
847,000	Series 2022-3A, Class B, 5.31%, due 2/20/2027	840,636 (d)
2,220,000	Series 2022-5A, Class CN, 9.27%, due 4/20/2027	2,228,381 (d)(g)
3,423,000	Series 2023-1A, Class CN, 8.70%, due 4/20/2029	3,449,584 (d)(g)
759,000	Series 2024-1A, Class B, 5.85%, due 6/20/2030	769,275 (d)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,662,993 (d)
Bain Capital CLO Ltd.
1,000,000	Series 2024-1A, Class D1, (3 mo. USD Term SOFR + 3.85%), 3.85%, due 4/16/2037	1,000,000 (c)(d)(f)
1,000,000	Series 2024-1A, Class E, (3 mo. USD Term SOFR + 6.80%), 6.80%, due 4/16/2037	1,000,000 (c)(d)(f)
1,300,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class C, (3 mo. USD Term SOFR + 3.50%), 8.82%, due 4/20/2035	1,263,928 (c)(d)
418,998	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	419,599 (d)
Barings CLO Ltd.
3,500,000	Series 2024-1A, Class A, (3 mo. USD Term SOFR + 1.63%), 1.63%, due 1/20/2037	3,500,350 (c)(d)(f)
1,500,000	Series 2024-1A, Class E, (3 mo. USD Term SOFR + 6.95%), 6.95%, due 1/20/2037	1,500,150 (c)(d)(f)
1,500,000	Series 2024-1A, Class D, (3 mo. USD Term SOFR + 4.00%), 9.30%, due 1/20/2037	1,500,150 (c)(d)(f)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.88%, due 7/15/2034	984,028 (c)(d)
3,875,000	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	3,451,975 (d)
3,000,000	Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (3 mo. USD Term SOFR + 6.67%), 11.99%, due 10/15/2030	2,950,865 (c)(d)
2,250,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class AR, (3 mo. USD Term SOFR + 1.43%), 6.75%, due 7/15/2034	2,248,101 (c)(d)
1,000,000	Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class DR, (3 mo. USD Term SOFR + 3.35%), 8.67%, due 4/20/2035	998,684 (c)(d)
700,000	BlueMountain CLO XXV Ltd., Series 2019-25A, Class D1R, (3 mo. USD Term SOFR + 3.56%), 8.88%, due 7/15/2036	700,171 (c)(d)
2,000,000	BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, (3 mo. USD Term SOFR + 7.09%), 12.46%, due 11/20/2034	1,970,568 (c)(d)
105,046	BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, due 2/25/2025	104,984
1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 11.99%, due 4/15/2034	943,763 (c)(d)
Capital One Prime Auto Receivables Trust
69,161	Series 2022-1, Class A2, 2.71%, due 6/16/2025	68,994
575,556	Series 2023-1, Class A2, 5.20%, due 5/15/2026	574,490
Carbone CLO Ltd.
1,000,000	Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 8.18%, due 1/20/2031	983,731 (c)(d)
1,000,000	Series 2017-1A, Class D, (3 mo. USD Term SOFR + 6.16%), 11.48%, due 1/20/2031	979,856 (c)(d)
1,120,000	Carlyle U.S. CLO Ltd., Series 2017-5A, Class D, (3 mo. USD Term SOFR + 5.56%), 10.88%, due 1/20/2030	1,085,937 (c)(d)
142,000	Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, due 11/16/2026	142,208
3,472,000	CCG Receivables Trust, Series 2023-2, Class B, 6.21%, due 4/14/2032	3,556,678 (d)
CIFC Funding Ltd.
2,000,000	Series 2021-3A, Class D, (3 mo. USD Term SOFR + 3.26%), 8.58%, due 7/15/2036	1,959,455 (c)(d)
4,000,000	Series 2023-3A, Class A, (3 mo. USD Term SOFR + 1.60%), 6.92%, due 1/20/2037	4,000,676 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$367,868	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B, (1 mo. USD Term SOFR + 0.43%), 5.77%, due 9/25/2036	$313,658 (c)
415,834	Citizens Auto Receivables Trust, Series 2023-1, Class A2A, 6.13%, due 7/15/2026	417,004 (d)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 3.26%), 8.58%, due 4/15/2034	1,487,036 (c)(d)
144,255	CNH Equipment Trust, Series 2021-A, Class A3, 0.40%, due 12/15/2025	142,095
Crown City CLO III
3,000,000	Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 8.88%, due 7/20/2034	2,972,762 (c)(d)
3,000,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 7.01%), 12.33%, due 7/20/2034	2,912,511 (c)(d)
CyrusOne Data Centers Issuer I LLC
7,535,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	6,889,271 (d)
2,072,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	1,981,625 (d)
Dell Equipment Finance Trust
85,950	Series 2023-1, Class A2, 5.65%, due 9/22/2028	85,970 (d)
286,000	Series 2023-3, Class A2, 6.10%, due 4/23/2029	288,010 (d)
101,000	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	101,417 (d)
78,988	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	78,765 (d)
241,000	DLLMT LLC, Series 2023-1A, Class A2, 5.78%, due 11/20/2025	241,133 (d)
3,650,000	Dryden 36 Senior Loan Fund, Series 2014-36A, Class ER2, (3 mo. USD Term SOFR + 7.14%), 12.46%, due 4/15/2029	3,561,759 (c)(d)
250,000	Dryden 45 Senior Loan Fund, Series 2016-45A, Class ER, (3 mo. USD Term SOFR + 6.11%), 11.43%, due 10/15/2030	238,108 (c)(d)
Dryden 53 CLO Ltd.
300,000	Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 7.98%, due 1/15/2031	289,161 (c)(d)
750,000	Series 2017-53A, Class E, (3 mo. USD Term SOFR + 5.56%), 10.88%, due 1/15/2031	692,442 (c)(d)
2,350,000	Dryden 54 Senior Loan Fund, Series 2017-54A, Class E, (3 mo. USD Term SOFR + 6.46%), 11.77%, due 10/19/2029	2,259,570 (c)(d)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 8.08%, due 1/20/2030	824,611 (c)(d)
900,000	Series 2015-1A, Class ER, (3 mo. USD Term SOFR + 5.86%), 11.18%, due 1/20/2030	832,598 (c)(d)
750,000	Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.58%, due 10/15/2030	724,891 (c)(d)
2,500,000	Series 2020-2A, Class AR, (3 mo. USD Term SOFR + 1.41%), 6.73%, due 1/15/2035	2,499,125 (c)(d)
2,000,000	Elmwood CLO X Ltd., Series 2021-3A, Class A, (3 mo. USD Term SOFR + 1.30%), 6.62%, due 10/20/2034	2,000,000 (c)(d)
471,000	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	471,542
Flatiron CLO Ltd.
700,000	Series 2017-1A, Class ER, (3 mo. USD Term SOFR + 6.16%), 11.54%, due 5/15/2030	702,185 (c)(d)
2,150,000	Series 2018-1A, Class E, (3 mo. USD Term SOFR + 5.41%), 10.73%, due 4/17/2031	2,115,835 (c)(d)
160,237	Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%, due 6/15/2025	160,065
2,500,000	Fort Washington CLO Ltd., Series 2019-1A, Class ER, (3 mo. USD Term SOFR + 7.01%), 12.33%, due 10/20/2032	2,346,943 (c)(d)
83,813	Foundation Finance Trust, Series 2019-1A, Class A, 3.86%, due 11/15/2034	83,190 (d)
12,291,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	12,376,693 (d)
2,225,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 12.22%, due 10/15/2030	2,137,587 (c)(d)
1,000,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class E, (3 mo. USD Term SOFR + 6.21%), 11.54%, due 10/25/2031	981,119 (c)(d)
250,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, (3 mo. USD Term SOFR + 6.04%), 11.43%, due 5/16/2031	243,799 (c)(d)
1,600,000	Galaxy XXVIII CLO Ltd., Series 2018-28A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.58%, due 7/15/2031	1,565,361 (c)(d)
124,000	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	124,039 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$1,550,000	Generate CLO 2 Ltd., Series 2A, Class DR, (3 mo. USD Term SOFR + 2.86%), 8.18%, due 1/22/2031	$1,534,505 (c)(d)
GM Financial Automobile Leasing Trust
363,122	Series 2023-1, Class A2A, 5.27%, due 6/20/2025	362,877
218,286	Series 2023-2, Class A2A, 5.44%, due 10/20/2025	218,101
GM Financial Consumer Automobile Receivables Trust
2,811	Series 2022-2, Class A2, 2.52%, due 5/16/2025	2,806
197,200	Series 2023-1, Class A2A, 5.19%, due 3/16/2026	196,848
1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 12.29%, due 4/20/2034	984,970 (c)(d)
1,850,000	Harvest U.S. CLO Ltd., Series 2023-1A, Class A1, (3 mo. USD Term SOFR + 1.89%), 1.89%, due 1/15/2037	1,850,322 (c)(d)(f)
1,624,206	Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.79%, due 6/20/2034	1,561,768 (d)
684,736	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	684,674
183,000	HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, due 5/21/2029	179,484 (d)
121,158	Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20%, due 4/15/2025	121,058 (d)
Hyundai Auto Receivables Trust
248,466	Series 2022-C, Class A2A, 5.35%, due 11/17/2025	248,248
537,000	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	539,949
151,149	John Deere Owner Trust, Series 2022-C, Class A2, 4.98%, due 8/15/2025	150,902
JP Morgan Mortgage Trust
2,600,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 7.45%, due 5/25/2054	2,609,880 (c)(d)
644,000	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 7.85%, due 5/25/2054	646,447 (c)(d)
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, (3 mo. USD Term SOFR + 2.00%), 7.32%, due 10/20/2036	1,002,413 (c)(d)
4,000,000	KKR CLO 25 Ltd., Series 25, Class DR, (3 mo. USD Term SOFR + 3.66%), 8.98%, due 7/15/2034	3,977,866 (c)(d)
Kubota Credit Owner Trust
46,456	Series 2022-1A, Class A2, 2.34%, due 4/15/2025	46,302 (d)
97,000	Series 2023-2A, Class A2, 5.61%, due 7/15/2026	97,227 (d)
5,000,000	Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3 mo. USD Term SOFR + 1.85%), 7.17%, due 7/17/2036	5,019,295 (c)(d)
Magnetite XX Ltd.
250,000	Series 2018-20A, Class D, (3 mo. USD Term SOFR + 2.76%), 8.08%, due 4/20/2031	245,006 (c)(d)
250,000	Series 2018-20A, Class E, (3 mo. USD Term SOFR + 5.61%), 10.93%, due 4/20/2031	245,784 (c)(d)
2,000,000	Magnetite XXII Ltd., Series 2019-22A, Class DR, (3 mo. USD Term SOFR + 3.36%), 8.68%, due 4/15/2031	1,987,846 (c)(d)
8,100,000	Magnetite XXVIII Ltd., Series 2020-28A, Class AR, (3 mo. USD Term SOFR + 1.39%), 6.71%, due 1/20/2035	8,098,207 (c)(d)
500,000	Marble Point CLO XI Ltd., Series 2017-2A, Class D, (3 mo. USD Term SOFR + 3.06%), 8.36%, due 12/18/2030	465,029 (c)(d)
382,072	Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, due 11/17/2025	381,652
Mercedes-Benz Auto Receivables Trust
248,815	Series 2023-1, Class A2, 5.09%, due 1/15/2026	248,395
540,000	Series 2023-2, Class A2, 5.92%, due 11/16/2026	543,532
9,436,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	9,352,590 (d)
52,079	MMAF Equipment Finance LLC, Series 2022-A, Class A2, 2.77%, due 2/13/2025	51,906 (d)
Morgan Stanley Eaton Vance CLO Ltd.
2,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.01%), 12.33%, due 10/20/2034	1,949,950 (c)(d)
1,000,000	Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 8.56%, due 4/15/2035	1,001,811 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
MVW LLC
$2,074,139	Series 2021-2A, Class B, 1.83%, due 5/20/2039	$1,914,442 (d)
3,099,479	Series 2022-1A, Class B, 4.40%, due 11/21/2039	2,980,996 (d)
3,862,284	Series 2023-2A, Class C, 7.06%, due 11/20/2040	3,937,485 (d)
1,306,788	Series 2023-2A, Class D, 9.33%, due 11/20/2040	1,332,285 (d)
134,815	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 1/21/2036	133,197 (d)
Navient Private Education Refi Loan Trust
5,119,179	Series 2021-EA, Class A, 0.97%, due 12/16/2069	4,444,098 (d)
13,219,562	Series 2021-FA, Class A, 1.11%, due 2/18/2070	11,283,729 (d)
6,178,768	Series 2021-GA, Class A, 1.58%, due 4/15/2070	5,381,097 (d)
Nissan Auto Lease Trust
904,296	Series 2023-A, Class A2A, 5.10%, due 3/17/2025	902,818
164,902	Series 2023-B, Class A2A, 5.74%, due 8/15/2025	165,069
546,354	Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A, 5.34%, due 2/17/2026	545,804
OCP CLO Ltd.
2,000,000	Series 2017-13A, Class DR, (3 mo. USD Term SOFR + 6.76%), 12.08%, due 7/15/2030	2,004,883 (c)(d)
3,800,000	Series 2017-14A, Class C, (3 mo. USD Term SOFR + 2.86%), 8.23%, due 11/20/2030	3,743,525 (c)(d)
1,800,000	Series 2017-14A, Class D, (3 mo. USD Term SOFR + 6.06%), 11.43%, due 11/20/2030	1,763,324 (c)(d)
1,550,000	Series 2020-19A, Class ER, (3 mo. USD Term SOFR + 6.76%), 12.08%, due 10/20/2034	1,509,396 (c)(d)
1,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.16%), 8.48%, due 7/2/2035	1,225,272 (c)(d)
3,450,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. USD Term SOFR + 1.41%), 6.73%, due 10/22/2036	3,449,628 (c)(d)
2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class DR, (3 mo. USD Term SOFR + 3.41%), 8.73%, due 7/20/2034	2,527,749 (c)(d)
750,000	OHA Credit Partners XV Ltd., Series 2017-15A, Class D, (3 mo. USD Term SOFR + 2.71%), 8.03%, due 1/20/2030	742,521 (c)(d)
2,501,000	OHA Loan Funding Ltd., Series 2015-1A, Class AR3, (3 mo. USD Term SOFR + 1.41%), 6.72%, due 1/19/2037	2,501,620 (c)(d)
7,274,000	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	7,226,322 (d)
Palmer Square CLO Ltd.
700,000	Series 2014-1A, Class DR2, (3 mo. USD Term SOFR + 5.96%), 11.28%, due 1/17/2031	698,232 (c)(d)
1,600,000	Series 2018-1A, Class D, (3 mo. USD Term SOFR + 5.41%), 10.71%, due 4/18/2031	1,566,561 (c)(d)
3,500,000	Series 2015-1A, Class DR4, (3 mo. USD Term SOFR + 6.76%), 12.13%, due 5/21/2034	3,446,382 (c)(d)
2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 12.08%, due 7/20/2034	1,946,489 (c)(d)
570,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, due 4/15/2026	564,160 (d)
Porsche Financial Auto Securitization Trust
460,000	Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	461,926 (d)
158,712	Series 2023-1A, Class A2, 5.42%, due 12/22/2026	158,629 (d)
300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 8.68%, due 4/17/2034	289,275 (c)(d)
Prestige Auto Receivables Trust
5,732,000	Series 2021-1A, Class C, 1.53%, due 2/15/2028	5,445,109 (d)
7,355,000	Series 2021-1A, Class D, 2.08%, due 2/15/2028	6,749,303 (d)
1,625,000	Regatta XX Funding Ltd., Series 2021-2A, Class E, (3 mo. USD Term SOFR + 6.51%), 11.83%, due 10/15/2034	1,618,754 (c)(d)
1,000,000	Riserva CLO Ltd., Series 2016-3A, Class ERR, (3 mo. USD Term SOFR + 6.76%), 12.06%, due 1/18/2034	965,921 (c)(d)
2,500,000	RRX 5 Ltd., Series 2021-5A, Class D, (3 mo. USD Term SOFR + 6.59%), 11.91%, due 7/15/2034	2,443,430 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$1,000,000	RRX 6 Ltd., Series 2021-6A, Class D, (3 mo. USD Term SOFR + 6.62%), 11.94%, due 1/15/2037	$958,751 (c)(d)
Sandstone Peak Ltd.
1,500,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 3.81%), 9.13%, due 10/15/2034	1,491,143 (c)(d)
1,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 12.38%, due 10/15/2034	993,437 (c)(d)
2,132,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	2,148,200
SBNA Auto Lease Trust
203,000	Series 2024-A, Class A2, 5.45%, due 1/20/2026	203,255 (d)
222,000	Series 2023-A, Class A2, 6.27%, due 4/20/2026	223,469 (d)
64,770	Securitized Asset-Backed Receivables LLC Trust, Series 2004-DO1, Class M1, (1 mo. USD Term SOFR + 1.09%), 6.43%, due 7/25/2034	67,813 (c)
2,475,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	2,493,189 (d)
Sierra Timeshare Receivables Funding LLC
739,063	Series 2019-3A, Class D, 4.18%, due 8/20/2036	713,835 (d)
693,857	Series 2020-2A, Class C, 3.51%, due 7/20/2037	672,722 (d)
369,912	Series 2021-2A, Class C, 1.95%, due 9/20/2038	344,644 (d)
1,811,078	Series 2021-2A, Class D, 3.23%, due 9/20/2038	1,671,231 (d)
2,067,809	Series 2022-1A, Class D, 6.00%, due 10/20/2038	1,979,938 (d)
1,190,625	Series 2023-1A, Class C, 7.00%, due 1/20/2040	1,208,493 (d)
1,250,549	Series 2023-2A, Class C, 7.30%, due 4/20/2040	1,281,498 (d)
2,101,376	Series 2023-2A, Class D, 9.72%, due 4/20/2040	2,161,395 (d)
627,230	Series 2023-3A, Class C, 7.12%, due 9/20/2040	638,286 (d)
3,250,000	Signal Peak CLO 7 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.11%), 9.43%, due 4/30/2032	3,232,605 (c)(d)
3,244,462	Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. USD Term SOFR + 1.36%), 6.68%, due 7/20/2034	3,244,678 (c)(d)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,308,968 (d)
7,090,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	6,990,208 (d)
11,287,942	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	10,231,714 (d)
187,000	Tesla Auto Lease Trust, Series 2023-B, Class A2, 6.02%, due 9/22/2025	187,695 (d)
6,900,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 7.12%, due 4/20/2036	6,942,780 (c)(d)
1,150,000	TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. USD Term SOFR + 6.01%), 11.33%, due 7/17/2031	1,124,818 (c)(d)
1,000,000	TICP CLO X Ltd., Series 2018-10A, Class E, (3 mo. USD Term SOFR + 5.76%), 11.08%, due 4/20/2031	997,092 (c)(d)
2,000,000	TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. USD Term SOFR + 1.54%), 6.86%, due 4/20/2033	2,003,820 (c)(d)
Towd Point Mortgage Trust
9,474,000	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	9,474,000 (d)
1,210,000	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	1,211,513 (d)
Toyota Auto Receivables Owner Trust
141,925	Series 2023-A, Class A2, 5.05%, due 1/15/2026	141,592
178,470	Series 2022-D, Class A2A, 5.27%, due 1/15/2026	178,298
161,254	Series 2023-B, Class A2A, 5.28%, due 5/15/2026	161,073
520,000	Series 2023-D, Class A2A, 5.80%, due 11/16/2026	522,945
1,300,000	TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. USD Term SOFR + 6.01%), 11.34%, due 7/25/2031	1,246,641 (c)(d)
1,200,000	TRESTLES CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 6.51%), 11.84%, due 4/25/2032	1,173,127 (c)(d)
1,500,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.88%, due 7/20/2034	1,466,468 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
	$3,000,000	Trinitas CLO XXIII Ltd., Series 2023-23A, Class A, (3 mo. USD Term SOFR + 1.80%), 7.12%, due 10/20/2036	$3,013,215 (c)(d)
	3,000,000	Trinitas CLO XXV Ltd., Series 2023-25A, Class A1, (3 mo. USD Term SOFR + 1.85%), 7.18%, due 1/23/2037	3,011,670 (c)(d)
	6,748,293	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	6,792,241 (d)
	2,500,000	Verde CLO Ltd., Series 2019-1A, Class DR, (3 mo. USD Term SOFR + 3.51%), 8.83%, due 4/15/2032	2,483,157 (c)(d)
	337,000	Verizon Master Trust, Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 6.20%, due 11/22/2027	337,866 (c)
	535,000	Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, due 1/20/2026	536,718
	250,000	Voya CLO Ltd., Series 2018-3A, Class E, (3 mo. USD Term SOFR + 6.01%), 11.33%, due 10/15/2031	241,272 (c)(d)
	1,500,000	Whitebox CLO III Ltd., Series 2021-3A, Class E, (3 mo. USD Term SOFR + 7.11%), 12.43%, due 10/15/2034	1,497,912 (c)(d)
		World Omni Auto Receivables Trust
	33,547	Series 2022-B, Class A2A, 2.77%, due 10/15/2025	33,427
	356,046	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	355,321
	382,313	Series 2023-B, Class A2A, 5.25%, due 11/16/2026	381,745
Total Asset-Backed Securities (Cost $350,599,306)			347,867,753

Corporate Bonds 33.0%
Advertising 0.0%(i)
	520,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	501,187 (d)
EUR	675,000	Summer BC Holdco B SARL, 5.75%, due 10/31/2026	710,982 (j)
			1,212,169
Aerospace & Defense 0.7%
	$12,395,000	Boeing Co., 5.81%, due 5/1/2050	12,412,906 (k)
	3,810,000	L3Harris Technologies, Inc., 5.40%, due 7/31/2033	3,924,433
GBP	1,000,000	Rolls-Royce PLC, 5.75%, due 10/15/2027	1,270,697 (j)
		RTX Corp.
	$620,000	3.20%, due 3/15/2024	617,784
	3,910,000	6.10%, due 3/15/2034	4,243,657
		TransDigm, Inc.
	790,000	6.25%, due 3/15/2026	784,627 (d)
	880,000	7.50%, due 3/15/2027	882,288
	2,230,000	5.50%, due 11/15/2027	2,169,586
	1,480,000	6.75%, due 8/15/2028	1,504,217 (d)
	405,000	4.63%, due 1/15/2029	378,703
	455,000	7.13%, due 12/1/2031	474,236 (d)
			28,663,134
Agriculture 0.3%
	10,830,000	Philip Morris International, Inc., 5.38%, due 2/15/2033	11,053,056
Airlines 0.3%
	930,000	American Airlines, Inc., 7.25%, due 2/15/2028	942,611 (d)
		American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	2,790,000	5.50%, due 4/20/2026	2,759,341 (d)
	3,665,000	5.75%, due 4/20/2029	3,599,140 (d)
EUR	500,000	Deutsche Lufthansa AG, 3.75%, due 2/11/2028	533,216 (j)
EUR	1,100,000	International Consolidated Airlines Group SA, 3.75%, due 3/25/2029	1,147,889 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Airlines – cont'd
		Latam Airlines Group SA
	$845,000	13.38%, due 10/15/2027	$946,391 (d)
	730,000	13.38%, due 10/15/2029	839,880 (d)
	1,750,000	United Airlines, Inc., 4.38%, due 4/15/2026	1,688,121 (d)
		VistaJet Malta Finance PLC/Vista Management Holding, Inc.
	130,000	9.50%, due 6/1/2028	110,158 (d)
	1,495,000	6.38%, due 2/1/2030	1,082,081 (d)
			13,648,828
Apparel 0.1%
EUR	4,368,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	4,674,116 (j)
EUR	247,000	PrestigeBidCo GmbH, (3 mo. EUR EURIBOR + 6.00%), 9.94%, due 7/15/2027	272,039 (c)(j)
			4,946,155
Auto Manufacturers 0.5%
		Ford Motor Co.
	$935,000	9.63%, due 4/22/2030	1,096,507
	715,000	3.25%, due 2/12/2032	591,893
	2,320,000	5.29%, due 12/8/2046	2,053,587
		Ford Motor Credit Co. LLC
	170,000	4.39%, due 1/8/2026	165,676
EUR	595,000	4.87%, due 8/3/2027	658,621
	$610,000	7.35%, due 11/4/2027	641,647
	400,000	6.80%, due 5/12/2028	415,644
	685,000	2.90%, due 2/10/2029	601,114
	845,000	7.20%, due 6/10/2030	898,529
		General Motors Financial Co., Inc.
	415,000	1.05%, due 3/8/2024	413,100
	500,000	1.20%, due 10/15/2024	485,231
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	201,202 (d)
		Jaguar Land Rover Automotive PLC
	1,170,000	7.75%, due 10/15/2025	1,181,212 (d)
EUR	5,142,000	4.50%, due 7/15/2028	5,458,250 (j)
	$500,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.62%), 5.97%, due 3/22/2024	500,240 (c)
	1,385,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.95%), 6.30%, due 6/7/2024	1,386,526 (c)(d)
EUR	4,500,000	Volkswagen International Finance NV, 3.75%, due 12/28/2027	4,549,964 (j)(l)(m)
			21,298,943
Auto Parts & Equipment 0.6%
EUR	1,795,000	Clarios Global LP/Clarios U.S. Finance Co., 4.38%, due 5/15/2026	1,920,931 (j)
EUR	3,461,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	4,075,384 (j)
		Forvia SE
EUR	300,000	2.63%, due 6/15/2025	316,861 (j)
EUR	300,000	3.13%, due 6/15/2026	314,078 (j)
EUR	380,000	2.38%, due 6/15/2027	381,669 (j)
EUR	180,000	3.75%, due 6/15/2028	187,575 (j)
		Goodyear Tire & Rubber Co.
	$925,000	5.00%, due 5/31/2026	907,029
	2,300,000	5.00%, due 7/15/2029	2,158,663
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
IHO Verwaltungs GmbH
EUR	250,000	3.75% Cash/4.50% PIK, due 9/15/2026	$264,956 (j)(n)
EUR	5,183,000	3.88% Cash/4.63% PIK, due 5/15/2027	5,423,597 (j)(n)
EUR	1,500,000	Schaeffler AG, 3.38%, due 10/12/2028	1,562,795 (j)
EUR	600,000	Valeo SE, 5.38%, due 5/28/2027	667,469 (j)
EUR	5,200,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	5,086,787 (j)
	$2,090,000	ZF North America Capital, Inc., 6.88%, due 4/14/2028	2,152,905 (d)
25,420,699
Banks 9.6%
	5,800,000	ABN AMRO Bank NV, 3.32%, due 3/13/2037	4,644,364 (d)(l)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	283,704 (j)
	$5,815,000	Australia & New Zealand Banking Group Ltd., 5.67%, due 10/3/2025	5,905,622
	1,600,000	Banco Bilbao Vizcaya Argentaria SA, 6.50%, due 3/5/2025	1,563,956 (l)(m)
Banco Bradesco SA
	200,000	3.20%, due 1/27/2025	194,539 (d)
	256,000	4.38%, due 3/18/2027	247,469 (d)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	197,453 (j)
	90,000	Banco de Credito del Peru SA, 2.70%, due 1/11/2025	87,563 (d)
	1,900,000	Banco do Brasil SA, 6.25%, due 4/15/2024	1,887,650 (j)(l)(m)
	200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	198,857 (j)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	149,314 (d)
Banco Santander SA
	2,600,000	7.50%, due 2/8/2024	2,600,000 (j)(l)(m)
	5,200,000	5.15%, due 8/18/2025	5,176,590
	211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	206,875 (d)
	200,000	Bangkok Bank PCL, 4.30%, due 6/15/2027	195,745 (d)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	190,870 (j)
Bank of America Corp.
	508,000	4.30%, due 1/28/2025	489,639 (l)(m)
	2,900,000	6.10%, due 3/17/2025	2,898,208 (l)(m)
	1,450,000	(Secured Overnight Financing Rate + 1.10%), 6.45%, due 4/25/2025	1,452,078 (c)
	3,265,000	4.38%, due 1/27/2027	2,981,541 (l)(m)
	6,735,000	4.95%, due 7/22/2028	6,748,026 (l)
	7,380,000	2.97%, due 2/4/2033	6,295,917 (l)
	5,520,000	5.47%, due 1/23/2035	5,621,289 (l)
	4,260,000	Bank of Montreal, 5.30%, due 6/5/2026	4,303,894
Bank of New York Mellon Corp.
	634,000	(Secured Overnight Financing Rate + 0.20%), 5.55%, due 10/25/2024	632,636 (c)
	495,000	3.70%, due 3/20/2026	466,524 (l)(m)
	6,675,000	3.75%, due 12/20/2026	5,986,637 (l)(m)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	106,084 (j)
	$6,630,000	Bank of Nova Scotia, 5.35%, due 12/7/2026	6,725,094
Banque Federative du Credit Mutuel SA
EUR	200,000	(10 yr. EURIBOR ICE Swap + 0.10%, Cap 8.00%, Floor 0.00%), 3.21%, due 2/25/2025	189,915 (c)(m)
	$2,555,000	5.90%, due 7/13/2026	2,608,475 (d)
	1,745,000	5.09%, due 1/23/2027	1,757,982 (d)
	4,825,000	4.75%, due 7/13/2027	4,808,314 (d)
EUR	140,000	Barclays Bank PLC, (3 mo. EUR EURIBOR + 0.71%), 4.64%, due 3/15/2024	141,113 (c)(j)(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Barclays PLC
	$3,550,000	4.38%, due 3/15/2028	$2,770,307 (l)(m)
	2,065,000	8.00%, due 3/15/2029	1,997,498 (l)(m)
	3,090,000	9.63%, due 12/15/2029	3,182,524 (l)(m)
	3,485,000	6.69%, due 9/13/2034	3,713,733 (l)
	200,000	BBK BSC, 5.50%, due 7/9/2024	198,512 (j)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,303,479 (d)(l)(m)
	690,000	9.25%, due 11/17/2027	734,909 (d)(l)(m)
	655,000	4.50%, due 2/25/2030	524,269 (d)(l)(m)
	1,965,000	4.63%, due 2/25/2031	1,595,780 (d)(l)(m)
	3,200,000	BPCE SA, 3.65%, due 1/14/2037	2,651,746 (d)(l)
EUR	200,000	Cie de Financement Foncier SA, 2.00%, due 5/7/2024	215,059 (j)
Citigroup, Inc.
	$675,000	5.00%, due 9/12/2024	665,422 (l)(m)
	440,000	4.70%, due 1/30/2025	418,823 (l)(m)
	343,000	(Secured Overnight Financing Rate + 1.37%), 6.73%, due 5/24/2025	343,844 (c)
	245,000	4.00%, due 12/10/2025	228,939 (l)(m)
	520,000	(Secured Overnight Financing Rate + 1.53%), 6.88%, due 3/17/2026	523,557 (c)
	3,140,000	4.15%, due 11/15/2026	2,798,456 (l)(m)
	3,020,000	7.38%, due 5/15/2028	3,070,627 (l)(m)
Citizens Financial Group, Inc.
	1,203,000	6.38%, due 4/6/2024	1,139,394 (l)(m)
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 8.59%, due 4/6/2024	2,276,703 (c)(m)
	3,705,000	5.84%, due 1/23/2030	3,730,740 (l)
	800,000	Commerzbank AG, 7.00%, due 4/9/2025	770,043 (j)(l)(m)
Commonwealth Bank of Australia
	7,545,000	5.50%, due 9/12/2025	7,634,766
EUR	200,000	0.75%, due 2/28/2028	197,539 (j)
Credit Suisse AG
	$480,000	4.75%, due 8/9/2024	477,405
	215,000	3.63%, due 9/9/2024	212,366
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	115,726 (j)(l)
	$200,000	DBS Group Holdings Ltd., 5.48%, due 9/12/2025	202,137 (d)
	200,000	Development Bank of Kazakhstan JSC, 5.75%, due 5/12/2025	200,344 (d)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	191,290 (j)
	200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	199,500 (j)
	2,035,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	2,022,281 (j)(l)(m)
EUR	200,000	Federation des Caisses Desjardins du Quebec, 2.88%, due 11/28/2024	214,775 (j)
Fifth Third Bancorp
	$1,793,000	(3 mo. USD Term SOFR + 3.29%), 8.62%, due 3/4/2024	1,750,878 (c)(m)
	1,661,000	1.71%, due 11/1/2027	1,504,725 (l)
	1,660,000	5.63%, due 1/29/2032	1,675,612 (l)
	4,070,000	4.34%, due 4/25/2033	3,763,480 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Goldman Sachs Group, Inc.
	$259,000	5.50%, due 8/10/2024	$256,370 (l)(m)
	1,199,000	5.70%, due 11/1/2024	1,202,439
	736,000	4.95%, due 2/10/2025	718,344 (l)(m)
	405,000	3.80%, due 5/10/2026	368,179 (l)(m)
	1,060,000	3.65%, due 8/10/2026	953,812 (l)(m)
	1,345,000	4.13%, due 11/10/2026	1,223,666 (l)(m)
	1,940,000	6.56%, due 10/24/2034	2,137,972 (l)
	1,235,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	1,023,453 (d)
	200,000	Hana Bank, 3.25%, due 3/30/2027	190,908 (d)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,379,429 (l)(m)
	6,980,000	6.00%, due 5/22/2027	6,594,922 (l)(m)
	1,555,000	8.00%, due 3/7/2028	1,618,430 (l)(m)
	1,170,000	4.70%, due 3/9/2031	951,513 (l)(m)
Huntington Bancshares, Inc.
	1,643,000	(3 mo. USD Term SOFR + 3.14%), 8.46%, due 4/15/2024	1,597,660 (c)(m)
	230,000	4.45%, due 10/15/2027	206,836 (l)(m)
	523,000	5.63%, due 7/15/2030	482,554 (l)(m)
	3,690,000	5.71%, due 2/2/2035	3,716,401 (f)(l)
ING Groep NV
	803,000	6.50%, due 4/16/2025	785,067 (l)(m)
	2,895,000	5.75%, due 11/16/2026	2,722,240 (l)(m)
	4,892,000	3.88%, due 5/16/2027	4,011,007 (l)(m)
EUR	200,000	0.25%, due 2/18/2029	187,871 (j)(l)
Intesa Sanpaolo SpA
	$4,690,000	8.25%, due 11/21/2033	5,143,173 (d)(l)
	2,785,000	7.78%, due 6/20/2054	2,853,819 (d)(l)
JPMorgan Chase & Co.
	441,000	(3 mo. USD Term SOFR + 2.84%), 8.15%, due 5/1/2024	442,109 (c)(m)
	731,000	5.00%, due 8/1/2024	724,213 (l)(m)
	260,000	4.60%, due 2/1/2025	253,300 (l)(m)
	1,496,000	(Secured Overnight Financing Rate + 0.58%), 5.93%, due 6/23/2025	1,496,197 (c)
	710,000	3.65%, due 6/1/2026	654,349 (l)(m)
	7,500,000	2.18%, due 6/1/2028	6,883,432 (l)
	6,465,000	5.34%, due 1/23/2035	6,570,111 (l)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	227,590 (j)
EUR	82,000	1.25%, due 6/30/2027	84,946 (j)
EUR	39,000	0.75%, due 1/15/2029	38,657 (j)
EUR	124,000	0.00%, due 9/15/2031	110,365 (j)
Lloyds Banking Group PLC
	$1,345,000	7.50%, due 6/27/2024	1,332,053 (l)(m)
	1,055,000	7.50%, due 9/27/2025	1,029,679 (l)(m)
	2,185,000	8.00%, due 9/27/2029	2,142,191 (l)(m)
	3,800,000	4.98%, due 8/11/2033	3,688,160 (l)
	7,855,000	5.68%, due 1/5/2035	7,960,804 (l)
M&T Bank Corp.
	665,000	5.00%, due 8/1/2024	633,175 (l)(m)
	3,685,000	3.50%, due 9/1/2026	2,948,000 (l)(m)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	199,683 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$2,015,000	Mizuho Financial Group, Inc., 1.55%, due 7/9/2027	$1,848,844 (l)
Morgan Stanley
	1,440,000	(Secured Overnight Financing Rate + 0.95%), 6.31%, due 2/18/2026	1,444,028 (c)
	6,270,000	5.25%, due 4/21/2034	6,273,439 (l)
	1,930,000	5.47%, due 1/18/2035	1,969,568 (l)
	10,265,000	2.48%, due 9/16/2036	8,203,178 (l)
	3,835,000	5.95%, due 1/19/2038	3,915,734 (l)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	208,196 (j)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	198,901 (j)
NatWest Group PLC
	$1,020,000	6.00%, due 12/29/2025	993,669 (l)(m)
	3,215,000	4.60%, due 6/28/2031	2,423,533 (l)(m)
	12,710,000	3.03%, due 11/28/2035	10,682,882 (l)
Nordea Bank Abp
	4,435,000	1.50%, due 9/30/2026	4,058,042 (d)
	3,400,000	3.75%, due 3/1/2029	2,749,934 (d)(l)(m)
	200,000	Philippine National Bank, 3.28%, due 9/27/2024	195,802 (j)
PNC Financial Services Group, Inc.
	7,168,000	3.40%, due 9/15/2026	6,170,266 (l)(m)
	5,515,000	5.30%, due 1/21/2028	5,563,829 (l)
	1,625,000	6.25%, due 3/15/2030	1,543,573 (l)(m)
	3,330,000	6.88%, due 10/20/2034	3,700,893 (l)
Royal Bank of Canada
	1,105,000	(Secured Overnight Financing Rate Index + 0.44%), 5.79%, due 1/21/2025	1,105,383 (c)
	5,615,000	4.95%, due 4/25/2025	5,623,388
	5,345,000	Santander U.K. Group Holdings PLC, 6.83%, due 11/21/2026	5,459,468 (l)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,298,000 (j)(l)(m)
	4,380,000	Societe Generale SA, 7.13%, due 1/19/2055	4,361,237 (d)(l)
Standard Chartered PLC
	200,000	6.19%, due 7/6/2027	203,440 (d)(l)
	2,030,000	4.30%, due 8/19/2028	1,629,974 (d)(l)(m)
State Street Corp.
	4,600,000	1.75%, due 2/6/2026	4,437,608 (l)
	3,105,000	2.90%, due 3/30/2026	3,021,510 (l)
	3,630,000	6.70%, due 3/15/2029	3,620,920 (l)(m)
Sumitomo Mitsui Financial Group, Inc.
	2,090,000	2.63%, due 7/14/2026	1,983,687
	1,945,000	3.01%, due 10/19/2026	1,856,388
	7,330,000	Svenska Handelsbanken AB, 5.25%, due 6/15/2026	7,403,486 (d)
Toronto-Dominion Bank
	3,895,000	3.77%, due 6/6/2025	3,837,147
	3,835,000	0.75%, due 1/6/2026	3,560,102
Truist Financial Corp.
	4,645,000	5.44%, due 1/24/2030	4,684,589 (l)
	355,000	5.10%, due 3/1/2030	327,454 (l)(m)
	5,530,000	5.87%, due 6/8/2034	5,664,291 (l)
	280,000	Turkiye Vakiflar Bankasi TAO, 9.00%, due 10/12/2028	292,337 (d)
U.S. Bancorp
	965,000	2.40%, due 7/30/2024	950,678
	4,975,000	3.70%, due 1/15/2027	4,289,462 (l)(m)
	2,750,000	5.38%, due 1/23/2030	2,782,588 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
UBS Group AG
	$3,551,000	6.88%, due 8/7/2025	$3,506,314 (j)(l)(m)
EUR	100,000	(3 mo. EUR EURIBOR + 1.00%), 4.93%, due 1/16/2026	108,421 (c)(j)
EUR	100,000	2.13%, due 10/13/2026	105,183 (j)(l)
	$795,000	4.88%, due 2/12/2027	717,366 (d)(l)(m)
	6,895,000	4.70%, due 8/5/2027	6,809,528 (d)(l)
	2,010,000	9.25%, due 11/13/2028	2,150,075 (d)(l)(m)
	420,000	4.38%, due 2/10/2031	333,015 (d)(l)(m)
	2,255,000	9.25%, due 11/13/2033	2,456,622 (d)(l)(m)
UniCredit SpA
	299,000	8.00%, due 6/3/2024	298,253 (j)(l)(m)
EUR	250,000	3.88%, due 6/3/2027	232,485 (j)(l)(m)
Wells Fargo & Co.
	$1,410,000	3.90%, due 3/15/2026	1,321,164 (l)(m)
	2,195,000	7.63%, due 9/15/2028	2,299,324 (l)(m)
	5,030,000	6.49%, due 10/23/2034	5,487,457 (l)
	5,515,000	5.50%, due 1/23/2035	5,624,621 (l)
	1,515,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 6.42%, due 12/11/2026	1,526,499 (c)
Westpac Banking Corp.
	5,850,000	5.51%, due 11/17/2025	5,935,753
	7,110,000	3.02%, due 11/18/2036	5,882,657 (l)
	200,000	Yapi ve Kredi Bankasi AS, 9.25%, due 10/16/2028	210,560 (d)
391,448,949
Beverages 0.2%
	8,160,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	6,921,196
	725,000	PepsiCo, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.76%, due 2/13/2026	726,016 (c)
7,647,212
Biotechnology 0.2%
Amgen, Inc.
	875,000	3.63%, due 5/22/2024	869,806
	6,420,000	5.75%, due 3/2/2063	6,615,519
7,485,325
Building Materials 0.3%
	712,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	726,161 (d)
	1,845,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	1,891,431 (d)
	3,000,000	Cemex SAB de CV, 9.13%, due 3/14/2028	3,194,163 (d)(l)(m)
	795,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	706,636 (d)
	1,835,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,739,977 (d)
	1,870,000	Masonite International Corp., 3.50%, due 2/15/2030	1,608,742 (d)
EUR	200,000	PCF GmbH, 4.75%, due 4/15/2026	175,021 (j)
Standard Industries, Inc.
	$1,695,000	4.38%, due 7/15/2030	1,540,335 (d)
	1,305,000	3.38%, due 1/15/2031	1,109,687 (d)
12,692,153
Chemicals 0.5%
	1,315,000	Avient Corp., 7.13%, due 8/1/2030	1,348,832 (d)
	1,205,000	HB Fuller Co., 4.25%, due 10/15/2028	1,119,003
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
		INEOS Finance PLC
EUR	1,777,000	3.38%, due 3/31/2026	$1,895,975 (j)
EUR	280,000	2.88%, due 5/1/2026	295,788 (j)
	$3,020,000	6.75%, due 5/15/2028	2,953,336 (d)
	240,000	7.50%, due 4/15/2029	238,380 (g)
EUR	2,792,000	INEOS Quattro Finance 1 PLC, 3.75%, due 7/15/2026	2,895,477 (j)
EUR	640,000	Kronos International, Inc., 3.75%, due 9/15/2025	697,423 (j)
EUR	300,000	Lune Holdings SARL, 5.63%, due 11/15/2028	262,709 (j)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	197,268 (d)
		Olympus Water U.S. Holding Corp.
EUR	525,000	3.88%, due 10/1/2028	526,244 (j)
	$1,095,000	4.25%, due 10/1/2028	999,406 (d)
EUR	357,000	9.63%, due 11/15/2028	416,165 (j)
	$1,610,000	9.75%, due 11/15/2028	1,703,339 (d)
	200,000	Orbia Advance Corp. SAB de CV, 1.88%, due 5/11/2026	184,258 (j)
	200,000	Sasol Financing USA LLC, 5.88%, due 3/27/2024	199,391
EUR	535,000	Synthomer PLC, 3.88%, due 7/1/2025	565,971 (j)
	$2,055,000	Tronox, Inc., 4.63%, due 3/15/2029	1,814,372 (d)
	935,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	824,418 (d)
			19,137,755
Commercial Services 0.9%
		AA Bond Co. Ltd.
GBP	335,000	6.50%, due 1/31/2026	420,831 (d)
GBP	350,000	6.50%, due 1/31/2026	439,674 (j)
GBP	2,658,000	8.45%, due 1/31/2028	3,585,051 (j)
	$1,297,000	ADT Security Corp., 4.88%, due 7/15/2032	1,188,376 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
	1,120,000	4.63%, due 6/1/2028	1,009,192 (d)
GBP	975,000	4.88%, due 6/1/2028	1,086,251 (j)
	$2,325,000	APX Group, Inc., 5.75%, due 7/15/2029	2,208,039 (d)
EUR	830,000	Avis Budget Finance PLC, 7.25%, due 7/31/2030	935,145 (j)
GBP	921,000	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/2028	1,062,160 (j)
	$200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	185,856 (d)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	241,385 (j)
	630,000	Garda World Security Corp., 7.75%, due 2/15/2028	641,115 (d)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,432,657
EUR	100,000	Global Payments, Inc., 4.88%, due 3/17/2031	113,481
	$1,365,000	GTCR W-2 Merger Sub LLC, 7.50%, due 1/15/2031	1,417,989 (d)
GBP	3,213,000	GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, due 1/15/2031	4,368,102 (j)
		Kapla Holding SAS
EUR	600,000	3.38%, due 12/15/2026	620,589 (j)
EUR	400,000	(3 mo. EUR EURIBOR + 5.50%), 9.44%, due 7/15/2027	436,603 (c)(j)
	$200,000	Korea Expressway Corp., 1.13%, due 5/17/2026	183,871 (d)
EUR	994,000	Loxam SAS, 5.75%, due 7/15/2027	1,060,788 (j)
EUR	725,000	Multiversity SRL, (3 mo. EUR EURIBOR + 4.25%), 8.14%, due 10/30/2028	784,644 (c)(j)
	$1,210,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,155,804 (d)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	182,000	5.25%, due 4/15/2024	181,617 (d)
	1,640,000	5.75%, due 4/15/2026	1,639,231 (d)
	1,465,000	6.25%, due 1/15/2028	1,451,800 (d)
GBP	560,000	RAC Bond Co. PLC, 5.25%, due 11/4/2027	656,095 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Commercial Services – cont'd
EUR	1,198,347	Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, due 7/30/2026	$1,290,495 (j)
EUR	450,000	Techem Verwaltungsgesellschaft 675 GmbH, 2.00%, due 7/15/2025	474,159 (j)
Verisure Holding AB
EUR	1,780,000	3.88%, due 7/15/2026	1,886,233 (j)
EUR	250,000	3.25%, due 2/15/2027	259,353 (j)
EUR	3,737,000	Verisure Midholding AB, 5.25%, due 2/15/2029	3,843,679 (j)
	$1,240,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,280,672 (d)(g)
37,540,937
Computers 0.1%
	1,725,000	ASGN, Inc., 4.63%, due 5/15/2028	1,631,453 (d)
	1,900,000	McAfee Corp., 7.38%, due 2/15/2030	1,721,804 (d)
Presidio Holdings, Inc.
	1,060,000	4.88%, due 2/1/2027	1,026,661 (d)
	935,000	8.25%, due 2/1/2028	927,175 (d)
5,307,093
Cosmetics - Personal Care 0.1%
Coty, Inc.
EUR	905,000	3.88%, due 4/15/2026	969,116 (j)
	$1,265,000	5.00%, due 4/15/2026	1,242,837 (d)
	33,000	Natura Cosmeticos SA, 4.13%, due 5/3/2028	30,377 (d)
2,242,330
Distribution - Wholesale 0.1%
	2,360,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	2,254,461 (d)
Ritchie Bros Holdings, Inc.
	525,000	6.75%, due 3/15/2028	535,537 (d)
	825,000	7.75%, due 3/15/2031	869,401 (d)
	1,035,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,065,537 (d)
4,724,936
Diversified Financial Services 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	570,000	1.65%, due 10/29/2024	553,500
	6,700,000	3.30%, due 1/30/2032	5,742,708
Ally Financial, Inc.
	1,860,000	4.70%, due 5/15/2026	1,507,459 (l)(m)
	3,843,000	4.70%, due 5/15/2028	2,920,680 (l)(m)
American Express Co.
	1,435,000	(Secured Overnight Financing Rate + 0.93%), 6.29%, due 3/4/2025	1,443,839 (c)
	1,700,000	3.55%, due 9/15/2026	1,515,544 (l)(m)
	3,880,000	5.63%, due 7/28/2034	3,985,139 (l)
Banco BTG Pactual SA
	200,000	4.50%, due 1/10/2025	196,782 (d)
	256,000	2.75%, due 1/11/2026	241,655 (d)
EUR	200,000	BPCE SFH SA, 3.13%, due 1/24/2028	217,889 (j)
EUR	200,000	Caisse de Refinancement de l'Habitat SA, 3.00%, due 1/11/2030	217,199 (j)
Capital One Financial Corp.
	$5,592,000	3.95%, due 9/1/2026	4,843,790 (l)(m)
	1,100,000	5.70%, due 2/1/2030	1,110,719 (f)(l)
	1,745,000	6.38%, due 6/8/2034	1,813,110 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
		Charles Schwab Corp.
	$5,557,000	4.00%, due 12/1/2030	$4,613,157 (l)(m)
	4,940,000	5.85%, due 5/19/2034	5,117,284 (l)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	107,557 (j)
EUR	200,000	Dexia SA, 0.63%, due 1/17/2026	206,622 (j)
	$4,476,000	Discover Financial Services, 5.50%, due 10/30/2027	3,682,172 (l)(m)
GBP	766,000	Encore Capital Group, Inc., 4.25%, due 6/1/2028	838,487 (j)
	$150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	145,853 (d)
EUR	600,000	Intrum AB, 3.50%, due 7/15/2026	485,005 (j)
		OneMain Finance Corp.
	$1,945,000	6.88%, due 3/15/2025	1,952,294
	975,000	7.13%, due 3/15/2026	988,293
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	201,500 (d)
	200,000	SURA Asset Management SA, 4.88%, due 4/17/2024	199,049 (j)
			44,847,286
Electric 2.6%
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	211,546 (j)
	$200,000	Adani Green Energy Ltd., 4.38%, due 9/8/2024	195,507 (d)
EUR	4,092,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	4,048,804 (j)(l)
		Calpine Corp.
	$490,000	5.13%, due 3/15/2028	467,566 (d)
	2,450,000	4.63%, due 2/1/2029	2,265,106 (d)
	2,751,000	5.00%, due 2/1/2031	2,495,749 (d)
	725,000	3.75%, due 3/1/2031	629,812 (d)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	226,687 (j)(l)(m)
	8,225,000	CMS Energy Corp., 3.75%, due 12/1/2050	6,643,232 (l)
	500,000	Comision Federal de Electricidad, 4.69%, due 5/15/2029	471,768 (j)
	1,930,000	Constellation Energy Generation LLC, 6.50%, due 10/1/2053	2,157,136
	1,350,000	Dominion Energy, Inc., 4.35%, due 1/15/2027	1,219,011 (l)(m)
	5,745,000	Edison International, 5.00%, due 12/15/2026	5,459,157 (l)(m)
EUR	1,200,000	EDP - Energias de Portugal SA, 5.94%, due 4/23/2083	1,348,714 (j)(l)
		Electricite de France SA
EUR	1,200,000	4.00%, due 7/4/2024	1,283,872 (j)(l)(m)
EUR	1,600,000	2.63%, due 12/1/2027	1,563,975 (j)(l)(m)
EUR	4,600,000	7.50%, due 9/6/2028	5,412,695 (j)(l)(m)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	3,890,629 (j)(l)(m)
EUR	200,000	EnBW Energie Baden-Wuerttemberg AG, 1.38%, due 8/31/2081	186,151 (j)(l)
EUR	3,900,000	Enel SpA, 6.38%, due 4/16/2028	4,464,985 (j)(l)(m)
EUR	600,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	674,341 (j)
	$3,475,000	Eversource Energy, 5.50%, due 1/1/2034	3,514,824
EUR	100,000	Iberdrola Finanzas SA, 1.58%, due 8/16/2027	97,128 (j)(l)(m)
	$1,030,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	930,398 (d)
	280,000	Mississippi Power Co., (Secured Overnight Financing Rate + 0.30%), 5.65%, due 6/28/2024	279,750 (c)
	975,000	National Rural Utilities Cooperative Finance Corp., (Secured Overnight Financing Rate + 0.33%), 5.68%, due 10/18/2024	974,395 (c)
		NextEra Energy Capital Holdings, Inc.
	250,000	(Secured Overnight Financing Rate Index + 1.02%), 6.37%, due 3/21/2024	250,109 (c)
	5,810,000	5.75%, due 9/1/2025	5,868,671
	820,000	(Secured Overnight Financing Rate Index + 0.76%), 6.10%, due 1/29/2026	820,894 (c)
GBP	340,000	NGG Finance PLC, 5.63%, due 6/18/2073	424,746 (j)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
		NRG Energy, Inc.
	$1,205,000	10.25%, due 3/15/2028	$1,269,972 (d)(l)(m)
	990,000	3.38%, due 2/15/2029	873,324 (d)
	3,465,000	3.63%, due 2/15/2031	2,972,078 (d)
	63,000	3.88%, due 2/15/2032	54,026 (d)
EUR	4,658,000	Orsted AS, 5.25%, due 12/8/3022	5,083,878 (j)(l)
	$9,885,000	Pacific Gas & Electric Co., 4.30%, due 3/15/2045	7,887,419
	3,895,000	PacifiCorp, 5.45%, due 2/15/2034	3,947,641
	1,000,000	PPL Capital Funding, Inc., (3 mo. USD Term SOFR + 2.93%), 8.27%, due 3/30/2067	957,491 (c)
		Southern Co.
	9,180,000	4.00%, due 1/15/2051	8,822,364 (l)
EUR	3,088,000	1.88%, due 9/15/2081	2,905,869 (l)
EUR	3,400,000	SSE PLC, 4.00%, due 1/21/2028	3,568,522 (j)(l)(m)
EUR	1,716,000	Stedin Holding NV, 1.50%, due 12/31/2026	1,674,263 (j)(l)(m)
GBP	3,800,000	Vattenfall AB, 6.88%, due 8/17/2083	4,890,934 (j)(l)
	$1,770,000	Vistra Corp., 7.00%, due 12/15/2026	1,716,900 (d)(l)(m)
		Vistra Operations Co. LLC
	190,000	5.50%, due 9/1/2026	188,261 (d)
	1,360,000	4.38%, due 5/1/2029	1,248,763 (d)
	1,050,000	7.75%, due 10/15/2031	1,090,735 (d)
			107,629,798
Electrical Components & Equipment 0.0%(i)
EUR	1,814,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	1,732,872 (j)
Electronics 0.1%
	$1,220,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,136,002 (d)
	1,065,000	Sensata Technologies BV, 5.88%, due 9/1/2030	1,052,511 (d)
			2,188,513
Energy - Alternate Sources 0.1%
EUR	100,000	Cullinan Holdco SCSp, 4.63%, due 10/15/2026	92,361 (j)
		FS Luxembourg SARL
	$420,000	10.00%, due 12/15/2025	439,813 (d)
	983,000	8.88%, due 2/12/2031	970,123 (d)(f)
	200,000	Greenko Wind Projects Mauritius Ltd., 5.50%, due 4/6/2025	197,020 (d)
	1,070,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	888,100 (d)
			2,587,417
Engineering & Construction 0.2%
EUR	5,900,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	6,146,590 (j)(l)(m)
EUR	360,000	Assemblin Group AB, (3 mo. EUR EURIBOR + 5.00%), 8.93%, due 7/5/2029	397,086 (c)(j)
	$200,000	IHS Holding Ltd., 5.63%, due 11/29/2026	180,400 (d)
			6,724,076
Entertainment 1.0%
EUR	785,000	Allwyn International AS, 3.88%, due 2/15/2027	819,105 (j)
EUR	3,597,000	Banijay Entertainment SASU, 7.00%, due 5/1/2029	4,082,547 (j)
		Caesars Entertainment, Inc.
	$1,055,000	6.25%, due 7/1/2025	1,058,603 (d)
	1,862,000	8.13%, due 7/1/2027	1,910,870 (d)
	1,290,000	4.63%, due 10/15/2029	1,179,212 (d)
	420,000	Cedar Fair LP, 5.25%, due 7/15/2029	401,489
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Entertainment – cont'd
		Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
	$985,000	5.50%, due 5/1/2025	$983,076 (d)
	1,245,000	5.38%, due 4/15/2027	1,232,679
	2,070,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	2,093,546 (d)
		Cirsa Finance International SARL
EUR	902,000	4.75%, due 5/22/2025	973,817 (j)
EUR	3,676,000	7.88%, due 7/31/2028	4,143,914 (j)
GBP	515,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	637,126 (j)
EUR	716,000	LHMC Finco 2 SARL, 7.25% Cash/8.00% PIK, due 10/2/2025	772,389 (j)(n)
	$1,635,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	1,678,965 (d)
		Live Nation Entertainment, Inc.
	1,265,000	5.63%, due 3/15/2026	1,251,017 (d)
	1,320,000	6.50%, due 5/15/2027	1,333,555 (d)
	3,865,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	3,565,661 (d)
EUR	595,000	Motion Bondco DAC, 4.50%, due 11/15/2027	606,225 (j)
GBP	400,000	Pinewood Finance Co. Ltd., 3.25%, due 9/30/2025	494,308 (j)
	$1,410,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	1,353,383 (d)
	1,130,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,052,392 (d)
		Six Flags Entertainment Corp.
	365,000	5.50%, due 4/15/2027	363,142 (d)
	715,000	7.25%, due 5/15/2031	729,300 (d)
	7,935,000	Warnermedia Holdings, Inc., 5.14%, due 3/15/2052	6,820,667
			39,536,988
Environmental Control 0.1%
	1,500,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	1,491,000 (d)(f)
	410,000	GFL Environmental, Inc., 6.75%, due 1/15/2031	419,339 (d)
	525,000	Madison IAQ LLC, 5.88%, due 6/30/2029	466,510 (d)
			2,376,849
Food 0.6%
	2,010,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	2,007,540 (d)
GBP	4,611,000	Bellis Acquisition Co. PLC, 3.25%, due 2/16/2026	5,522,387 (j)
GBP	545,000	Bellis Finco PLC, 4.00%, due 2/16/2027	628,597 (j)
	$3,625,000	Bimbo Bakeries USA, Inc., 5.38%, due 1/9/2036	3,655,305 (d)
	200,000	Cencosud SA, 4.38%, due 7/17/2027	192,679 (j)
GBP	600,000	Co-operative Group Holdings Ltd., 7.50%, due 7/8/2026	748,990 (j)(k)
		Iceland Bondco PLC
EUR	250,000	(3 mo. EUR EURIBOR + 5.50%), 9.50%, due 12/15/2027	270,445 (c)(j)
GBP	400,000	10.88%, due 12/15/2027	541,682 (j)
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
	$204,000	2.50%, due 1/15/2027	188,467
	276,000	5.13%, due 2/1/2028	273,164
	800,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	838,266 (d)
	1,265,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	1,233,753 (d)
EUR	292,000	Picard Bondco SA, 5.38%, due 7/1/2027	299,548 (j)
	$4,228,000	Sysco Corp., 6.60%, due 4/1/2050	4,923,077 (k)
		U.S. Foods, Inc.
	555,000	6.88%, due 9/15/2028	569,758 (d)
	650,000	7.25%, due 1/15/2032	680,875 (d)
			22,574,533
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Food Service 0.1%
EUR	1,170,000	Aramark International Finance SARL, 3.13%, due 4/1/2025	$1,250,726 (j)
	$935,000	Aramark Services, Inc., 5.00%, due 2/1/2028	903,518 (d)
			2,154,244
Forest Products & Paper 0.0%(i)
EUR	400,000	Sappi Papier Holding GmbH, 3.63%, due 3/15/2028	414,686 (j)
EUR	617,000	WEPA Hygieneprodukte GmbH, 2.88%, due 12/15/2027	622,550 (j)
			1,037,236
Gas 0.1%
EUR	3,000,000	APA Infrastructure Ltd., 7.13%, due 11/9/2083	3,464,995 (j)(l)
	$200,000	Beijing Gas Singapore Capital Corp., 1.88%, due 1/18/2025	193,844 (j)
GBP	695,000	Centrica PLC, 5.25%, due 4/10/2075	868,664 (j)(l)
			4,527,503
Hand - Machine Tools 0.3%
	$11,609,000	Regal Rexnord Corp., 6.40%, due 4/15/2033	12,064,397 (d)(k)
Healthcare - Products 0.1%
EUR	455,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	478,444 (j)
	$1,090,000	Baxter International, Inc., (Secured Overnight Financing Rate Index + 0.44%), 5.80%, due 11/29/2024	1,088,762 (c)
		Medline Borrower LP
	3,135,000	3.88%, due 4/1/2029	2,838,440 (d)
	785,000	5.25%, due 10/1/2029	731,941 (d)
	700,000	Thermo Fisher Scientific, Inc., 1.22%, due 10/18/2024	680,193
			5,817,780
Healthcare - Services 0.4%
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,679,316
		CHS/Community Health Systems, Inc.
	680,000	5.63%, due 3/15/2027	628,173 (d)
	634,000	8.00%, due 12/15/2027	624,351 (d)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,703,147
	1,095,000	Encompass Health Corp., 4.75%, due 2/1/2030	1,026,963
	3,100,000	HCA, Inc., 5.50%, due 6/1/2033	3,147,548
	1,035,000	Molina Healthcare, Inc., 3.88%, due 11/15/2030	907,211 (d)
	2,125,000	Mount Sinai Hospital, 3.74%, due 7/1/2049	1,614,977
	945,000	Roche Holdings, Inc., (Secured Overnight Financing Rate + 0.56%), 5.91%, due 3/10/2025	948,067 (c)(d)
	1,580,000	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,548,400 (d)(n)(o)
		Tenet Healthcare Corp.
	965,000	6.13%, due 10/1/2028	961,449
	1,495,000	6.13%, due 6/15/2030	1,494,443
	775,000	6.75%, due 5/15/2031	792,699 (d)
			17,076,744
Holding Companies - Diversified 0.0%(i)
		Benteler International AG
EUR	698,000	9.38%, due 5/15/2028	804,776 (j)
	$1,000,000	10.50%, due 5/15/2028	1,067,192 (d)
			1,871,968
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Home Builders 0.1%
KB Home
	$1,235,000	7.25%, due 7/15/2030	$1,269,234
	600,000	4.00%, due 6/15/2031	529,057
GBP	469,000	Maison Finco PLC, 6.00%, due 10/31/2027	533,792 (j)
GBP	920,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	1,038,622 (j)
	$1,640,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	1,557,141
4,927,846
Insurance 1.1%
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	207,092 (d)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
	1,550,000	6.75%, due 10/15/2027	1,513,296 (d)
	1,485,000	6.75%, due 4/15/2028	1,498,708 (d)
	815,000	7.00%, due 1/15/2031	823,639 (d)
	580,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	541,342 (d)
AssuredPartners, Inc.
	1,930,000	7.00%, due 8/15/2025	1,928,704 (d)
	985,000	5.63%, due 1/15/2029	930,250 (d)
EUR	210,000	Athene Global Funding, 0.83%, due 1/8/2027	209,439 (j)
Corebridge Financial, Inc.
	$3,900,000	5.75%, due 1/15/2034	4,000,335
	3,210,000	4.35%, due 4/5/2042	2,747,483
	600,000	Corebridge Global Funding, 0.65%, due 6/17/2024	588,452 (d)
	905,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	906,710 (d)
HUB International Ltd.
	4,210,000	7.25%, due 6/15/2030	4,330,688 (d)
	665,000	7.38%, due 1/31/2032	681,024 (d)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,020,133 (d)(l)
Metropolitan Life Global Funding I
	2,500,000	0.95%, due 7/2/2025	2,368,339 (d)
	3,575,000	5.00%, due 1/6/2026	3,588,487 (d)
	4,885,000	New York Life Global Funding, 0.85%, due 1/15/2026	4,539,743 (d)
	2,165,000	Northwestern Mutual Global Funding, 0.80%, due 1/14/2026	2,005,602 (d)
	5,860,000	Principal Life Global Funding II, 1.50%, due 11/17/2026	5,354,492 (d)
Protective Life Global Funding
	290,000	(Secured Overnight Financing Rate + 1.05%), 6.40%, due 12/11/2024	291,295 (c)(d)
	516,000	(Secured Overnight Financing Rate + 0.98%), 6.33%, due 3/28/2025	518,152 (c)(d)
	770,000	1.30%, due 9/20/2026	701,698 (d)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,447,299 (l)
43,742,402
Internet 0.2%
	2,615,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	2,653,441 (d)
	825,000	Newfold Digital Holdings Group, Inc., 6.00%, due 2/15/2029	623,906 (d)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
	1,370,000	4.75%, due 4/30/2027	1,318,128 (d)
	1,220,000	6.00%, due 2/15/2028	1,162,050 (d)
EUR	600,000	United Group BV, 4.63%, due 8/15/2028	607,058 (j)
	$1,070,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	979,793 (d)
7,344,376
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Investment Companies 0.0%(i)
	$255,000	CNCBINV 1 BVI Ltd., 1.75%, due 11/17/2024	$246,884 (j)
	200,000	Grupo de Inversiones Suramericana SA, 5.50%, due 4/29/2026	195,298 (j)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	194,114 (j)
636,296
Iron - Steel 0.2%
Carpenter Technology Corp.
	184,000	6.38%, due 7/15/2028	183,781
	1,060,000	7.63%, due 3/15/2030	1,096,358
CSN Inova Ventures
	200,000	6.75%, due 1/28/2028	191,763 (j)
	2,885,000	6.75%, due 1/28/2028	2,766,172 (d)
Metinvest BV
	240,000	7.65%, due 10/1/2027	165,600 (d)
	1,990,000	7.75%, due 10/17/2029	1,323,493 (d)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,055,541 (j)
	200,000	POSCO, 4.38%, due 8/4/2025	197,194 (d)
6,979,902
Leisure Time 0.3%
Carnival Corp.
	2,400,000	7.63%, due 3/1/2026	2,437,870 (d)
	450,000	7.00%, due 8/15/2029	467,965 (d)
	2,510,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	2,745,840 (d)
	1,013,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	998,003 (d)
Pinnacle Bidco PLC
EUR	110,000	8.25%, due 10/11/2028	123,940 (j)
GBP	600,000	10.00%, due 10/11/2028	797,464 (j)
Royal Caribbean Cruises Ltd.
	$1,615,000	5.50%, due 8/31/2026	1,598,631 (d)
	1,430,000	5.50%, due 4/1/2028	1,411,802 (d)
	535,000	8.25%, due 1/15/2029	567,551 (d)
11,149,066
Lodging 0.2%
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,859,123 (d)
GBP	748,000	TVL Finance PLC, 10.25%, due 4/28/2028	995,338 (j)
	$1,740,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,624,557 (d)
Wynn Macau Ltd.
	1,405,000	5.50%, due 1/15/2026	1,364,873 (d)
	200,000	5.50%, due 1/15/2026	194,288 (j)
6,038,179
Machinery - Construction & Mining 0.1%
Caterpillar Financial Services Corp.
	185,000	(Secured Overnight Financing Rate + 0.25%), 5.60%, due 5/17/2024	185,052 (c)
	1,089,000	(Secured Overnight Financing Rate + 0.27%), 5.62%, due 9/13/2024	1,089,481 (c)
	860,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	859,252 (d)
	1,660,000	Terex Corp., 5.00%, due 5/15/2029	1,568,703 (d)
3,702,488
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Machinery - Diversified 0.3%
		Chart Industries, Inc.
	$1,600,000	7.50%, due 1/1/2030	$1,642,430 (d)
	820,000	9.50%, due 1/1/2031	874,552 (d)
	870,000	Ingersoll Rand, Inc., 5.70%, due 8/14/2033	908,608
		John Deere Capital Corp.
	436,000	(Secured Overnight Financing Rate + 0.20%), 5.55%, due 10/11/2024	435,896 (c)
	138,000	(Secured Overnight Financing Rate + 0.56%), 5.92%, due 3/7/2025	138,321 (c)
	1,265,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,245,685 (d)
		TK Elevator Midco GmbH
EUR	4,706,000	4.38%, due 7/15/2027	4,939,075 (j)
EUR	200,000	(3 mo. EUR EURIBOR + 4.75%), 8.69%, due 7/15/2027	218,842 (c)(j)
			10,403,409
Media 1.2%
EUR	1,003,000	Altice Financing SA, 4.25%, due 8/15/2029	946,838 (j)
EUR	280,000	Altice Finco SA, 4.75%, due 1/15/2028	254,173 (j)
		CCO Holdings LLC/CCO Holdings Capital Corp.
	$810,000	5.00%, due 2/1/2028	761,266 (d)
	1,020,000	4.75%, due 3/1/2030	906,379 (d)
	1,170,000	4.25%, due 2/1/2031	989,289 (d)
	2,610,000	4.75%, due 2/1/2032	2,238,754 (d)
	725,000	4.50%, due 5/1/2032	604,838
	745,000	4.50%, due 6/1/2033	611,046 (d)
	1,360,000	4.25%, due 1/15/2034	1,081,339 (d)
		Charter Communications Operating LLC/Charter Communications Operating Capital
	9,020,000	4.80%, due 3/1/2050	6,885,934
	5,420,000	3.90%, due 6/1/2052	3,561,494
		Comcast Corp.
	140,000	3.70%, due 4/15/2024	139,496
	7,880,000	2.94%, due 11/1/2056	5,092,486
		CSC Holdings LLC
	585,000	5.50%, due 4/15/2027	525,613 (d)
	650,000	5.38%, due 2/1/2028	558,405 (d)
	520,000	11.25%, due 5/15/2028	526,904 (d)
	1,630,000	11.75%, due 1/31/2029	1,655,640 (d)
	405,000	6.50%, due 2/1/2029	344,276 (d)
	655,000	5.75%, due 1/15/2030	346,685 (d)
	1,035,000	4.13%, due 12/1/2030	747,788 (d)
	320,000	4.63%, due 12/1/2030	163,562 (d)
	130,000	5.00%, due 11/15/2031	65,436 (d)
		Discovery Communications LLC
	380,000	3.90%, due 11/15/2024	374,940
	7,695,000	4.65%, due 5/15/2050	6,188,195
	1,475,000	DISH DBS Corp., 5.13%, due 6/1/2029	564,997
	3,420,000	Fox Corp., 6.50%, due 10/13/2033	3,688,485
		McGraw-Hill Education, Inc.
	770,000	5.75%, due 8/1/2028	728,666 (d)
	1,160,000	8.00%, due 8/1/2029	1,075,900 (d)
	1,005,000	Sirius XM Radio, Inc., 4.00%, due 7/15/2028	912,649 (d)
	1,540,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	1,481,183 (d)
GBP	2,574,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,968,448 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
EUR	1,546,000	Ziggo Bond Co. BV, 3.38%, due 2/28/2030	$1,412,750 (j)
48,403,854
Mining 0.3%
	$200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	187,340 (j)
Corp. Nacional del Cobre de Chile
	2,890,000	3.15%, due 1/14/2030	2,545,720 (d)
	350,000	6.44%, due 1/26/2036	357,336 (d)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	183,973 (d)
First Quantum Minerals Ltd.
	990,000	6.88%, due 3/1/2026	943,018 (d)
	815,000	8.63%, due 6/1/2031	755,912 (d)
FMG Resources August 2006 Pty. Ltd.
	990,000	4.50%, due 9/15/2027	951,789 (d)
	915,000	6.13%, due 4/15/2032	905,151 (d)
Hudbay Minerals, Inc.
	3,615,000	4.50%, due 4/1/2026	3,502,949 (d)
	575,000	6.13%, due 4/1/2029	567,668 (d)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	189,176 (d)
	442,000	Volcan Cia Minera SAA, 4.38%, due 2/11/2026	257,465 (d)
11,347,497
Miscellaneous Manufacturer 0.0%(i)
EUR	405,000	Ctec II GmbH, 5.25%, due 2/15/2030	391,511 (j)
	$1,387,000	Siemens Financieringsmaatschappij NV, (Secured Overnight Financing Rate + 0.43%), 5.78%, due 3/11/2024	1,387,201 (c)(d)
1,778,712
Multi-National 0.0%(i)
	200,000	Africa Finance Corp., 3.88%, due 4/13/2024	198,660 (j)
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	184,400 (j)
	200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	187,172 (j)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	200,514 (d)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	263,436
	94,000	6.00%, due 4/26/2027	97,355
	26,000	5.00%, due 1/24/2029	26,089
1,157,626
Office - Business Equipment 0.0%(i)
	1,210,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/1/2031	1,061,509
Oil & Gas 1.1%
	200,000	3R Lux SARL, 9.75%, due 2/5/2031	199,400 (d)(f)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	900,000	7.00%, due 11/1/2026	899,473 (d)
	1,570,000	8.25%, due 12/31/2028	1,605,922 (d)
	1,225,000	5.88%, due 6/30/2029	1,153,877 (d)
EUR	4,000,000	BP Capital Markets PLC, 3.25%, due 3/22/2026	4,182,310 (j)(l)(m)
	$980,000	Callon Petroleum Co., 8.00%, due 8/1/2028	1,013,586 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
Civitas Resources, Inc.
	$860,000	8.38%, due 7/1/2028	$904,472 (d)
	1,895,000	8.63%, due 11/1/2030	2,021,130 (d)
	1,000,000	8.75%, due 7/1/2031	1,063,104 (d)
Comstock Resources, Inc.
	2,827,000	6.75%, due 3/1/2029	2,595,890 (d)
	665,000	5.88%, due 1/15/2030	576,259 (d)
	400,000	Cosan Luxembourg SA, 7.25%, due 6/27/2031	403,700 (d)
	3,820,000	Diamondback Energy, Inc., 6.25%, due 3/15/2053	4,058,500
Ecopetrol SA
	1,300,000	8.88%, due 1/13/2033	1,372,700
	1,215,000	5.88%, due 5/28/2045	903,223
	200,000	Geopark Ltd., 5.50%, due 1/17/2027	178,293 (j)
	545,000	Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, due 11/1/2033	585,733 (d)
	2,680,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	2,323,828 (d)
	420,000	Korea National Oil Corp., 1.75%, due 4/18/2025	403,771 (d)
	106,000	Leviathan Bond Ltd., 6.13%, due 6/30/2025	102,068 (j)
	817,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	786,736 (d)
Nabors Industries, Inc.
	890,000	7.38%, due 5/15/2027	874,547 (d)
	1,125,000	9.13%, due 1/31/2030	1,144,744 (d)
	1,195,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	1,213,601 (d)
	1,580,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	1,631,196 (d)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	817,773 (d)
	200,000	Petrobras Global Finance BV, 6.00%, due 1/27/2028	201,704
Petroleos Mexicanos
	14,000	6.49%, due 1/23/2027	13,161
	287,000	6.50%, due 3/13/2027	269,131
	2,515,000	6.75%, due 9/21/2047	1,604,204
	1,875,000	6.35%, due 2/12/2048	1,157,917
	4,480,000	7.69%, due 1/23/2050	3,132,000
	600,000	QatarEnergy, 1.38%, due 9/12/2026	548,406 (j)
EUR	520,000	Repsol International Finance BV, 4.25%, due 9/11/2028	544,737 (j)(l)(m)
	$960,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	893,794 (d)
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	185,050 (j)
Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	192,366 (d)
	200,000	1.45%, due 1/8/2026	187,540 (d)
	214,000	Tengizchevroil Finance Co. International Ltd., 2.63%, due 8/15/2025	201,525 (d)
	183,000	Tullow Oil PLC, 10.25%, due 5/15/2026	168,517 (d)
	615,000	Valaris Ltd., 8.38%, due 4/30/2030	630,535 (d)
EUR	700,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	664,955 (j)(l)(m)
	$392,000	YPF SA, 9.50%, due 1/17/2031	391,549 (d)
44,002,927
Packaging & Containers 0.4%
	1,430,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 6/15/2027	1,413,812 (d)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
GBP	595,000	4.75%, due 7/15/2027	558,034 (j)
	$940,000	5.25%, due 8/15/2027	702,633 (d)
	1,730,000	Berry Global, Inc., 5.63%, due 7/15/2027	1,715,152 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Packaging & Containers – cont'd
EUR	403,000	Canpack SA/Canpack U.S. LLC, 2.38%, due 11/1/2027	$399,897 (j)
EUR	400,000	Guala Closures SpA, 3.25%, due 6/15/2028	399,558 (j)
EUR	225,000	Kleopatra Holdings 2 SCA, 6.50%, due 9/1/2026	156,574 (j)
		Mauser Packaging Solutions Holding Co.
	$2,760,000	7.88%, due 8/15/2026	2,788,849 (d)
	1,365,000	9.25%, due 4/15/2027	1,317,573 (d)
	1,640,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	1,530,120 (d)
	110,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	102,575 (d)
	1,450,000	Sealed Air Corp., 5.00%, due 4/15/2029	1,390,682 (d)
		Trivium Packaging Finance BV
	1,135,000	5.50%, due 8/15/2026	1,108,045 (d)
	1,255,000	8.50%, due 8/15/2027	1,224,626 (d)
			14,808,130
Pharmaceuticals 0.9%
	880,000	AbbVie, Inc., 3.85%, due 6/15/2024	874,238
		Bayer AG
EUR	4,900,000	5.38%, due 3/25/2082	4,992,808 (j)(l)
EUR	2,500,000	6.63%, due 9/25/2083	2,729,038 (j)(l)
EUR	997,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	1,040,366 (j)
	$11,740,000	CVS Health Corp., 5.05%, due 3/25/2048	10,763,429
EUR	930,000	Grifols SA, 1.63%, due 2/15/2025	974,900 (j)
		Gruenenthal GmbH
EUR	720,000	3.63%, due 11/15/2026	762,430 (j)
EUR	125,000	4.13%, due 5/15/2028	132,810 (j)
EUR	952,000	Nidda Healthcare Holding GmbH, 7.50%, due 8/21/2026	1,064,575 (j)
	$5,025,000	Pfizer Investment Enterprises Pte. Ltd., 5.34%, due 5/19/2063	5,020,828
		Teva Pharmaceutical Finance Netherlands II BV
EUR	250,000	1.88%, due 3/31/2027	246,745 (j)
EUR	2,793,000	1.63%, due 10/15/2028	2,584,441 (j)
EUR	4,231,000	4.38%, due 5/9/2030	4,283,656
			35,470,264
Pipelines 0.9%
	$2,260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	2,108,465 (d)
		DT Midstream, Inc.
	2,035,000	4.13%, due 6/15/2029	1,869,652 (d)
	785,000	4.38%, due 6/15/2031	703,181 (d)
		Enbridge, Inc.
	510,000	(Secured Overnight Financing Rate Index + 0.63%), 5.99%, due 2/16/2024	510,053 (c)
	3,200,000	8.25%, due 1/15/2084	3,312,286 (l)
	2,420,000	Energy Transfer LP, 5.95%, due 5/15/2054	2,426,881
	1,425,000	Enterprise Products Operating LLC, 3.90%, due 2/15/2024	1,423,790
		EQM Midstream Partners LP
	685,000	6.00%, due 7/1/2025	683,528 (d)
	570,000	7.50%, due 6/1/2027	586,471 (d)
	835,000	5.50%, due 7/15/2028	827,396
	630,000	7.50%, due 6/1/2030	675,693 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
		Genesis Energy LP/Genesis Energy Finance Corp.
	$1,015,000	6.25%, due 5/15/2026	$1,010,307
	965,000	7.75%, due 2/1/2028	967,577
	1,975,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	1,994,957 (d)
	2,495,000	ITT Holdings LLC, 6.50%, due 8/1/2029	2,182,401 (d)
	3,740,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	3,604,236
	1,000,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	982,255 (d)
		New Fortress Energy, Inc.
	1,265,000	6.75%, due 9/15/2025	1,249,885 (d)
	2,730,000	6.50%, due 9/30/2026	2,644,899 (d)
		NGL Energy Operating LLC/NGL Energy Finance Corp.
	285,000	8.13%, due 2/15/2029	286,433 (d)(f)
	305,000	8.38%, due 2/15/2032	307,247 (d)(f)
	600,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	607,320 (j)
	1,905,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	1,905,191 (d)
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	1,445,000	5.50%, due 1/15/2028	1,391,058 (d)
	1,585,000	6.00%, due 12/31/2030	1,473,273 (d)
	125,000	6.00%, due 9/1/2031	115,137 (d)
		Venture Global LNG, Inc.
	840,000	9.50%, due 2/1/2029	892,113 (d)
	860,000	8.38%, due 6/1/2031	868,459 (d)
	540,000	9.88%, due 2/1/2032	567,879 (d)
			38,178,023
Real Estate 0.1%
EUR	200,000	Aroundtown SA, 0.38%, due 4/15/2027	176,392 (j)
EUR	200,000	Balder Finland OYJ, 2.00%, due 1/18/2031	166,900 (j)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	99,506 (j)
		Grand City Properties SA
EUR	100,000	5.90%, due 10/24/2024	69,809 (j)(l)(m)
EUR	100,000	1.50%, due 3/11/2026	57,142 (j)(l)(m)
		Heimstaden Bostad AB
EUR	300,000	3.38%, due 1/15/2026	184,773 (j)(l)(m)
EUR	1,380,000	3.00%, due 10/29/2027	725,013 (j)(l)(m)
EUR	900,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	662,838 (j)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	108,144 (j)
	1,255,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, due 4/15/2030	882,363 (d)
EUR	120,000	Samhallsbyggnadsbolaget i Norden AB, 2.63%, due 12/14/2025	23,343 (j)(l)(m)
			3,156,223
Real Estate Investment Trusts 0.5%
	$1,995,000	American Homes 4 Rent LP, 5.50%, due 2/1/2034	2,015,480
	425,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	374,702 (d)
EUR	219,000	Digital Dutch Finco BV, 1.25%, due 2/1/2031	195,421 (j)
	$650,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	586,210 (d)
		Iron Mountain, Inc.
	1,245,000	5.25%, due 3/15/2028	1,207,409 (d)
	940,000	5.63%, due 7/15/2032	882,768 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
		MPT Operating Partnership LP/MPT Finance Corp.
	$795,000	5.25%, due 8/1/2026	$672,549
EUR	200,000	0.99%, due 10/15/2026	162,026
	$700,000	5.00%, due 10/15/2027	529,822
	1,095,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.88%, due 10/1/2028	1,064,887 (d)
		RHP Hotel Properties LP/RHP Finance Corp.
	1,465,000	4.75%, due 10/15/2027	1,406,320
	645,000	4.50%, due 2/15/2029	599,598 (d)
		RLJ Lodging Trust LP
	1,495,000	3.75%, due 7/1/2026	1,412,777 (d)
	620,000	4.00%, due 9/15/2029	548,719 (d)
		Simon Property Group LP
	745,000	3.75%, due 2/1/2024	745,000
	275,000	2.00%, due 9/13/2024	269,331
	2,030,000	6.25%, due 1/15/2034	2,196,731
		Trust Fibra Uno
	200,000	5.25%, due 12/15/2024	198,528 (j)
	200,000	5.25%, due 1/30/2026	196,042 (d)
EUR	2,700,000	Unibail-Rodamco-Westfield SE, 7.25%, due 7/3/2028	3,006,736 (j)(l)(m)
	$835,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	849,989 (d)
		XHR LP
	1,180,000	6.38%, due 8/15/2025	1,180,389 (d)
	890,000	4.88%, due 6/1/2029	820,856 (d)
			21,122,290
Retail 0.6%
		1011778 BC ULC/New Red Finance, Inc.
	1,410,000	3.88%, due 1/15/2028	1,326,931 (d)
	870,000	4.38%, due 1/15/2028	827,483 (d)
	1,065,000	4.00%, due 10/15/2030	951,886 (d)
EUR	610,000	Afflelou SAS, 4.25%, due 5/19/2026	650,921 (j)
	$215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	217,503 (d)
		B&M European Value Retail SA
GBP	468,000	3.63%, due 7/15/2025	580,612 (j)
GBP	940,000	8.13%, due 11/15/2030	1,262,705 (j)
		Bath & Body Works, Inc.
	$1,380,000	6.63%, due 10/1/2030	1,398,147 (d)
	805,000	6.75%, due 7/1/2036	793,139
	1,405,000	Beacon Roofing Supply, Inc., 4.50%, due 11/15/2026	1,358,943 (d)
EUR	1,200,000	CECONOMY AG, 1.75%, due 6/24/2026	1,152,023 (j)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	199,954 (d)
GBP	780,000	Constellation Automotive Financing PLC, 4.88%, due 7/15/2027	825,923 (j)
EUR	660,000	Douglas GmbH, 6.00%, due 4/8/2026	706,198 (j)
		Dufry One BV
EUR	300,000	2.00%, due 2/15/2027	302,547 (j)
EUR	5,018,000	3.38%, due 4/15/2028	5,177,779 (j)
EUR	100,000	Eroski S Coop, 10.63%, due 4/30/2029	114,554 (j)
		Macy's Retail Holdings LLC
	$975,000	5.88%, due 3/15/2030	924,544 (d)
	1,295,000	4.50%, due 12/15/2034	1,086,084
	355,000	5.13%, due 1/15/2042	281,315
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
EUR	220,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	$191,290 (j)
		PetSmart, Inc./PetSmart Finance Corp.
	$1,075,000	4.75%, due 2/15/2028	1,004,226 (d)
	1,190,000	7.75%, due 2/15/2029	1,150,352 (d)
EUR	853,000	PEU Fin PLC, 7.25%, due 7/1/2028	949,831 (j)
	$610,000	SRS Distribution, Inc., 6.13%, due 7/1/2029	577,255 (d)
	925,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	923,909 (d)(n)
			24,936,054
Semiconductors 0.3%
	964,000	Analog Devices, Inc., (Secured Overnight Financing Rate Index + 0.25%), 5.60%, due 10/1/2024	963,778 (c)
EUR	400,000	Infineon Technologies AG, 2.88%, due 1/1/2025	421,516 (j)(l)(m)
	$7,731,000	Marvell Technology, Inc., 5.95%, due 9/15/2033	8,185,509
	3,920,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 1/15/2033	3,864,430
		SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	202,373 (d)
	200,000	6.38%, due 1/17/2028	207,830 (d)
			13,845,436
Software 0.6%
	1,575,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,406,889 (d)
		Oracle Corp.
	1,360,000	3.40%, due 7/8/2024	1,346,588
	9,755,000	4.00%, due 11/15/2047	7,784,957
	6,975,000	3.95%, due 3/25/2051	5,419,023
	5,420,000	5.55%, due 2/6/2053	5,386,164
	2,115,000	UKG, Inc., 6.88%, due 2/1/2031	2,138,794 (d)(f)
			23,482,415
Telecommunications 2.2%
		Altice France Holding SA
EUR	394,000	4.00%, due 2/15/2028	180,829 (j)
	$1,155,000	6.00%, due 2/15/2028	515,617 (d)
		Altice France SA
EUR	100,000	3.38%, due 1/15/2028	83,157 (j)
	$2,740,000	5.50%, due 1/15/2028	2,139,289 (d)
EUR	1,510,000	4.13%, due 1/15/2029	1,236,806 (j)
		AT&T, Inc.
	$1,448,000	0.90%, due 3/25/2024	1,438,081
	8,880,000	3.50%, due 9/15/2053	6,341,947
GBP	5,620,000	British Telecommunications PLC, 8.38%, due 12/20/2083	7,611,880 (j)(l)
	$740,000	C&W Senior Financing DAC, 6.88%, due 9/15/2027	701,150 (d)
		CommScope Technologies LLC
	195,000	6.00%, due 6/15/2025	155,025 (d)
	860,000	5.00%, due 3/15/2027	317,017 (d)
		CommScope, Inc.
	355,000	6.00%, due 3/1/2026	307,494 (d)
	365,000	8.25%, due 3/1/2027	159,976 (d)
	325,000	4.75%, due 9/1/2029	214,864 (d)
EUR	809,000	eircom Finance DAC, 3.50%, due 5/15/2026	846,672 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
		Frontier Communications Holdings LLC
	$965,000	5.88%, due 10/15/2027	$928,166 (d)
	1,010,000	5.00%, due 5/1/2028	932,105 (d)
	1,160,000	5.88%, due 11/1/2029	982,967
	920,000	8.75%, due 5/15/2030	942,441 (d)
		Iliad Holding SASU
	590,000	6.50%, due 10/15/2026	578,352 (d)
EUR	5,295,000	5.63%, due 10/15/2028	5,733,911 (j)
	$530,000	7.00%, due 10/15/2028	525,778 (d)
EUR	785,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	892,040 (j)(l)(m)
		Level 3 Financing, Inc.
	$535,000	3.40%, due 3/1/2027	525,637 (d)
	1,120,000	4.63%, due 9/15/2027	688,800 (d)
	1,120,000	3.63%, due 1/15/2029	588,000 (d)
	585,000	3.75%, due 7/15/2029	307,125 (d)
	750,000	10.50%, due 5/15/2030	746,250 (d)
EUR	7,365,000	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	7,728,986 (j)
	$2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,174,254 (d)
EUR	860,000	PLT VII Finance SARL, 4.63%, due 1/5/2026	922,195 (j)
	$2,867,000	Rogers Communications, Inc., 3.80%, due 3/15/2032	2,607,791
EUR	1,000,000	SES SA, 2.88%, due 5/27/2026	1,007,295 (j)(l)(m)
		Telecom Italia SpA
EUR	900,000	3.00%, due 9/30/2025	951,087 (j)
EUR	700,000	6.88%, due 2/15/2028	802,333 (j)
EUR	4,135,000	7.88%, due 7/31/2028	4,901,428 (j)
		Telefonica Europe BV
EUR	1,500,000	7.13%, due 8/23/2028	1,756,813 (j)(l)(m)
EUR	500,000	2.88%, due 6/24/2027	505,903 (j)(l)(m)
		T-Mobile USA, Inc.
	$4,505,000	4.50%, due 4/15/2050	3,944,247
	8,955,000	3.40%, due 10/15/2052	6,433,125
		Verizon Communications, Inc.
	145,000	3.50%, due 11/1/2024	142,658
	6,315,000	2.99%, due 10/30/2056	4,127,803
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	199,000 (j)
		Vodafone Group PLC
	9,495,000	4.88%, due 6/19/2049	8,580,481
GBP	677,000	4.88%, due 10/3/2078	835,441 (j)(l)
EUR	4,300,000	6.50%, due 8/30/2084	4,960,591 (j)(l)
EUR	700,000	Wp/ap Telecom Holdings III BV, 5.50%, due 1/15/2030	687,784 (j)
			89,890,591
Transportation 0.0%(i)
GBP	1,069,000	Mobico Group PLC, 4.25%, due 11/26/2025	1,234,074 (j)(l)(m)
	$495,911	MV24 Capital BV, 6.75%, due 6/1/2034	465,713 (d)
			1,699,787
Trucking & Leasing 0.0%(i)
	1,027,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,020,573 (d)(l)
Water 0.1%
	1,080,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	1,081,749 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Water – cont'd
EUR	250,000	Thames Water Utilities Finance PLC, 4.38%, due 1/18/2031	$255,076 (j)
		Veolia Environnement SA
EUR	3,000,000	5.99%, due 11/22/2028	3,408,258 (j)(l)(m)
EUR	200,000	2.50%, due 1/20/2029	193,705 (j)(l)(m)
			4,938,788
Total Corporate Bonds (Cost $1,392,754,305)			1,344,442,541

Loan Assignments(c)0.0%(i)
Telecommunications 0.0%(i)
		GTT Communications, Inc.
	$241,632	Term Loan, (1 mo. USD Term SOFR + 7.10%), 6.43%, due 12/30/2027	215,657
	196,044	Term Loan, (3 mo. USD Term SOFR + 9.10%), 14.49%, due 6/30/2028	137,230
	61,193	Lumen Technologies, Inc., Term Loan A, due 6/1/2028	61,193 (g)(o)(p)
			414,080
Utilities 0.0%(i)
	672,916	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.86%, due 11/16/2026	555,714 (q)
Total Loan Assignments (Cost $1,171,785)			969,794
Foreign Government Securities 3.8%
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	196,008 (j)
	200,000	8.25%, due 5/9/2028	180,460 (j)
	1,110,000	8.00%, due 11/26/2029	963,973 (d)
	1,465,000	8.75%, due 4/14/2032	1,257,193 (d)
	2,605,000	9.38%, due 5/8/2048	2,089,366 (d)
	1,750,000	9.13%, due 11/26/2049	1,383,035 (d)
		Argentine Republic Government International Bonds
	175,982	1.00%, due 7/9/2029	71,325
	365,940	0.75%, due 7/9/2030	147,863 (k)
	200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	178,721 (j)
	500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	479,250 (j)
CLP	145,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 9/1/2030	154,388 (j)
		Brazil Government International Bonds
	$1,250,000	6.00%, due 10/20/2033	1,233,643
	800,000	7.13%, due 5/13/2054	799,410
		Brazil Notas do Tesouro Nacional
BRL	5,877,000	10.00%, due 1/1/2025	1,184,374
BRL	9,105,000	10.00%, due 1/1/2029	1,820,198
BRL	6,760,000	10.00%, due 1/1/2031	1,332,409
BRL	2,000,000	10.00%, due 1/1/2033	394,757
EUR	113,000	Bulgaria Government International Bonds, 4.88%, due 5/13/2036	129,712 (j)
EUR	380,000	Bundesobligation, 2.40%, due 10/19/2028	416,544 (j)
		Bundesrepublik Deutschland Bundesanleihe
EUR	177,000	0.50%, due 2/15/2028	179,766 (j)
EUR	121,000	0.00%, due 2/15/2030	115,945 (j)
EUR	40,566	0.00%, due 8/15/2031	37,695 (j)
EUR	761,218	0.00%, due 8/15/2031	707,099 (j)
EUR	136,900	2.50%, due 8/15/2046	149,797 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	$106,247
	$750,000	3.88%, due 4/25/2027	710,164
	930,000	3.00%, due 1/30/2030	772,769
	1,500,000	3.25%, due 4/22/2032	1,174,102
	400,000	7.50%, due 2/2/2034	408,895
	1,000,000	8.00%, due 11/14/2035	1,052,885
		Colombian TES
COP	2,083,500,000	6.00%, due 4/28/2028	482,445
COP	10,451,500,000	7.00%, due 6/30/2032	2,315,818
COP	7,220,600,000	7.25%, due 10/18/2034	1,571,316
		Dominican Republic International Bonds
	$350,000	8.63%, due 4/20/2027	365,915 (j)
	200,000	5.50%, due 2/22/2029	193,471 (j)
	1,395,000	7.05%, due 2/3/2031	1,450,284 (d)
	4,380,000	6.85%, due 1/27/2045	4,272,646 (d)
		Ecuador Government International Bonds
	1,020,000	6.00%, due 7/31/2030	533,372 (d)(k)
	1,400,000	3.50%, due 7/31/2035	573,499 (d)(k)
		Egypt Government International Bonds
	570,000	5.88%, due 2/16/2031	370,979 (d)
	3,020,000	8.50%, due 1/31/2047	1,840,539 (d)
		El Salvador Government International Bonds
	110,000	6.38%, due 1/18/2027	97,900 (j)
	200,000	8.63%, due 2/28/2029	180,300 (j)
	345,000	9.50%, due 7/15/2052	293,250 (d)
EUR	120,000	Estonia Government International Bonds, 3.25%, due 1/17/2034	128,921 (j)
		European Union
EUR	434,000	0.00%, due 7/6/2026	440,420 (j)
EUR	350,000	2.00%, due 10/4/2027	370,950 (j)
EUR	190,000	1.63%, due 12/4/2029	194,747 (j)
EUR	54,000	3.13%, due 12/4/2030	60,178 (j)
EUR	104,000	3.25%, due 7/4/2034	116,540 (j)
EUR	158,000	2.75%, due 12/4/2037	165,770 (j)
EUR	218,000	3.38%, due 10/4/2038	242,676 (j)
EUR	59,000	3.00%, due 3/4/2053	60,565 (j)
EUR	5,000,000	Free State of Saxony, 3.38%, due 9/21/2026	5,500,883
		French Republic Government Bonds OAT
EUR	174,000	0.50%, due 5/25/2025	182,363 (j)
EUR	475,000	0.00%, due 2/25/2026	487,620 (j)
EUR	115,513	1.00%, due 5/25/2027	119,365 (j)
EUR	85,300	0.75%, due 2/25/2028	86,489 (j)
EUR	127,000	0.75%, due 5/25/2028	128,223 (j)
EUR	571,704	1.50%, due 5/25/2031	578,265 (j)
EUR	143,000	0.00%, due 11/25/2031	127,496 (j)
EUR	391,503	2.00%, due 11/25/2032	404,224 (j)
EUR	447,142	1.25%, due 5/25/2038	387,401 (j)
EUR	120,000	1.50%, due 5/25/2050	91,199 (j)
EUR	58,847	0.75%, due 5/25/2052	35,188 (j)
EUR	47,300	1.75%, due 5/25/2066	35,209 (j)
	$200,000	Ghana Government International Bonds, 6.38%, due 2/11/2027	89,562 (j)(r)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Guatemala Government Bonds
	$200,000	5.25%, due 8/10/2029	$193,271 (j)
	2,095,000	3.70%, due 10/7/2033	1,714,689 (d)
		Hellenic Republic Government Bonds
EUR	150,000	3.38%, due 6/15/2034	162,235 (f)(j)
EUR	346,000	4.38%, due 7/18/2038	400,469 (j)
		Hungary Government Bonds
HUF	119,010,000	6.75%, due 10/22/2028	346,935
HUF	2,030,740,000	3.25%, due 10/22/2031	4,807,044
EUR	81,000	Hungary Government International Bonds, 5.00%, due 2/22/2027	90,548 (j)
		Indonesia Government International Bonds
EUR	100,000	1.75%, due 4/24/2025	104,979
	$4,000,000	4.63%, due 4/15/2043	3,720,862 (d)
		Indonesia Treasury Bonds
IDR	8,217,000,000	6.13%, due 5/15/2028	516,427
IDR	54,478,000,000	8.25%, due 5/15/2029	3,715,241
IDR	26,460,000,000	7.00%, due 9/15/2030	1,714,148
IDR	23,174,000,000	7.00%, due 2/15/2033	1,507,076
		Ireland Government Bonds
EUR	120,000	2.60%, due 10/18/2034	129,514 (j)
EUR	50,000	3.00%, due 10/18/2043	55,167 (j)
		Italy Buoni Poliennali Del Tesoro
EUR	464,000	1.75%, due 5/30/2024	498,035 (j)
EUR	733,000	1.45%, due 11/15/2024	780,257 (j)
EUR	473,000	3.40%, due 3/28/2025	512,334 (j)
EUR	161,252	1.40%, due 5/26/2025	172,748 (j)(s)
EUR	224,000	1.85%, due 7/1/2025	238,053 (j)
EUR	423,000	0.00%, due 4/1/2026	429,703 (j)
EUR	173,245	0.55%, due 5/21/2026	182,480 (j)(s)
EUR	88,000	1.60%, due 6/1/2026	92,430 (j)
EUR	173,000	0.00%, due 8/1/2026	174,195 (j)
EUR	113,069	2.00%, due 3/14/2028	122,014 (j)(s)
EUR	213,000	4.00%, due 2/1/2037	232,521 (j)
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	783,464 (j)
EUR	100,000	5.88%, due 10/17/2031	97,019 (j)
	$204,039	5.75%, due 12/31/2032	196,469 (j)
	3,715,000	6.13%, due 6/15/2033	3,340,379 (d)
	400,000	8.25%, due 1/30/2037	397,400 (d)
EUR	100,000	Kazakhstan Government International Bonds, 0.60%, due 9/30/2026	100,262 (j)
		Kingdom of Belgium Government Bonds
EUR	102,000	3.00%, due 6/22/2033	111,780 (j)
EUR	172,097	1.45%, due 6/22/2037	152,828 (j)
EUR	63,778	0.40%, due 6/22/2040	45,215 (j)
EUR	112,000	Kommunekredit, 0.88%, due 11/3/2036	94,762 (j)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	202,164 (d)
	400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	399,861 (d)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	202,062 (d)
		Mexico Bonos
MXN	30,841,000	8.50%, due 5/31/2029	1,746,011
MXN	56,380,000	7.75%, due 5/29/2031	3,027,909
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
MXN	153,500,000	7.50%, due 5/26/2033	$7,963,213
		Mexico Government International Bonds
	$4,140,000	3.50%, due 2/12/2034	3,465,171
	3,500,000	6.00%, due 5/7/2036	3,564,626
	4,130,000	4.40%, due 2/12/2052	3,183,628
	400,000	6.40%, due 5/7/2054	402,692
	400,000	MFB Magyar Fejlesztesi Bank Zrt, 6.50%, due 6/29/2028	409,226 (j)
		Mongolia Government International Bonds
	980,000	5.13%, due 4/7/2026	943,708 (d)
	200,000	8.65%, due 1/19/2028	209,588 (j)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	246,111 (j)
EUR	255,658	0.00%, due 7/15/2031	232,834 (j)
EUR	350,633	4.00%, due 1/15/2037	435,662 (j)
	$2,635,000	Oman Government International Bonds, 7.00%, due 1/25/2051	2,720,911 (d)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	108,754
	160,000	9.38%, due 4/1/2029	179,021
	1,675,000	2.25%, due 9/29/2032	1,186,534
	2,330,000	3.30%, due 1/19/2033	1,788,937
		Paraguay Government International Bonds
	1,615,000	4.95%, due 4/28/2031	1,553,626 (d)
	1,675,000	3.85%, due 6/28/2033	1,450,273 (d)
PEN	21,990,000	Peru Government Bonds, 6.15%, due 8/12/2032	5,684,663
PEN	9,208,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,442,961 (j)
		Portugal Obrigacoes do Tesouro OT
EUR	163,500	1.95%, due 6/15/2029	172,475 (j)
EUR	295,000	0.30%, due 10/17/2031	266,718 (j)
EUR	253,000	1.65%, due 7/16/2032	250,574 (j)
EUR	220,000	3.50%, due 6/18/2038	244,130 (j)
	$135,721	Provincia de Cordoba, 6.88%, due 12/10/2025	116,720 (j)
	1,270,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,111,250 (d)
EUR	353,000	Republic of Austria Government Bonds, 0.90%, due 2/20/2032	332,472 (j)
		Republic of Poland Government Bonds
PLN	6,452,000	7.50%, due 7/25/2028	1,770,352
PLN	14,657,000	6.00%, due 10/25/2033	3,873,666
		Republic of Poland Government International Bonds
EUR	49,000	3.88%, due 2/14/2033	54,808 (j)
EUR	130,000	3.63%, due 1/11/2034	141,106 (j)
		Republic of South Africa Government Bonds
ZAR	48,062,846	8.00%, due 1/31/2030	2,364,700
ZAR	33,980,035	8.25%, due 3/31/2032	1,583,345
ZAR	9,479,631	8.50%, due 1/31/2037	394,274
		Republic of South Africa Government International Bonds
	$1,680,000	5.65%, due 9/27/2047	1,247,400
	880,000	5.75%, due 9/30/2049	650,848
		Romania Government Bonds
RON	13,250,000	4.85%, due 7/25/2029	2,687,413
RON	21,975,000	8.25%, due 9/29/2032	5,356,915
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	218,315 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	166,000	2.88%, due 5/26/2028	$168,609 (j)
EUR	100,000	5.50%, due 9/18/2028	111,107 (j)
EUR	200,000	5.50%, due 9/18/2028	222,215 (j)
EUR	437,000	6.63%, due 9/27/2029	507,096 (j)
EUR	191,000	3.62%, due 5/26/2030	190,557 (j)
EUR	153,000	1.75%, due 7/13/2030	135,129 (j)
	$3,210,000	3.00%, due 2/14/2031	2,726,125 (j)
	1,280,000	3.63%, due 3/27/2032	1,106,442 (d)
EUR	300,000	6.38%, due 9/18/2033	343,764 (j)
EUR	87,000	3.88%, due 10/29/2035	80,145 (j)
	$1,370,000	4.00%, due 2/14/2051	986,400 (d)
	2,666,000	4.00%, due 2/14/2051	1,920,576 (j)
		Saudi Government International Bonds
	3,995,000	3.25%, due 11/17/2051	2,638,793 (d)
	1,095,000	3.75%, due 1/21/2055	777,450 (d)
		Serbia International Bonds
EUR	350,000	3.13%, due 5/15/2027	361,207 (j)
EUR	200,000	1.00%, due 9/23/2028	181,617 (j)
EUR	90,000	Slovenia Government Bonds, 1.50%, due 3/25/2035	82,012 (j)
		Spain Government Bonds
EUR	206,000	2.75%, due 10/31/2024	221,317 (j)
EUR	328,000	1.45%, due 10/31/2027	339,712 (j)
EUR	130,000	3.15%, due 4/30/2033	141,445 (j)
EUR	545,000	3.55%, due 10/31/2033	610,123 (j)
EUR	156,000	3.25%, due 4/30/2034	169,771 (j)
EUR	66,000	0.85%, due 7/30/2037	51,670 (j)
EUR	430,000	0.85%, due 7/30/2037	336,641 (j)
EUR	29,000	1.00%, due 7/30/2042	20,380 (j)
		Sri Lanka Government International Bonds
	$302,000	6.85%, due 3/14/2024	154,333 (j)(r)
	200,000	6.35%, due 6/28/2024	102,189 (j)(r)
	200,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, due 1/28/2027	207,000 (d)
		Ukraine Government International Bonds
	200,000	8.99%, due 2/1/2026	57,622 (j)(r)
	4,040,000	7.25%, due 3/15/2035	909,000 (d)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	162,104 (j)
	$1,230,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	1,195,372
	1,295,300	Venezuela Government International Bonds, 8.25%, due 10/13/2024	181,742 (j)(r)
Total Foreign Government Securities (Cost $171,671,347)			156,324,226

Convertible Bonds 0.0%(i)
Media 0.0%(i)
	610,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $582,554)	353,800

Municipal Notes 0.8%
California 0.2%
	1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,717,879
	1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,722,763
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

California – cont'd
$2,055,000	California State University Refunding Revenue, Series 2020-B, 2.98%, due 11/1/2051	$1,444,513
2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AGM Insured), 3.92%, due 1/15/2053	1,710,366
1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,370,019
1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,191,388
		9,156,928
Massachusetts 0.0%(i)
1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,044,773
Michigan 0.0%(i)
1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,443,602
Nevada 0.0%(i)
2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,565,213
New Jersey 0.0%(i)
695,000	Atlantic City General Obligation Refunding, Series 2018, 4.29%, due 9/1/2026	683,096
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	523,904
		1,207,000
New York 0.1%
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,078,454
Ohio 0.2%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,535,012
2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,690,412
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,660,905
2,055,000	Ohio University General Receipt Athens Refunding Revenue, Series 2020, 2.91%, due 12/1/2043	1,527,410
		6,413,739
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,712,816
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,601,492
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,296,187
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,526,395
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Texas – cont'd
$1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	$1,170,700
		5,594,774
Utah 0.1%
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,595,203
Total Municipal Notes (Cost $41,202,441)		31,812,502
Number of Shares

Common Stocks 0.0%(i)
Real Estate Management & Development 0.0%(i)
4,493	GTT Communications, Inc. (Cost $121,311)	58,409 *

Closed-End Funds 0.0%(i)
Investment Companies 0.0%(i)(t)
375,535	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $580,077)	324,212
Exchange-Traded Funds 2.4%
394,254	iShares iBoxx $ High Yield Corporate Bond ETF	30,546,800
329,413	iShares iBoxx $ Investment Grade Corporate Bond ETF	36,291,430
1,363,017	SPDR Portfolio High Yield Bond ETF	31,976,379
Total Exchange-Traded Funds (Cost $94,347,496)		98,814,609
Total Purchased Option Contracts 0.0%(i)(u) (Cost $0)		0

Short-Term Investments 3.4%
Investment Companies 3.4%
136,661,127	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(v) (Cost $136,661,127)	136,661,127
Total Investments 114.8% (Cost $4,794,657,648)		4,670,032,461
Liabilities Less Other Assets (14.8)%		(601,772,032)(w)
Net Assets 100.0%		$4,068,260,429

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $1,190,662,275, which represents 29.3% of net assets of the Fund.

(e)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2024.

(f)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $51,947,515, which represents 1.1% of net assets of the Fund.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at January 31, 2024 amounted to $599,115,335, which represents 14.7% of net assets of the Fund.

(i)	Represents less than 0.05% of net assets of the Fund.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $304,432,526, which represents 7.5% of net assets of the
Fund.

(k)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2024.

(l)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(m)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(n)	Payment-in-kind (PIK) security.
(o)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $1,609,593, which represents
0.0% of net assets of the Fund.

(p)	All or a portion of this security had not settled as of January 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(q)	Value determined using significant unobservable inputs.
(r)	Defaulted security.
(s)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(t)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(u)	See "Purchased option contracts" under Derivative Instruments.
(v)	Represents 7-day effective yield as of January 31, 2024.
(w)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,647,932,888	89.7%
Cayman Islands	152,503,118	3.8%
United Kingdom	132,759,365	3.3%
France	61,611,365	1.5%
Germany	57,901,298	1.4%
Canada	41,442,222	1.0%
Mexico	37,995,401	0.9%
Australia	35,135,272	0.9%
Spain	34,218,947	0.8%
Netherlands	25,022,957	0.6%
Italy	24,761,785	0.6%
Sweden	24,226,643	0.6%
Switzerland	23,548,860	0.6%
Brazil	17,737,792	0.4%
Romania	16,760,808	0.4%
Indonesia	13,074,112	0.3%
Colombia	12,664,110	0.3%
Luxembourg	10,942,732	0.3%
Ireland	9,022,475	0.2%
Peru	8,618,505	0.2%
South Africa	7,229,676	0.2%
Israel	7,216,910	0.2%
Finland	6,807,976	0.2%
Bermuda	6,504,135	0.2%
Dominican Republic	6,282,316	0.2%
Poland	6,239,829	0.2%
Angola	6,070,035	0.2%
Japan	5,688,919	0.1%
Hungary	5,653,753	0.1%
China	5,495,356	0.1%
Jersey	5,308,005	0.1%
Denmark	5,178,640	0.1%
Chile	5,036,394	0.1%
Oman	4,895,165	0.1%
Cote D'Ivoire	4,417,331	0.1%
Belgium	4,316,178	0.1%
Panama	3,964,396	0.1%
Saudi Arabia	3,416,243	0.1%
Paraguay	3,003,899	0.1%
Kazakhstan	2,825,959	0.1%
Supranational	2,809,472	0.1%
Ukraine	2,654,715	0.1%
United Arab Emirates	2,612,754	0.1%
Hong Kong	2,313,099	0.1%
Portugal	2,282,611	0.1%
Egypt	2,211,518	0.1%
Austria	2,204,440	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Korea	$2,190,034	0.1%
Guatemala	1,907,960	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	18,752,961	0.0%
Short-Term Investments and Other Liabilities—Net	(465,110,905)	(11.4)%
	$4,068,260,429	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	25	Euro-Bobl	$3,202,385	$15,938
3/2024	26	Euro-BTP	3,343,124	6,475
3/2024	7	Euro-Buxl Bond, 30 Year	1,040,628	30,202
3/2024	9	Euro-Schatz	1,032,836	224
3/2024	120	Long Gilt	15,203,041	564,560
3/2024	3,724	U.S. Treasury Note, 10 Year	418,309,938	5,934,853
3/2024	3,893	U.S. Treasury Note, 5 Year	421,964,703	2,701,256
Total Long Positions			$864,096,655	$9,253,508

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2024	248	Euro-Bobl	$(31,767,658)	$(206,630)
3/2024	132	Euro-Bund	(19,379,332)	(349,793)
3/2024	14	Euro-Oat	(1,972,624)	(29,123)
3/2024	189	Euro-Schatz	(21,689,556)	(60,677)
3/2024	117	Long Gilt	(14,822,964)	(575,514)
3/2024	932	U.S. Treasury Long Bond	(114,024,375)	(6,956,055)
3/2024	1,536	U.S. Treasury Note, 2 Year	(315,888,000)	(569,315)
3/2024	245	U.S. Treasury Note, Ultra 10 Year	(28,634,375)	(848,389)
3/2024	2,604	U.S. Treasury Ultra Bond	(336,485,625)	(19,108,704)
4/2024	50	Euribor, 3 Months	(13,022,438)	(7,304)
Total Short Positions			$(897,686,947)	$(28,711,504)
Total Futures				$(19,457,996)
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	272,010	BRL	1,355,035	GSI	4/3/2024	$145
USD	626,444	BRL	3,095,592	JPM	4/3/2024	5,366
USD	300,646	BRL	1,493,490	MS	4/3/2024	1,003
USD	952,718	CLP	867,278,638	JPM	3/20/2024	23,278
USD	1,333,192	CNH	9,483,329	GSI	3/20/2024	10,173
COP	4,515,795,149	USD	1,155,275	CITI	2/1/2024	4,413
COP	4,515,795,149	USD	1,150,345	GSI	2/1/2024	9,343
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
COP	2,997,309,661	USD	735,338	GSI	3/20/2024	$27,840
CZK	15,987,646	EUR	641,868	CITI	3/20/2024	33
CZK	15,987,646	EUR	641,688	GSI	3/20/2024	228
EUR	2,146,376	CZK	52,630,089	BCB	3/20/2024	36,056
EUR	465,464	HUF	177,585,977	HSBC	2/6/2024	3,209
EUR	1,281,928	HUF	487,479,006	MS	2/6/2024	13,365
EUR	1,285,197	HUF	487,859,325	SCB	2/6/2024	15,828
USD	2,678,515	EUR	2,421,164	CITI	2/2/2024	61,962
USD	99,590	EUR	91,601	SCB	2/2/2024	596
USD	1,812,091	EUR	1,656,089	BCB	2/5/2024	22,133
USD	458,201	EUR	412,040	JPM	2/5/2024	12,854
USD	225,459	EUR	205,593	JPM	2/5/2024	3,247
USD	282,660	EUR	259,368	JPM	2/5/2024	2,326
USD	305,424	EUR	280,254	CITI	2/6/2024	2,504
USD	113,791	EUR	103,715	GSI	2/6/2024	1,688
USD	72,705,000	EUR	66,255,371	GSI	2/8/2024	1,085,032
USD	5,481,050	EUR	5,000,000	GSI	2/8/2024	76,208
USD	5,439,391	EUR	4,998,900	JPM	2/29/2024	31,003
USD	2,726,841	EUR	2,512,765	SCB	3/4/2024	7,788
USD	2,298,722	EUR	2,107,970	CITI	3/5/2024	17,596
USD	506,684	EUR	463,982	JPM	3/5/2024	4,589
USD	286,282	EUR	261,598	JPM	3/5/2024	3,195
USD	84,515,828	EUR	76,959,274	GSI	4/18/2024	1,076,325
USD	18,698,470	EUR	17,000,000	GSI	4/18/2024	267,013
USD	5,455,240	EUR	5,000,000	GSI	4/18/2024	34,223
USD	1,593,004	EUR	1,449,445	GSI	4/18/2024	21,511
USD	1,368,981	EUR	1,244,215	GSI	4/18/2024	19,999
USD	1,284,951	EUR	1,168,604	GSI	4/18/2024	17,947
USD	38,365,149	EUR	34,867,179	JPM	4/18/2024	562,036
USD	2,198,633	EUR	2,000,000	TD	4/18/2024	30,227
USD	17,859,380	GBP	14,000,000	GSI	4/18/2024	107,317
USD	17,819,464	GBP	14,026,877	GSI	4/18/2024	33,321
USD	3,547,037	GBP	2,789,821	GSI	4/18/2024	9,531
USD	941,386	GBP	739,208	GSI	4/18/2024	4,067
USD	246,033	GBP	192,811	GSI	4/18/2024	1,548
USD	271,650	GBP	214,041	GSI	4/18/2024	245
USD	255,466	GBP	201,360	GSI	4/18/2024	140
USD	11,590,347	GBP	9,100,393	JPM	4/18/2024	51,008
HUF	686,580,107	EUR	1,787,138	HSBC	2/6/2024	1,029
HUF	297,904,580	EUR	766,506	HSBC	3/20/2024	4,918
HUF	379,349,115	EUR	977,616	HSBC	3/20/2024	4,579
HUF	65,816,663	EUR	167,951	JPM	3/20/2024	2,597
IDR	4,914,255,098	USD	309,335	CITI	3/20/2024	1,979
INR	61,719,063	USD	739,452	JPM	2/8/2024	3,367
INR	118,057,920	USD	1,414,596	GSI	4/16/2024	1,873
USD	9,071,508	JPY	1,285,522,484	GSI	4/18/2024	232,425
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	108,677	JPY	15,423,912	GSI	4/18/2024	$2,624
USD	461,033	KRW	594,325,236	GSI	3/20/2024	14,527
MXN	10,874,979	USD	617,405	CITI	3/20/2024	9,520
USD	28,443	MXN	489,581	MS	3/20/2024	219
USD	14,699,190	MXN	251,611,831	GSI	4/18/2024	263,209
MYR	8,619,337	USD	1,827,138	GSI	3/20/2024	4,959
USD	134,056	PEN	510,450	GSI	4/18/2024	88
USD	738,232	PHP	41,245,790	GSI	2/6/2024	5,102
PLN	451,412	EUR	102,505	CITI	3/20/2024	1,674
PLN	475,468	EUR	108,318	GSI	3/20/2024	1,384
PLN	7,708,097	EUR	1,769,780	HSBC	3/20/2024	7,529
PLN	1,803,983	EUR	413,909	HSBC	3/20/2024	2,071
PLN	1,145,862	EUR	262,265	JPM	3/20/2024	2,013
RON	778,219	EUR	155,697	JPM	4/18/2024	70
THB	17,952,310	USD	504,990	CITI	3/20/2024	2,884
THB	19,876,125	USD	559,103	GSI	3/20/2024	3,197
USD	467,660	THB	16,164,756	CITI	3/20/2024	10,355
USD	2,776,311	THB	96,657,265	GSI	3/20/2024	41,855
USD	576,513	THB	20,339,958	GSI	3/20/2024	1,091
USD	1,029,459	UYU	39,881,230	GSI	2/9/2024	11,691
UYU	10,413,230	USD	258,778	CITI	2/9/2024	6,967
UYU	1,014,363	USD	25,046	GSI	2/9/2024	841
UYU	28,453,637	USD	699,021	HSBC	2/9/2024	27,115
UYU	11,024,628	USD	275,272	CITI	3/27/2024	4,755
UYU	15,612,623	USD	390,199	JPM	3/27/2024	6,363
USD	600,823	ZAR	11,024,754	JPM	3/20/2024	14,285
ZAR	10,694,166	USD	561,831	CITI	3/20/2024	7,118
ZAR	25,570,302	USD	1,346,602	MS	3/20/2024	13,786
Total unrealized appreciation						$4,439,518
BRL	31,917,705	USD	6,465,000	GSI	2/8/2024	(27,494)
BRL	1,511,240	USD	307,757	GSI	4/3/2024	(4,553)
BRL	5,845,694	USD	1,173,481	BCB	5/23/2024	(7,218)
BRL	7,978,064	USD	1,607,994	BCB	5/23/2024	(16,307)
USD	323,876	BRL	1,616,593	CITI	4/3/2024	(466)
CLP	5,755,789,500	USD	6,465,000	GSI	2/8/2024	(278,526)
CLP	723,111,002	USD	816,750	GSI	3/20/2024	(41,811)
USD	1,150,345	COP	4,515,795,149	CITI	2/1/2024	(9,343)
USD	1,113,584	COP	4,515,795,149	GSI	2/1/2024	(46,104)
USD	1,134,357	COP	4,515,795,149	CITI	5/2/2024	(5,578)
USD	236,291	COP	944,543,505	GSI	5/2/2024	(2,143)
CZK	4,435,450	EUR	178,890	CITI	3/20/2024	(875)
CZK	10,234,423	EUR	411,269	JPM	3/20/2024	(390)
CZK	4,616,488	EUR	186,089	MS	3/20/2024	(800)
DKK	6,278,370	USD	925,631	CITI	4/18/2024	(11,765)
EUR	1,776,824	HUF	686,580,107	HSBC	3/20/2024	(224)
EUR	258,850	PLN	1,126,257	JPM	3/20/2024	(818)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	77,671	RON	388,152	BCB	4/18/2024	$(20)
EUR	2,512,765	USD	2,723,460	SCB	2/2/2024	(7,915)
EUR	359,851	USD	393,936	BCB	2/5/2024	(4,997)
EUR	2,107,970	USD	2,296,064	CITI	2/5/2024	(17,698)
EUR	65,269	USD	71,556	JPM	2/5/2024	(1,011)
EUR	383,969	USD	420,567	JPM	2/6/2024	(5,543)
EUR	42,785,000	USD	46,949,906	GSI	2/8/2024	(700,669)
EUR	280,254	USD	305,766	CITI	3/5/2024	(2,491)
EUR	257,767	USD	281,700	JPM	3/5/2024	(2,760)
EUR	1,212,535	USD	1,331,910	CITI	4/18/2024	(17,275)
EUR	7,403,437	USD	8,132,305	CITI	4/18/2024	(105,474)
EUR	2,645,517	USD	2,906,061	GSI	4/18/2024	(37,782)
GBP	2,065,395	USD	2,629,837	CITI	4/18/2024	(10,906)
GBP	720,245	USD	916,843	GSI	4/18/2024	(3,569)
HUF	466,344,201	EUR	1,216,984	GSI	2/6/2024	(2,662)
HUF	2,239,117,500	USD	6,450,000	GSI	2/8/2024	(148,449)
HUF	41,538,000	USD	119,633	GSI	4/18/2024	(3,461)
IDR	16,713,357,508	USD	1,075,990	JPM	3/20/2024	(17,212)
USD	778,081	IDR	12,298,355,566	GSI	3/20/2024	(1,010)
INR	56,338,857	USD	678,814	GSI	2/8/2024	(749)
USD	1,419,221	INR	118,057,920	GSI	2/8/2024	(1,662)
JPY	1,307,546,505	USD	9,090,000	GSI	2/8/2024	(197,770)
KRW	675,608,863	USD	514,440	CITI	3/20/2024	(6,866)
KRW	1,742,654,868	USD	1,327,899	CITI	3/20/2024	(18,672)
KRW	734,960,675	USD	552,195	JPM	3/20/2024	(32)
MXN	11,125,877	USD	647,087	MS	3/20/2024	(5,698)
PEN	263,672	USD	71,220	GSI	4/18/2024	(2,019)
PHP	41,235,369	USD	736,004	GSI	2/6/2024	(3,059)
THB	47,507,235	USD	1,360,716	CITI	3/20/2024	(16,726)
TRY	76,287,315	USD	1,818,530	GSI	1/9/2025	(21,368)
UYU	39,881,230	USD	1,022,334	GSI	3/27/2024	(9,348)
USD	120,798	ZAR	2,292,017	GSI	3/20/2024	(1,142)
ZAR	19,245,374	USD	1,027,504	JPM	3/20/2024	(3,613)
Total unrealized depreciation						$(1,834,043)
Total net unrealized appreciation						$2,605,475
Bond forward contracts ("bond forwards")
At January 31, 2024, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	$1,285,000	01/15/2030	$1,597
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	6,000,000	01/15/2032	13,177
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%	7,750,000	01/15/2033	5,327
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%	2,300,000	02/15/2042	5,297
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%	$2,250,000	02/15/2048	$868
Total unrealized appreciation				$26,266
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	3,500,000	10/15/2025	(11,185)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	3,250,000	04/15/2026	(11,187)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	4,500,000	10/15/2026	(8,270)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%	7,200,000	10/15/2027	(56)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%	8,500,000	01/15/2029	(9,267)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%	3,300,000	02/15/2053	(243)
Total unrealized depreciation				$(40,208)
Total net unrealized depreciation				$(13,942)
Credit default swap contracts ("credit default swaps")
At January 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 40 V.1	EUR	1,050,000	5.00%	3M	12/20/2028	$(40,084)	$(39,960)	$(6,777)	$(86,821)
ICE CC	Republic of Columbia	USD	10,000,000	1.00%	3M	12/20/2028	319,263	(9,229)	(11,944)	298,090
ICE CC	CDX North America High Yield Index, Ser. 41.V2	USD	20,300,226	5.00%	3M	12/20/2028	(1,176,537)	(3,583)	(121,237)	(1,301,357)
Total							$(897,358)	$(52,772)	$(139,958)	$(1,090,088)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	Republic of Panama	USD	10,000,000	1.00%	3M	12/20/2028	$(359,988)	$(64,932)	$11,944	$(412,976)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Interest rate swap contracts ("interest rate swaps")
At January 31, 2024, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	CAD	29,996,000	Receive	3M CDOR	2.67%	6M/6M	2/17/2027	$868,939	$290,443	$1,159,382
CME	CAD	29,996,000	Pay	3M CDOR	2.67%	6M/6M	2/17/2027	(868,939)	(290,443)	(1,159,382)
LCH	EUR	4,700,708	Receive	EUROSTR	3.17%	1Y/1Y	5/5/2025	(9,802)	20,110	10,308
LCH	EUR	4,698,512	Pay	6M EURIBOR	3.43%	1Y/6M	5/5/2025	10,105	78,229	88,334
LCH	EUR	840,000	Pay	EUROSTR	3.24%	1Y/1Y	10/26/2026	19,174	(1,684)	17,490
LCH	EUR	373,000	Pay	EUROSTR	3.09%	1Y/1Y	10/26/2028	14,796	(908)	13,888
LCH	EUR	206,577	Receive	EURIBOR	0.05%	6M/1Y	4/13/2031	36,106	2,751	38,857
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	1Y/6M	8/30/2032	(10,763)	(3,360)	(14,123)
LCH	GBP	25,955,000	Receive	SONIA	3.79%	1Y/1Y	1/18/2029	(212,130)	17,720	(194,410)
LCH	GBP	6,577,000	Pay	SONIA	3.84%	1Y/1Y	1/18/2054	197,342	(4,318)	193,024
LCH	SEK	170,453,000	Pay	3M STIBOR	3.15%	1Y/3M	11/21/2028	434,280	(35,047)	399,233
LCH	SEK	55,576,000	Pay	3M STIBOR	2.65%	1Y/3M	12/11/2028	25,418	(11,378)	14,040
LCH	SEK	37,982,000	Receive	3M STIBOR	2.80%	3M/1Y	11/20/2053	(326,555)	10,364	(316,191)
LCH	SEK	11,935,000	Receive	3M STIBOR	2.33%	3M/1Y	12/11/2053	10,951	2,952	13,903
Total								$188,922	$75,431	$264,353
Inflation swap contracts ("inflation swaps")
At January 31, 2024, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,600,000	Receive	FRCPXTOB	0.95%	T/T	4/15/2024	$(216,529)	$383,298	$166,769
LCH	EUR	1,600,000	Pay	CPTFEMU	1.15%	T/T	4/15/2024	(298,519)	60,492	(238,027)
LCH	EUR	750,000	Receive	CPTFEMU	2.21%	T/T	11/15/2028	8,241	(17,873)	(9,632)
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	(155,812)	280,423	124,611
LCH	EUR	750,000	Pay	CPTFEMU	2.32%	T/T	11/15/2033	(1,134)	18,784	17,650
Total								$(663,753)	$725,124	$61,371
Total return swap contracts ("total return swaps")
At January 31, 2024, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	74,452,042	3/20/2024	5.32%	—%	SOFR	T/3M	$(92,958)	$(475,891)	$(568,849)
Total									$(92,958)	$(475,891)	$(568,849)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2024.
Purchased straddle option contracts ("options purchased")
At January 31, 2024, the Fund had outstanding options purchased as follows:
Counterparty	Description	Notional Amount	Exercise Level*	Lower Barrier	Upper Barrier	Expiration Date	Cost*	Value
BNP	Call & Put USD versus JPY Forward Volatility Agreement with Double Knock-out	$ 8,000,000	9.00%	130	155	1/21/2025	$0	$0(a)(b)
Total options purchased (cost $0)								$0

(a)	Value determined using significant unobservable inputs.
(b)	Securities fair valued as of January 31, 2024, in accordance with procedures approved by the valuation designee.
*	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$64,775,611	$—	$64,775,611
U.S. Government Agency Securities	—	2,305,722	—	2,305,722
Mortgage-Backed Securities#	—	2,485,322,155	—	2,485,322,155
Asset-Backed Securities	—	347,867,753	—	347,867,753
Corporate Bonds#	—	1,344,442,541	—	1,344,442,541
Loan Assignments#
Utilities	—	—	555,714	555,714
Other Loan Assignments	—	414,080	—	414,080
Total Loan Assignments	—	414,080	555,714	969,794
Foreign Government Securities	—	156,324,226	—	156,324,226
Convertible Bonds#	—	353,800	—	353,800
Municipal Notes#	—	31,812,502	—	31,812,502
Common Stocks#	—	58,409	—	58,409
Investment Companies	—	324,212	—	324,212
Exchange-Traded Funds	98,814,609	—	—	98,814,609
Options Purchased	—	—	—	—
Short-Term Investments	—	136,661,127	—	136,661,127
Total Investments	$98,814,609	$4,570,662,138	$555,714	$4,670,032,461

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Asset-Backed Securities(1)	$44	$—	$(6)	$12	$—	$(50)	$—	$—	$—	$—
Loan Assignments(2)	—	—	—	19	—	(4)	541	—	556	19
Total	$44	$—	$(6)	$31	$—	$(54)	$541	$—	$556	$19
(1) At the beginning of the period, these investments were valued based on a single quotation obtained from a dealer.
(2) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$9,253,508	$—	$—	$9,253,508
Liabilities	(28,711,504)	—	—	(28,711,504)
Forward FX Contracts@
Assets	—	4,439,518	—	4,439,518
Liabilities	—	(1,834,043)	—	(1,834,043)
Bond Forwards@
Assets	—	26,266	—	26,266
Liabilities	—	(40,208)	—	(40,208)
Swaps
Assets	—	2,555,579	—	2,555,579
Liabilities	—	(4,301,768)	—	(4,301,768)
Total	$(19,457,996)	$845,344	$—	$(18,612,652)

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at October 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at January 31, 2024	Value at January 31, 2024
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$578,674	$580,077	$837,380	$37,175	$(34,334)	$42,118	375,535	$324,212
Sub-total for affiliates held as of 1/31/24(c)	$578,674	$580,077	$837,380	$37,175	$(34,334)	$42,118		$324,212

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(c)	At January 31, 2024, the value of this security amounted to 0.01% of the net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2024
Notes to Schedule of Investments Income Funds (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), Neuberger Berman Short Duration Bond Fund ("Short Duration") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds and exchange-traded funds, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
As of January 31, 2024, unfunded loan commitments for Floating Rate Income, pursuant to the following loan agreements were as follows:
Floating Rate Income
Borrower	Principal Amount	Value
Ryan LLC, Term Loan DD, (3 mo. USD Term SOFR + 4.50%), 4.50%, due 11/14/2030(a)	$153,333	$153,286

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2024.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Benchmarks:
CDOR	= Canadian Dollar Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CLICP	= Sinacofi Chile Interbank Rate Average
CNRR007	= China Fixing Rate Repo Rates 7 Day
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EURIBOR	= Euro Interbank Offered Rate
EUROSTR	= Euro Short Term Rate
FRCPXTOB	= France Consumer Price Index Ex Tobacco
IBRCOL	= Colombia Overnight Interbank Reference Rate
JIBAR	= Johannesburg Interbank Average Rate
KLIBOR	= Kuala Lumpur Interbank Offered Rate
LIBOR	= London Interbank Offered Rate
MIBOR	= Mumbai Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SONIA	= Sterling Overnight Index Average
STIBOR	= Stockholm Interbank Offer Rate
TIIE	= Mexican Interbank Equilibrium Interest Rate
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
7D	= 7 Days
28D	= 28 Days
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
MYR	= Malaysian Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company

Currency Abbreviations:
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
ILS	= Israel Shekel
INR	= Indian Rupee
JPY	= Japanese Yen
KRW	= South Korean Won
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
RON	= Romanian New Leu
RSD	= Serbia Dinar
SEK	= Sweden Krona
THB	= Thai Baht
TRY	= Turkish Lira
UGX	= Ugandan Shilling
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Currency Abbreviations: (cont’d)
UYU	= Uruguayan Peso
ZAR	= South African Rand
Currency Abbreviations: (cont’d)
ZMW	= Zambian Kwacha
(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.